As filed with the Securities and Exchange Commission on January 2, 2026
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: October 31
Date of reporting period: October 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.

(a) Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.
Neuberger Berman

Floating Rate Income Fund

Annual Shareholder Report

October 31, 2025

Institutional Class: NFIIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/floatingrate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	0.60%

How did the Fund perform last year?

The Fund’s absolute return was positive. Its underweighting, versus the Morningstar LSTA U.S. Leveraged Loan Index (Index), to and security selection in Auto Components and Chemicals, and its Professional Services security selection, were top performance contributors. Security selection in Containers & Packaging, Capital Markets, and Media, and Media underweighting, were detractors. Respecting ratings, CCC rated issuer security selection and underweighting were top contributors, followed by B & BB rated issuers security selection. An underweight to BBB rated issuers slightly detracted from returns.

Performance Attribution

Top Contributors

Top Detractors

  Underweight to and security selection within Auto Components and Chemicals versus the Index

  Security selection within Professional Services

  Security selection in and the underweight to CCC rated issuers relative to the Index

  Security selection in B and BB rated issuers

  Security selection within Containers & Packaging

  Underweight to and security selection in Media versus the Index

  Security selection within Capital Markets

  Underweight to BBB rated issuers versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,636,000	Bloomberg U.S. Aggregate Bond Index $1,207,100	Morningstar LSTA U.S. Leveraged Loan Index $1,710,900
10/31/15	$1,000,000	$1,000,000	$1,000,000
10/31/16	$1,045,200	$1,043,700	$1,065,300
10/31/17	$1,088,500	$1,053,100	$1,119,200
10/31/18	$1,126,000	$1,031,500	$1,170,000
10/31/19	$1,149,900	$1,150,200	$1,201,200
10/31/20	$1,182,400	$1,221,400	$1,221,900
10/31/21	$1,278,400	$1,215,500	$1,325,400
10/31/22	$1,240,500	$1,024,900	$1,300,500
10/31/23	$1,385,400	$1,028,600	$1,455,500
10/31/24	$1,535,400	$1,137,000	$1,609,200
10/31/25	$1,636,000	$1,207,100	$1,710,900

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	6.55%	6.71%	5.05%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Morningstar LSTA U.S. Leveraged Loan Index	6.32%	6.96%	5.52%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$518,631,551
Number of Portfolio Holdings	414
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$1,605,469

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.2%
CSC Holdings LLC	0.8%
Anticimex International AB	0.7%
Acrisure LLC	0.7%
Altice France SA	0.6%
Proofpoint, Inc.	0.6%
Dayforce, Inc.	0.6%
Allied Universal Holdco LLC	0.6%
Bausch & Lomb Corp.	0.5%
MH Sub I LLC	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Software	10.3%
Health Care Providers & Services	5.9%
Oil, Gas & Consumable Fuels	5.2%
Investment Companies	5.2%
Commercial Services & Supplies	5.0%
Hotels, Restaurants & Leisure	4.1%
Capital Markets	3.8%
Insurance	3.7%
Diversified Telecommunication Services	3.6%
Containers & Packaging	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/floatingrate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0245 12/25

Annual Shareholder Report

October 31, 2025

Institutional Class: NFIIX

Neuberger Berman

Floating Rate Income Fund

Annual Shareholder Report

October 31, 2025

Class A: NFIAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/floatingrate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.97%

How did the Fund perform last year?

The Fund’s absolute return was positive. Its underweighting, versus the Morningstar LSTA U.S. Leveraged Loan Index (Index), to and security selection in Auto Components and Chemicals, and its Professional Services security selection, were top performance contributors. Security selection in Containers & Packaging, Capital Markets, and Media, and Media underweighting, were detractors. Respecting ratings, CCC rated issuer security selection and underweighting were top contributors, followed by B & BB rated issuers security selection. An underweight to BBB rated issuers slightly detracted from returns.

Performance Attribution

Top Contributors

Top Detractors

  Underweight to and security selection within Auto Components and Chemicals versus the Index

  Security selection within Professional Services

  Security selection in and the underweight to CCC rated issuers relative to the Index

  Security selection in B and BB rated issuers

  Security selection within Containers & Packaging

  Underweight to and security selection in Media versus the Index

  Security selection within Capital Markets

  Underweight to BBB rated issuers versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $15,108	Bloomberg U.S. Aggregate Bond Index $12,071	Morningstar LSTA U.S. Leveraged Loan Index $17,109
10/31/15	$9,575	$10,000	$10,000
10/31/16	$9,978	$10,437	$10,653
10/31/17	$10,353	$10,531	$11,192
10/31/18	$10,671	$10,315	$11,700
10/31/19	$10,857	$11,502	$12,012
10/31/20	$11,123	$12,214	$12,219
10/31/21	$11,982	$12,155	$13,254
10/31/22	$11,583	$10,249	$13,005
10/31/23	$12,888	$10,286	$14,555
10/31/24	$14,231	$11,370	$16,092
10/31/25	$15,108	$12,071	$17,109

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	6.16%	6.32%	4.67%
Class A (including sales charge)	1.63%	5.39%	4.21%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Morningstar LSTA U.S. Leveraged Loan Index	6.32%	6.96%	5.52%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$518,631,551
Number of Portfolio Holdings	414
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$1,605,469

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.2%
CSC Holdings LLC	0.8%
Anticimex International AB	0.7%
Acrisure LLC	0.7%
Altice France SA	0.6%
Proofpoint, Inc.	0.6%
Dayforce, Inc.	0.6%
Allied Universal Holdco LLC	0.6%
Bausch & Lomb Corp.	0.5%
MH Sub I LLC	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Software	10.3%
Health Care Providers & Services	5.9%
Oil, Gas & Consumable Fuels	5.2%
Investment Companies	5.2%
Commercial Services & Supplies	5.0%
Hotels, Restaurants & Leisure	4.1%
Capital Markets	3.8%
Insurance	3.7%
Diversified Telecommunication Services	3.6%
Containers & Packaging	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/floatingrate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0243 12/25

Annual Shareholder Report

October 31, 2025

Class A: NFIAX

Neuberger Berman

Floating Rate Income Fund

Annual Shareholder Report

October 31, 2025

Class C: NFICX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/floatingrate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.72%

How did the Fund perform last year?

The Fund’s absolute return was positive. Its underweighting, versus the Morningstar LSTA U.S. Leveraged Loan Index (Index), to and security selection in Auto Components and Chemicals, and its Professional Services security selection, were top performance contributors. Security selection in Containers & Packaging, Capital Markets, and Media, and Media underweighting, were detractors. Respecting ratings, CCC rated issuer security selection and underweighting were top contributors, followed by B & BB rated issuers security selection. An underweight to BBB rated issuers slightly detracted from returns.

Performance Attribution

Top Contributors

Top Detractors

  Underweight to and security selection within Auto Components and Chemicals versus the Index

  Security selection within Professional Services

  Security selection in and the underweight to CCC rated issuers relative to the Index

  Security selection in B and BB rated issuers

  Security selection within Containers & Packaging

  Underweight to and security selection in Media versus the Index

  Security selection within Capital Markets

  Underweight to BBB rated issuers versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $14,614	Bloomberg U.S. Aggregate Bond Index $12,071	Morningstar LSTA U.S. Leveraged Loan Index $17,109
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,336	$10,437	$10,653
10/31/17	$10,644	$10,531	$11,192
10/31/18	$10,889	$10,315	$11,700
10/31/19	$10,997	$11,502	$12,012
10/31/20	$11,182	$12,214	$12,219
10/31/21	$11,944	$12,155	$13,254
10/31/22	$11,470	$10,249	$13,005
10/31/23	$12,667	$10,286	$14,555
10/31/24	$13,869	$11,370	$16,092
10/31/25	$14,614	$12,071	$17,109

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	5.37%	5.50%	3.87%
Class C (including sales charge)	4.38%	5.50%	3.87%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Morningstar LSTA U.S. Leveraged Loan Index	6.32%	6.96%	5.52%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$518,631,551
Number of Portfolio Holdings	414
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$1,605,469

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.2%
CSC Holdings LLC	0.8%
Anticimex International AB	0.7%
Acrisure LLC	0.7%
Altice France SA	0.6%
Proofpoint, Inc.	0.6%
Dayforce, Inc.	0.6%
Allied Universal Holdco LLC	0.6%
Bausch & Lomb Corp.	0.5%
MH Sub I LLC	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Software	10.3%
Health Care Providers & Services	5.9%
Oil, Gas & Consumable Fuels	5.2%
Investment Companies	5.2%
Commercial Services & Supplies	5.0%
Hotels, Restaurants & Leisure	4.1%
Capital Markets	3.8%
Insurance	3.7%
Diversified Telecommunication Services	3.6%
Containers & Packaging	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/floatingrate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0244 12/25

Annual Shareholder Report

October 31, 2025

Class C: NFICX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2025

Investor Class: NHINX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	0.88%

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $16,021	Bloomberg U.S. Aggregate Bond Index $12,071	ICE BofA U.S. High Yield Constrained Index $17,575
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,790	$10,437	$11,018
10/31/17	$11,528	$10,531	$12,025
10/31/18	$11,544	$10,315	$12,129
10/31/19	$12,435	$11,502	$13,138
10/31/20	$12,789	$12,214	$13,459
10/31/21	$13,968	$12,155	$14,906
10/31/22	$12,344	$10,249	$13,199
10/31/23	$12,842	$10,286	$13,966
10/31/24	$14,835	$11,370	$16,268
10/31/25	$16,021	$12,071	$17,575

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	7.99%	4.61%	4.83%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0249 12/25

Annual Shareholder Report

October 31, 2025

Investor Class: NHINX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2025

Institutional Class: NHILX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.72%

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,625,000	Bloomberg U.S. Aggregate Bond Index $1,207,100	ICE BofA U.S. High Yield Constrained Index $1,757,500
10/31/15	$1,000,000	$1,000,000	$1,000,000
10/31/16	$1,081,700	$1,043,700	$1,101,800
10/31/17	$1,155,500	$1,053,100	$1,202,500
10/31/18	$1,159,100	$1,031,500	$1,212,900
10/31/19	$1,250,500	$1,150,200	$1,313,800
10/31/20	$1,288,200	$1,221,400	$1,345,900
10/31/21	$1,409,100	$1,215,500	$1,490,600
10/31/22	$1,247,600	$1,024,900	$1,319,900
10/31/23	$1,300,000	$1,028,600	$1,396,600
10/31/24	$1,504,300	$1,137,000	$1,626,800
10/31/25	$1,625,000	$1,207,100	$1,757,500

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	8.03%	4.75%	4.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0254 12/25

Annual Shareholder Report

October 31, 2025

Institutional Class: NHILX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2025

Class A: NHIAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.11%

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $14,927	Bloomberg U.S. Aggregate Bond Index $12,071	ICE BofA U.S. High Yield Constrained Index $17,575
10/31/15	$9,575	$10,000	$10,000
10/31/16	$10,304	$10,437	$11,018
10/31/17	$10,973	$10,531	$12,025
10/31/18	$10,959	$10,315	$12,129
10/31/19	$11,774	$11,502	$13,138
10/31/20	$12,076	$12,214	$13,459
10/31/21	$13,152	$12,155	$14,906
10/31/22	$11,593	$10,249	$13,199
10/31/23	$12,033	$10,286	$13,966
10/31/24	$13,871	$11,370	$16,268
10/31/25	$14,927	$12,071	$17,575

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	7.61%	4.33%	4.54%
Class A (including sales charge)	3.04%	3.43%	4.09%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0250 12/25

Annual Shareholder Report

October 31, 2025

Class A: NHIAX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2025

Class C: NHICX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.87%

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $14,531	Bloomberg U.S. Aggregate Bond Index $12,071	ICE BofA U.S. High Yield Constrained Index $17,575
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,698	$10,437	$11,018
10/31/17	$11,315	$10,531	$12,025
10/31/18	$11,210	$10,315	$12,129
10/31/19	$11,973	$11,502	$13,138
10/31/20	$12,181	$12,214	$13,459
10/31/21	$13,189	$12,155	$14,906
10/31/22	$11,547	$10,249	$13,199
10/31/23	$11,879	$10,286	$13,966
10/31/24	$13,589	$11,370	$16,268
10/31/25	$14,531	$12,071	$17,575

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	6.93%	3.59%	3.81%
Class C (including sales charge)	5.93%	3.59%	3.81%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0253 12/25

Annual Shareholder Report

October 31, 2025

Class C: NHICX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2025

Class R3: NHIRX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$142	1.37%

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R3 $15,245	Bloomberg U.S. Aggregate Bond Index $12,071	ICE BofA U.S. High Yield Constrained Index $17,575
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,748	$10,437	$11,018
10/31/17	$11,414	$10,531	$12,025
10/31/18	$11,358	$10,315	$12,129
10/31/19	$12,195	$11,502	$13,138
10/31/20	$12,481	$12,214	$13,459
10/31/21	$13,565	$12,155	$14,906
10/31/22	$11,932	$10,249	$13,199
10/31/23	$12,354	$10,286	$13,966
10/31/24	$14,203	$11,370	$16,268
10/31/25	$15,245	$12,071	$17,575

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R3	7.33%	4.08%	4.31%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0251 12/25

Annual Shareholder Report

October 31, 2025

Class R3: NHIRX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2025

Class R6: NRHIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.62%

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $16,421	Bloomberg U.S. Aggregate Bond Index $12,071	ICE BofA U.S. High Yield Constrained Index $17,575
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,826	$10,437	$11,018
10/31/17	$11,588	$10,531	$12,025
10/31/18	$11,617	$10,315	$12,129
10/31/19	$12,560	$11,502	$13,138
10/31/20	$12,953	$12,214	$13,459
10/31/21	$14,181	$12,155	$14,906
10/31/22	$12,571	$10,249	$13,199
10/31/23	$13,113	$10,286	$13,966
10/31/24	$15,186	$11,370	$16,268
10/31/25	$16,421	$12,071	$17,575

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	8.13%	4.86%	5.08%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0252 12/25

Annual Shareholder Report

October 31, 2025

Class R6: NRHIX

Neuberger Berman

High Income Bond Fund

Annual Shareholder Report

October 31, 2025

Class E: NHIEX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$9	0.09%

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class E $16,493	Bloomberg U.S. Aggregate Bond Index $12,071	ICE BofA U.S. High Yield Constrained Index $17,575
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,790	$10,437	$11,018
10/31/17	$11,528	$10,531	$12,025
10/31/18	$11,544	$10,315	$12,129
10/31/19	$12,435	$11,502	$13,138
10/31/20	$12,789	$12,214	$13,459
10/31/21	$13,968	$12,155	$14,906
10/31/22	$12,410	$10,249	$13,199
10/31/23	$13,013	$10,286	$13,966
10/31/24	$15,153	$11,370	$16,268
10/31/25	$16,493	$12,071	$17,575

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class E	8.84%	5.22%	5.13%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0317 12/25

Annual Shareholder Report

October 31, 2025

Class E: NHIEX

Neuberger Berman

Municipal High Income Fund

Annual Shareholder Report

October 31, 2025

Institutional Class: NMHIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/munihighincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.50%

How did the Fund perform last year?

Having a shorter duration than the 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index (the Index) detracted from returns as interest rates moved lower over the period. Several of the Fund’s project-specific securities also negatively impacted returns. On the upside, security selection contributed to performance. Our overweight to securities rated BBB versus the Index was also beneficial.

Performance Attribution

Top Contributors

Top Detractors

  Security selection

  Overweight to BBB rated bonds versus the Index

  Duration positioning versus the Index

  Project-specific finance securities

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,326,600	Bloomberg Municipal Bond Index $1,270,700	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $1,360,300
10/31/15	$1,000,000	$1,000,000	$1,000,000
10/31/16	$1,067,000	$1,040,600	$1,056,400
10/31/17	$1,090,900	$1,063,400	$1,082,600
10/31/18	$1,108,500	$1,057,900	$1,096,700
10/31/19	$1,215,200	$1,157,600	$1,208,500
10/31/20	$1,220,800	$1,199,200	$1,243,000
10/31/21	$1,316,500	$1,230,800	$1,310,000
10/31/22	$1,095,300	$1,083,400	$1,132,400
10/31/23	$1,104,500	$1,112,000	$1,167,600
10/31/24	$1,280,200	$1,219,800	$1,312,000
10/31/25	$1,326,600	$1,270,700	$1,360,300

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	3.63%	1.68%	2.87%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index	3.68%	1.82%	3.12%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$65,818,789
Number of Portfolio Holdings	140
Portfolio Turnover Rate	91%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	9.4%
California	8.3%
Wisconsin	7.8%
New York	7.1%
Alabama	6.1%
Georgia	5.0%
Florida	4.7%
New Jersey	4.6%
Ohio	3.9%
Colorado	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	86.1%
General Obligations	6.4%
Special Assessment	3.0%
Tax Allocation	2.4%
Pre-Refunded	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/munihighincome-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0263 12/25

Annual Shareholder Report

October 31, 2025

Institutional Class: NMHIX

Neuberger Berman

Municipal High Income Fund

Annual Shareholder Report

October 31, 2025

Class A: NMHAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/munihighincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.87%

How did the Fund perform last year?

Having a shorter duration than the 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index (the Index) detracted from returns as interest rates moved lower over the period. Several of the Fund’s project-specific securities also negatively impacted returns. On the upside, security selection contributed to performance. Our overweight to securities rated BBB versus the Index was also beneficial.

Performance Attribution

Top Contributors

Top Detractors

  Security selection

  Overweight to BBB rated bonds versus the Index

  Duration positioning versus the Index

  Project-specific finance securities

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $12,230	Bloomberg Municipal Bond Index $12,707	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,603
10/31/15	$9,575	$10,000	$10,000
10/31/16	$10,168	$10,406	$10,564
10/31/17	$10,358	$10,634	$10,826
10/31/18	$10,486	$10,579	$10,967
10/31/19	$11,443	$11,576	$12,085
10/31/20	$11,453	$11,992	$12,430
10/31/21	$12,306	$12,308	$13,100
10/31/22	$10,210	$10,834	$11,324
10/31/23	$10,258	$11,120	$11,676
10/31/24	$11,833	$12,198	$13,120
10/31/25	$12,230	$12,707	$13,603

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	3.35%	1.32%	2.48%
Class A (including sales charge)	(1.04)%	0.44%	2.03%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index	3.68%	1.82%	3.12%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$65,818,789
Number of Portfolio Holdings	140
Portfolio Turnover Rate	91%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	9.4%
California	8.3%
Wisconsin	7.8%
New York	7.1%
Alabama	6.1%
Georgia	5.0%
Florida	4.7%
New Jersey	4.6%
Ohio	3.9%
Colorado	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	86.1%
General Obligations	6.4%
Special Assessment	3.0%
Tax Allocation	2.4%
Pre-Refunded	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/munihighincome-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0261 12/25

Annual Shareholder Report

October 31, 2025

Class A: NMHAX

Neuberger Berman

Municipal High Income Fund

Annual Shareholder Report

October 31, 2025

Class C: NMHCX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/munihighincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.62%

How did the Fund perform last year?

Having a shorter duration than the 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index (the Index) detracted from returns as interest rates moved lower over the period. Several of the Fund’s project-specific securities also negatively impacted returns. On the upside, security selection contributed to performance. Our overweight to securities rated BBB versus the Index was also beneficial.

Performance Attribution

Top Contributors

Top Detractors

  Security selection

  Overweight to BBB rated bonds versus the Index

  Duration positioning versus the Index

  Project-specific finance securities

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $11,887	Bloomberg Municipal Bond Index $12,707	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,603
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,552	$10,406	$10,564
10/31/17	$10,679	$10,634	$10,826
10/31/18	$10,720	$10,579	$10,967
10/31/19	$11,622	$11,576	$12,085
10/31/20	$11,556	$11,992	$12,430
10/31/21	$12,322	$12,308	$13,100
10/31/22	$10,139	$10,834	$11,324
10/31/23	$10,111	$11,120	$11,676
10/31/24	$11,588	$12,198	$13,120
10/31/25	$11,887	$12,707	$13,603

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	2.59%	0.57%	1.74%
Class C (including sales charge)	1.59%	0.57%	1.74%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index	3.68%	1.82%	3.12%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$65,818,789
Number of Portfolio Holdings	140
Portfolio Turnover Rate	91%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	9.4%
California	8.3%
Wisconsin	7.8%
New York	7.1%
Alabama	6.1%
Georgia	5.0%
Florida	4.7%
New Jersey	4.6%
Ohio	3.9%
Colorado	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	86.1%
General Obligations	6.4%
Special Assessment	3.0%
Tax Allocation	2.4%
Pre-Refunded	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/munihighincome-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0262 12/25

Annual Shareholder Report

October 31, 2025

Class C: NMHCX

Neuberger Berman

Municipal Impact Fund

Annual Shareholder Report

October 31, 2025

Institutional Class: NMIIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/muniimpact-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.43%

How did the Fund perform last year?

Having a shorter duration than the Bloomberg Municipal Bond Index (the Index) detracted from returns as interest rates moved lower over the period. Our overweight to securities rated BBB versus the Index was also a modest drag on returns, as was our positioning in the general obligation (G.O.) sector. On the upside, security selection contributed to performance. The Fund’s yield curve positioning was also beneficial, as was our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Security selection

  Yield curve positioning

  Revenue bonds

  Duration positioning versus the Index

  Overweight securities rated BBB

  G.O. bonds

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,186,300	Bloomberg Municipal Bond Index $1,270,700
10/31/15	$1,000,000	$1,000,000
10/31/16	$1,033,800	$1,040,600
10/31/17	$1,042,400	$1,063,400
10/31/18	$1,025,700	$1,057,900
10/31/19	$1,117,200	$1,157,600
10/31/20	$1,153,900	$1,199,200
10/31/21	$1,172,300	$1,230,800
10/31/22	$1,044,800	$1,083,400
10/31/23	$1,056,500	$1,112,000
10/31/24	$1,143,900	$1,219,800
10/31/25	$1,186,300	$1,270,700

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	3.71%	0.56%	1.72%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The Fund had a different goal and different principal investment strategies, which included a policy to invest 80% of its net assets in securities of municipal issuers that provide interest income that is exempt from New York State and New York City personal income taxes and invest in only investment grade securities, prior to June 16, 2018. Its performance prior to that date might have been different if the current goal and investment strategy had been in effect.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$79,767,964
Number of Portfolio Holdings	116
Portfolio Turnover Rate	48%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	11.8%
Michigan	9.5%
Pennsylvania	7.5%
New York	6.5%
Kentucky	6.4%
Georgia	6.2%
Illinois	5.8%
Alabama	4.9%
South Carolina	4.8%
West Virginia	4.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	71.8%
General Obligations	24.1%
Certificates of Participation	2.1%
Pre-Refunded	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniimpact-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0277 12/25

Annual Shareholder Report

October 31, 2025

Institutional Class: NMIIX

Neuberger Berman

Municipal Impact Fund

Annual Shareholder Report

October 31, 2025

Class A: NIMAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/muniimpact-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.80%

How did the Fund perform last year?

Having a shorter duration than the Bloomberg Municipal Bond Index (the Index) detracted from returns as interest rates moved lower over the period. Our overweight to securities rated BBB versus the Index was also a modest drag on returns, as was our positioning in the general obligation (G.O.) sector. On the upside, security selection contributed to performance. The Fund’s yield curve positioning was also beneficial, as was our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Security selection

  Yield curve positioning

  Revenue bonds

  Duration positioning versus the Index

  Overweight securities rated BBB

  G.O. bonds

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $11,059	Bloomberg Municipal Bond Index $12,707
10/31/15	$9,575	$10,000
10/31/16	$9,898	$10,406
10/31/17	$9,981	$10,634
10/31/18	$9,807	$10,579
10/31/19	$10,648	$11,576
10/31/20	$10,957	$11,992
10/31/21	$11,091	$12,308
10/31/22	$9,842	$10,834
10/31/23	$9,921	$11,120
10/31/24	$10,696	$12,198
10/31/25	$11,059	$12,707

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	3.39%	0.18%	1.45%
Class A (including sales charge)	(1.01)%	(0.68)%	1.01%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%. The performance prior to Class A's inception date of June 19, 2018, is that of the Fund's Institutional Class, which had lower expenses than Class A so its performance typically would have been higher than that of Class A. The Fund had a different goal and different principal investment strategies, which included a policy to invest 80% of its net assets in securities of municipal issuers that provide interest income that is exempt from New York State and New York City personal income taxes and invest in only investment grade securities, prior to June 16, 2018. Its performance prior to that date might have been different if the current goal and investment strategy had been in effect. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$79,767,964
Number of Portfolio Holdings	116
Portfolio Turnover Rate	48%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	11.8%
Michigan	9.5%
Pennsylvania	7.5%
New York	6.5%
Kentucky	6.4%
Georgia	6.2%
Illinois	5.8%
Alabama	4.9%
South Carolina	4.8%
West Virginia	4.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	71.8%
General Obligations	24.1%
Certificates of Participation	2.1%
Pre-Refunded	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniimpact-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0275 12/25

Annual Shareholder Report

October 31, 2025

Class A: NIMAX

Neuberger Berman

Municipal Impact Fund

Annual Shareholder Report

October 31, 2025

Class C: NIMCX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/muniimpact-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.55%

How did the Fund perform last year?

Having a shorter duration than the Bloomberg Municipal Bond Index (the Index) detracted from returns as interest rates moved lower over the period. Our overweight to securities rated BBB versus the Index was also a modest drag on returns, as was our positioning in the general obligation (G.O.) sector. On the upside, security selection contributed to performance. The Fund’s yield curve positioning was also beneficial, as was our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Security selection

  Yield curve positioning

  Revenue bonds

  Duration positioning versus the Index

  Overweight securities rated BBB

  G.O. bonds

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $10,927	Bloomberg Municipal Bond Index $12,707
10/31/15	$10,000	$10,000
10/31/16	$10,338	$10,406
10/31/17	$10,424	$10,634
10/31/18	$10,214	$10,579
10/31/19	$11,005	$11,576
10/31/20	$11,241	$11,992
10/31/21	$11,292	$12,308
10/31/22	$9,946	$10,834
10/31/23	$9,951	$11,120
10/31/24	$10,648	$12,198
10/31/25	$10,927	$12,707

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	2.62%	(0.56)%	0.89%
Class C (including sales charge)	1.62%	(0.56)%	0.89%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. The performance prior to Class C's inception date of June 19, 2018, is that of the Fund's Institutional Class, which had lower expenses than Class C so its performance typically would have been higher than that of Class C. The Fund had a different goal and different principal investment strategies, which included a policy to invest 80% of its net assets in securities of municipal issuers that provide interest income that is exempt from New York State and New York City personal income taxes and invest in only investment grade securities, prior to June 16, 2018. Its performance prior to that date might have been different if the current goal and investment strategy had been in effect. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$79,767,964
Number of Portfolio Holdings	116
Portfolio Turnover Rate	48%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	11.8%
Michigan	9.5%
Pennsylvania	7.5%
New York	6.5%
Kentucky	6.4%
Georgia	6.2%
Illinois	5.8%
Alabama	4.9%
South Carolina	4.8%
West Virginia	4.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	71.8%
General Obligations	24.1%
Certificates of Participation	2.1%
Pre-Refunded	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniimpact-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0276 12/25

Annual Shareholder Report

October 31, 2025

Class C: NIMCX

Neuberger Berman

Municipal Intermediate Bond Fund

Annual Shareholder Report

October 31, 2025

Investor Class: NMUIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

How did the Fund perform last year?

The Fund’s yield curve positioning was the largest detractor from performance, as the Fund maintained a barbelled approach, whereas the Bloomberg 7-Year General Obligation (G.O.) Index (the Index) was bulleted in the intermediate portion of the yield curve. Security selection was also a small headwind for returns. On the upside, the Fund’s duration positioning contributed to performance. In particular, having a duration that was longer than the Index was beneficial as interest rates moved lower over the period. Sector positioning was also additive for returns, driven by our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Sector positioning

  Yield curve positioning versus the Index

  Security selection

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $11,988	Bloomberg Municipal Bond Index $12,707	Bloomberg 7-Year G.O. Index $12,372
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,309	$10,406	$10,304
10/31/17	$10,440	$10,634	$10,458
10/31/18	$10,325	$10,579	$10,348
10/31/19	$11,199	$11,576	$11,241
10/31/20	$11,425	$11,992	$11,743
10/31/21	$11,752	$12,308	$11,868
10/31/22	$10,382	$10,834	$10,842
10/31/23	$10,619	$11,120	$11,046
10/31/24	$11,495	$12,198	$11,759
10/31/25	$11,988	$12,707	$12,372

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	4.29%	0.97%	1.83%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 7-Year G.O. Index	5.22%	1.05%	2.15%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$190,397,561
Number of Portfolio Holdings	216
Portfolio Turnover Rate	83%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	18.0%
Illinois	12.3%
Pennsylvania	9.8%
Georgia	5.6%
Texas	4.9%
California	4.7%
New Jersey	3.9%
Massachusetts	3.8%
Washington	3.6%
Alabama	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	69.8%
General Obligations	26.2%
Pre-Refunded	1.6%
Special Assessment	1.3%
Tax Allocation	0.9%
Certificates of Participation	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniintermediate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0267 12/25

Annual Shareholder Report

October 31, 2025

Investor Class: NMUIX

Neuberger Berman

Municipal Intermediate Bond Fund

Annual Shareholder Report

October 31, 2025

Institutional Class: NMNLX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.30%

How did the Fund perform last year?

The Fund’s yield curve positioning was the largest detractor from performance, as the Fund maintained a barbelled approach, whereas the Bloomberg 7-Year General Obligation (G.O.) Index (the Index) was bulleted in the intermediate portion of the yield curve. Security selection was also a small headwind for returns. On the upside, the Fund’s duration positioning contributed to performance. In particular, having a duration that was longer than the Index was beneficial as interest rates moved lower over the period. Sector positioning was also additive for returns, driven by our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Sector positioning

  Yield curve positioning versus the Index

  Security selection

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,216,900	Bloomberg Municipal Bond Index $1,270,700	Bloomberg 7-Year G.O. Index $1,237,200
10/31/15	$1,000,000	$1,000,000	$1,000,000
10/31/16	$1,032,400	$1,040,600	$1,030,400
10/31/17	$1,047,100	$1,063,400	$1,045,800
10/31/18	$1,037,100	$1,057,900	$1,034,800
10/31/19	$1,126,700	$1,157,600	$1,124,100
10/31/20	$1,151,100	$1,199,200	$1,174,300
10/31/21	$1,185,800	$1,230,800	$1,186,800
10/31/22	$1,049,000	$1,083,400	$1,084,200
10/31/23	$1,074,600	$1,112,000	$1,104,600
10/31/24	$1,165,100	$1,219,800	$1,175,900
10/31/25	$1,216,900	$1,270,700	$1,237,200

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	4.44%	1.12%	1.98%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 7-Year G.O. Index	5.22%	1.05%	2.15%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$190,397,561
Number of Portfolio Holdings	216
Portfolio Turnover Rate	83%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	18.0%
Illinois	12.3%
Pennsylvania	9.8%
Georgia	5.6%
Texas	4.9%
California	4.7%
New Jersey	3.9%
Massachusetts	3.8%
Washington	3.6%
Alabama	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	69.8%
General Obligations	26.2%
Pre-Refunded	1.6%
Special Assessment	1.3%
Tax Allocation	0.9%
Certificates of Participation	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniintermediate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0270 12/25

Annual Shareholder Report

October 31, 2025

Institutional Class: NMNLX

Neuberger Berman

Municipal Intermediate Bond Fund

Annual Shareholder Report

October 31, 2025

Class A: NMNAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.67%

How did the Fund perform last year?

The Fund’s yield curve positioning was the largest detractor from performance, as the Fund maintained a barbelled approach, whereas the Bloomberg 7-Year General Obligation (G.O.) Index (the Index) was bulleted in the intermediate portion of the yield curve. Security selection was also a small headwind for returns. On the upside, the Fund’s duration positioning contributed to performance. In particular, having a duration that was longer than the Index was beneficial as interest rates moved lower over the period. Sector positioning was also additive for returns, driven by our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Sector positioning

  Yield curve positioning versus the Index

  Security selection

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $11,234	Bloomberg Municipal Bond Index $12,707	Bloomberg 7-Year G.O. Index $12,372
10/31/15	$9,575	$10,000	$10,000
10/31/16	$9,854	$10,406	$10,304
10/31/17	$9,948	$10,634	$10,458
10/31/18	$9,817	$10,579	$10,348
10/31/19	$10,625	$11,576	$11,241
10/31/20	$10,816	$11,992	$11,743
10/31/21	$11,101	$12,308	$11,868
10/31/22	$9,783	$10,834	$10,842
10/31/23	$9,985	$11,120	$11,046
10/31/24	$10,786	$12,198	$11,759
10/31/25	$11,234	$12,707	$12,372

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	4.16%	0.76%	1.61%
Class A (including sales charge)	(0.31)%	(0.11)%	1.17%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 7-Year G.O. Index	5.22%	1.05%	2.15%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$190,397,561
Number of Portfolio Holdings	216
Portfolio Turnover Rate	83%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	18.0%
Illinois	12.3%
Pennsylvania	9.8%
Georgia	5.6%
Texas	4.9%
California	4.7%
New Jersey	3.9%
Massachusetts	3.8%
Washington	3.6%
Alabama	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	69.8%
General Obligations	26.2%
Pre-Refunded	1.6%
Special Assessment	1.3%
Tax Allocation	0.9%
Certificates of Participation	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniintermediate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0268 12/25

Annual Shareholder Report

October 31, 2025

Class A: NMNAX

Neuberger Berman

Municipal Intermediate Bond Fund

Annual Shareholder Report

October 31, 2025

Class C: NMNCX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.42%

How did the Fund perform last year?

The Fund’s yield curve positioning was the largest detractor from performance, as the Fund maintained a barbelled approach, whereas the Bloomberg 7-Year General Obligation (G.O.) Index (the Index) was bulleted in the intermediate portion of the yield curve. Security selection was also a small headwind for returns. On the upside, the Fund’s duration positioning contributed to performance. In particular, having a duration that was longer than the Index was beneficial as interest rates moved lower over the period. Sector positioning was also additive for returns, driven by our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Sector positioning

  Yield curve positioning versus the Index

  Security selection

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $10,890	Bloomberg Municipal Bond Index $12,707	Bloomberg 7-Year G.O. Index $12,372
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,218	$10,406	$10,304
10/31/17	$10,248	$10,634	$10,458
10/31/18	$10,029	$10,579	$10,348
10/31/19	$10,774	$11,576	$11,241
10/31/20	$10,895	$11,992	$11,743
10/31/21	$11,098	$12,308	$11,868
10/31/22	$9,708	$10,834	$10,842
10/31/23	$9,834	$11,120	$11,046
10/31/24	$10,543	$12,198	$11,759
10/31/25	$10,890	$12,707	$12,372

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	3.28%	(0.01)%	0.86%
Class C (including sales charge)	2.28%	(0.01)%	0.86%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 7-Year G.O. Index	5.22%	1.05%	2.15%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$190,397,561
Number of Portfolio Holdings	216
Portfolio Turnover Rate	83%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	18.0%
Illinois	12.3%
Pennsylvania	9.8%
Georgia	5.6%
Texas	4.9%
California	4.7%
New Jersey	3.9%
Massachusetts	3.8%
Washington	3.6%
Alabama	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	69.8%
General Obligations	26.2%
Pre-Refunded	1.6%
Special Assessment	1.3%
Tax Allocation	0.9%
Certificates of Participation	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniintermediate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0269 12/25

Annual Shareholder Report

October 31, 2025

Class C: NMNCX

Neuberger Berman

Core Bond Fund

Annual Shareholder Report

October 31, 2025

Investor Class: NCRIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	0.78%

How did the Fund perform last year?

The Fund’s absolute performance was positive. Its largest performance contributor relative to the Bloomberg U.S. Aggregate Bond Index (the Index), was a Securitized Credit allocation (Credit Risk Transfers, and Commercial Mortgage-Backed, Asset-Backed, and Non-Agency Mortgage-Backed securities). Investment Grade & High-Yield bonds were also additive for returns as credit  spreads narrowed. Duration and yield curve positioning were also additive. On the downside, an underweighting to U.S. Treasury Securities  versus the Index and an Emerging Market Debt  securities allocation were modest detractors.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized Credit and Investment-Grade bonds

  High-Yield Corporate bonds

  Duration and yield curve positioning

  Underweight to U.S. Treasury Securities versus the Index

  Emerging Market Debt securities

  Futures Contracts

TEXT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Investor Class $11,918	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
10/31/16	$10,416	$10,437
10/31/17	$10,472	$10,531
10/31/18	$10,176	$10,315
10/31/19	$11,276	$11,502
10/31/20	$12,039	$12,214
10/31/21	$12,156	$12,155
10/31/22	$10,132	$10,249
10/31/23	$10,125	$10,286
10/31/24	$11,248	$11,370
10/31/25	$11,918	$12,071

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Investor Class	5.95%	(0.20)%	1.77%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,139,229,261
Number of Portfolio Holdings	868
Portfolio Turnover Rate	151%
Total Investment Advisory Fees Paid	$1,482,813

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	13.5%
Federal National Mortgage Association	12.6%
U.S. Treasury	9.8%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Government National Mortgage Association	2.6%
Oracle Corp.	1.4%
BX Trust	1.2%
Foundry JV Holdco LLC	1.1%
Imperial Brands Finance PLC	1.0%
Meta Platforms, Inc.	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	39.5%
Corporate Bonds	30.9%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	9.9%
Foreign Government Securities	3.8%
U.S. Government Agency Securities	0.8%
Short-Term Investments	3.1%
Liabilities Less Other Assets	(1.3)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/corebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0227 12/25

Annual Shareholder Report

October 31, 2025

Investor Class: NCRIX

Neuberger Berman

Core Bond Fund

Annual Shareholder Report

October 31, 2025

Institutional Class: NCRLX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.38%

How did the Fund perform last year?

The Fund’s absolute performance was positive. Its largest performance contributor relative to the Bloomberg U.S. Aggregate Bond Index (the Index), was a Securitized Credit allocation (Credit Risk Transfers, and Commercial Mortgage-Backed, Asset-Backed, and Non-Agency Mortgage-Backed securities). Investment Grade & High-Yield bonds were also additive for returns as credit  spreads narrowed. Duration and yield curve positioning were also additive. On the downside, an underweighting to U.S. Treasury Securities  versus the Index and an Emerging Market Debt  securities allocation were modest detractors.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized Credit and Investment-Grade bonds

  High-Yield Corporate bonds

  Duration and yield curve positioning

  Underweight to U.S. Treasury Securities versus the Index

  Emerging Market Debt securities

  Futures Contracts

TEXT

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,240,700	Bloomberg U.S. Aggregate Bond Index $1,207,100
10/31/15	$1,000,000	$1,000,000
10/31/16	$1,046,700	$1,043,700
10/31/17	$1,056,600	$1,053,100
10/31/18	$1,030,000	$1,031,500
10/31/19	$1,145,700	$1,150,200
10/31/20	$1,229,100	$1,221,400
10/31/21	$1,244,900	$1,215,500
10/31/22	$1,041,100	$1,024,900
10/31/23	$1,045,900	$1,028,600
10/31/24	$1,165,000	$1,137,000
10/31/25	$1,240,700	$1,207,100

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	6.49%	0.19%	2.18%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,139,229,261
Number of Portfolio Holdings	868
Portfolio Turnover Rate	151%
Total Investment Advisory Fees Paid	$1,482,813

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	13.5%
Federal National Mortgage Association	12.6%
U.S. Treasury	9.8%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Government National Mortgage Association	2.6%
Oracle Corp.	1.4%
BX Trust	1.2%
Foundry JV Holdco LLC	1.1%
Imperial Brands Finance PLC	1.0%
Meta Platforms, Inc.	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	39.5%
Corporate Bonds	30.9%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	9.9%
Foreign Government Securities	3.8%
U.S. Government Agency Securities	0.8%
Short-Term Investments	3.1%
Liabilities Less Other Assets	(1.3)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/corebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0228 12/25

Annual Shareholder Report

October 31, 2025

Institutional Class: NCRLX

Neuberger Berman

Core Bond Fund

Annual Shareholder Report

October 31, 2025

Class A: NCRAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.78%

How did the Fund perform last year?

The Fund’s absolute performance was positive. Its largest performance contributor relative to the Bloomberg U.S. Aggregate Bond Index (the Index), was a Securitized Credit allocation (Credit Risk Transfers, and Commercial Mortgage-Backed, Asset-Backed, and Non-Agency Mortgage-Backed securities). Investment Grade & High-Yield bonds were also additive for returns as credit  spreads narrowed. Duration and yield curve positioning were also additive. On the downside, an underweighting to U.S. Treasury Securities  versus the Index and an Emerging Market Debt  securities allocation were modest detractors.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized Credit and Investment-Grade bonds

  High-Yield Corporate bonds

  Duration and yield curve positioning

  Underweight to U.S. Treasury Securities versus the Index

  Emerging Market Debt securities

  Futures Contracts

TEXT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $11,420	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$9,575	$10,000
10/31/16	$9,982	$10,437
10/31/17	$10,036	$10,531
10/31/18	$9,752	$10,315
10/31/19	$10,807	$11,502
10/31/20	$11,538	$12,214
10/31/21	$11,650	$12,155
10/31/22	$9,697	$10,249
10/31/23	$9,701	$10,286
10/31/24	$10,766	$11,370
10/31/25	$11,420	$12,071

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	6.08%	(0.20)%	1.78%
Class A (including sales charge)	1.57%	(1.06)%	1.34%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25%. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,139,229,261
Number of Portfolio Holdings	868
Portfolio Turnover Rate	151%
Total Investment Advisory Fees Paid	$1,482,813

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	13.5%
Federal National Mortgage Association	12.6%
U.S. Treasury	9.8%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Government National Mortgage Association	2.6%
Oracle Corp.	1.4%
BX Trust	1.2%
Foundry JV Holdco LLC	1.1%
Imperial Brands Finance PLC	1.0%
Meta Platforms, Inc.	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	39.5%
Corporate Bonds	30.9%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	9.9%
Foreign Government Securities	3.8%
U.S. Government Agency Securities	0.8%
Short-Term Investments	3.1%
Liabilities Less Other Assets	(1.3)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/corebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0230 12/25

Annual Shareholder Report

October 31, 2025

Class A: NCRAX

Neuberger Berman

Core Bond Fund

Annual Shareholder Report

October 31, 2025

Class C: NCRCX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.53%

How did the Fund perform last year?

The Fund’s absolute performance was positive. Its largest performance contributor relative to the Bloomberg U.S. Aggregate Bond Index (the Index), was a Securitized Credit allocation (Credit Risk Transfers, and Commercial Mortgage-Backed, Asset-Backed, and Non-Agency Mortgage-Backed securities). Investment Grade & High-Yield bonds were also additive for returns as credit  spreads narrowed. Duration and yield curve positioning were also additive. On the downside, an underweighting to U.S. Treasury Securities  versus the Index and an Emerging Market Debt  securities allocation were modest detractors.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized Credit and Investment-Grade bonds

  High-Yield Corporate bonds

  Duration and yield curve positioning

  Underweight to U.S. Treasury Securities versus the Index

  Emerging Market Debt securities

  Futures Contracts

TEXT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $11,070	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
10/31/16	$10,349	$10,437
10/31/17	$10,327	$10,531
10/31/18	$9,960	$10,315
10/31/19	$10,955	$11,502
10/31/20	$11,609	$12,214
10/31/21	$11,634	$12,155
10/31/22	$9,613	$10,249
10/31/23	$9,546	$10,286
10/31/24	$10,515	$11,370
10/31/25	$11,070	$12,071

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	5.28%	(0.95)%	1.02%
Class C (including sales charge)	4.28%	(0.95)%	1.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,139,229,261
Number of Portfolio Holdings	868
Portfolio Turnover Rate	151%
Total Investment Advisory Fees Paid	$1,482,813

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	13.5%
Federal National Mortgage Association	12.6%
U.S. Treasury	9.8%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Government National Mortgage Association	2.6%
Oracle Corp.	1.4%
BX Trust	1.2%
Foundry JV Holdco LLC	1.1%
Imperial Brands Finance PLC	1.0%
Meta Platforms, Inc.	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	39.5%
Corporate Bonds	30.9%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	9.9%
Foreign Government Securities	3.8%
U.S. Government Agency Securities	0.8%
Short-Term Investments	3.1%
Liabilities Less Other Assets	(1.3)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/corebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0231 12/25

Annual Shareholder Report

October 31, 2025

Class C: NCRCX

Neuberger Berman

Core Bond Fund

Annual Shareholder Report

October 31, 2025

Class R6: NRCRX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.28%

How did the Fund perform last year?

The Fund’s absolute performance was positive. Its largest performance contributor relative to the Bloomberg U.S. Aggregate Bond Index (the Index), was a Securitized Credit allocation (Credit Risk Transfers, and Commercial Mortgage-Backed, Asset-Backed, and Non-Agency Mortgage-Backed securities). Investment Grade & High-Yield bonds were also additive for returns as credit  spreads narrowed. Duration and yield curve positioning were also additive. On the downside, an underweighting to U.S. Treasury Securities  versus the Index and an Emerging Market Debt  securities allocation were modest detractors.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized Credit and Investment-Grade bonds

  High-Yield Corporate bonds

  Duration and yield curve positioning

  Underweight to U.S. Treasury Securities versus the Index

  Emerging Market Debt securities

  Futures Contracts

TEXT

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $12,491	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
10/31/16	$10,467	$10,437
10/31/17	$10,566	$10,531
10/31/18	$10,300	$10,315
10/31/19	$11,467	$11,502
10/31/20	$12,313	$12,214
10/31/21	$12,484	$12,155
10/31/22	$10,451	$10,249
10/31/23	$10,509	$10,286
10/31/24	$11,732	$11,370
10/31/25	$12,491	$12,071

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	6.48%	0.29%	2.25%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Institutional Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$1,139,229,261
Number of Portfolio Holdings	868
Portfolio Turnover Rate	151%
Total Investment Advisory Fees Paid	$1,482,813

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	13.5%
Federal National Mortgage Association	12.6%
U.S. Treasury	9.8%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Government National Mortgage Association	2.6%
Oracle Corp.	1.4%
BX Trust	1.2%
Foundry JV Holdco LLC	1.1%
Imperial Brands Finance PLC	1.0%
Meta Platforms, Inc.	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	39.5%
Corporate Bonds	30.9%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	9.9%
Foreign Government Securities	3.8%
U.S. Government Agency Securities	0.8%
Short-Term Investments	3.1%
Liabilities Less Other Assets	(1.3)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/corebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0229 12/25

Annual Shareholder Report

October 31, 2025

Class R6: NRCRX

Neuberger Berman

Strategic Income Fund

Annual Shareholder Report

October 31, 2025

Trust Class: NSTTX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$98	0.94%

How did the Fund perform last year?

The Fund had a positive return. Top contributors to its performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index), included allocations to U.S. and non-U.S. developed markets High-Yield Corporate Bonds, duration positioning, security selection in and an overweight to Securitized Credit, and positioning in Agency Mortgage-Backed Securities (MBS), Emerging Market Debt, and Corporate and Financial Hybrid Debt. Top performance detractors were underweights to U.S. and non-U.S. developed markets Investment-Grade Credit and U.S. Treasury Securities versus the Index.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets High-Yield Credit

  Duration positioning

  Security selection in and an overweight to Securitized Credit relative to the Index

  Positioning in Agency MBS, Emerging Market Debt and Corporate and Financial Hybrid Debt

  Underweights to U.S. and non-U.S. developed markets Investment-Grade Credit

  Underweight to U.S. Treasury Securities

  Futures contracts

  Swaps

  Forward foreign currency contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Trust Class $14,612	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
10/31/16	$10,591	$10,437
10/31/17	$11,024	$10,531
10/31/18	$10,886	$10,315
10/31/19	$11,714	$11,502
10/31/20	$12,114	$12,214
10/31/21	$13,105	$12,155
10/31/22	$11,295	$10,249
10/31/23	$11,771	$10,286
10/31/24	$13,452	$11,370
10/31/25	$14,612	$12,071

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Trust Class	8.63%	3.82%	3.87%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$7,239,889,732
Number of Portfolio Holdings	2,540
Portfolio Turnover Rate	120%
Total Investment Advisory Fees Paid	$24,953,089

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	10.9%
Federal National Mortgage Association	8.9%
Federal Home Loan Mortgage Corp.	6.6%
U.S. Treasury	6.4%
Government National Mortgage Association	3.2%
Federal National Mortgage Association Connecticut Avenue Securities	2.7%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
BX Trust	1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.0%
Corporate Bonds	31.9%
Asset-Backed Securities	12.0%
U.S. Treasury Obligations	7.4%
Foreign Government Securities	4.5%
Exchange-Traded Funds	3.8%
Municipal Notes	0.6%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	2.8%
Liabilities Less Other Assets	(15.4)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/strategicincome-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0291 12/25

Annual Shareholder Report

October 31, 2025

Trust Class: NSTTX

Neuberger Berman

Strategic Income Fund

Annual Shareholder Report

October 31, 2025

Institutional Class: NSTLX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	0.59%

How did the Fund perform last year?

The Fund had a positive return. Top contributors to its performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index), included allocations to U.S. and non-U.S. developed markets High-Yield Corporate Bonds, duration positioning, security selection in and an overweight to Securitized Credit, and positioning in Agency Mortgage-Backed Securities (MBS), Emerging Market Debt, and Corporate and Financial Hybrid Debt. Top performance detractors were underweights to U.S. and non-U.S. developed markets Investment-Grade Credit and U.S. Treasury Securities versus the Index.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets High-Yield Credit

  Duration positioning

  Security selection in and an overweight to Securitized Credit relative to the Index

  Positioning in Agency MBS, Emerging Market Debt and Corporate and Financial Hybrid Debt

  Underweights to U.S. and non-U.S. developed markets Investment-Grade Credit

  Underweight to U.S. Treasury Securities

  Futures contracts

  Swaps

  Forward foreign currency contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,514,600	Bloomberg U.S. Aggregate Bond Index $1,207,100
10/31/15	$1,000,000	$1,000,000
10/31/16	$1,063,800	$1,043,700
10/31/17	$1,111,100	$1,053,100
10/31/18	$1,101,200	$1,031,500
10/31/19	$1,187,900	$1,150,200
10/31/20	$1,233,800	$1,221,400
10/31/21	$1,339,500	$1,215,500
10/31/22	$1,157,500	$1,024,900
10/31/23	$1,210,500	$1,028,600
10/31/24	$1,388,100	$1,137,000
10/31/25	$1,514,600	$1,207,100

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	9.11%	4.19%	4.24%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$7,239,889,732
Number of Portfolio Holdings	2,540
Portfolio Turnover Rate	120%
Total Investment Advisory Fees Paid	$24,953,089

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	10.9%
Federal National Mortgage Association	8.9%
Federal Home Loan Mortgage Corp.	6.6%
U.S. Treasury	6.4%
Government National Mortgage Association	3.2%
Federal National Mortgage Association Connecticut Avenue Securities	2.7%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
BX Trust	1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.0%
Corporate Bonds	31.9%
Asset-Backed Securities	12.0%
U.S. Treasury Obligations	7.4%
Foreign Government Securities	4.5%
Exchange-Traded Funds	3.8%
Municipal Notes	0.6%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	2.8%
Liabilities Less Other Assets	(15.4)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/strategicincome-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0295 12/25

Annual Shareholder Report

October 31, 2025

Institutional Class: NSTLX

Neuberger Berman

Strategic Income Fund

Annual Shareholder Report

October 31, 2025

Class A: NSTAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.96%

How did the Fund perform last year?

The Fund had a positive return. Top contributors to its performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index), included allocations to U.S. and non-U.S. developed markets High-Yield Corporate Bonds, duration positioning, security selection in and an overweight to Securitized Credit, and positioning in Agency Mortgage-Backed Securities (MBS), Emerging Market Debt, and Corporate and Financial Hybrid Debt. Top performance detractors were underweights to U.S. and non-U.S. developed markets Investment-Grade Credit and U.S. Treasury Securities versus the Index.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets High-Yield Credit

  Duration positioning

  Security selection in and an overweight to Securitized Credit relative to the Index

  Positioning in Agency MBS, Emerging Market Debt and Corporate and Financial Hybrid Debt

  Underweights to U.S. and non-U.S. developed markets Investment-Grade Credit

  Underweight to U.S. Treasury Securities

  Futures contracts

  Swaps

  Forward foreign currency contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $14,198	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$9,750	$10,000
10/31/16	$10,328	$10,437
10/31/17	$10,744	$10,531
10/31/18	$10,606	$10,315
10/31/19	$11,395	$11,502
10/31/20	$11,789	$12,214
10/31/21	$12,747	$12,155
10/31/22	$10,973	$10,249
10/31/23	$11,432	$10,286
10/31/24	$13,060	$11,370
10/31/25	$14,198	$12,071

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	8.71%	3.79%	3.83%
Class A (including sales charge)	6.04%	3.27%	3.57%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 2.50%.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$7,239,889,732
Number of Portfolio Holdings	2,540
Portfolio Turnover Rate	120%
Total Investment Advisory Fees Paid	$24,953,089

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	10.9%
Federal National Mortgage Association	8.9%
Federal Home Loan Mortgage Corp.	6.6%
U.S. Treasury	6.4%
Government National Mortgage Association	3.2%
Federal National Mortgage Association Connecticut Avenue Securities	2.7%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
BX Trust	1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.0%
Corporate Bonds	31.9%
Asset-Backed Securities	12.0%
U.S. Treasury Obligations	7.4%
Foreign Government Securities	4.5%
Exchange-Traded Funds	3.8%
Municipal Notes	0.6%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	2.8%
Liabilities Less Other Assets	(15.4)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/strategicincome-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0293 12/25

Annual Shareholder Report

October 31, 2025

Class A: NSTAX

Neuberger Berman

Strategic Income Fund

Annual Shareholder Report

October 31, 2025

Class C: NSTCX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.69%

How did the Fund perform last year?

The Fund had a positive return. Top contributors to its performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index), included allocations to U.S. and non-U.S. developed markets High-Yield Corporate Bonds, duration positioning, security selection in and an overweight to Securitized Credit, and positioning in Agency Mortgage-Backed Securities (MBS), Emerging Market Debt, and Corporate and Financial Hybrid Debt. Top performance detractors were underweights to U.S. and non-U.S. developed markets Investment-Grade Credit and U.S. Treasury Securities versus the Index.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets High-Yield Credit

  Duration positioning

  Security selection in and an overweight to Securitized Credit relative to the Index

  Positioning in Agency MBS, Emerging Market Debt and Corporate and Financial Hybrid Debt

  Underweights to U.S. and non-U.S. developed markets Investment-Grade Credit

  Underweight to U.S. Treasury Securities

  Futures contracts

  Swaps

  Forward foreign currency contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $13,573	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
10/31/16	$10,513	$10,437
10/31/17	$10,861	$10,531
10/31/18	$10,656	$10,315
10/31/19	$11,369	$11,502
10/31/20	$11,670	$12,214
10/31/21	$12,542	$12,155
10/31/22	$10,719	$10,249
10/31/23	$11,087	$10,286
10/31/24	$12,576	$11,370
10/31/25	$13,573	$12,071

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	7.93%	3.07%	3.10%
Class C (including sales charge)	6.93%	3.07%	3.10%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$7,239,889,732
Number of Portfolio Holdings	2,540
Portfolio Turnover Rate	120%
Total Investment Advisory Fees Paid	$24,953,089

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	10.9%
Federal National Mortgage Association	8.9%
Federal Home Loan Mortgage Corp.	6.6%
U.S. Treasury	6.4%
Government National Mortgage Association	3.2%
Federal National Mortgage Association Connecticut Avenue Securities	2.7%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
BX Trust	1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.0%
Corporate Bonds	31.9%
Asset-Backed Securities	12.0%
U.S. Treasury Obligations	7.4%
Foreign Government Securities	4.5%
Exchange-Traded Funds	3.8%
Municipal Notes	0.6%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	2.8%
Liabilities Less Other Assets	(15.4)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/strategicincome-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0294 12/25

Annual Shareholder Report

October 31, 2025

Class C: NSTCX

Neuberger Berman

Strategic Income Fund

Annual Shareholder Report

October 31, 2025

Class R6: NRSIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at nb.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.49%

How did the Fund perform last year?

The Fund had a positive return. Top contributors to its performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index), included allocations to U.S. and non-U.S. developed markets High-Yield Corporate Bonds, duration positioning, security selection in and an overweight to Securitized Credit, and positioning in Agency Mortgage-Backed Securities (MBS), Emerging Market Debt, and Corporate and Financial Hybrid Debt. Top performance detractors were underweights to U.S. and non-U.S. developed markets Investment-Grade Credit and U.S. Treasury Securities versus the Index.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets High-Yield Credit

  Duration positioning

  Security selection in and an overweight to Securitized Credit relative to the Index

  Positioning in Agency MBS, Emerging Market Debt and Corporate and Financial Hybrid Debt

  Underweights to U.S. and non-U.S. developed markets Investment-Grade Credit

  Underweight to U.S. Treasury Securities

  Futures contracts

  Swaps

  Forward foreign currency contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class R6 $15,269	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
10/31/16	$10,636	$10,437
10/31/17	$11,117	$10,531
10/31/18	$11,025	$10,315
10/31/19	$11,905	$11,502
10/31/20	$12,378	$12,214
10/31/21	$13,451	$12,155
10/31/22	$11,633	$10,249
10/31/23	$12,178	$10,286
10/31/24	$13,980	$11,370
10/31/25	$15,269	$12,071

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class R6	9.22%	4.29%	4.32%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit www.nb.com/performance.

Key Fund Statistics

Net Assets	$7,239,889,732
Number of Portfolio Holdings	2,540
Portfolio Turnover Rate	120%
Total Investment Advisory Fees Paid	$24,953,089

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	10.9%
Federal National Mortgage Association	8.9%
Federal Home Loan Mortgage Corp.	6.6%
U.S. Treasury	6.4%
Government National Mortgage Association	3.2%
Federal National Mortgage Association Connecticut Avenue Securities	2.7%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
BX Trust	1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.0%
Corporate Bonds	31.9%
Asset-Backed Securities	12.0%
U.S. Treasury Obligations	7.4%
Foreign Government Securities	4.5%
Exchange-Traded Funds	3.8%
Municipal Notes	0.6%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	2.8%
Liabilities Less Other Assets	(15.4)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/strategicincome-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0292 12/25

Annual Shareholder Report

October 31, 2025

Class R6: NRSIX

(b) Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Income Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Michael J. Cosgrove, Martha C. Goss and Deborah C. McLean. Mr. Cosgrove, Ms. Goss and Ms. McLean are independent trustees as defined by Form N-CSR.
Item 4.  Principal Accountant Fees and Services.

Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to each series of the Registrant.

(a) Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $423,600 and $386,100 for the fiscal years ended 2024 and 2025, respectively.

(b) Audit-Related Fees

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(c) Tax Fees
The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $111,460 and $98,050 for the fiscal years ended 2024 and 2025, respectively. The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2024 and 2025, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(e) Audit Committee’s Pre-Approval Policies and Procedures
(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.
(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Hours Attributed to Other Persons
Not applicable.
(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $111,460 and $98,050 for the fiscal years ended 2024 and 2025, respectively.
Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal years ended 2024 and 2025, respectively.
(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s independence.
(i) Not applicable.
(j) Not applicable.
Item 5.  Audit Committee of Listed Registrants.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 6.  Investments.

(a) The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
Income Funds
Investor Class Shares	Class C Shares
Trust Class Shares	Class R3 Shares
Institutional Class Shares	Class R6 Shares
Class A Shares	Class E Shares

Core Bond Fund
Floating Rate Income Fund
High Income Bond Fund
Municipal High Income Fund
Municipal Impact Fund
Municipal Intermediate Bond Fund
Strategic Income Fund

Annual Financial Statements and Other Information
October 31, 2025

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend October 31, 2025 (Unaudited)

Neuberger Berman Income Funds
Clearinghouses:
CME	= CME Group, Inc.
ICE CC	= ICE Clear Credit LLC
LCH	= LCH Clearnet Limited
Counterparties:
BCB	= Barclays Bank PLC
CITI	= Citibank, N.A.
DB	= Deutsche Bank AG
GSI	= Goldman Sachs International
HSBC	= HSBC Bank plc
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
SCB	= Standard Chartered Bank
Index Periods/Payment Frequencies:
1D	= 1 Day
3M	= 3 Months
6M	= 6 Months
1Y	= 1 Year
T	= Termination
Non-Deliverable Forward Contracts:
BRL	= Brazilian Real
CLP	= Chilean Peso
COP	= Colombian Peso
IDR	= Indonesian Rupiah
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
MYR	= Malaysian Ringgit
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
TWD	= Taiwan Dollar
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management or NBIA	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
€STR	= Euro Short Term Rate
CETIP	= Overnight Brazil Interbank Deposit Rate
CPTFEMU	= Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
CPURNSA	= US CPI Urban Consumers NSA
EURIBOR	= Euro Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
AUD	= Australian Dollar
BRL	= Brazilian Real

Legend October 31, 2025 (Unaudited) (cont’d)

Currency Abbreviations (cont’d):
CAD	= Canadian Dollar
CLP	= Chilean Peso
CNH(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
CZK	= Czech Koruna
DKK	= Denmark Krone
EUR	= Euro
GBP	= Pound Sterling
HUF	= Hungarian Forint
IDR	= Indonesian Rupiah
JPY	= Japanese Yen
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
MXN	= Mexican Peso
MYR	= Malaysia Ringgit
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
PLN	= Polish Zloty
RON	= Romanian New Leu
TRY	= Turkish Lira
TWD	= Taiwan Dollar
USD	= United States Dollar
ZAR	= South African Rand

(a)
There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.

Schedule of Investments Core Bond Fund^
October 31, 2025

Principal Amount		Value
U.S. Treasury Obligations 9.9%
	U.S. Treasury Bonds
$11,540,000	2.00%, due 11/15/2041 - 8/15/2051	$7,218,179
4,360,000	3.13%, due 2/15/2042	3,641,281
20,835,000	4.63%, due 5/15/2044 - 2/15/2055	20,771,771
2,175,000	2.50%, due 2/15/2045	1,575,091
3,660,000	2.25%, due 8/15/2046	2,469,785
14,195,000	3.38%, due 11/15/2048	11,515,139
4,485,000	1.63%, due 11/15/2050	2,438,368
4,420,000	4.25%, due 8/15/2054	4,121,305
15,215,000	4.75%, due 5/15/2055 - 8/15/2055	15,419,685
	U.S. Treasury Notes
10,415,000	4.13%, due 10/31/2027 - 7/31/2028	10,533,902
10,970,000	3.63%, due 3/31/2028	10,978,142
2,240,000	3.50%, due 2/15/2033	2,181,987
1,515,000	4.38%, due 5/15/2034	1,554,946
13,895,000	4.63%, due 2/15/2035	14,494,222
3,750,000	4.25%, due 5/15/2035 - 8/15/2035	3,798,600
Total U.S. Treasury Obligations (Cost $111,047,832)		112,712,403
U.S. Government Agency Securities 0.8%
1,985,000	Federal National Mortgage Association Principal Strip, 0.00%, due 7/15/2037	1,163,332 (a)
	Tennessee Valley Authority
2,160,000	5.25%, due 2/1/2055	2,179,902
2,005,000	4.88%, due 5/15/2035	2,081,930
3,520,000	3.88%, due 8/1/2030	3,531,816
Total U.S. Government Agency Securities (Cost $9,034,246)		8,956,980

Mortgage-Backed Securities 39.5%
Collateralized Mortgage Obligations 5.1%
559,132	A&D Mortgage Trust, Series 2025-NQM3, Class A1, 5.37%, due 8/25/2070	560,208 (b)
	Angel Oak Mortgage Trust
39,956	Series 2019-6, Class A1, 2.62%, due 11/25/2059	39,391 (b)(c)
663,174	Series 2021-3, Class A1, 1.07%, due 5/25/2066	578,563 (b)(c)
99,629	Series 2022-5, Class A1, 4.50%, due 5/25/2067	99,031 (b)
778,000	Series 2025-10, Class A2, 5.16%, due 9/25/2070	777,536 (b)
	Chase Home Lending Mortgage Trust
557,434	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	560,474 (b)(c)
1,117,738	Series 2024-4, Class A6, 6.00%, due 3/25/2055	1,123,182 (b)(c)
1,821,337	Series 2024-11, Class A4, 6.00%, due 11/25/2055	1,851,504 (b)(c)
1,862,392	Series 2025-1, Class A4, 6.00%, due 11/25/2055	1,887,982 (b)(c)
2,676,509	Series 2025-10, Class A4A, 5.50%, due 7/25/2056	2,696,979 (b)(c)
475,176	Cross Mortgage Trust, Series 2024-H8, Class A1, 5.55%, due 12/25/2069	477,880 (b)(c)
1,912,996	EFMT, Series 2024-INV2, Class A1, 5.04%, due 10/25/2069	1,905,888 (b)
301,091	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	266,725 (b)(c)
	Federal Home Loan Mortgage Corp. REMIC
1,100,113	Series 4018, Class HS, (6.34% - 30 day USD SOFR Average), 2.10%, due 3/15/2042	168,484 (d)(e)
673,991	Series 4159, Class KS, (6.04% - 30 day USD SOFR Average), 1.80%, due 1/15/2043	84,853 (d)(e)
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,100,000	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 5.98%, due 11/25/2041	1,109,471 (b)(d)
550,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.68%, due 1/25/2042	559,468 (b)(d)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$1,325,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 7.08%, due 4/25/2042	$1,375,895 (b)(d)
31,000	Series 2022-DNA4, Class M1B, (30 day USD SOFR Average + 3.35%), 7.53%, due 5/25/2042	32,132 (b)(d)
1,050,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 9.93%, due 9/25/2042	1,137,584 (b)(d)
2,645,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 5.88%, due 5/25/2044	2,659,045 (b)(d)
Federal National Mortgage Association Connecticut Avenue Securities Trust
2,161,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.28%, due 3/25/2042	2,221,444 (b)(d)
1,540,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.68%, due 3/25/2042	1,591,107 (b)(d)
1,312,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.83%, due 6/25/2042	1,385,717 (b)(d)
475,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.78%, due 7/25/2042	494,430 (b)(d)
2,118,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.83%, due 5/25/2044	2,129,946 (b)(d)
426,263	Series 2025-R04, Class 1M1, (30 day USD SOFR Average + 1.20%), 5.38%, due 5/25/2045	426,998 (b)(d)
814,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.73%, due 9/25/2045	815,719 (b)(d)
Federal National Mortgage Association REMIC
1,157,920	Series 2013-6, Class SB, (5.99% - 30 day USD SOFR Average), 1.80%, due 2/25/2043	132,852 (d)(e)
679,064	Series 2016-32, Class LI, 3.50%, due 6/25/2046	111,821 (e)
GCAT Trust
256,238	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	251,361 (b)(c)
976,368	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	831,732 (b)(c)
Government National Mortgage Association REMIC
1,246,763	Series 2013-5, Class BI, 3.50%, due 1/20/2043	193,257 (e)
569,976	Series 2016-77, Class TS, (6.04% - 1 mo. USD Term SOFR), 2.00%, due 12/20/2044	53,078 (d)(e)
1,382,097	Series 2020-112, Class KA, 1.00%, due 8/20/2050	1,072,925
3,051,938	Series 2021-26, Class AI, 2.00%, due 2/20/2051	393,319 (e)
1,173,893	Series 2021-103, Class HE, 2.00%, due 6/20/2051	981,572
2,477,119	GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	2,493,516 (b)(c)
Morgan Stanley Residential Mortgage Loan Trust
249,744	Series 2024-3, Class A2, 6.00%, due 7/25/2054	251,026 (b)(c)
660,783	Series 2025-NQM6, Class A1, 5.15%, due 7/25/2070	661,559 (b)(c)
New Residential Mortgage Loan Trust
105,181	Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	100,387 (b)(c)
2,264,195	Series 2025-NQM3, Class A3, 5.99%, due 5/25/2065	2,288,955 (b)
OBX Trust
1,029,839	Series 2025-NQM7, Class A1, 5.56%, due 5/25/2055	1,039,214 (b)
846,600	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	852,907 (b)
138,327	Series 2024-NQM4, Class A1, 6.07%, due 1/25/2064	139,849 (b)
1,063,666	Series 2024-NQM6, Class A1, 6.45%, due 2/25/2064	1,080,690 (b)
1,302,285	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	1,298,929 (b)
1,093,518	PRKCM Trust, Series 2025-AFC1, Class A1, 5.10%, due 10/25/2060	1,092,801 (b)(c)
2,768,473	Provident Funding Mortgage Trust, Series 2025-4, Class A4, 5.50%, due 9/25/2055	2,782,172 (b)(c)
Starwood Mortgage Residential Trust
563,937	Series 2021-3, Class A1, 1.13%, due 6/25/2056	499,945 (b)(c)
1,456,909	Series 2021-6, Class A1, 1.92%, due 11/25/2066	1,288,132 (b)(c)
1,977,808	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	1,903,262 (b)
Verus Securitization Trust
796,155	Series 2021-3, Class A1, 1.05%, due 6/25/2066	701,114 (b)(c)
1,162,393	Series 2021-6, Class A1, 1.63%, due 10/25/2066	1,022,508 (b)(c)
1,329,045	Series 2024-4, Class A1, 6.22%, due 6/25/2069	1,347,048 (b)
2,227,153	Series 2025-3, Class A1, 5.62%, due 5/25/2070	2,248,694 (b)
1,240,618	Series 2025-6, Class A1, 5.42%, due 7/25/2070	1,248,645 (b)
514,564	Series 2025-7, Class A1, 5.13%, due 8/25/2070	515,534 (b)
57,896,440

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

Principal Amount		Value

Commercial Mortgage-Backed 10.9%
$1,706,000	1301 Trust, Series 2025-1301, Class C, 5.64%, due 8/11/2042	$1,729,995 (b)(c)
456,000	ALA Trust, Series 2025-OANA, Class C, (1 mo. USD Term SOFR + 2.09%), 6.13%, due 6/15/2040	458,848 (b)(d)
BANK
1,273,000	Series 2022-BNK39, Class A4, 2.93%, due 2/15/2055	1,157,343 (c)
450,000	Series 2023-BNK45, Class A5, 5.20%, due 2/15/2056	461,852
640,000	Series 2022-BNK41, Class A4, 3.79%, due 4/15/2065	609,920 (c)
BANK5
513,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	529,248 (c)
1,533,000	Series 2024-5YR12, Class C, 6.30%, due 12/15/2057	1,576,629 (c)
BBCMS Mortgage Trust
1,393,000	Series 2023-C19, Class A5, 5.45%, due 4/15/2056	1,451,137
1,501,000	Series 2024-5C27, Class A3, 6.01%, due 7/15/2057	1,578,198
235,000	Series 2024-5C31, Class AS, 5.85%, due 12/15/2057	243,085 (c)
321,000	Series 2025-5C34, Class C, 6.81%, due 5/15/2058	335,948 (c)
Benchmark Mortgage Trust
10,783,544	Series 2021-B26, Class XA, 0.84%, due 6/15/2054	355,400 (c)(e)
441,234	Series 2021-B31, Class A5, 2.67%, due 12/15/2054	393,676
1,079,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	1,102,098 (c)
1,114,000	Series 2023-B39, Class A4, 5.50%, due 7/15/2056	1,166,457
796,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	808,026 (c)
BX Commercial Mortgage Trust
519,681	Series 2021-VOLT, Class C, (1 mo. USD Term SOFR + 1.21%), 5.25%, due 9/15/2036	519,360 (b)(d)
1,840,773	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 5.80%, due 9/15/2036	1,839,048 (b)(d)
BX Trust
1,847,793	Series 2025-ROIC, Class C, (1 mo. USD Term SOFR + 1.54%), 5.58%, due 3/15/2030	1,841,442 (b)(d)
1,918,000	Series 2024-VLT4, Class C, (1 mo. USD Term SOFR + 2.14%), 6.17%, due 6/15/2041	1,919,765 (b)(d)
1,730,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	1,650,946 (b)
1,667,000	Series 2025-GW, Class C, (1 mo. USD Term SOFR + 2.10%), 6.13%, due 7/15/2042	1,670,126 (b)(d)
1,703,000	Series 2025-VLT7, Class C, (1 mo. USD Term SOFR + 2.35%), 6.38%, due 7/15/2044	1,709,918 (b)(d)
2,119,000	Series 2025-LIFE, Class A, 5.88%, due 6/13/2047	2,181,322 (b)(c)
1,445,049	Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class A5, 4.58%, due 5/15/2054	1,443,997 (c)
1,469,000	COMM Mortgage Trust, Series 2024-CBM, Class C, 7.15%, due 12/10/2041	1,515,366 (b)(c)
1,106,000	CONE Trust, Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.67%, due 8/15/2041	1,104,617 (b)(d)
2,431,787	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.63%, due 11/15/2048	24 (c)(e)
2,124,000	Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.10%, due 10/10/2041	2,154,069 (b)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
19,466,230	Series KW03, Class X1, 0.77%, due 6/25/2027	174,435 (c)(e)
2,699,329	Series K512, Class A2, 5.00%, due 11/25/2028	2,773,117
63,186,000	Series K088, Class XAM, 0.42%, due 1/25/2029	857,175 (c)(e)
2,947,374	Series K088, Class A2, 3.69%, due 1/25/2029	2,926,254
22,367,748	Series K090, Class X1, 0.71%, due 2/25/2029	476,382 (c)(e)
10,000,000	Series K098, Class XAM, 1.39%, due 8/25/2029	473,073 (c)(e)
4,916,000	Series K540, Class A2, 4.51%, due 2/25/2030	5,003,641 (c)
3,342,000	Series K110, Class A2, 1.48%, due 4/25/2030	3,013,540
4,726,000	Series K547, Class A2, 4.42%, due 5/25/2030	4,796,812 (c)
1,550,000	Series K544, Class A2, 4.27%, due 7/25/2030	1,564,583 (c)
2,983,000	Series K117, Class A2, 1.41%, due 8/25/2030	2,648,802
2,351,000	Series K548, Class A2, 4.32%, due 9/25/2030	2,377,580 (c)
1,680,000	Series K128, Class A2, 2.02%, due 3/25/2031	1,521,035
2,208,000	Series K-1512, Class A2, 2.99%, due 5/25/2031	2,092,934

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$3,342,000	Series K135, Class A2, 2.15%, due 10/25/2031	$2,998,955 (c)
3,732,000	Series K145, Class A2, 2.58%, due 5/25/2032	3,392,865
2,870,000	Series K-171, Class A2, 4.40%, due 6/25/2035	2,866,628 (c)
5,498,000	Series K-172, Class A2, 4.58%, due 8/25/2035	5,561,735 (c)
5,732,000	Series K-173, Class A2, 4.60%, due 9/25/2035	5,798,596 (c)
5,415,000	Federal National Mortgage Association-ACES, Series 2025-M4, Class A2, 4.39%, due 8/25/2035	5,378,690
1,607,526	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.30%, due 2/10/2056	1,652,050 (c)
2,055,188	FREMF Mortgage Trust, Series K760, Class A2, 4.55%, due 1/25/2032	2,093,885 (c)
GS Mortgage Securities Trust
950,000	Series 2019-GC42, Class A4, 3.00%, due 9/10/2052	891,923
1,200,000	Series 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,134,213
1,274,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class C, 5.95%, due 1/13/2040	1,316,912 (b)(c)
2,086,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.28%, due 3/15/2042	2,089,914 (b)(d)
IP Mortgage Trust
554,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	562,485 (b)(c)
826,000	Series 2025-IP, Class C, 5.83%, due 6/10/2042	838,085 (b)(c)
1,432,000	IRV Trust, Series 2025-200P, Class C, 5.73%, due 3/14/2047	1,447,937 (b)(c)
JP Morgan Chase Commercial Mortgage Securities Trust
580,000	Series 2022-OPO, Class A, 3.02%, due 1/5/2039	521,288 (b)
736,000	Series 2022-OPO, Class B, 3.38%, due 1/5/2039	652,905 (b)
2,880,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class C, 5.63%, due 10/15/2042	2,900,479 (b)(c)
1,529,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.33%, due 9/10/2039	1,455,275 (b)(c)
1,635,000	NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.17%, due 2/10/2047	1,683,515 (b)(c)
NYC Commercial Mortgage Trust
958,000	Series 2025-3BP, Class C, (1 mo. USD Term SOFR + 1.89%), 5.92%, due 2/15/2042	954,407 (b)(d)
1,040,000	Series 2025-300P, Class C, 5.47%, due 7/13/2042	1,044,472 (b)(c)
1,633,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class D, 7.00%, due 7/15/2039	1,687,120 (b)(c)
1,344,000	ORL Trust, Series 2024-GLKS, Class A, (1 mo. USD Term SOFR + 1.49%), 5.52%, due 12/15/2039	1,345,260 (b)(d)
488,000	PRM Trust, Series 2025-PRM6, Class D, 5.68%, due 7/5/2033	486,725 (b)(c)
2,330,000	RFR Trust, Series 2025-SGRM, Class A, 5.38%, due 3/11/2041	2,381,144 (b)(c)
2,416,000	ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/2041	2,479,581 (b)
1,113,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, (1 mo. USD Term SOFR + 1.24%), 5.28%, due 12/15/2039	1,113,000 (b)(d)
1,197,000	TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A, (1 mo. USD Term SOFR + 1.29%), 5.33%, due 4/15/2042	1,194,756 (b)(d)
1,350,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A, 5.31%, due 7/15/2035	1,359,988 (b)(c)
WF-RBS Commercial Mortgage Trust
1,241,427	Series 2014-C22, Class XA, 0.24%, due 9/15/2057	128 (c)(e)
388,393	Series 2014-C22, Class AS, 4.07%, due 9/15/2057	368,977 (c)
123,861,116
Federal Home Loan Mortgage Corp. 9.0%
Pass-Through Certificates
629,007	2.00%, due 3/1/2051	517,152
8,440,477	2.50%, due 7/1/2050 - 5/1/2052	7,217,918
8,019,536	3.00%, due 2/1/2050 - 1/1/2053	7,135,622
4,107,519	3.50%, due 3/1/2046 - 8/1/2052	3,812,848
11,484,325	4.00%, due 11/1/2047 - 3/1/2054	10,934,725
10,398,354	4.50%, due 6/1/2039 - 1/1/2054	10,189,730
15,699,019	5.00%, due 3/1/2038 - 9/1/2055	15,673,246
26,623,041	5.50%, due 9/1/2052 - 5/1/2055	26,973,774

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  cont’d)

Principal Amount		Value

Federal Home Loan Mortgage Corp. – cont'd
$18,010,203	6.00%, due 12/1/2052 - 5/1/2055	$18,464,412
1,331,051	6.50%, due 7/1/2053 - 2/1/2055	1,379,749
		102,299,176
Federal National Mortgage Association 12.1%
	Pass-Through Certificates
6,005,168	2.00%, due 9/1/2050 - 1/1/2052	4,921,788
18,645,683	2.50%, due 8/1/2050 - 9/1/2052	15,923,128
14,917,593	3.00%, due 1/1/2050 - 9/1/2052	13,278,897
13,929,938	3.50%, due 8/1/2043 - 11/1/2054	12,904,375
20,380,696	4.00%, due 6/1/2046 - 3/1/2055	19,399,995
16,651,245	4.50%, due 4/1/2034 - 3/1/2055	16,303,251
27,391,622	5.00%, due 6/1/2033 - 11/1/2054	27,355,054
18,631,477	5.50%, due 11/1/2052 - 12/1/2054	18,890,699
7,807,062	6.00%, due 5/1/2053 - 10/1/2054	8,010,583
1,418,822	6.50%, due 12/1/2053 - 7/1/2055	1,469,698
		138,457,468
Government National Mortgage Association 2.4%
	Pass-Through Certificates
9,843,329	4.50%, due 3/20/2052 - 4/20/2055	9,633,054
7,029,861	5.00%, due 9/20/2052 - 2/20/2055	7,033,705
7,863,171	5.50%, due 11/20/2052 - 8/20/2055	7,951,334
2,751,309	6.00%, due 12/20/2052 - 8/20/2055	2,807,163
		27,425,256
Total Mortgage-Backed Securities (Cost $455,241,445)		449,939,456
Asset-Backed Securities 13.3%
Automobiles 2.0%
751,722	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class C, 5.22%, due 9/15/2032	754,797 (b)
	Avis Budget Rental Car Funding AESOP LLC
1,186,000	Series 2021-2A, Class A, 1.66%, due 2/20/2028	1,153,056 (b)
723,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	702,206 (b)
640,000	Series 2025-1A, Class B, 5.24%, due 8/20/2029	650,628 (b)
831,430	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	844,337 (b)
749,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, due 8/15/2031	748,984
2,041,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09%, due 5/15/2031	2,057,872
1,698,000	Honda Auto Receivables Owner Trust, Series 2025-1, Class A3, 4.57%, due 9/21/2029	1,714,667
	Huntington Bank Auto Credit-Linked Notes
484,454	Series 2024-1, Class B1, 6.15%, due 5/20/2032	491,821 (b)
526,117	Series 2024-2, Class B1, 5.44%, due 10/20/2032	531,439 (b)
836,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, due 6/17/2030	846,185 (b)
1,946,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	1,942,661 (b)
2,788,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, due 3/17/2031	2,804,960
2,795,000	SCCU Auto Receivables Trust, Series 2025-1A, Class A3, 4.57%, due 1/15/2031	2,813,797 (b)
538,948	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	544,768 (b)
	Westlake Automobile Receivables Trust
2,206,000	Series 2025-1A, Class C, 5.14%, due 10/15/2030	2,226,236 (b)
1,682,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	1,688,511 (b)
		22,516,925

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Home Equity 0.5%
$7,148	Chase Funding Trust, Series 2004-1, Class 2A2, (1 mo. USD Term SOFR + 0.57%), 4.57%, due 12/25/2033	$7,163 (d)
1,709,145	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	1,726,913 (b)
JP Morgan Mortgage Trust
643,036	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 5.88%, due 3/20/2054	645,465 (b)(d)
275,614	Series 2023-HE3, Class A1, (30 day USD SOFR Average + 1.60%), 5.78%, due 5/20/2054	276,502 (b)(d)
688,630	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.68%, due 8/25/2054	690,734 (b)(d)
2,871,000	RCKT Mortgage Trust, Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	2,860,940 (b)
6,207,717
Other 10.0%
800,000	522 Funding CLO Ltd., Series 2019-5A, Class AR, (3 mo. USD Term SOFR + 1.33%), 5.23%, due 4/15/2035	800,640 (b)(d)
4,550,000	AIMCO CLO, Series 2017-AA, Class AR2, (3 mo. USD Term SOFR + 1.14%), 5.02%, due 1/20/2038	4,546,891 (b)(d)
1,000,000	Apidos CLO XXXIX Ltd., Series 2022-39A, Class A1R, (3 mo. USD Term SOFR + 1.23%), 5.40%, due 10/21/2038	1,001,218 (b)(d)
912,898	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	841,364 (b)
3,000,000	Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.52%), 5.42%, due 7/15/2037	3,008,846 (b)(d)
2,347,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	2,394,093 (b)
862,800	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	804,194 (b)
Blue Stream Issuer LLC
500,000	Series 2023-1A, Class A2, 5.40%, due 5/20/2053	502,603 (b)
1,098,000	Series 2024-1A, Class A2, 5.41%, due 11/20/2054	1,110,482 (b)
Business Jet Securities LLC
1,439,839	Series 2024-1A, Class A, 6.20%, due 5/15/2039	1,475,678 (b)
254,792	Series 2024-2A, Class A, 5.36%, due 9/15/2039	256,448 (b)
4,250,000	Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.08%, due 4/15/2038	4,250,393 (b)(d)
2,212,817	Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.78%, due 2/15/2050	2,250,270 (b)
Cloud Capital Holdco LP
1,249,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	1,264,353 (b)
811,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	827,485 (b)
2,102,000	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, 6.00%, due 5/20/2055	2,147,571 (b)
948,909	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	953,825 (b)
CyrusOne Data Centers Issuer I LLC
2,594,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	2,619,570 (b)
346,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	342,334 (b)
1,000,000	Eaton Vance CLO Ltd., Series 2013-1A, Class AR4, (3 mo. USD Term SOFR + 1.34%), 5.24%, due 10/15/2038	1,002,359 (b)(d)
1,900,000	Elmwood CLO III Ltd., Series 2019-3A, Class A1RR, (3 mo. USD Term SOFR + 1.38%), 5.26%, due 7/18/2037	1,904,478 (b)(d)
1,000,000	Empower CLO Ltd., Series 2022-1A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.27%, due 10/20/2037	1,002,771 (b)(d)
Foundation Finance Trust
1,175,161	Series 2024-2A, Class A, 4.60%, due 3/15/2050	1,177,380 (b)
607,650	Series 2025-2A, Class A, 4.67%, due 4/15/2052	609,730 (b)
2,275,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	2,303,297 (b)
1,000,000	Galaxy 36 CLO Ltd., Series 2025-36A, Class A1, (1.23% - 3 mo. USD Term SOFR), 0.00%, due 10/15/2038	1,000,274 (b)(d)(f)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,726,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A3, 4.49%, due 4/16/2029	$1,740,836 (b)
2,500,000	Greenacre Park CLO LLC, Series 2021-2A, Class AR, (3 mo. USD Term SOFR + 1.37%), 5.25%, due 7/20/2037	2,506,991 (b)(d)
1,000,000	HalseyPoint CLO 5 Ltd., Series 2021-5A, Class A1A, (3 mo. USD Term SOFR + 1.47%), 5.31%, due 1/30/2035	1,000,596 (b)(d)
Hilton Grand Vacations Trust
934,587	Series 2022-2A, Class A, 4.30%, due 1/25/2037	929,600 (b)
387,742	Series 2024-1B, Class A, 5.75%, due 9/15/2039	393,961 (b)
1,431,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	1,447,107 (b)
1,137,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 7/17/2028	1,150,678 (b)
2,590,000	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	2,618,417 (b)
1,000,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR, (3 mo. USD Term SOFR + 1.39%), 5.25%, due 1/25/2035	1,000,707 (b)(d)
900,000	Magnetite XXIV Ltd., Series 2019-24A, Class AR, (3 mo. USD Term SOFR + 1.31%), 5.21%, due 4/15/2035	900,744 (b)(d)
2,325,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.40%, due 8/20/2055	2,352,531 (b)
3,000,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2025-21A, Class A1, (3 mo. USD Term SOFR + 1.17%), 5.07%, due 4/15/2038	2,999,484 (b)(d)
MVW LLC
385,810	Series 2021-2A, Class A, 1.43%, due 5/20/2039	364,706 (b)
392,232	Series 2021-2A, Class B, 1.83%, due 5/20/2039	371,986 (b)
1,373,676	Series 2023-1A, Class A, 4.93%, due 10/20/2040	1,387,035 (b)
1,395,591	Series 2024-2A, Class A, 4.43%, due 3/20/2042	1,396,015 (b)
658,082	Series 2025-1A, Class B, 5.21%, due 9/22/2042	667,416 (b)
535,506	Series 2025-1A, Class C, 5.75%, due 9/22/2042	539,985 (b)
937,303	Series 2024-1A, Class A, 5.32%, due 2/20/2043	948,976 (b)
1,000,000	OCP CLO Ltd., Series 2020-8RA, Class AR2, (3 mo. USD Term SOFR + 1.22%), 5.10%, due 10/17/2038	1,001,145 (b)(d)
2,415,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class A, (3 mo. USD Term SOFR + 1.32%), 5.20%, due 1/18/2038	2,420,151 (b)(d)
1,616,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,648,962 (b)
1,622,718	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	1,615,049 (b)
PFS Financing Corp.
681,000	Series 2024-D, Class A, 5.34%, due 4/15/2029	691,695 (b)
2,135,000	Series 2025-B, Class A, 4.85%, due 2/15/2030	2,164,340 (b)
2,525,000	Series 2025-D, Class A, 4.47%, due 5/15/2030	2,543,635 (b)
1,495,547	Pk Alift Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, due 11/15/2042	1,506,016 (b)
1,000,000	PPM CLO 3 Ltd., Series 2019-3A, Class AR, (3 mo. USD Term SOFR + 1.35%), 5.23%, due 4/17/2034	1,000,426 (b)(d)
1,600,000	Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3 mo. USD Term SOFR + 1.40%), 5.30%, due 7/15/2037	1,603,247 (b)(d)
1,000,000	Rad CLO 6 Ltd., Series 2019-6A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.27%, due 10/20/2037	1,002,860 (b)(d)
201,000	SBA Tower Trust, 2.33%, due 7/15/2052	191,381 (b)
Sierra Timeshare Receivables Funding LLC
478,636	Series 2023-2A, Class A, 5.80%, due 4/20/2040	491,031 (b)
352,822	Series 2023-3A, Class A, 6.10%, due 9/20/2040	364,925 (b)
720,724	Series 2024-2A, Class B, 5.29%, due 6/20/2041	726,320 (b)
1,823,283	Series 2024-1A, Class A, 5.15%, due 1/20/2043	1,848,617 (b)
900,000	Series 2025-3A, Class B, 4.64%, due 8/22/2044	894,019 (b)
350,000	Series 2025-3A, Class C, 4.98%, due 8/22/2044	347,661 (b)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$4,500,000	Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3 mo. USD Term SOFR + 1.15%), 5.03%, due 4/17/2038	$4,497,594 (b)(d)
1,435,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	1,442,600 (b)
2,254,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	2,276,100 (b)
643,538	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	621,610 (b)
500,000	Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3 mo. USD Term SOFR + 1.30%), 5.19%, due 4/20/2034	500,177 (b)(d)
1,653,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	1,674,856 (b)
1,000,000	Trestles CLO V Ltd., Series 2021-5A, Class A1R, (3 mo. USD Term SOFR + 1.25%), 5.13%, due 10/20/2034	1,000,430 (b)(d)
4,100,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.04%, due 4/25/2038	4,100,401 (b)(d)
2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3 mo. USD Term SOFR + 1.38%), 5.24%, due 10/25/2037	2,005,613 (b)(d)
2,427,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	2,484,268 (b)
3,316,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	3,336,554 (b)
1,252,965	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	1,276,295 (b)
914,191	Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.58%, due 6/15/2050	926,404 (b)
1,173,000	Wireless PropCo Funding LLC, Series 2025-1A, Class A2, 4.07%, due 6/25/2055	1,137,004 (b)
114,457,704
Student Loan 0.7%
Bayview Opportunity Master Fund VII LLC
244,679	Series 2025-EDU1, Class A, (30 day USD SOFR Average + 1.30%), 5.48%, due 7/27/2048	243,800 (b)(d)
1,441,652	Series 2025-EDU1, Class B, (30 day USD SOFR Average + 1.70%), 5.88%, due 7/27/2048	1,431,125 (b)(d)
1,113,782	Series 2025-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.98%, due 7/27/2048	1,099,649 (b)(d)
1,250,501	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	1,274,984 (b)
Navient Private Education Refi Loan Trust
297,732	Series 2021-BA, Class A, 0.94%, due 7/15/2069	272,245 (b)
374,959	Series 2021-CA, Class A, 1.06%, due 10/15/2069	342,782 (b)
1,129,056	Series 2021-EA, Class A, 0.97%, due 12/16/2069	1,015,467 (b)
1,230,585	Series 2021-GA, Class A, 1.58%, due 4/15/2070	1,117,598 (b)
1,550,587	Series 2024-A, Class A, 5.66%, due 10/15/2072	1,592,746 (b)
8,390,396
Telecommunications 0.1%
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	628,357 (b)
Total Asset-Backed Securities (Cost $151,399,733)		152,201,099

Corporate Bonds 30.9%
Aerospace & Defense 0.8%
Boeing Co.
4,379,000	5.04%, due 5/1/2027	4,421,704
1,504,000	3.90%, due 5/1/2049	1,133,817
3,469,000	5.81%, due 5/1/2050	3,445,434
9,000,955
Agriculture 1.1%
Imperial Brands Finance PLC
2,640,000	5.50%, due 2/1/2030	2,736,503 (b)
3,860,000	5.63%, due 7/1/2035	3,939,664 (b)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

Principal Amount		Value

Agriculture – cont'd
$4,365,000	6.38%, due 7/1/2055	$4,535,085 (b)
875,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 4/20/2035	915,749 (b)
12,127,001
Airlines 0.1%
1,591,473	United Airlines Pass-Through Trust, Class A, 5.88%, due 4/15/2029	1,628,172
Auto Manufacturers 0.6%
3,495,000	BMW U.S. Capital LLC, 5.20%, due 8/11/2035	3,530,027 (b)
3,025,000	General Motors Co., 6.80%, due 10/1/2027	3,152,956
6,682,983
Banks 6.8%
4,200,000	Banco Santander SA, 6.92%, due 8/8/2033	4,658,397
8,625,000	Bank of America Corp., 5.51%, due 1/24/2036	9,029,751 (g)
2,575,000	Barclays PLC, 7.12%, due 6/27/2034	2,882,029 (g)
BPCE SA
2,645,000	6.51%, due 1/18/2035	2,820,392 (b)(g)
1,330,000	6.92%, due 1/14/2046	1,428,817 (b)(g)
Citigroup, Inc.
1,835,000	3.89%, due 1/10/2028	1,827,918 (g)
3,790,000	6.02%, due 1/24/2036	3,965,063 (g)
2,607,000	Deutsche Bank AG, 4.95%, due 8/4/2031	2,631,492 (g)
Goldman Sachs Group, Inc.
3,305,000	4.37%, due 10/21/2031	3,290,760 (g)
3,520,000	4.94%, due 10/21/2036	3,502,809 (g)
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,354,466 (g)(h)
JPMorgan Chase & Co.
1,120,000	4.26%, due 10/22/2031	1,116,092 (g)
5,930,000	5.50%, due 1/24/2036	6,222,909 (g)
2,810,000	4.81%, due 10/22/2036	2,801,034 (g)
3,415,000	Landwirtschaftliche Rentenbank, 3.63%, due 10/8/2030	3,396,199
2,710,000	Lloyds Banking Group PLC, 6.07%, due 6/13/2036	2,839,830 (g)
Morgan Stanley
2,295,000	3.63%, due 1/20/2027	2,286,350
1,225,000	5.42%, due 7/21/2034	1,278,025 (g)
1,630,000	5.83%, due 4/19/2035	1,737,956 (g)
1,595,000	4.89%, due 10/22/2036	1,586,228 (g)
4,230,000	NatWest Group PLC, 5.12%, due 5/23/2031	4,343,241 (g)
PNC Financial Services Group, Inc.
2,040,000	5.58%, due 1/29/2036	2,131,874 (g)
1,080,000	5.37%, due 7/21/2036	1,109,436 (g)
695,000	Santander Holdings USA, Inc., 6.12%, due 5/31/2027	700,918 (g)
3,945,000	Societe Generale SA, 1.49%, due 12/14/2026	3,930,881 (b)(g)
1,265,000	UBS AG, 5.65%, due 9/11/2028	1,321,020
2,730,000	Wells Fargo & Co., 5.50%, due 1/23/2035	2,849,857 (g)
77,043,744
Beverages 0.7%
930,000	Anheuser-Busch InBev Worldwide, Inc., 4.95%, due 1/15/2042	899,811
Molson Coors Beverage Co.
560,000	5.00%, due 5/1/2042	522,564
1,500,000	4.20%, due 7/15/2046	1,226,111

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

Principal Amount		Value

Beverages – cont'd
	PepsiCo, Inc.
$2,135,000	4.65%, due 7/23/2032	$2,180,282
3,470,000	5.00%, due 7/23/2035	3,551,509
		8,380,277
Biotechnology 0.6%
2,470,000	Gilead Sciences, Inc., 4.75%, due 3/1/2046	2,275,513
4,150,000	Royalty Pharma PLC, 5.20%, due 9/25/2035	4,157,611
		6,433,124
Chemicals 0.5%
	Dow Chemical Co.
670,000	5.65%, due 3/15/2036	670,649
5,630,000	5.95%, due 3/15/2055	5,328,881
		5,999,530
Cosmetics - Personal Care 0.2%
1,830,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, due 1/15/2031	1,836,160 (b)
Diversified Financial Services 0.9%
855,000	Brookfield Asset Management Ltd., 6.08%, due 9/15/2055	885,177
	Capital One Financial Corp.
1,145,000	5.88%, due 7/26/2035	1,198,977 (g)
1,810,000	5.20%, due 9/11/2036	1,797,989 (g)
	Stellantis Financial Services U.S. Corp.
2,525,000	4.95%, due 9/15/2028	2,535,656 (b)
3,410,000	5.40%, due 9/15/2030	3,432,979 (b)
		9,850,778
Electric 2.3%
1,035,000	Basin Electric Power Cooperative, 5.85%, due 10/15/2055	1,036,946 (b)
1,310,000	Dominion Energy, Inc., 5.00%, due 6/15/2030	1,343,817
2,840,000	Duke Energy Corp., 5.70%, due 9/15/2055	2,833,346
700,000	Jersey Central Power & Light Co., 5.10%, due 1/15/2035	709,914
1,870,000	National Grid PLC, 5.42%, due 1/11/2034	1,942,304
1,515,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 2/28/2028	1,541,325
	NRG Energy, Inc.
950,000	4.73%, due 10/15/2030	947,575 (b)
665,000	5.41%, due 10/15/2035	663,540 (b)
2,371,000	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	2,388,390
	Pacific Gas & Electric Co.
2,220,000	5.05%, due 10/15/2032	2,223,898
1,385,000	6.40%, due 6/15/2033	1,490,301
1,175,000	5.70%, due 3/1/2035	1,207,595
2,815,000	4.95%, due 7/1/2050	2,422,990
1,335,000	6.10%, due 10/15/2055	1,334,007
	Pinnacle West Capital Corp.
1,602,000	4.90%, due 5/15/2028	1,626,624
930,000	5.15%, due 5/15/2030	958,356
830,000	Public Service Enterprise Group, Inc., 4.90%, due 3/15/2030	847,166
725,000	Southern California Edison Co., 2.50%, due 6/1/2031	645,225
		26,163,319

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

Principal Amount		Value

Electronics 0.6%
	Amphenol Corp.
$3,020,000	4.40%, due 2/15/2033	$2,986,317 (f)
3,190,000	4.63%, due 2/15/2036	3,135,137 (f)
1,260,000	5.30%, due 11/15/2055	1,226,143 (f)
		7,347,597
Food 0.1%
729,000	Campbell's Co., 4.75%, due 3/23/2035	707,250
Food Service 0.1%
1,094,000	Sodexo, Inc., 5.15%, due 8/15/2030	1,120,620 (b)
Gas 0.1%
1,915,000	Southern Co. Gas Capital Corp., 1.75%, due 1/15/2031	1,681,316
Healthcare - Products 0.6%
705,000	180 Medical, Inc., 5.30%, due 10/8/2035	697,290 (b)
495,000	GE HealthCare Technologies, Inc., 4.80%, due 8/14/2029	505,090
	Thermo Fisher Scientific, Inc.
1,805,000	4.47%, due 10/7/2032	1,804,158
3,490,000	4.79%, due 10/7/2035	3,498,304
		6,504,842
Healthcare - Services 1.0%
3,915,000	Cigna Group, 5.25%, due 1/15/2036	3,976,604
1,005,000	HCA, Inc., 5.45%, due 4/1/2031	1,045,998
	UnitedHealth Group, Inc.
1,755,000	4.40%, due 6/15/2028	1,772,278
3,040,000	4.65%, due 1/15/2031	3,087,864
1,630,000	5.95%, due 6/15/2055	1,695,948
		11,578,692
Internet 2.4%
	Alphabet, Inc.
2,620,000	5.25%, due 5/15/2055	2,596,270
755,000	5.30%, due 5/15/2065	741,853
	AppLovin Corp.
3,030,000	5.13%, due 12/1/2029	3,092,814
1,935,000	5.38%, due 12/1/2031	1,997,151
5,170,000	Beignet Investor LLC, 6.58%, due 5/30/2049	5,514,877 (b)
	Meta Platforms, Inc.
1,615,000	4.60%, due 11/15/2032	1,623,118
930,000	4.88%, due 11/15/2035	934,112
3,250,000	5.50%, due 11/15/2045	3,221,893
2,615,000	5.63%, due 11/15/2055	2,595,330
2,130,000	5.75%, due 11/15/2065	2,112,165
	Uber Technologies, Inc.
970,000	4.15%, due 1/15/2031	960,472
1,530,000	4.80%, due 9/15/2035	1,518,426
635,000	5.35%, due 9/15/2054	614,319
		27,522,800

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

Principal Amount		Value

Media 0.7%
	Charter Communications Operating LLC/Charter Communications Operating Capital
$1,610,000	5.85%, due 12/1/2035	$1,605,648
1,785,000	3.50%, due 6/1/2041	1,287,585
5,800,000	6.70%, due 12/1/2055	5,719,387
		8,612,620
Miscellaneous Manufacturer 0.4%
	Siemens Funding BV
1,940,000	4.90%, due 5/28/2032	1,995,495 (b)
1,935,000	5.20%, due 5/28/2035	2,004,252 (b)
510,000	5.80%, due 5/28/2055	544,171 (b)
350,000	5.90%, due 5/28/2065	377,373 (b)
		4,921,291
Multi-National 0.6%
2,175,000	Corp. Andina de Fomento, 5.00%, due 1/22/2030	2,252,232
1,575,000	Inter-American Development Bank, 4.38%, due 7/16/2035	1,601,058
3,625,000	International Bank for Reconstruction & Development, 3.50%, due 10/28/2030	3,581,599
		7,434,889
Office - Business Equipment 0.1%
798,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	783,832
Oil & Gas 1.7%
2,970,000	Devon Energy Corp., 5.75%, due 9/15/2054	2,733,355
	Diamondback Energy, Inc.
930,000	5.20%, due 4/18/2027	942,728
1,695,000	5.40%, due 4/18/2034	1,727,963
3,675,000	5.55%, due 4/1/2035	3,770,528
2,165,000	5.75%, due 4/18/2054	2,086,317
4,725,000	Occidental Petroleum Corp., 6.05%, due 10/1/2054	4,598,255
3,150,000	Phillips 66, 1.30%, due 2/15/2026	3,124,128
		18,983,274
Pharmaceuticals 1.1%
	AbbVie, Inc.
1,640,000	4.95%, due 3/15/2031	1,695,963
772,000	4.05%, due 11/21/2039	692,049
2,145,000	Becton Dickinson & Co., 4.67%, due 6/6/2047	1,899,150
	CVS Health Corp.
2,065,000	3.00%, due 8/15/2026	2,044,843
417,000	5.63%, due 2/21/2053	395,086
431,000	6.20%, due 9/15/2055	442,687
	Eli Lilly & Co.
3,205,000	5.55%, due 10/15/2055	3,282,603
1,880,000	5.65%, due 10/15/2065	1,936,454
		12,388,835
Pipelines 0.5%
	Enbridge, Inc.
265,000	5.30%, due 4/5/2029	273,481
1,745,000	5.63%, due 4/5/2034	1,821,234
	Energy Transfer LP
785,000	6.13%, due 12/15/2045	782,115

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

Principal Amount		Value

Pipelines – cont'd
$570,000	5.00%, due 5/15/2050	$483,384
	Kinder Morgan, Inc.
510,000	5.15%, due 6/1/2030	525,892
615,000	5.85%, due 6/1/2035	648,458
1,490,000	ONEOK, Inc., 6.25%, due 10/15/2055	1,491,845
		6,026,409
Real Estate Investment Trusts 0.3%
3,280,000	Prologis Targeted U.S. Logistics Fund LP, 4.75%, due 1/15/2036	3,210,979 (b)
Semiconductors 2.6%
	Applied Materials, Inc.
1,570,000	4.00%, due 1/15/2031	1,557,581
920,000	4.60%, due 1/15/2036	909,921
	Broadcom, Inc.
1,895,000	5.05%, due 7/12/2029	1,951,307
1,765,000	4.60%, due 7/15/2030	1,791,056
2,250,000	5.15%, due 11/15/2031	2,339,143
	Foundry JV Holdco LLC
3,365,000	5.50%, due 1/25/2031	3,489,904 (b)
1,690,000	6.25%, due 1/25/2035	1,798,478 (b)
4,580,000	6.10%, due 1/25/2036	4,838,130 (b)
2,200,000	6.20%, due 1/25/2037	2,339,567 (b)
	Intel Corp.
2,380,000	4.80%, due 10/1/2041	2,144,561
1,210,000	4.75%, due 3/25/2050	1,024,082
3,130,000	5.60%, due 2/21/2054	2,993,126
2,595,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.25%, due 8/19/2035	2,618,519
		29,795,375
Software 2.3%
	Oracle Corp.
1,605,000	5.20%, due 9/26/2035	1,580,611
1,830,000	5.38%, due 9/27/2054	1,608,733
3,575,000	6.00%, due 8/3/2055	3,419,545
10,195,000	5.95%, due 9/26/2055	9,665,823
	Synopsys, Inc.
8,275,000	5.15%, due 4/1/2035	8,405,832
1,030,000	5.70%, due 4/1/2055	1,040,567
		25,721,111
Telecommunications 1.1%
1,570,000	AT&T, Inc., 3.65%, due 6/1/2051	1,128,253
	NTT Finance Corp.
4,495,000	5.17%, due 7/16/2032	4,618,801 (b)
2,875,000	5.50%, due 7/16/2035	2,996,896 (b)
2,805,000	T-Mobile USA, Inc., 3.38%, due 4/15/2029	2,726,481
1,420,000	Verizon Communications, Inc., 4.86%, due 8/21/2046	1,282,004
		12,752,435
Total Corporate Bonds (Cost $347,131,786)		352,240,210
Foreign Government Securities 3.8%
3,565,000	Chile Government International Bonds, 5.65%, due 1/13/2037	3,774,266

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

Principal Amount		Value
Foreign Government Securities – cont'd
$3,145,000	Export-Import Bank of Korea, 3.75%, due 9/22/2030	$3,116,298
1,500,000	Japan International Cooperation Agency, 4.25%, due 5/22/2030	1,520,877
3,235,000	Korea Development Bank, 3.75%, due 9/16/2030	3,206,789
	Mexico Government International Bonds
830,000	6.00%, due 5/13/2030	873,409
1,545,000	5.85%, due 7/2/2032	1,596,758
2,011,000	6.00%, due 5/7/2036	2,057,856
620,000	6.88%, due 5/13/2037	671,615
1,575,000	6.63%, due 1/29/2038	1,663,200
790,000	7.38%, due 5/13/2055	886,256
1,860,000	Province of Alberta, 4.30%, due 11/2/2035	1,859,047 (f)
	Province of British Columbia
2,510,000	3.90%, due 8/27/2030	2,514,150
2,070,000	4.80%, due 6/11/2035	2,125,818
1,195,000	Province of Manitoba, 4.90%, due 5/31/2034	1,239,169
	Province of Ontario
3,625,000	3.90%, due 9/4/2030	3,630,971
1,645,000	4.85%, due 6/11/2035	1,700,947
2,635,000	Province of Quebec, 4.63%, due 8/28/2035	2,676,543
4,145,000	Province of Saskatchewan, 4.65%, due 1/28/2030	4,273,883
3,415,000	Svensk Exportkredit AB, 4.88%, due 10/4/2030	3,570,314

Total Foreign Government Securities (Cost $41,988,911)		42,958,166
Number of Shares
Short-Term Investments 3.1%
Investment Companies 3.1%
35,237,409	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.01%(i) (Cost $35,237,409)	35,237,409
Total Investments 101.3% (Cost $1,151,081,362)		1,154,245,723
Liabilities Less Other Assets (1.3)%		(15,016,462)(j)
Net Assets 100.0%		$1,139,229,261

(a)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2025, these securities amounted to $317,218,609, which represents 27.8% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
October 31, 2025.

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

(d)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2025 and changes periodically.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	When-issued security. Total value of all such securities at October 31, 2025 amounted to $10,206,918, which represents 0.9% of net assets of the Fund.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	Represents 7-day effective yield as of October 31, 2025.
(j)	Includes the impact of the Fund’s open positions in derivatives at October 31, 2025.

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$949,870,769	83.4%
Cayman Islands	39,390,633	3.5%
United Kingdom	25,270,412	2.2%
Canada	23,000,420	2.0%
Germany	14,479,009	1.3%
France	9,300,710	0.8%
Japan	9,136,574	0.8%
Mexico	7,749,094	0.7%
Supranational	7,434,889	0.6%
Jersey	7,259,239	0.6%
Korea	6,323,087	0.6%
Spain	4,658,397	0.4%
Chile	3,774,266	0.3%
Sweden	3,570,314	0.3%
Ireland	2,951,151	0.3%
Netherlands	2,618,519	0.2%
Switzerland	1,321,020	0.1%
Belgium	899,811	0.1%
Short-Term Investments and Other Liabilities—Net	20,220,947	1.8%
	$1,139,229,261	100.0%

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At October 31, 2025, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	132	U.S. Treasury Long Bond	$15,485,250	$396,614
12/2025	329	U.S. Treasury Note, 10 Year	37,069,047	218,913
12/2025	128	U.S. Treasury Note, 2 Year	26,655,000	(43,258)
12/2025	445	U.S. Treasury Note, 5 Year	48,598,868	65,052
Total Long Positions			$127,808,165	$637,321

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	415	U.S. Treasury Note, Ultra 10 Year	$(47,926,016)	$(571,671)
12/2025	47	U.S. Treasury Ultra Bond	(5,700,219)	(190,254)
Total Short Positions			$(53,626,235)	$(761,925)
Total Futures				$(124,604)
At October 31, 2025, the Fund had $1,136,601 deposited in a segregated account to cover margin requirements on open futures.
For the year ended October 31, 2025, the average notional value for the months where the Fund had futures outstanding was $241,523,501 for long positions and $(80,462,106) for short positions.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$112,712,403	$—	$112,712,403
U.S. Government Agency Securities	—	8,956,980	—	8,956,980
Mortgage-Backed Securities#	—	449,939,456	—	449,939,456
Asset-Backed Securities#	—	152,201,099	—	152,201,099
Corporate Bonds#	—	352,240,210	—	352,240,210
Foreign Government Securities	—	42,958,166	—	42,958,166
Short-Term Investments	—	35,237,409	—	35,237,409
Total Investments	$—	$1,154,245,723	$—	$1,154,245,723

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of October 31, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$680,579	$—	$—	$680,579
Liabilities	(805,183)	—	—	(805,183)
Total	$(124,604)	$—	$—	$(124,604)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^
October 31, 2025

Principal Amount		Value
Asset-Backed Securities 1.8%
Other 1.8%
$1,000,000	Ballyrock CLO 28 Ltd., Series 2024-28A, Class D, (3 mo. USD Term SOFR + 5.00%), 8.88%, due 1/20/2038	$998,939 (a)(b)
1,500,000	CIFC Funding Ltd., Series 2018-2A, Class D1R, (3 mo. USD Term SOFR + 3.05%), 6.93%, due 10/20/2037	1,506,434 (a)(b)
1,000,000	Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, (3 mo. USD Term SOFR + 5.50%), 9.40%, due 7/15/2038	994,713 (a)(b)
1,000,000	OCP CLO Ltd., Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.53%, due 1/20/2038	1,005,945 (a)(b)
1,275,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.90%, due 1/15/2038	1,274,997 (a)(b)
1,000,000	Trestles CLO IX Ltd., Series 2025-9A, Class D2, (3 mo. USD Term SOFR + 3.65%), 7.52%, due 1/15/2039	1,001,385 (a)(b)
1,250,000	Voya CLO Ltd., Series 2024-2A, Class E, (3 mo. USD Term SOFR + 6.05%), 9.93%, due 7/20/2037	1,261,025 (a)(b)
1,300,000	Wellington Management CLO 4 Ltd., Series 2025-4A, Class D1, (3 mo. USD Term SOFR + 2.55%), 6.43%, due 4/18/2038	1,301,683 (a)(b)
Total Asset-Backed Securities (Cost $9,293,125)		9,345,121

Corporate Bonds 2.0%
Chemicals 0.4%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	395,629 (a)
1,305,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,302,719 (a)
456,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	451,881 (a)
2,150,229
Commercial Services 0.5%
700,000	Garda World Security Corp., 4.63%, due 2/15/2027	694,517 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,170,000	3.38%, due 8/31/2027	1,139,421 (a)
510,000	3.38%, due 8/31/2027	496,671 (c)
2,330,609
Environmental Control 0.1%
720,000	Madison IAQ LLC, 4.13%, due 6/30/2028	705,002 (a)
Forest Products & Paper 0.1%
545,000	Ahlstrom Holding 3 OYJ, 4.88%, due 2/4/2028	529,919 (a)
Internet 0.1%
525,000	Cablevision Lightpath LLC, 3.88%, due 9/15/2027	514,318 (c)
Machinery - Diversified 0.2%
870,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	868,997 (a)
Media 0.2%
274,000	Cumulus Media New Holdings, Inc., 8.00%, due 7/1/2029	78,090 (a)
765,000	DISH DBS Corp., 5.25%, due 12/1/2026	752,694 (a)
830,784
Pipelines 0.1%
530,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	542,558 (c)

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Principal Amount		Value

Software 0.0%‡
$505,175	Rackspace Finance LLC, 3.50%, due 5/15/2028	$197,018 (a)
Telecommunications 0.3%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	242,226 (a)
1,008,831	Altice France SA, 6.88%, due 10/15/2030	986,603 (a)
342,317	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	325,489 (a)
		1,554,318
Total Corporate Bonds (Cost $10,687,747)		10,223,752

Loan Assignments(b) 92.1%
Aerospace & Defense 2.6%
1,793,912	Air Comm Corp. LLC, Term Loan, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 6.71% – 6.74%, due 12/11/2031	1,792,799 (d)
716,000	Amentum Government Services Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.21%, due 9/29/2031	714,926
1,341,951	Azorra Soar TLB Finance Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.79%, due 10/18/2029	1,346,420
1,232,420	Cobham Ultra SeniorCo SARL, Term Loan B, (6 mo. USD Term SOFR + 3.75%), 8.37%, due 8/3/2029	1,235,279
	Dynasty Acquisition Co., Inc.
1,287,030	First Lien Term Loan B1, (1 mo. USD Term SOFR + 2.00%), 5.96%, due 10/31/2031	1,288,703
489,545	First Lien Term Loan B2, (1 mo. USD Term SOFR + 2.00%), 5.96%, due 10/31/2031	490,182
	Kaman Corp.
17,377	Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.43%, due 2/26/2032	17,421
1,918,726	Term Loan B, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 6.54% – 6.70%, due 2/26/2032	1,923,522 (d)
	Peraton Corp.
1,189,566	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.69%, due 2/1/2028	1,023,705
234,174	Second Lien Term Loan B1, (3 mo. USD Term SOFR + 7.75%), 12.05%, due 2/1/2029	116,649
1,575,763	Propulsion (BC) Finco SARL, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.74%, due 9/14/2029	1,580,554
	TransDigm, Inc.
749,141	Term Loan J, (3 mo. USD Term SOFR + 2.50%), 6.50%, due 2/28/2031	749,965
1,027,740	Term Loan L, (3 mo. USD Term SOFR + 2.50%), 6.50%, due 1/19/2032	1,028,305
		13,308,430
Air Freight & Logistics 0.3%
1,372,037	Worldwide Express Operations LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.00%, due 7/26/2028	1,367,990
Automobile Components 0.6%
1,710,000	Clarios Global LP, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.71%, due 1/28/2032	1,713,745
1,325,209	Dealer Tire Financial LLC, Term Loan B4, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 7/2/2031	1,313,613 (e)
		3,027,358
Beverages 0.4%
1,840,000	Sazerac Co., Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.58%, due 7/9/2032	1,848,335
Biotechnology 0.2%
1,045,000	Grifols Worldwide Operations USA, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.06%, due 11/15/2027	1,044,875
Broadline Retail 0.3%
	Peer Holding III BV
1,229,660	Term Loan B4B, (3 mo. USD Term SOFR + 2.50%), 6.50%, due 10/28/2030	1,233,890

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Principal Amount		Value

Broadline Retail – cont'd
$267,975	Term Loan B5B, (3 mo. USD Term SOFR + 2.50%), 6.50%, due 7/1/2031	$268,913
		1,502,803
Building Products 1.0%
1,529,014	Cornerstone Building Brands, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.38%, due 4/12/2028	1,396,280
837,022	Jeld-Wen, Inc., Term Loan B, (1 mo. USD Term SOFR), due 7/28/2028	792,962 (f)(g)
1,416,414	LBM Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.88%, due 6/6/2031	1,365,366
1,215,713	MI Windows & Doors LLC, Term Loan B2, (1 mo. USD Term SOFR + 2.75%), 6.71%, due 3/28/2031	1,216,479
674,075	Oscar AcquisitionCo LLC, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.25%, due 4/29/2029	605,696
		5,376,783
Capital Markets 3.8%
1,303,209	Apex Group Treasury LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.75%, due 2/27/2032	1,216,872
1,548,845	AqGen Island Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 8/2/2028	1,549,821
1,539,700	Citco Funding LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.81%, due 4/27/2028	1,547,399
	Edelman Financial Center LLC
1,378,889	Term Loan, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 4/7/2028	1,383,274
450,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.21%, due 10/6/2028	450,000
698,241	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.71%, due 9/15/2031	699,770
1,777,110	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%, 3 mo. USD Term SOFR + 3.75%), 3.75% – 5.84%, due 7/31/2030	1,600,518 (d)
1,637,625	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.50%, due 11/26/2031	1,642,751
1,480,929	Harbourvest Partners LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.25%, due 4/18/2030	1,480,929 (e)
1,556,100	IMC Financing LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.53%, due 6/18/2032	1,567,771 (e)
	NEXUS Buyer LLC
1,034,974	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.46%, due 7/31/2031	1,027,357
530,000	Second Lien Term Loan B, (1 mo. USD Term SOFR + 5.75%), 9.71%, due 2/16/2032	527,350
	Orion U.S. Finco, Inc.
1,330,000	First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.43%, due 10/8/2032	1,335,825
535,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.50%), 9.43%, due 5/20/2033	537,231
1,505,707	Superannuation & Investments U.S. LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 12/1/2028	1,509,095
1,695,000	Victory Capital Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%), 6.10%, due 9/23/2032	1,702,949
		19,778,912
Chemicals 2.1%
992,500	AAP Buyer, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.75%, due 9/9/2031	991,259 (e)
1,328,187	ECO Services Operations Corp., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.84%, due 6/12/2031	1,323,207
1,330,998	Groupe Solmax, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 8.83% – 9.01%, due 5/29/2028	1,046,510 (d)
855,771	Ineos U.S. Finance LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 2/7/2031	723,983
1,404,388	Minerals Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.97%, due 11/26/2031	1,404,387 (e)
	Olympus Water U.S. Holding Corp.
1,715,124	Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.00%, due 6/20/2031	1,696,549
565,000	Term Loan B, (1 mo. USD Term SOFR), due 7/23/2032	562,175 (f)(g)
1,050,000	SCIL IV LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/8/2032	1,046,062 (e)(f)(g)
709,267	SCUR-Alpha 1503 GmbH, Term Loan B1, (3 mo. USD Term SOFR + 5.50%), 9.34%, due 3/29/2030	613,013
1,334,207	Sparta U.S. HoldCo LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.13%, due 8/2/2030	1,284,655
		10,691,800

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Principal Amount		Value

Commercial Services & Supplies 5.1%
$1,624,520	Albion Financing 3 SARL, Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.22%, due 5/21/2031	$1,631,635
3,105,000	Allied Universal Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.31%, due 8/20/2032	3,115,961
	Anticimex International AB
919,188	Term Loan B1, (3 mo. USD Term SOFR + 3.40%), 7.76%, due 11/16/2028	922,138
992,476	Term Loan B6, (3 mo. USD Term SOFR + 3.40%), 7.76%, due 11/16/2028	995,890
1,820,000	Term Loan, (1 mo. USD Term SOFR + 3.00%), 3.00%, due 11/17/2031	1,826,825 (e)(f)(g)
954,745	Aramark Services, Inc., Term Loan B8, (1 mo. USD Term SOFR + 2.00%, 3 mo. USD Term SOFR + 2.00%), 5.96% – 6.20%, due 6/22/2030	955,490 (d)
868,500	ASP Dream Acquisition Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.31%, due 12/15/2028	807,705 (e)
868,713	Belfor Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.71%, due 11/1/2030	869,799 (e)
1,444,725	BrightView Landscapes LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.84%, due 4/20/2029	1,441,113
1,717,003	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.95%, due 2/23/2029	1,584,468
1,251,310	EnergySolutions LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 9/20/2030	1,257,179
1,264,923	ERM Emerald U.S., Inc., Term Loan B1, (3 mo. USD Term SOFR + 3.00%), 7.00%, due 7/12/2028	1,263,873
1,397,804	Garda World Security Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.05%, due 2/1/2029	1,396,644
1,278,575	Gategroup Fin Luxembourg SA, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.38%, due 6/10/2032	1,289,366
1,346,025	Iron Mountain, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.96%, due 1/31/2031	1,345,742
932,196	Legence Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.23%, due 12/16/2031	933,128
1,996,004	PG Investment Co. 59 SARL, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.71%, due 3/26/2031	2,001,992
992,500	Service Logic Acquisition, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 6.84% – 6.96%, due 10/29/2027	996,222 (d)(e)
1,557,929	TMC Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.75%), 8.71%, due 11/1/2030	1,557,274
		26,192,444
Communications Equipment 0.5%
1,581,038	Tiger Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.50%, due 8/23/2032	1,585,480
1,265,850	WatchGuard Technologies, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.21%, due 7/2/2029	1,262,053
		2,847,533
Construction & Engineering 1.3%
664,596	Archkey Solutions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.25%, due 11/1/2031	668,085
1,158,892	Artera Services LLC, Term Loan, (3 mo. USD Term SOFR + 4.50%), 8.50%, due 2/15/2031	982,428
1,700,000	Green Infrastructure Partners, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.75%, due 9/24/2032	1,701,071
1,509,677	Pinnacle Buyer LLC, Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.49%, due 10/1/2032	1,515,339
1,810,463	Tecta America Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.97%, due 2/18/2032	1,814,988
		6,681,911
Construction Materials 0.7%
992,500	Potters Industries LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 12/14/2027	995,230
1,710,078	Quikrete Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.21%, due 2/10/2032	1,711,600
803,786	Star Holding LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 4.50%), 8.46%, due 7/31/2031	775,653
		3,482,483
Consumer Finance 0.3%
1,554,300	CPI Holdco B LLC, Term Loan, (1 mo. USD Term SOFR + 2.00%), 5.96%, due 5/19/2031	1,553,057
Consumer Staples Distribution & Retail 0.5%
1,845,000	Boots Group Bidco Ltd., Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.70%, due 8/30/2032	1,851,919
164,020	Cardenas Markets, Inc., Term Loan, (3 mo. USD Term SOFR + 6.75%), 10.85%, due 8/1/2029	129,487

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Principal Amount		Value

Consumer Staples Distribution & Retail – cont'd
$621,250	Northeast Grocery, Inc., Term Loan B, (3 mo. USD Term SOFR + 7.50%), 11.69%, due 12/13/2028	$622,803
		2,604,209
Containers & Packaging 3.2%
1,076,574	Altium Packaging LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 6/11/2031	1,030,820
1,776,597	Berlin Packaging LLC, Term Loan B7, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%), 7.24% – 7.38%, due 6/7/2031	1,774,270 (d)
1,290,110	Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 4/1/2032	1,286,640
1,243,293	Glatfelter Corp., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.45%, due 11/4/2031	1,167,452
737,398	IRIS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 8.69%, due 6/28/2028	714,819
	Klockner-Pentaplast of America, Inc.
152,134	Term Loan, (1 mo. USD Term SOFR + 10.00%), 13.99%, due 12/1/2025	152,134 #(e)(h)
1,407,649	Term Loan B, (6 mo. USD Term SOFR + 4.73%), 9.02%, due 2/12/2026	595,619
1,270,455	Mauser Packaging Solutions Holding Co., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.13%, due 4/15/2027	1,270,658
124,539	Mold-Rite Plastics LLC, Term Loan, (1 mo. USD Term SOFR + 1.50%, 1 mo. USD Term SOFR + 2.25%), 2.25% – 5.65%, due 10/4/2028	99,631 (d)(e)
1,795,975	Pregis TopCo Corp., Term Loan, (1 mo. USD Term SOFR + 4.00%), 7.96%, due 2/1/2029	1,806,086
950,771	Ring Container Technologies Group LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 9/15/2032	950,771
	Spa Holdings 3 Oy
645,262	Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.26%, due 2/4/2028	646,875
668,325	Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.51%, due 5/23/2030	671,039
1,310,117	SupplyOne, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.46%, due 4/21/2031	1,311,479
1,054,350	Technimark Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.25%, due 4/14/2031	1,052,589
2,020,485	Trident TPI Holdings, Inc., Term Loan B7, (3 mo. USD Term SOFR + 3.75%), 7.75%, due 9/15/2028	1,970,297
		16,501,179
Distributors 0.4%
315,000	PAI Holdco, Inc., Term Loan B, (3 mo. USD Term SOFR), due 10/28/2027	262,042 (f)(g)
	S&S Holdings LLC
1,569,311	Term Loan, (1 mo. USD Term SOFR + 5.00%), 9.09%, due 3/11/2028	1,561,857
225,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 8.75%), 12.84%, due 3/9/2029	207,376
		2,031,275
Diversified Consumer Services 1.5%
2,260,606	Ascend Learning LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 12/11/2028	2,258,255
1,762,233	Belron Finance 2019 LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.74%, due 10/16/2031	1,769,582
2,055,860	Fugue Finance BV, Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.95%, due 1/9/2032	2,058,430
1,713,764	Wand NewCo 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 1/30/2031	1,708,708
		7,794,975
Diversified Telecommunication Services 3.6%
1,611,698	Altice Financing SA, First Lien Term Loan, (3 mo. USD Term SOFR + 1.75%), 8.75%, due 1/31/2026	1,555,289 (e)
	Altice France SA
722,047	Term Loan B11, (3 mo. USD Term SOFR + 4.13%), 8.11%, due 4/30/2028	708,964
954,924	Term Loan B13, (3 mo. USD Term SOFR + 5.38%), 9.36%, due 5/14/2029	941,794 (e)
720,935	Term Loan B14, (3 mo. USD Term SOFR + 6.88%), 10.86%, due 5/31/2031	718,873
215,992	Cable One, Inc., Term Loan B4, (1 mo. USD Term SOFR + 2.00%), 6.08%, due 5/3/2028	209,918
1,488,373	CommScope, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%), 8.71%, due 12/17/2029	1,500,101
	CSC Holdings LLC
2,334,606	Term Loan B5, (3 mo. USD Term SOFR + 1.50%), 8.50%, due 4/15/2027	2,196,981

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Principal Amount		Value

Diversified Telecommunication Services – cont'd
$1,989,164	Term Loan B6, (1 mo. USD Term SOFR + 4.50%), 8.53%, due 1/18/2028	$1,968,298
1,520,000	ITG Communications, LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.95%, due 7/9/2031	1,481,058
2,180,000	Level 3 Financing, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 3/29/2032	2,176,185
519,275	Lumen Technologies, Inc., Term Loan A, (1 mo. USD Term SOFR + 6.00%), 9.96%, due 6/1/2028	525,766
514,916	Radiate Holdco LLC, Term Loan, (1 mo. USD Term SOFR + 1.50%, 1 mo. USD Term SOFR + 5.00%), 1.50% – 9.08%, due 9/25/2029	400,991 (d)
1,520,000	Sunrise Financing Partnership, Term Loan AAA, (6 mo. USD Term SOFR + 2.50%), 6.69%, due 2/15/2032	1,513,874
330,000	Telesat Canada, Term Loan B5, (3 mo. USD Term SOFR + 2.75%), 7.21%, due 12/7/2026	257,674
1,385,000	Windstream Services LLC, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 8.81%, due 10/1/2031	1,374,613 (e)(f)(g)
1,365,328	Zayo Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 0.50%), 0.50% – 7.58%, due 3/11/2030	1,303,465 (d)
		18,833,844
Electric Utilities 2.3%
1,587,132	Alpha Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.96%, due 9/30/2031	1,588,037
1,598,985	Astoria Energy LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.59% – 6.75%, due 6/23/2032	1,602,982 (d)
1,545,000	Bayonne Energy Center LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.99%, due 10/1/2032	1,546,931
1,565,000	Cornerstone Generation LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.48%, due 8/11/2032	1,578,694
1,519,760	EFS Cogen Holdings I LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.00%, due 10/3/2031	1,527,359
1,012,832	Hill Top Energy Center LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 6/26/2032	1,013,784
1,593,638	Lackawanna Energy Center LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.11%, due 8/5/2032	1,595,630
	MRP Buyer LLC
1,636,694	Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.25%, due 6/4/2032	1,607,364
125,579	Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.25%, due 6/4/2032	123,328
		12,184,109
Electrical Equipment 0.6%
1,915,200	Arcline FM Holdings LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.68%, due 6/23/2030	1,920,467
1,004,258	WEC U.S. Holdings Ltd., Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.38%, due 1/27/2031	1,006,366
		2,926,833
Electronic Equipment, Instruments & Components 1.0%
2,364,075	Chamberlain Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 9/8/2032	2,369,985
1,221,034	Ingram Micro, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.25%, due 9/22/2031	1,223,574
1,440,000	Mirion Technologies, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.25%, due 6/4/2032	1,447,200
		5,040,759
Energy Equipment & Services 0.5%
990,000	Brock Holdings III, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.75%), 9.75%, due 5/2/2030	987,525
1,556,100	Covia Holdings Corp., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.71%, due 2/26/2032	1,557,080
		2,544,605
Entertainment 1.3%
1,795,975	Creative Artists Agency LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 10/1/2031	1,797,717
1,060,342	EP Purchaser LLC, Term Loan B, (1 mo. USD Term SOFR + 4.50%), 8.58%, due 11/6/2028	904,610
1,531,163	International Entertainment JJCo 3 Ltd., (1 mo. USD Term SOFR + 3.00%), 6.84%, due 4/29/2032	1,536,904
1,044,501	TKO Worldwide Holdings LLC, Term Loan, (3 mo. USD Term SOFR + 2.00%), 6.04%, due 11/21/2031	1,046,611
1,520,000	Wasserman Media Group LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.99%, due 6/23/2032	1,525,700 (e)
		6,811,542

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Principal Amount		Value

Financial Services 1.0%
$1,581,038	BCPE Pequod Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 11/25/2031	$1,584,990
1,795,975	GEN II Fund Services LLC, Term Loan B, (6 mo. USD Term SOFR + 2.75%), 6.75%, due 11/26/2031	1,794,484
1,700,000	Speed Midco 3 SARL, Term Loan, (6 mo. USD Term SOFR + 2.50%), 6.29%, due 10/7/2032	1,695,750 (e)
		5,075,224
Food Products 2.7%
2,570,000	Froneri Lux Finco SARL, Term Loan, (6 mo. USD Term SOFR + 2.50%), 6.37%, due 8/2/2032	2,568,098
771,086	Max U.S. Bidco, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.00%, due 10/2/2030	746,026
1,152,113	Newly Weds Foods, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.28%, due 3/15/2032	1,147,792
1,510,000	Nomad Foods Europe Midco Ltd., Term Loan B, (1 mo. USD Term SOFR), due 10/27/2032	1,510,000 (f)(g)
1,545,264	Nomad Foods U.S. LLC, Term Loan B5, (1 mo. USD Term SOFR + 2.50%), 6.58%, due 11/12/2029	1,543,332
1,230,000	Nourish Buyer I, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.50%), 8.55%, due 7/9/2032	1,230,000 (e)
1,394,608	Savor Acquisition, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.84%, due 2/19/2032	1,399,838
995,000	Solina Bidco, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.31%, due 3/12/2029	1,001,219
1,530,000	UTZ Quality Foods LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.50%, due 1/29/2032	1,527,904
1,296,750	Wayne Sanderson Farms LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.27%, due 5/21/2032	1,297,295
		13,971,504
Gas Utilities 0.3%
1,525,688	Natgasoline LLC, Term Loan B, (3 mo. USD Term SOFR + 5.50%), 9.50%, due 3/29/2030	1,530,768
Ground Transportation 0.3%
1,069,588	Kenan Advantage Group, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 1/25/2029	1,049,533
543,584	PODS LLC, Term Loan B, (3 mo. USD Term SOFR), due 3/31/2028	532,517 (f)(g)
		1,582,050
Health Care Equipment & Supplies 1.4%
1,519,679	Auris Luxembourg III SARL, Term Loan B, (3 mo. USD Term SOFR + 3.50%, 6 mo. USD Term SOFR + 3.50%), 7.20% – 7.40%, due 2/28/2029	1,523,858 (d)
	Bausch & Lomb Corp.
784,960	Term Loan, (1 mo. USD Term SOFR + 4.00%), 7.96%, due 9/29/2028	786,436
2,034,900	Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.21%, due 1/15/2031	2,045,583
1,750,000	Sharp Services LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.99%, due 9/29/2032	1,754,375 (e)
1,349,800	Viant Medical Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.96%, due 10/29/2031	1,348,113
		7,458,365
Health Care Providers & Services 6.0%
798,124	ADMI Corp., Term Loan B2, (1 mo. USD Term SOFR + 3.38%), 7.45%, due 12/23/2027	750,236
1,089,577	Agiliti Health, Inc., Term Loan, (6 mo. USD Term SOFR + 3.00%), 6.86%, due 5/1/2030	1,035,098
1,800,000	Aveanna Healthcare LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.71%, due 9/17/2032	1,803,474
1,570,361	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.09%, due 11/8/2032	1,572,418
691,297	Concentra Health Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.96%, due 7/26/2031	692,596
1,802,575	Ensemble RCM LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.84%, due 8/1/2029	1,809,046
2,595,000	Global Medical Response, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.38%, due 10/1/2032	2,604,991
	Hanger, Inc.
1,401,588	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.46%, due 10/23/2031	1,404,391
27,069	Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.46%, due 10/23/2031	27,123
1,198,952	Heartland Dental LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.71%, due 8/25/2032	1,200,571
1,363,629	Help At Home, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 8.96%, due 9/24/2031	1,221,662

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Principal Amount		Value

Health Care Providers & Services – cont'd
	LifePoint Health, Inc.
$523,681	First Lien Term Loan B, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 7.65% – 7.78%, due 5/19/2031	$523,529 (d)
1,571,043	Term Loan B1, (3 mo. USD Term SOFR + 3.50%), 7.66%, due 5/19/2031	1,569,079
889,709	Medical Solutions Holdings, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.44%, due 11/1/2028	269,137
	National Mentor Holdings, Inc.
898,259	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 7.81% – 7.85%, due 3/2/2028	870,305 (d)
28,758	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 7.85%, due 3/2/2028	27,863
410,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 11.35%, due 3/2/2029	383,760
1,905,911	Phoenix Guarantor, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 2/21/2031	1,910,924
1,231,044	Raven Acquisition Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 11/19/2031	1,230,934
	Sound Inpatient Physicians
841,134	Term Loan, (3 mo. USD Term SOFR + 1.50%, 3 mo. USD Term SOFR + 3.50%), 1.50% – 7.76%, due 6/28/2028	800,658 (d)
125,530	Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.01%, due 6/28/2029	111,094
1,574,938	Southern Veterinary Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.37%, due 12/4/2031	1,573,111
524,991	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.00%, due 9/27/2030	525,694
	Summit Behavioral Healthcare LLC
1,607,643	Term Loan, (3 mo. USD Term SOFR + 4.25%), 8.51%, due 12/31/2029	1,412,716
272,834	Term Loan, (3 mo. USD Term SOFR + 5.75%), 10.01%, due 12/31/2029	279,428
2,090,913	Team Health Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 8.34%, due 6/30/2028	2,092,648 (f)(g)
	Team Services Group
1,260,475	Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.09%, due 12/20/2027	1,256,794
463,265	Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.10%, due 12/20/2027	461,430
75,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 9.00%), 13.10%, due 12/18/2028	74,625 (e)
1,514,810	TTF Holdings LLC, Term Loan, (6 mo. USD Term SOFR + 3.75%), 7.79%, due 7/18/2031	1,389,838
		30,885,173
Health Care Technology 1.5%
1,825,084	Athenahealth Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.71%, due 2/15/2029	1,815,667
2,270,701	Cotiviti Corp., Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.88%, due 5/1/2031	2,183,665
1,528,265	Imprivata, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.00%, due 12/1/2027	1,534,958
708,624	Waystar Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.96%, due 10/22/2029	708,036
1,318,238	Zelis Payments Buyer, Inc., Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 11/26/2031	1,305,266
		7,547,592
Hotels, Restaurants & Leisure 4.2%
	Alterra Mountain Co.
884,018	Term Loan B9, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 8/17/2028	886,228
1,365,071	Term Loan B8, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 5/31/2030	1,367,637
1,070,000	Bingo Holdings I LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.75%, due 6/30/2032	1,057,513
1,497,200	Caesars Entertainment, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 6.21%, due 2/6/2031	1,481,479
1,515,000	Catawba Nation Gaming Authority, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 8.71%, due 3/29/2032	1,546,254
1,276,800	Flutter Financing BV, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.00%, due 6/4/2032	1,268,820
1,672,363	GBT U.S. III LLC, Term Loan B1, (3 mo. USD Term SOFR + 2.50%), 6.36%, due 7/25/2031	1,673,985
1,290,300	Golden Entertainment, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.22%, due 5/26/2030	1,277,397 (e)
1,422,351	GVC Holdings (Gibraltar) Ltd., Term Loan B6, (3 mo. USD Term SOFR + 2.25%), 6.37%, due 10/31/2029	1,421,213

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Principal Amount		Value

Hotels, Restaurants & Leisure – cont'd
$1,546,125	Herschend Entertainment Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 5/27/2032	$1,551,923
1,253,700	Jack Ohio Finance LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.96%, due 2/2/2032	1,247,431
1,553,233	LC AHAB U.S. Bidco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 5/1/2031	1,555,175
666,629	Life Time Fitness, Inc., Term Loan, (1 mo. USD Term SOFR + 2.00%), 6.11%, due 11/5/2031	666,523
1,034,550	OEG Borrower LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.53%, due 6/30/2031	1,037,136
1,077,468	Peninsula Pacific Entertainment LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.74%, due 10/1/2032	1,074,775 (e)
1,618,749	Scientific Games Holdings LP, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.93%, due 4/4/2029	1,598,110
812,695	SeaWorld Parks & Entertainment, Inc., Term Loan B3, (1 mo. USD Term SOFR + 2.00%), 5.96%, due 12/4/2031	809,648
		21,521,247
Household Durables 0.8%
2,098,267	Hunter Douglas, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.25%, due 1/20/2032	2,100,512
1,815,000	Weber-Stephen Products LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.74%, due 10/1/2032	1,808,956
		3,909,468
Independent Power & Renewable Electricity Producers 1.5%
803,682	Carroll County Energy LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.25%, due 6/30/2031	804,976
1,000,516	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.21%, due 2/26/2032	1,005,518
806,662	Compass Power Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 4/14/2029	811,453
1,074,605	Eastern Power LLC, Term Loan B, (1 mo. USD Term SOFR + 5.25%), 9.21%, due 4/3/2028	1,078,505
1,031,068	Hamilton Projects Acquiror LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 5/30/2031	1,034,223
	Invenergy Thermal Operating I LLC
1,311,346	Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.73%, due 5/17/2032	1,317,090
93,750	Term Loan C, (3 mo. USD Term SOFR + 3.50%), 7.73%, due 5/17/2032	94,161
837,710	Oregon Clean Energy LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.50%, due 7/12/2030	839,335
874,723	Talen Energy Supply LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.73%, due 5/17/2030	874,845
		7,860,106
Insurance 3.8%
	Acrisure LLC
2,326,766	First Lien Term Loan B6, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 11/6/2030	2,322,694
1,356,600	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 6/21/2032	1,356,180
2,014,688	Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 9/19/2031	2,012,049
1,226,173	AmWINS Group, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.25%, due 1/30/2032	1,227,448
1,954,013	Bella Holding Co. LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 5/10/2028	1,956,729
2,483,370	Broadstreet Partners, Inc., Term Loan B4, (1 mo. USD Term SOFR + 2.75%), 6.71%, due 6/13/2031	2,488,759
2,811,038	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.10%, due 10/1/2027	2,782,927
1,137,786	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.12%, due 6/20/2030	1,141,302
1,980,000	Trucordia Insurance Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 6/17/2032	1,984,950
1,057,298	Truist Insurance Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.75%, due 5/6/2031	1,055,406
1,117,342	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 6.25%, due 9/29/2030	1,117,811
		19,446,255
IT Services 1.4%
1,681,256	Ahead DB Holdings LLC, Term Loan B4, (3 mo. USD Term SOFR + 2.75%), 6.75%, due 2/3/2031	1,684,988

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Principal Amount		Value

IT Services – cont'd
$837,038	Endure Digital, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.72%, due 2/10/2028	$432,539
1,156,263	Fortress Intermediate 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.11%, due 6/27/2031	1,157,708 (e)
228,900	GTT Communications, Inc., Term Loan, (3 mo. USD Term SOFR + 14.00%), 14.00%, due 7/15/2031	188,653
	Rackspace Finance LLC
489,470	First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.91%, due 5/15/2028	218,886
328,326	First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.41%, due 5/15/2028	332,840
388,490	Redstone Holdco 2 LP, Term Loan, (3 mo. USD Term SOFR + 4.75%), 8.85%, due 4/27/2028	156,367
2,351,494	Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 7/31/2031	2,350,459
899,688	World Wide Technology Holding Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.99%, due 3/1/2030	900,812
		7,423,252
Leisure Products 0.2%
1,044,737	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%, 6 mo. USD Term SOFR + 2.00%), 5.70%–5.96%, due 2/27/2032	1,039,952 (d)
Life Sciences Tools & Services 0.3%
1,676,259	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 11/15/2028	1,680,365
Machinery 2.8%
250,000	American Trailer World Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.81%, due 3/3/2028	220,260
1,585,000	Astro Acquisition LLC, Term Loan B, (6 mo. USD Term SOFR + 3.25%), 7.12%, due 8/30/2032	1,592,925 (e)
1,666,625	Barnes Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.71%, due 1/27/2032	1,664,542
1,611,880	Crown Equipment Corp., First Lien Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.05%, due 10/10/2031	1,618,940
1,118,721	EMRLD Borrower LP, Term Loan B, (6 mo. USD Term SOFR + 2.25%), 6.12%, due 8/4/2031	1,113,989
	Engineered Machinery Holdings, Inc.
1,222,833	Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.76%, due 5/19/2028	1,228,336
560,792	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.26%, due 5/21/2029	560,792
1,785,202	Illuminate Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 12/31/2029	1,780,739
1,560,375	LSF11 Trinity Bidco, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.52%, due 6/14/2030	1,562,325 (e)
999,793	Madison IAQ LLC, Term Loan, (6 mo. USD Term SOFR + 2.50%), 6.70%, due 6/21/2028	1,001,042
1,299,742	TK Elevator Midco GmbH, Term Loan B, (6 mo. USD Term SOFR + 3.00%), 7.20%, due 4/30/2030	1,307,059
842,188	Vector WP Holdco, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 9.08%, due 10/12/2028	792,709
		14,443,658
Media 1.1%
1,522,350	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.21%, due 2/13/2032	1,518,544
1,040,632	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 6.24%, due 12/15/2031	1,038,270
1,605,937	CMG Media Corp., Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.60%, due 6/18/2029	1,476,965
1,090,835	Eagle Broadband Investments LLC, Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.26%, due 11/12/2027	1,073,109
861,955	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.03%, due 4/11/2029	831,571
		5,938,459
Metals & Mining 0.7%
746,603	Arsenal AIC Parent LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.71%, due 8/19/2030	747,536
1,676,763	SCIH Salt Holdings, Inc., Term Loan B, (6 mo. USD Term SOFR + 3.00%), 7.20%, due 1/31/2029	1,682,296
1,087,625	Trulite Holding Corp., Term Loan, (3 mo. USD Term SOFR + 6.00%), 9.98%, due 3/1/2030	1,079,468 (e)
		3,509,300

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Principal Amount		Value

Mortgage Real Estate Investment Trusts 0.9%
$1,311,713	Apollo Commercial Real Estate Finance, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.28%, due 6/13/2030	$1,315,818
	Blackstone Mortgage Trust, Inc.
246,555	Term Loan B4, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 5/9/2029	246,556 (e)
1,670,813	Term Loan B6, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 12/10/2030	1,677,078
1,588,536	Starwood Property Trust, Inc., Term Loan B, (1 mo. USD Term SOFR + 1.75%), 5.71%, due 11/18/2027	1,588,536 (e)
		4,827,988
Oil, Gas & Consumable Fuels 5.3%
1,258,856	AL GCX Fund VIII Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.10%, due 1/30/2032	1,254,526
1,215,500	AL GCX Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.10%, due 5/17/2029	1,212,899
1,704,037	AL NGPL Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.19%, due 12/9/2030	1,699,350
1,486,896	BCP Renaissance Parent LLC, Term Loan B3, (3 mo. USD Term SOFR + 2.50%), 6.50%, due 10/31/2028	1,491,728
1,680,000	Blackfin Pipeline LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.00%, due 9/29/2032	1,677,900
758,578	Brazos Delaware II LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.59%, due 2/11/2030	758,578
1,488,727	CPPIB OVM Member U.S. LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.50%, due 8/20/2031	1,491,123
1,645,000	Deep Blue Operating I LLC, Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.88%, due 10/1/2032	1,648,093
1,333,285	EMG Utica LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.00%, due 4/1/2030	1,339,952 (e)
1,162,610	Freeport LNG Investments LLLP, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.12%, due 12/21/2028	1,163,819
1,372,149	ITT Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.48%), 6.44%, due 10/11/2030	1,372,149
1,499,030	M6 ETX Holdings II Midco LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 4/1/2032	1,500,439
1,483,673	New Fortress Energy, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.50%), 9.57%, due 10/30/2028	662,623
807,302	NGL Energy Partners LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.46%, due 2/3/2031	807,302
1,582,977	Oryx Midstream Services Permian Basin LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.23%, due 10/5/2028	1,585,953
1,182,989	Prairie ECI Acquiror LP, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.71%, due 8/1/2029	1,188,904
1,580,394	Rockpoint Gas Storage Partners LP, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.34%, due 9/18/2031	1,582,860
1,600,000	Stakeholder Midstream LLC, Term Loan, (6 mo. USD Term SOFR + 4.00%), 8.04%, due 1/1/2031	1,614,000
1,907,402	Traverse Midstream Partners LLC, Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.34%, due 2/16/2028	1,909,787
1,540,000	Whitewater Matterhorn Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.31%, due 6/16/2032	1,540,246
		27,502,231
Passenger Airlines 0.6%
1,373,100	American Airlines, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.13%, due 5/28/2032	1,377,219
1,584,000	Vista Management Holding, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.74%, due 4/1/2031	1,593,900
		2,971,119
Personal Care Products 0.5%
2,720,000	Opal Bidco SAS, First Lien Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.90%, due 4/28/2032	2,730,635
Pharmaceuticals 0.8%
1,590,000	ACP Tara Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR), due 9/17/2032	1,593,975 (e)(f)(g)
2,713,200	Bausch Health Cos., Inc., Term Loan B, (1 mo. USD Term SOFR + 6.25%), 10.21%, due 10/8/2030	2,691,847
		4,285,822

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Principal Amount		Value

Professional Services 2.5%
$1,886,152	AAL Delaware Holdco, Inc., Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.71%, due 7/30/2031	$1,887,095
	Amspec Parent LLC
191,142	Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.40% – 7.50%, due 12/22/2031	192,098 (d)
1,240,558	Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.50%, due 12/22/2031	1,246,760
1,345,000	Berkeley Research Group LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.25%, due 5/1/2032	1,348,551
646,682	CohnReznick LLP, Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.50%, due 3/31/2032	648,298
1,547,595	Eisner Advisory Group LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.96%, due 2/28/2031	1,550,504
1,351,775	Element Materials Technology Group U.S. Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 3.68%), 7.68%, due 7/6/2029	1,359,386
2,563,575	EOC Borrower LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 3/24/2032	2,573,188
542,207	First Advantage Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.71%, due 10/31/2031	526,619
290,064	Genuine Financial Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 9/27/2030	258,262
1,586,609	Ryan LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.46%, due 11/14/2030	1,578,676
		13,169,437
Real Estate Management & Development 0.3%
1,695,626	Greystar Real Estate Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.48%, due 8/21/2030	1,699,866 (e)
Software 10.4%
	Applied Systems, Inc.
844,355	First Lien Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.25%, due 2/24/2031	845,520
500,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 4.50%), 8.50%, due 2/23/2032	509,585
1,775,550	Avalara, Inc., Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.74%, due 3/26/2032	1,778,444
1,525,875	Bending Spoons U.S., Inc., Term Loan B, (1 mo. USD Term SOFR + 5.25%), 9.35%, due 3/7/2031	1,509,350
695,000	Calabrio, Inc., Term Loan, (1 mo. USD Term SOFR), due 10/14/2032	660,250 (e)(f)(g)
340,773	Cast & Crew Payroll LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.71%, due 12/29/2028	277,901
866,261	CCC Intelligent Solutions, Inc., Term Loan, (1 mo. USD Term SOFR + 2.00%), 5.96%, due 1/23/2032	866,668
877,666	Central Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.25%, due 7/6/2029	720,362
1,540,000	Clearwater Analytics LLC, Term Loan B, (6 mo. USD Term SOFR + 2.25%), 6.46%, due 4/21/2032	1,540,970
	Cloudera, Inc.
878,925	Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.81%, due 10/8/2028	841,571
495,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 10.06%, due 10/8/2029	438,446
1,830,971	ConnectWise LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.76%, due 9/29/2028	1,832,436
561,933	Constant Contact, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.17%, due 2/10/2028	523,655
	Darktrace PLC
1,402,950	First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.19%, due 10/9/2031	1,405,363
470,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 9.19%, due 10/9/2032	468,003
3,140,000	Dayforce, Inc., Term Loan, (1 mo. USD Term SOFR), due 10/7/2032	3,128,225 (f)(g)
	Ellucian Holdings, Inc.
1,261,277	First Lien Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.71%, due 10/9/2029	1,262,462
470,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 4.75%), 8.71%, due 11/22/2032	474,554
1,485,000	Entrata, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.99%, due 9/30/2032	1,488,713 (e)
1,549,350	Epicor Software Corp., Term Loan E, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 5/30/2031	1,552,263
765,800	Foundational Education Group, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 4.25%), 8.35%, due 8/31/2028	694,963
1,819,447	Genesys Cloud Services Holdings II LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 1/30/2032	1,796,703
1,610,000	IGT Holding IV AB, Term Loan B5, (3 mo. USD Term SOFR + 3.00%), 6.95%, due 9/1/2031	1,614,025 (e)
	Instructure Holdings, Inc.
1,576,050	Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.75%, due 11/13/2031	1,574,773

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Principal Amount		Value

Software – cont'd
$450,000	Second Lien Term Loan, (6 mo. USD Term SOFR + 5.00%), 9.21%, due 11/12/2032	$450,000
	Ivanti Software, Inc.
706,742	First Lien Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.05%, due 6/1/2029	592,928
124,512	Term Loan, (3 mo. USD Term SOFR + 5.75%), 10.05%, due 6/1/2029	128,870 (e)
	Javelin Buyer, Inc.
1,109,432	Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.59%, due 12/5/2031	1,109,709
225,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.20%, due 12/6/2032	224,156
	Kaseya, Inc.
1,636,775	First Lien Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 3/20/2032	1,635,924
540,000	Second Lien Term Loan B, (1 mo. USD Term SOFR + 5.00%), 8.96%, due 3/18/2033	533,590
	Maverick Bidco, Inc.
1,565,227	Term Loan, (3 mo. USD Term SOFR + 3.75%), 7.74%, due 5/18/2028	1,566,213
245,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 10.74%, due 5/18/2029	239,029
523,076	McAfee LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 3/1/2029	494,741
	MH Sub I LLC
1,476,717	Term Loan, (3 mo. USD Term SOFR + 4.25%), 8.25%, due 5/3/2028	1,339,574
465,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.25%), 10.09%, due 2/23/2029	347,588
1,421,970	Term Loan B4, (1 mo. USD Term SOFR + 4.25%), 8.21%, due 12/31/2031	1,134,732
1,925,000	Ping Identity Corp., Term Loan, (1 mo. USD Term SOFR + 2.75%), 2.75%, due 10/29/2032	1,925,000 (e)(f)(g)
762,260	Project Alpha Intermediate Holding, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.00%, due 5/9/2033	741,298
585,357	Project Leopard Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.19%, due 7/20/2029	509,261
	Proofpoint, Inc.
680,000	Term Loan, (1 mo. USD Term SOFR), due 8/31/2028	682,455 (f)(g)
2,461,259	Term Loan, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 8/31/2028	2,470,145
1,580,691	RealPage, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 7.75%, due 4/24/2028	1,584,848
1,525,000	Shift4 Payments LLC, Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.50%, due 6/30/2032	1,533,266
1,870,206	Surf Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.58%, due 3/5/2027	1,870,991
1,573,100	UKG, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.34%, due 2/10/2031	1,571,999
	Vision Solutions, Inc.
1,431,406	Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.10%, due 4/24/2028	1,375,939
835,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 11.35%, due 4/23/2029	797,425
1,538,394	VS Buyer LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.09%, due 4/12/2031	1,523,010
		54,187,896
Specialized REITs 0.2%
1,005,000	Windstream Services LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.96%, due 10/6/2032	992,438 (e)(f)(g)
Specialty Retail 1.9%
2,718,803	Great Outdoors Group LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 1/23/2032	2,715,976
42,660	LIDS Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 5.50%), 9.63%, due 12/14/2026	42,234 (e)
1,835,775	Mavis Tire Express Services Corp., Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.20%, due 5/4/2028	1,838,565
1,535,990	Michaels Cos., Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.51%, due 4/17/2028	1,466,179
1,459,993	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.51%, due 3/3/2028	1,436,969
1,980,000	PetSmart, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.03%, due 8/18/2032	1,950,300
580,419	Tailored Brands, Inc., Term Loan, (3 mo. USD Term SOFR + 5.75%), 10.05%, due 2/26/2029	580,419
		10,030,642
Technology Hardware, Storage & Peripherals 0.6%
1,630,000	Spectris PLC, Term Loan, (1 mo. USD Term SOFR), due 9/30/2032	1,632,037 (e)(f)(g)

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Principal Amount		Value

Technology Hardware, Storage & Peripherals – cont'd
$1,510,000	Viavi Solutions, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.39%, due 10/16/2032	$1,508,747
		3,140,784
Trading Companies & Distributors 3.0%
1,839,070	Barentz International BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.35%, due 3/3/2031	1,812,404
1,908,635	BCPE Empire Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 12/11/2030	1,904,951
1,718,825	CD&R Hydra Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.06%, due 3/25/2031	1,714,958
1,561,954	Fluid-Flow Products, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 3/31/2028	1,564,687
775,000	Herc Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.11%, due 6/2/2032	777,581
1,331,550	Johnstone Supply LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.50%, due 6/9/2031	1,333,001
1,605,971	PEARLS (Netherlands) Bidco BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.09%, due 2/26/2029	1,504,795
761,222	QXO, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.96%, due 4/30/2032	761,732
1,857,441	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.00%, due 12/2/2030	1,781,397
2,571,886	White Cap Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.21%, due 10/19/2029	2,576,721
		15,732,227
Transportation Infrastructure 1.0%
	Brown Group Holding LLC
1,000,640	Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 7/1/2031	1,003,082
1,598,792	Term Loan B2, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 6.59% – 6.95%, due 7/1/2031	1,604,787 (d)
1,572,497	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.46%, due 9/23/2031	1,576,145
1,104,146	Radar Bidco SARL, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.19%, due 4/4/2031	1,111,047
		5,295,061

Total Loan Assignments (Cost $481,840,443)		477,366,928
Number of Shares

Common Stocks 0.3%
Commercial Services 0.1%
45,996	Envision Healthcare Corp.	689,940 *
Diversified Telecommunication Services 0.1%
20,026	Luxco Co. Ltd.	332,586 *
Energy Equipment & Services 0.1%
44,476	Brock Holdings III, Inc.	619,106 *#(e)(h)
IT Services 0.0%‡
4,020	Riverbed Technology, Inc.	4 *(e)
Total Common Stocks (Cost $1,385,335)		1,641,636

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

Number of Shares		Value

Short-Term Investments 5.2%
Investment Companies 5.2%
27,105,492	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.01%(i) (Cost $27,105,492)	$27,105,492
Total Investments 101.4% (Cost $530,312,142)		525,682,929
Liabilities Less Other Assets (1.4)%		(7,051,378)(j)
Net Assets 100.0%		$518,631,551

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2025, these securities amounted to $18,015,326, which represents 3.5% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2025 and changes periodically.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at October 31, 2025 amounted to $1,553,547, which represents 0.3% of net assets of the
Fund.

(d)	The stated interest rates represent the range of rates at October 31, 2025 of the underlying contracts within the Loan Assignment.
(e)	Value determined using significant unobservable inputs.
(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	All or a portion of this security had not settled as of October 31, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(h)
Security fair valued as of October 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2025 amounted to $771,240, which represents
0.1% of net assets of the Fund.

(i)	Represents 7-day effective yield as of October 31, 2025.
(j)	As of October 31, 2025, the value of unfunded loan commitments was $1,501,087 for the Fund (see Note A of the Notes to Financial Statements).

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

#
This security is subject to restrictions on resale. Total value of all such securities at October 31, 2025 amounted to $771,240, which represents 0.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 10/31/2025	Fair Value Percentage of Net Assets as of 10/31/2025
Brock Holdings III, Inc.	1/22/2024	$536,582	$619,106	0.1%
Klockner-Pentaplast of America, Inc.	10/22/2025-10/27/2025	152,134	152,134	0.0%
Total		$688,716	$771,240	0.1%

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$438,656,431	84.6%
Cayman Islands	9,389,858	1.8%
United Kingdom	9,105,891	1.8%
Luxembourg	8,050,138	1.6%
Canada	6,679,276	1.3%
Sweden	5,358,878	1.0%
Netherlands	5,171,086	1.0%
France	3,688,820	0.7%
Germany	2,789,069	0.5%
Hong Kong	2,058,430	0.4%
Denmark	1,523,858	0.3%
Jersey	1,301,683	0.3%
Switzerland	1,289,366	0.3%
Ireland	1,268,820	0.2%
Finland	1,200,958	0.2%
Spain	1,044,875	0.2%
Short-Term Investments and Other Liabilities—Net	20,054,114	3.8%
	$518,631,551	100.0%

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities#	$—	$9,345,121	$—	$9,345,121
Corporate Bonds#	—	10,223,752	—	10,223,752
Loan Assignments
Automobile Components	—	1,713,745	1,313,613	3,027,358
Capital Markets	—	16,730,212	3,048,700	19,778,912
Chemicals	—	7,250,092	3,441,708	10,691,800
Commercial Services & Supplies	—	21,691,893	4,500,551	26,192,444
Containers & Packaging	—	16,249,414	251,765	16,501,179
Diversified Telecommunication Services	—	14,962,148	3,871,696	18,833,844
Entertainment	—	5,285,842	1,525,700	6,811,542
Financial Services	—	3,379,474	1,695,750	5,075,224
Food Products	—	12,741,504	1,230,000	13,971,504
Health Care Equipment & Supplies	—	5,703,990	1,754,375	7,458,365
Health Care Providers & Services	—	30,810,548	74,625	30,885,173
Hotels, Restaurants & Leisure	—	19,169,075	2,352,172	21,521,247
IT Services	—	6,265,544	1,157,708	7,423,252
Machinery	—	11,288,408	3,155,250	14,443,658
Metals & Mining	—	2,429,832	1,079,468	3,509,300
Mortgage Real Estate Investment Trusts	—	2,992,896	1,835,092	4,827,988
Oil, Gas & Consumable Fuels	—	26,162,279	1,339,952	27,502,231
Pharmaceuticals	—	2,691,847	1,593,975	4,285,822
Real Estate Management & Development	—	—	1,699,866	1,699,866
Software	—	48,371,038	5,816,858	54,187,896
Specialized REITs	—	—	992,438	992,438
Specialty Retail	—	9,988,408	42,234	10,030,642
Technology Hardware, Storage & Peripherals	—	1,508,747	1,632,037	3,140,784
Other Loan Assignments#	—	164,574,459	—	164,574,459
Total Loan Assignments	—	431,961,395	45,405,533	477,366,928
Common Stocks
Energy Equipment & Services	—	—	619,106	619,106
IT Services	—	—	4	4
Other Common Stocks#	—	1,022,526	—	1,022,526
Total Common Stocks	—	1,022,526	619,110	1,641,636
Short-Term Investments	—	27,105,492	—	27,105,492
Total Investments	$—	$479,658,286	$46,024,643	$525,682,929

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 10/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 10/31/2025
Investments in Securities:
Loan Assignments(1)(2)(3)	$15,572	$61	$(18)	$150	$36,607	$(10,423)	$4,477	$(1,020)	$45,406	$164
Common Stocks(1)(4)	537	—	2	82	—	(2)	—	—	619	82
Total	$16,109	$61	$(16)	$232	$36,607	$(10,425)	$4,477	$(1,020)	$46,025	$246
(1) Includes securities categorized as Level 3 that were valued using a single quotation obtained from a dealer.
(2) Includes securities that at October 31, 2025, were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

(3) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers into of Level 3 were attributable to observable market data becoming unavailable for those securities.Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(4) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 10/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$619,106	Market Approach	Enterprise value/ EBITDA multiple (EV/EBITDA)	9.0x	9.0x	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^
October 31, 2025

Principal Amount		Value
Asset-Backed Securities 1.0%
Other 1.0%
$1,000,000	Ballyrock CLO 28 Ltd., Series 2024-28A, Class D, (3 mo. USD Term SOFR + 5.00%), 8.88%, due 1/20/2038	$998,939 (a)(b)
1,500,000	Ballyrock CLO Ltd., Series 2020-2A, Class CR, (3 mo. USD Term SOFR + 3.21%), 7.10%, due 10/20/2031	1,499,949 (a)(b)
500,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 10.47%, due 4/20/2037	503,311 (a)(b)
1,400,000	Symphony CLO 42 Ltd., Series 2024-42A, Class E, (3 mo. USD Term SOFR + 6.75%), 10.63%, due 4/17/2037	1,422,384 (a)(b)
1,000,000	Symphony CLO 44 Ltd., Series 2024-44A, Class D, (3 mo. USD Term SOFR + 3.20%), 7.11%, due 7/14/2037	1,005,593 (a)(b)
Total Asset-Backed Securities (Cost $5,401,450)		5,430,176

Corporate Bonds 94.6%
Advertising 1.1%
Clear Channel Outdoor Holdings, Inc.
410,000	7.75%, due 4/15/2028	406,896 (a)
425,000	7.50%, due 6/1/2029	417,030 (a)
1,185,000	7.88%, due 4/1/2030	1,242,315 (a)
825,000	7.13%, due 2/15/2031	850,788 (a)
825,000	7.50%, due 3/15/2033	862,673 (a)
555,000	CMG Media Corp., 8.88%, due 6/18/2029	485,397 (a)
1,970,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	1,945,375 (a)
6,210,474
Aerospace & Defense 2.0%
975,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	1,006,693 (a)
Bombardier, Inc.
405,000	8.75%, due 11/15/2030	436,793 (a)
1,100,000	7.25%, due 7/1/2031	1,167,562 (a)
1,000,000	7.00%, due 6/1/2032	1,049,891 (a)
505,000	6.75%, due 6/15/2033	530,123 (a)
2,200,000	Goat Holdco LLC, 6.75%, due 2/1/2032	2,246,558 (a)
TransDigm, Inc.
1,115,000	6.38%, due 3/1/2029	1,145,311 (a)
1,205,000	6.63%, due 3/1/2032	1,246,065 (a)
865,000	6.38%, due 5/31/2033	881,722 (a)
1,435,000	6.75%, due 1/31/2034	1,487,066 (a)
11,197,784
Airlines 0.3%
1,700,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 2/1/2030	1,641,863 (a)
Apparel 0.7%
2,510,000	Beach Acquisition Bidco LLC, 10.00% Cash/10.75% PIK, due 7/15/2033	2,694,901 (a)(c)
110,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	117,158 (a)
250,000	S&S Holdings LLC, 8.38%, due 10/1/2031	238,832 (a)
960,000	VF Corp., 2.95%, due 4/23/2030	843,984
3,894,875

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Auto Manufacturers 0.5%
Nissan Motor Acceptance Co. LLC
$290,000	7.05%, due 9/15/2028	$301,702 (a)
240,000	5.63%, due 9/29/2028	239,822 (a)
115,000	5.55%, due 9/13/2029	114,316 (a)
200,000	6.13%, due 9/30/2030	198,273 (a)
Nissan Motor Co. Ltd.
405,000	7.50%, due 7/17/2030	423,804 (a)
1,000,000	4.81%, due 9/17/2030	937,916 (a)
300,000	7.75%, due 7/17/2032	316,778 (a)
355,000	8.13%, due 7/17/2035	377,561 (a)
2,910,172
Auto Parts & Equipment 1.8%
2,640,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	2,701,201 (a)
865,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	736,883 (a)
1,320,000	Forvia SE, 6.75%, due 9/15/2033	1,338,971 (a)
Goodyear Tire & Rubber Co.
270,000	5.00%, due 7/15/2029	256,991
285,000	5.25%, due 7/15/2031	259,795
165,000	5.63%, due 4/30/2033	148,749
IHO Verwaltungs GmbH
1,195,000	7.75% Cash/8.50% PIK, due 11/15/2030	1,237,991 (a)(c)
115,000	8.00% Cash/8.75% PIK, due 11/15/2032	119,905 (a)(c)
ZF North America Capital, Inc.
580,000	6.88%, due 4/14/2028	583,567 (a)
715,000	6.75%, due 4/23/2030	680,622 (a)
560,000	7.50%, due 3/24/2031	538,491 (a)
1,585,000	6.88%, due 4/23/2032	1,446,693 (a)
10,049,859
Banks 0.3%
1,440,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	1,473,628 (a)
Building Materials 3.7%
Builders FirstSource, Inc.
1,110,000	6.38%, due 3/1/2034	1,149,542 (a)
1,505,000	6.75%, due 5/15/2035	1,580,178 (a)
445,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	411,365 (a)
Cornerstone Building Brands, Inc.
505,000	6.13%, due 1/15/2029	383,857 (a)
540,000	9.50%, due 8/15/2029	498,270 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,335,000	6.63%, due 12/15/2030	1,372,422 (a)
775,000	6.75%, due 7/15/2031	804,810 (a)
Jeld-Wen, Inc.
990,000	4.88%, due 12/15/2027	962,908 (a)
1,145,000	7.00%, due 9/1/2032	944,623 (a)
JH North America Holdings, Inc.
490,000	5.88%, due 1/31/2031	499,072 (a)
645,000	6.13%, due 7/31/2032	661,509 (a)
1,340,000	Knife River Corp., 7.75%, due 5/1/2031	1,403,741 (a)
1,025,000	Masterbrand, Inc., 7.00%, due 7/15/2032	1,063,226 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Building Materials – cont'd
$370,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	$379,787 (a)
1,335,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	1,295,349 (a)
805,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 4/15/2030	586,100 (a)
Quikrete Holdings, Inc.
2,970,000	6.38%, due 3/1/2032	3,080,520 (a)
420,000	6.75%, due 3/1/2033	437,034 (a)
Standard Building Solutions, Inc.
1,080,000	6.50%, due 8/15/2032	1,110,242 (a)
2,035,000	6.25%, due 8/1/2033	2,075,187 (a)
20,699,742
Chemicals 2.8%
595,000	Ashland, Inc., 6.88%, due 5/15/2043	618,162
Avient Corp.
1,555,000	7.13%, due 8/1/2030	1,600,426 (a)
515,000	6.25%, due 11/1/2031	525,793 (a)
1,495,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	1,567,449 (a)
Celanese U.S. Holdings LLC
650,000	7.05%, due 11/15/2030	661,457
300,000	6.88%, due 7/15/2032	301,438
290,000	7.20%, due 11/15/2033	297,350
1,180,000	Inversion Escrow Issuer LLC, 6.75%, due 8/1/2032	1,152,163 (a)
Olympus Water U.S. Holding Corp.
2,355,000	6.25%, due 10/1/2029	2,295,519 (a)
365,000	7.25%, due 6/15/2031	365,219 (a)
360,000	7.25%, due 2/15/2033	358,333 (a)
1,875,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	1,858,474 (a)
WR Grace Holdings LLC
1,785,000	5.63%, due 8/15/2029	1,633,346 (a)
1,225,000	7.38%, due 3/1/2031	1,227,332 (a)
1,225,000	6.63%, due 8/15/2032	1,183,191 (a)
15,645,652
Commercial Services 6.1%
1,800,000	ADT Security Corp., 5.88%, due 10/15/2033	1,826,005 (a)
2,200,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	2,270,580 (a)
1,650,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	1,718,006 (a)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
1,985,000	6.00%, due 6/1/2029	1,940,569 (a)
755,000	6.88%, due 6/15/2030	774,552 (a)
Block, Inc.
430,000	5.63%, due 8/15/2030	436,497 (a)
2,375,000	6.50%, due 5/15/2032	2,464,191
430,000	6.00%, due 8/15/2033	439,673 (a)
1,060,000	Champions Financing, Inc., 8.75%, due 2/15/2029	1,027,540 (a)
Garda World Security Corp.
1,100,000	6.00%, due 6/1/2029	1,073,030 (a)
1,150,000	8.25%, due 8/1/2032	1,170,174 (a)
1,185,000	8.38%, due 11/15/2032	1,205,713 (a)
Herc Holdings, Inc.
560,000	5.50%, due 7/15/2027	559,860 (a)
1,565,000	7.00%, due 6/15/2030	1,638,053 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Commercial Services – cont'd
$1,969,000	7.25%, due 6/15/2033	$2,075,923 (a)
790,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	781,475 (a)
1,630,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	1,665,664 (a)
2,070,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	2,137,965 (a)
2,185,000	Veritiv Operating Co., 10.50%, due 11/30/2030	2,273,881 (a)
1,993,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,970,884 (a)
2,265,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	2,367,229 (a)
Williams Scotsman, Inc.
775,000	6.63%, due 6/15/2029	797,918 (a)
295,000	6.63%, due 4/15/2030	305,062 (a)
1,310,000	7.38%, due 10/1/2031	1,371,047 (a)
34,291,491
Computers 1.2%
1,160,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,168,560 (a)
2,020,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	2,102,224 (a)
990,000	CACI International, Inc., 6.38%, due 6/15/2033	1,029,323 (a)
1,650,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,720,521 (a)
1,010,000	Science Applications International Corp., 5.88%, due 11/1/2033	1,007,030 (a)
7,027,658
Cosmetics - Personal Care 0.7%
1,475,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, due 1/15/2031	1,479,965 (a)
885,000	Opal Bidco SAS, 6.50%, due 3/31/2032	911,504 (a)
1,725,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	1,739,561
4,131,030
Distribution - Wholesale 1.2%
1,310,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,271,300 (a)
540,000	Gates Corp., 6.88%, due 7/1/2029	560,633 (a)
1,355,000	RB Global Holdings, Inc., 7.75%, due 3/15/2031	1,414,117 (a)
1,405,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	1,438,141 (a)
1,795,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,894,937 (a)
6,579,128
Diversified Financial Services 5.0%
Azorra Finance Ltd.
1,365,000	7.75%, due 4/15/2030	1,439,081 (a)
520,000	7.25%, due 1/15/2031	543,901 (a)
745,000	Bread Financial Holdings, Inc., 6.75%, due 5/15/2031	750,097 (a)(d)
1,345,000	CrossCountry Intermediate HoldCo LLC, 6.50%, due 10/1/2030	1,357,406 (a)
1,110,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	1,144,049 (a)
1,260,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	1,297,220 (a)
Jane Street Group/JSG Finance, Inc.
745,000	7.13%, due 4/30/2031	781,779 (a)
660,000	6.13%, due 11/1/2032	671,600 (a)
445,000	6.75%, due 5/1/2033	464,211 (a)
Navient Corp.
1,435,000	5.50%, due 3/15/2029	1,409,216
1,055,000	7.88%, due 6/15/2032	1,089,948
OneMain Finance Corp.
680,000	6.63%, due 5/15/2029	699,283
1,545,000	6.13%, due 5/15/2030	1,563,169

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Diversified Financial Services – cont'd
$160,000	7.50%, due 5/15/2031	$167,125
645,000	7.13%, due 11/15/2031	668,365
725,000	6.75%, due 3/15/2032	735,744
445,000	7.13%, due 9/15/2032	459,293
495,000	6.50%, due 3/15/2033	494,003
PennyMac Financial Services, Inc.
830,000	7.13%, due 11/15/2030	868,992 (a)
1,110,000	5.75%, due 9/15/2031	1,107,339 (a)
535,000	6.88%, due 5/15/2032	558,053 (a)
1,365,000	6.88%, due 2/15/2033	1,412,007 (a)
50,000	6.75%, due 2/15/2034	51,249 (a)
1,790,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	1,886,281 (a)
Rocket Cos., Inc.
485,000	6.50%, due 8/1/2029	503,059 (a)
660,000	6.13%, due 8/1/2030	680,792 (a)
145,000	7.13%, due 2/1/2032	152,237 (a)
710,000	6.38%, due 8/1/2033	739,628 (a)
1,250,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/2033	1,151,111 (a)
1,735,000	SLM Corp., 6.50%, due 1/31/2030	1,798,888
UWM Holdings LLC
1,030,000	6.63%, due 2/1/2030	1,049,349 (a)
315,000	6.25%, due 3/15/2031	314,433 (a)
28,008,908
Electric 4.0%
Alpha Generation LLC
2,160,000	6.75%, due 10/15/2032	2,219,588 (a)
1,295,000	6.25%, due 1/15/2034	1,310,049 (a)
1,350,000	Hawaiian Electric Co., Inc., 6.00%, due 10/1/2033	1,364,865 (a)
2,074,000	Lightning Power LLC, 7.25%, due 8/15/2032	2,196,901 (a)
NRG Energy, Inc.
1,255,000	10.25%, due 3/15/2028	1,377,354 (a)(e)(f)
925,000	6.00%, due 2/1/2033	943,576 (a)
2,180,000	5.75%, due 1/15/2034	2,195,370 (a)
2,320,000	6.00%, due 1/15/2036	2,359,933 (a)
Talen Energy Supply LLC
1,275,000	6.25%, due 2/1/2034	1,307,448 (a)
1,275,000	6.50%, due 2/1/2036	1,320,522 (a)
875,000	Vistra Corp., 7.00%, due 12/15/2026	883,673 (a)(e)(f)
Vistra Operations Co. LLC
1,305,000	7.75%, due 10/15/2031	1,384,910 (a)
1,545,000	6.88%, due 4/15/2032	1,622,777 (a)
2,215,000	VoltaGrid LLC, 7.38%, due 11/1/2030	2,252,770 (a)(d)
22,739,736
Electrical Components & Equipment 0.6%
1,295,000	EnerSys, 6.63%, due 1/15/2032	1,331,023 (a)
WESCO Distribution, Inc.
975,000	6.63%, due 3/15/2032	1,019,070 (a)
1,095,000	6.38%, due 3/15/2033	1,143,868 (a)
3,493,961

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Electronics 0.4%
$2,055,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	$2,139,290 (a)
Engineering & Construction 0.4%
925,000	Artera Services LLC, 8.50%, due 2/15/2031	798,265 (a)
580,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	558,061 (a)
810,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	848,116 (a)
2,204,442
Entertainment 3.5%
1,075,000	Caesars Entertainment, Inc., 6.00%, due 10/15/2032	1,025,521 (a)
Churchill Downs, Inc.
125,000	5.75%, due 4/1/2030	125,384 (a)
1,630,000	6.75%, due 5/1/2031	1,666,579 (a)
2,540,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	2,528,773 (a)
1,930,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	1,873,410 (a)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
1,460,000	8.25%, due 4/15/2030	1,515,675 (a)
275,000	11.88%, due 4/15/2031	286,943 (a)
1,610,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	1,499,347 (a)
1,530,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	1,397,562 (a)
1,150,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,127,938 (a)
1,545,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	1,548,795 (a)
445,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	427,703
985,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	1,000,190 (a)
Warnermedia Holdings, Inc.
2,065,000	4.28%, due 3/15/2032	1,891,411
1,480,000	5.05%, due 3/15/2042	1,188,040
370,000	5.14%, due 3/15/2052	281,200
280,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, due 3/15/2033	284,486 (a)
19,668,957
Environmental Control 0.7%
1,210,000	Luna 1.5 SARL, 12.00%, due 7/1/2032	1,254,308 (a)(c)
3,025,000	Madison IAQ LLC, 5.88%, due 6/30/2029	2,964,216 (a)
4,218,524
Food 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
665,000	5.50%, due 3/31/2031	670,256 (a)(d)
1,010,000	6.25%, due 3/15/2033	1,038,214 (a)
995,000	5.75%, due 3/31/2034	999,384 (a)(d)
600,000	Performance Food Group, Inc., 6.13%, due 9/15/2032	616,019 (a)
510,000	Post Holdings, Inc., 6.38%, due 3/1/2033	516,525 (a)
U.S. Foods, Inc.
145,000	4.75%, due 2/15/2029	143,396 (a)
580,000	7.25%, due 1/15/2032	608,518 (a)
775,000	5.75%, due 4/15/2033	785,204 (a)
5,377,516
Food Service 0.3%
TKC Holdings, Inc.
695,000	6.88%, due 5/15/2028	700,814 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Food Service – cont'd
$1,120,000	10.50%, due 5/15/2029	$1,151,780 (a)
1,852,594
Forest Products & Paper 0.3%
1,540,000	Ahlstrom Holding 3 OYJ, 4.88%, due 2/4/2028	1,497,385 (a)
440,000	Magnera Corp., 7.25%, due 11/15/2031	379,920 (a)
1,877,305
Healthcare - Products 0.7%
1,845,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	1,928,025 (a)
2,265,000	Medline Borrower LP, 5.25%, due 10/1/2029	2,256,381 (a)
4,184,406
Healthcare - Services 3.5%
Acadia Healthcare Co., Inc.
870,000	5.00%, due 4/15/2029	851,327 (a)
810,000	7.38%, due 3/15/2033	837,349 (a)
CHS/Community Health Systems, Inc.
345,000	6.00%, due 1/15/2029	341,550 (a)
80,000	6.88%, due 4/15/2029	72,530 (a)
80,000	6.13%, due 4/1/2030	67,217 (a)
645,000	5.25%, due 5/15/2030	604,608 (a)
400,000	10.88%, due 1/15/2032	431,212 (a)
650,000	9.75%, due 1/15/2034	688,212 (a)
2,045,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	2,139,776 (a)
245,000	HAH Group Holding Co. LLC, 9.75%, due 10/1/2031	232,225 (a)
810,000	IQVIA, Inc., 6.25%, due 6/1/2032	844,236 (a)
LifePoint Health, Inc.
1,295,000	9.88%, due 8/15/2030	1,398,099 (a)
2,000,000	10.00%, due 6/1/2032	2,127,276 (a)
2,775,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	2,793,135 (a)
1,595,000	Select Medical Corp., 6.25%, due 12/1/2032	1,617,965 (a)
1,070,000	Star Parent, Inc., 9.00%, due 10/1/2030	1,142,520 (a)
2,485,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	2,556,846 (a)
955,000	U.S. Acute Care Solutions LLC, 9.75%, due 5/15/2029	972,486 (a)
19,718,569
Home Builders 1.2%
1,520,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	1,538,445 (a)
K Hovnanian Enterprises, Inc.
900,000	8.00%, due 4/1/2031	919,536 (a)
900,000	8.38%, due 10/1/2033	921,365 (a)
LGI Homes, Inc.
210,000	4.00%, due 7/15/2029	188,602 (a)
2,025,000	7.00%, due 11/15/2032	1,943,271 (a)
Shea Homes LP/Shea Homes Funding Corp.
785,000	4.75%, due 2/15/2028	777,315
480,000	4.75%, due 4/1/2029	469,766
6,758,300
Home Furnishings 0.2%
Whirlpool Corp.
560,000	6.13%, due 6/15/2030	554,499

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Home Furnishings – cont'd
$565,000	6.50%, due 6/15/2033	$551,235
1,105,734
Insurance 3.8%
Acrisure LLC/Acrisure Finance, Inc.
1,445,000	8.25%, due 2/1/2029	1,505,460 (a)
380,000	8.50%, due 6/15/2029	398,907 (a)
1,745,000	7.50%, due 11/6/2030	1,804,815 (a)
815,000	6.75%, due 7/1/2032	835,831 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
830,000	7.00%, due 1/15/2031	859,671 (a)
480,000	6.50%, due 10/1/2031	492,234 (a)
235,000	7.38%, due 10/1/2032	242,473 (a)
1,410,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	1,452,724 (a)
1,170,000	Ardonagh Finco Ltd., 7.75%, due 2/15/2031	1,223,764 (a)
900,000	Ardonagh Group Finance Ltd., 8.88%, due 2/15/2032	939,086 (a)
1,610,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	1,652,124 (a)
1,720,000	Broadstreet Partners Group LLC, 5.88%, due 4/15/2029	1,713,875 (a)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
765,000	7.25%, due 2/15/2031	788,473 (a)
1,080,000	8.13%, due 2/15/2032	1,114,677 (a)
HUB International Ltd.
1,665,000	7.25%, due 6/15/2030	1,738,257 (a)
1,060,000	7.38%, due 1/31/2032	1,098,608 (a)
1,635,000	Jones Deslauriers Insurance Management, Inc., 6.88%, due 10/1/2033	1,619,876 (a)
800,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	826,782 (a)
895,000	USI, Inc., 7.50%, due 1/15/2032	926,647 (a)
21,234,284
Internet 0.4%
590,000	Cablevision Lightpath LLC, 5.63%, due 9/15/2028	583,973 (a)
800,000	Gen Digital, Inc., 6.25%, due 4/1/2033	823,554 (a)
655,000	Wayfair LLC, 7.25%, due 10/31/2029	677,316 (a)
2,084,843
Iron - Steel 1.2%
830,000	Champion Iron Canada, Inc., 7.88%, due 7/15/2032	870,193 (a)
Cleveland-Cliffs, Inc.
865,000	6.88%, due 11/1/2029	888,272 (a)
845,000	7.50%, due 9/15/2031	884,571 (a)
875,000	7.00%, due 3/15/2032	894,681 (a)
3,100,000	Mineral Resources Ltd., 7.00%, due 4/1/2031	3,209,290 (a)
6,747,007
Leisure Time 2.0%
3,335,000	Carnival Corp., 6.13%, due 2/15/2033	3,438,951 (a)
1,390,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	1,415,677 (a)
NCL Corp. Ltd.
1,050,000	5.88%, due 1/15/2031	1,049,503 (a)
1,560,000	6.75%, due 2/1/2032	1,602,995 (a)
630,000	6.25%, due 9/15/2033	637,194 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Leisure Time – cont'd
$2,825,000	Viking Cruises Ltd., 5.88%, due 10/15/2033	$2,871,801 (a)
11,016,121
Lodging 0.2%
845,000	Travel & Leisure Co., 6.13%, due 9/1/2033	854,216 (a)
Machinery - Construction & Mining 0.8%
1,797,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	1,888,557 (a)
Terex Corp.
1,145,000	5.00%, due 5/15/2029	1,123,742 (a)
1,480,000	6.25%, due 10/15/2032	1,501,007 (a)
4,513,306
Machinery - Diversified 0.3%
1,530,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,565,635 (a)
Media 3.8%
280,000	Cable One, Inc., 4.00%, due 11/15/2030	221,203 (a)
CCO Holdings LLC/CCO Holdings Capital Corp.
1,945,000	5.00%, due 2/1/2028	1,925,479 (a)
1,175,000	6.38%, due 9/1/2029	1,184,247 (a)
1,165,000	4.75%, due 3/1/2030	1,107,758 (a)
1,725,000	4.25%, due 2/1/2031	1,561,329 (a)
585,000	7.38%, due 3/1/2031	593,798 (a)
220,000	4.75%, due 2/1/2032	199,170 (a)
1,325,000	4.50%, due 5/1/2032	1,178,468
785,000	4.50%, due 6/1/2033	680,592 (a)
895,000	4.25%, due 1/15/2034	751,553 (a)
CSC Holdings LLC
960,000	5.50%, due 4/15/2027	890,769 (a)
865,000	5.38%, due 2/1/2028	717,321 (a)
1,090,000	7.50%, due 4/1/2028	731,728 (a)
890,000	11.25%, due 5/15/2028	780,871 (a)
1,485,000	11.75%, due 1/31/2029	1,173,091 (a)
570,000	6.50%, due 2/1/2029	392,035 (a)
1,455,000	5.75%, due 1/15/2030	545,241 (a)
415,000	4.50%, due 11/15/2031	254,210 (a)
665,000	Discovery Communications LLC, 4.13%, due 5/15/2029	643,294
DISH DBS Corp.
900,000	7.38%, due 7/1/2028	840,978
1,050,000	5.75%, due 12/1/2028	1,008,911 (a)
765,000	5.13%, due 6/1/2029	660,407
McGraw-Hill Education, Inc.
285,000	8.00%, due 8/1/2029	287,269 (a)
825,000	7.38%, due 9/1/2031	846,655 (a)
1,680,000	Midcontinent Communications, 8.00%, due 8/15/2032	1,711,233 (a)
545,000	Sirius XM Radio LLC, 5.50%, due 7/1/2029	545,763 (a)
21,433,373
Mining 2.3%
1,925,000	Capstone Copper Corp., 6.75%, due 3/31/2033	1,991,903 (a)
1,545,000	Century Aluminum Co., 6.88%, due 8/1/2032	1,588,379 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Mining – cont'd
First Quantum Minerals Ltd.
$1,080,000	8.00%, due 3/1/2033	$1,147,806 (a)
870,000	7.25%, due 2/15/2034	903,504 (a)
1,125,000	Fortescue Treasury Pty. Ltd., 6.13%, due 4/15/2032	1,173,914 (a)
1,915,000	Kaiser Aluminum Corp., 5.88%, due 3/1/2034	1,907,999 (a)(d)
Novelis Corp.
1,035,000	4.75%, due 1/30/2030	1,000,409 (a)
1,755,000	6.88%, due 1/30/2030	1,821,764 (a)
1,545,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	1,633,470 (a)
13,169,148
Miscellaneous Manufacturer 1.0%
2,390,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	2,473,495 (a)
1,730,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,794,706 (a)(c)
1,170,000	Enpro, Inc., 6.13%, due 6/1/2033	1,196,870 (a)
5,465,071
Oil & Gas 5.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,330,000	5.88%, due 6/30/2029	1,326,102 (a)
985,000	6.63%, due 10/15/2032	1,004,500 (a)
400,000	6.63%, due 7/15/2033	407,151 (a)
1,635,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	1,637,488 (a)
555,000	California Resources Corp., 7.00%, due 1/15/2034	552,530 (a)
1,930,000	Caturus Energy LLC, 8.50%, due 2/15/2030	1,967,330 (a)
Civitas Resources, Inc.
990,000	8.38%, due 7/1/2028	1,022,902 (a)
595,000	8.63%, due 11/1/2030	615,137 (a)
665,000	9.63%, due 6/15/2033	713,438 (a)
Comstock Resources, Inc.
765,000	6.75%, due 3/1/2029	758,375 (a)
2,525,000	5.88%, due 1/15/2030	2,403,065 (a)
Crescent Energy Finance LLC
525,000	7.63%, due 4/1/2032	509,010 (a)
770,000	7.38%, due 1/15/2033	727,252 (a)
685,000	8.38%, due 1/15/2034	669,978 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
495,000	6.25%, due 11/1/2028	495,832 (a)
492,000	5.75%, due 2/1/2029	482,803 (a)
1,210,000	6.00%, due 4/15/2030	1,179,943 (a)
478,000	6.00%, due 2/1/2031	452,580 (a)
330,000	8.38%, due 11/1/2033	341,368 (a)
785,000	7.25%, due 2/15/2035	756,174 (a)
Matador Resources Co.
1,035,000	6.50%, due 4/15/2032	1,044,538 (a)
370,000	6.25%, due 4/15/2033	369,453 (a)
1,035,000	Noble Finance II LLC, 8.00%, due 4/15/2030	1,074,167 (a)
1,080,000	Northern Oil & Gas, Inc., 7.88%, due 10/15/2033	1,051,923 (a)
Permian Resources Operating LLC
1,565,000	7.00%, due 1/15/2032	1,623,614 (a)
1,295,000	6.25%, due 2/1/2033	1,317,573 (a)
730,000	SM Energy Co., 7.00%, due 8/1/2032	714,134 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Oil & Gas – cont'd
$2,025,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	$1,963,118 (a)
Transocean International Ltd.
845,000	8.25%, due 5/15/2029	849,947 (a)
845,000	8.50%, due 5/15/2031	838,928 (a)
1,065,000	7.88%, due 10/15/2032	1,096,789 (a)
29,967,142
Oil & Gas Services 1.9%
1,260,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	1,294,955 (a)
Kodiak Gas Services LLC
1,250,000	6.50%, due 10/1/2033	1,280,922 (a)
1,245,000	6.75%, due 10/1/2035	1,282,120 (a)
2,425,000	Star Holding LLC, 8.75%, due 8/1/2031	2,343,866 (a)
USA Compression Partners LP/USA Compression Finance Corp.
1,380,000	7.13%, due 3/15/2029	1,425,319 (a)
995,000	6.25%, due 10/1/2033	998,820 (a)
WBI Operating LLC
1,200,000	6.25%, due 10/15/2030	1,198,860 (a)
875,000	6.50%, due 10/15/2033	874,886 (a)
10,699,748
Packaging & Containers 2.9%
2,490,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 9/1/2029	2,321,452 (a)
Clydesdale Acquisition Holdings, Inc.
430,000	6.88%, due 1/15/2030	434,294 (a)
320,000	8.75%, due 4/15/2030	320,654 (a)
555,000	6.75%, due 4/15/2032	556,886 (a)
1,200,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	1,194,361 (a)
Mauser Packaging Solutions Holding Co.
1,380,000	7.88%, due 4/15/2027	1,383,625 (a)
3,065,000	9.25%, due 4/15/2027	3,026,413 (a)
1,535,000	Sealed Air Corp., 6.50%, due 7/15/2032	1,588,418 (a)
1,080,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	1,133,701 (a)
625,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	585,990 (a)
1,300,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,387,598 (a)
Trivium Packaging Finance BV
1,020,000	8.25%, due 7/15/2030	1,056,694 (a)
1,265,000	12.25%, due 1/15/2031	1,319,784 (a)
16,309,870
Pharmaceuticals 1.4%
2,850,000	1261229 BC Ltd., 10.00%, due 4/15/2032	2,979,132 (a)
520,000	AdaptHealth LLC, 6.13%, due 8/1/2028	519,814 (a)
140,000	Bausch Health Americas, Inc., 8.50%, due 1/31/2027	139,388 (a)
Bausch Health Cos., Inc.
1,045,000	5.00%, due 1/30/2028	915,033 (a)
1,795,000	4.88%, due 6/1/2028	1,633,450 (a)
25,000	11.00%, due 9/30/2028	26,206 (a)
620,000	5.00%, due 2/15/2029	482,562 (a)
345,000	5.25%, due 1/30/2030	248,450 (a)
395,000	5.25%, due 2/15/2031	266,155 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Pharmaceuticals – cont'd
$820,000	Grifols SA, 4.75%, due 10/15/2028	$792,892 (a)
8,003,082
Pipelines 7.4%
2,190,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	2,267,270 (a)
1,765,000	Buckeye Partners LP, 6.75%, due 2/1/2030	1,842,097 (a)
765,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, due 12/15/2033	827,696 (a)
Energy Transfer LP
315,000	8.00%, due 5/15/2054	336,268 (e)
165,000	7.13%, due 10/1/2054	170,526 (e)
775,000	6.50%, due 2/15/2056	767,981 (e)
595,000	6.75%, due 2/15/2056	596,843 (e)
2,270,000	Excelerate Energy LP, 8.00%, due 5/15/2030	2,396,634 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
1,415,000	8.25%, due 1/15/2029	1,478,387
822,000	7.88%, due 5/15/2032	846,650
610,000	8.00%, due 5/15/2033	630,014
1,960,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	1,987,755 (a)
1,865,000	Golar LNG Ltd., 7.50%, due 10/2/2030	1,843,597 (a)
2,230,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	2,254,430 (a)
Howard Midstream Energy Partners LLC
2,090,000	7.38%, due 7/15/2032	2,190,034 (a)
530,000	6.63%, due 1/15/2034	546,173 (a)
1,300,000	ITT Holdings LLC, 6.50%, due 8/1/2029	1,259,144 (a)
470,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	473,513 (a)
1,885,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	1,929,663 (a)
605,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	616,534 (a)
Rockies Express Pipeline LLC
1,080,000	6.75%, due 3/15/2033	1,130,373 (a)
570,000	7.50%, due 7/15/2038	618,146 (a)
980,000	6.88%, due 4/15/2040	1,010,427 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
775,000	7.38%, due 2/15/2029	797,859 (a)
460,000	6.00%, due 12/31/2030	456,487 (a)
165,000	6.00%, due 9/1/2031	162,219 (a)
1,570,000	6.75%, due 3/15/2034	1,557,927 (a)
1,145,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	1,197,842 (a)
Venture Global LNG, Inc.
1,215,000	8.13%, due 6/1/2028	1,251,602 (a)
1,305,000	9.50%, due 2/1/2029	1,404,523 (a)
760,000	7.00%, due 1/15/2030	769,105 (a)
920,000	8.38%, due 6/1/2031	944,505 (a)
1,065,000	9.88%, due 2/1/2032	1,137,582 (a)
Venture Global Plaquemines LNG LLC
872,000	7.50%, due 5/1/2033	958,937 (a)
865,000	6.50%, due 1/15/2034	906,047 (a)
873,000	7.75%, due 5/1/2035	985,104 (a)
870,000	6.75%, due 1/15/2036	921,426 (a)
41,471,320
Real Estate 0.1%
540,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	570,997 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Real Estate Investment Trusts 3.6%
$1,185,000	Arbor Realty SR, Inc., 7.88%, due 7/15/2030	$1,205,820 (a)
1,680,000	Blackstone Mortgage Trust, Inc., 7.75%, due 12/1/2029	1,770,429 (a)
Brandywine Operating Partnership LP
1,135,000	8.88%, due 4/12/2029	1,232,956
480,000	6.13%, due 1/15/2031	482,102
1,315,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	1,318,432 (a)
1,655,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	1,623,122 (a)
85,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 7/15/2031	89,279 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
1,240,000	5.88%, due 10/1/2028	1,238,892 (a)
1,140,000	7.00%, due 2/1/2030	1,167,440 (a)
995,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	1,004,500 (a)
1,030,000	RHP Hotel Properties LP/RHP Finance Corp., 6.50%, due 6/15/2033	1,063,081 (a)
685,000	Rithm Capital Corp., 8.00%, due 7/15/2030	694,369 (a)
1,795,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,695,062 (a)
955,000	Service Properties Trust, 8.63%, due 11/15/2031	1,007,369 (a)
Starwood Property Trust, Inc.
920,000	5.25%, due 10/15/2028	923,333 (a)
300,000	7.25%, due 4/1/2029	315,964 (a)
1,470,000	6.50%, due 7/1/2030	1,528,879 (a)
915,000	6.50%, due 10/15/2030	951,991 (a)
1,130,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	1,057,596 (a)
20,370,616
Retail 3.1%
Bath & Body Works, Inc.
1,180,000	6.63%, due 10/1/2030	1,212,848 (a)
420,000	6.95%, due 3/1/2033	434,870
460,000	6.88%, due 11/1/2035	480,927
1,930,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	2,056,963 (a)
975,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	994,509 (a)
1,175,000	LCM Investments Holdings II LLC, 8.25%, due 8/1/2031	1,236,262 (a)
Michaels Cos., Inc.
670,000	5.25%, due 5/1/2028	625,633 (a)
760,000	7.88%, due 5/1/2029	666,900 (a)
1,710,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,743,511 (a)
PetSmart LLC/PetSmart Finance Corp.
1,540,000	7.50%, due 9/15/2032	1,536,073 (a)
895,000	10.00%, due 9/15/2033	898,787 (a)
2,585,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	2,676,129 (a)
1,600,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	1,600,015 (a)
1,225,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	1,239,152 (a)(d)
17,402,579
Semiconductors 0.4%
2,215,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	2,253,277 (a)
Software 2.6%
2,325,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	2,276,090 (a)
2,085,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	2,127,205 (a)
Cloud Software Group, Inc.
2,255,000	6.50%, due 3/31/2029	2,272,021 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Software – cont'd
$1,310,000	9.00%, due 9/30/2029	$1,354,985 (a)
955,000	8.25%, due 6/30/2032	1,003,527 (a)
530,000	6.63%, due 8/15/2033	531,214 (a)
885,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	895,679 (a)
1,180,000	Fair Isaac Corp., 6.00%, due 5/15/2033	1,201,117 (a)
709,825	Rackspace Finance LLC, 3.50%, due 5/15/2028	276,832 (a)
2,650,000	UKG, Inc., 6.88%, due 2/1/2031	2,727,799 (a)
14,666,469
Telecommunications 5.1%
Altice Financing SA
400,000	5.00%, due 1/15/2028	298,124 (a)
685,000	5.75%, due 8/15/2029	498,351 (a)
Altice France SA
523,668	9.50%, due 11/1/2029	533,550 (a)
1,162,851	6.88%, due 10/15/2030	1,137,230 (a)
1,016,532	6.88%, due 7/15/2032	975,966 (a)
Bell Telephone Co. of Canada or Bell Canada
410,000	6.88%, due 9/15/2055	427,876 (e)
1,610,000	7.00%, due 9/15/2055	1,692,178 (e)
1,955,000	CommScope LLC, 9.50%, due 12/15/2031	1,991,385 (a)
EchoStar Corp.
2,315,000	10.75%, due 11/30/2029	2,548,524
1,534,264	6.75% Cash/6.75% PIK, due 11/30/2030	1,583,222 (c)
Fibercop SpA
1,004,000	6.38%, due 11/15/2033	990,707 (a)
430,000	6.00%, due 9/30/2034	404,977 (a)
979,000	7.20%, due 7/18/2036	989,270 (a)
239,000	7.72%, due 6/4/2038	241,963 (a)
Iliad Holding SAS
815,000	7.00%, due 10/15/2028	827,144 (a)
560,000	7.00%, due 4/15/2032	573,088 (a)
Level 3 Financing, Inc.
555,000	4.88%, due 6/15/2029	530,719 (a)
455,000	3.75%, due 7/15/2029	401,538 (a)
755,000	4.50%, due 4/1/2030	697,431 (a)
675,000	6.88%, due 6/30/2033	691,394 (a)
2,115,000	7.00%, due 3/31/2034	2,172,957 (a)
450,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	416,250 (a)
Rogers Communications, Inc.
470,000	7.00%, due 4/15/2055	491,413 (e)
1,780,000	7.13%, due 4/15/2055	1,905,162 (e)
560,000	SoftBank Group Corp., 7.25%, due 7/10/2032	582,679 (g)
900,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	832,946 (a)
1,130,000	Windstream Services LLC, 7.50%, due 10/15/2033	1,127,955 (a)
1,695,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	1,730,842 (a)
1,637,161	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	1,556,678 (a)
28,851,519
Transportation 0.5%
2,725,000	XPO, Inc., 7.13%, due 2/1/2032	2,865,610 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Principal Amount		Value

Trucking & Leasing 0.3%
	FTAI Aviation Investors LLC
$300,000	7.88%, due 12/1/2030	$318,822 (a)
1,345,000	7.00%, due 5/1/2031	1,409,495 (a)
55,000	7.00%, due 6/15/2032	57,605 (a)
		1,785,922
Total Corporate Bonds (Cost $520,245,876)		532,402,753

Loan Assignments(b) 1.5%
Capital Markets 0.1%
750,606	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%, 3 mo. USD Term SOFR + 3.75%), 3.75% – 5.84%, due 7/31/2030	676,018 (h)
Commercial Services & Supplies 0.2%
1,057,567	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.95%, due 2/23/2029	975,934
Health Care Providers & Services 0.7%
1,180,000	Aveanna Healthcare LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.71%, due 9/17/2032	1,182,277
	National Mentor Holdings, Inc.
932,136	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 7.81% – 7.85%, due 3/2/2028	903,128 (h)
27,219	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 7.85%, due 3/2/2028	26,372
1,871,690	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.00%, due 9/27/2030	1,874,198
		3,985,975
Hotels, Restaurants & Leisure 0.2%
1,245,000	Catawba Nation Gaming Authority, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 8.71%, due 3/29/2032	1,270,684
IT Services 0.1%
772,106	Rackspace Finance LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.41%, due 5/15/2028	782,723
Machinery 0.1%
628,762	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.26%, due 5/21/2029	628,762
Media 0.1%
368,388	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.03%, due 4/11/2029	355,402

Total Loan Assignments (Cost $8,585,094)		8,675,498

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

Number of Shares		Value

Common Stocks 0.1%
Diversified Telecommunication Services 0.1%
15,890	Luxco Co. Ltd. (Cost $340,495)	$263,897 *
Short-Term Investments 2.8%
Investment Companies 2.8%
15,857,544	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.01%(i) (Cost $15,857,544)	15,857,544
Total Investments 100.0% (Cost $550,430,459)		562,629,868
Other Assets Less Liabilities 0.0%‡		147,109
Net Assets 100.0%		$562,776,977

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2025, these securities amounted to $495,003,323, which represents 88.0% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2025 and changes periodically.
(c)	Payment-in-kind (PIK) security.
(d)	When-issued security. Total value of all such securities at October 31, 2025 amounted to $7,819,658, which represents 1.4% of net assets of the Fund.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at October 31, 2025 amounted to $582,679, which represents 0.1% of net assets of the
Fund.

(h)	The stated interest rates represent the range of rates at October 31, 2025 of the underlying contracts within the Loan Assignment.
(i)	Represents 7-day effective yield as of October 31, 2025.

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$479,921,618	85.3%
Canada	19,881,998	3.5%
France	6,561,350	1.2%
Cayman Islands	5,305,012	0.9%
United Kingdom	4,898,946	0.9%
Germany	4,607,269	0.8%
Australia	4,383,204	0.8%
Luxembourg	4,321,363	0.8%
Japan	2,638,738	0.5%
Italy	2,626,917	0.5%
Netherlands	2,376,478	0.4%
Zambia	2,051,310	0.4%
Cameroon, Republic of	1,843,597	0.3%
Switzerland	1,641,863	0.3%
Finland	1,497,385	0.3%
Bermuda	1,422,384	0.2%
Spain	792,892	0.1%
Short-Term Investments and Other Assets—Net	16,004,653	2.8%
	$562,776,977	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities#	$—	$5,430,176	$—	$5,430,176
Corporate Bonds#	—	532,402,753	—	532,402,753
Loan Assignments#	—	8,675,498	—	8,675,498
Common Stocks#	—	263,897	—	263,897
Short-Term Investments	—	15,857,544	—	15,857,544
Total Investments	$—	$562,629,868	$—	$562,629,868

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^
October 31, 2025

Principal Amount		Value
Municipal Notes 100.2%
Alabama 6.1%
$200,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 12/1/2026	$201,745
	Energy Southeast A Cooperative District Revenue
1,000,000	Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,098,125
1,000,000	Series 2025-A, 5.00%, due 11/1/2035	1,076,720
	Southeast Energy Authority A Cooperative District Revenue
500,000	Series 2025-A, 5.00%, due 1/1/2056 Putable 6/1/2035	535,257
1,000,000	Series 2025-B, 5.25%, due 3/1/2055 Putable 1/1/2033	1,077,026
		3,988,873
American Samoa 1.2%
750,000	American Samoa Economic Development Authority General Revenue, Series 2021-A, 5.00%, due 9/1/2038	764,073 (a)
Arizona 3.1%
500,000	Maricopa County Industrial Development Authority Education Revenue Refunding (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	500,890 (a)
100,000	Navajo Nation Revenue Refunding, Series 2015-A, 5.00%, due 12/1/2025	100,060 (a)
500,000	Phoenix Industrial Development Authority Education Revenue Refunding (Great Hearts Academies), Series 2016-A, 5.00%, due 7/1/2046	492,538
500,000	Pima County Industrial Development Authority Education Revenue Refunding (American Leadership Academy Project), Series 2015, 5.38%, due 6/15/2035	500,338 (a)
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	451,585 (a)
		2,045,411
California 8.3%
675,000	California Community Choice Financing Authority Revenue (Clean Energy), Series 2024-B, 5.00%, due 1/1/2055 Putable 12/1/2032	716,887
65,000	California County Tobacco Securitization Agency Revenue Refunding, Series 2020-B-1, 5.00%, due 6/1/2049	64,971
901,111	California Housing Finance Agency Municipal Certificate, Series 2019-A, 4.25%, due 1/15/2035	933,822
250,000	California Municipal Finance Authority Charter School Lease Revenue (Santa Rosa Academy Project), Series 2015, 5.13%, due 7/1/2035	250,045 (a)
400,000	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project), Series 2019-A, 5.00%, due 10/1/2049	365,154 (a)
500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	500,450 (a)
400,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	400,301 (a)
245,111	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	2 (a)(b)
500,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.75%, due 6/1/2036	300,000 (a)(b)
600,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	589,221 (a)
400,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	401,290 (a)
500,000	Chino Valley Unified School District General Obligation, Series 2020-B, (AG), 3.38%, due 8/1/2050	415,647
500,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2025-A, (BAM), 5.00%, due 7/1/2053	524,192
		5,461,982

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)

Principal Amount		Value
Colorado 3.3%
$113,000	Crystal Crossing Metropolitan District Refunding General Obligation, Series 2016, 4.50%, due 12/1/2026	$113,027
	Park Creek Metropolitan District Refunding Tax Allocation Revenue (Senior Ltd. Property Tax Supported)
250,000	Series 2015-A, 5.00%, due 12/1/2034 Pre-Refunded 12/1/2025	250,398
175,000	Series 2015-A, 5.00%, due 12/1/2035 Pre-Refunded 12/1/2025	175,279
500,000	Series 2015-A, 5.00%, due 12/1/2045 Pre-Refunded 12/1/2025	500,797
166,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	169,465 (a)
495,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	470,504 (a)
500,000	Vail Home Partners Corp. Revenue, Series 2025, 6.00%, due 10/1/2064	510,931 (a)
		2,190,401
Connecticut 0.8%
500,000	Stamford Housing Authority Revenue Refunding, Series 2025-D, 6.25%, due 10/1/2060	500,228
District of Columbia 2.9%
1,925,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2020-DBE-8070, 3.62%, due 8/1/2040	1,925,000 (a)(c)
Florida 4.7%
200,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	4,500 (a)(b)
500,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	423,787 (a)
650,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	645,011
500,000	Lee County Airport Revenue, Series 2024, 5.25%, due 10/1/2054	515,297
940,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	766,986
500,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	476,112 (a)
250,000	Village Community Development District No. 16 Special Assessment Revenue, Series 2025, 5.13%, due 5/1/2056	249,785 (d)
		3,081,478
Georgia 5.0%
300,000	Atlanta Development Authority Revenue (Westside Gulch Area Project), Series 2024-A, 5.50%, due 4/1/2039	308,213 (a)
200,000	Development Authority Of Floyd County Revenue Refunding (Georgia Power Co. Plant Hammond Project), Series 1996, 4.00%, due 9/1/2026	200,000 (c)
965,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2025-A, 5.00%, due 6/1/2055 Putable 6/1/2032	1,056,894
700,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	718,018
1,000,000	Savannah Georgia Convention Center Authority Revenue (Convention Center Hotel-Second Tier), Series 2025-B, 6.25%, due 6/1/2061	1,003,871 (a)
		3,286,996
Hawaii 0.4%
250,000	Hawaii State Department of Budget & Finance Special Purpose Revenue Refunding, Series 2015-A, 5.00%, due 1/1/2035	239,507 (a)
Illinois 2.7%
200,000	Chicago O'Hare International Airport Special Facility Revenue (Trips Obligated Group), Series 2018, 5.00%, due 7/1/2048	200,005

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)

Principal Amount		Value
Illinois – cont'd
$400,000	Illinois Finance Authority Charter School Revenue (Intrinsic School-Belmont School Project), Series 2015-A, 5.75%, due 12/1/2035	$400,254 (a)
750,000	Illinois Finance Authority Revenue (CenterPoint Joliet Terminal Railroad Project), Series 2010, 4.80%, due 12/1/2043 Putable 7/2/2035	774,996 (a)
425,000	Illinois Finance Authority Revenue Refunding (Rosalind Franklin University of Medicine & Science), Series 2017-A, 5.00%, due 8/1/2047	420,944
		1,796,199
Indiana 2.0%
650,000	Indiana State Finance Authority Revenue Refunding (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	564,079
750,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	783,855
		1,347,934
Kansas 0.8%
500,000	Garden City Revenue (Sports Of The World Bond Project), Series 2025, 5.38%, due 6/1/2039	504,805 (a)
Kentucky 2.6%
405,000	Kentucky Economic Development Finance Authority (Senior Next Generation Information Highway Project), Series 2015-A, 4.00%, due 7/1/2029	405,133
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	502,209
900,000	Kentucky Municipal Power Agency Power System Revenue Refunding (Prairie Saint Project), Series 2019-A, 4.00%, due 9/1/2045	791,361
		1,698,703
Louisiana 0.9%
248,821	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	224,320 (a)
400,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	398,502 (a)
		622,822
Maine 0.8%
500,000	Maine State Finance Authority Revenue (TimberHP Madison LLC), Series 2025, 8.50%, due 6/1/2035	500,000 #(e)(f)
Maryland 0.6%
	Baltimore Special Obligation Revenue Refunding Senior Lien (Harbor Point Project)
250,000	Series 2019-A, 3.63%, due 6/1/2046	210,662 (a)
200,000	Series 2022, 5.00%, due 6/1/2051	200,288
		410,950
Massachusetts 0.8%
100,000	Massachusetts Development Finance Agency Revenue (Care Communities LLC Obligated), Series 2025-A, 6.50%, due 7/15/2060	99,957 (a)
	Massachusetts State Education Financing Authority Revenue
85,000	Series 2023-B, 4.25%, due 7/1/2044	85,532
350,000	Series 2023-C, 5.00%, due 7/1/2053	346,691
		532,180
Minnesota 1.1%
500,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project), Series 2015-A, 5.25%, due 7/1/2050	426,149

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)

Principal Amount		Value
Minnesota – cont'd
$300,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Twin Cities Academy Project), Series 2015-A, 5.00%, due 7/1/2035	$300,023
		726,172
Mississippi 1.8%
	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project)
355,000	Series 2010-K, 3.90%, due 11/1/2035	355,000 (c)
500,000	Series 2011-A, 3.90%, due 11/1/2035	500,000 (c)
100,000	Series 2011-C, 3.90%, due 11/1/2035	100,000 (c)
235,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	222,231 (a)
		1,177,231
Missouri 0.2%
100,000	Missouri State Health & Educational Facilities Authority Revenue Refunding (St. Louis University), (LOC: Barclays Bank PLC), Series 2008-B-1, 3.80%, due 10/1/2035	100,000 (c)
Montana 1.0%
1,000,000	Gallatin County Industrial Development Revenue (Bozeman Fiber Project), Series 2021-A, 4.00%, due 10/15/2051	663,125 (a)
Nevada 0.7%
500,000	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy), Series 2015-A, 5.13%, due 12/15/2045	477,345 (a)
New Hampshire 0.9%
750,000	New Hampshire Business Finance Authority Revenue Refunding (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	621,665 (a)
New Jersey 4.6%
1,250,000	New Jersey Economic Development Authority Revenue (Repauno Port & Rail Terminal Project), Series 2025, 6.38%, due 1/1/2035	1,298,340 (a)
600,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2025-AA, 5.00%, due 6/15/2055	621,927
1,000,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue Refunding, Series 2024-AA, 5.25%, due 6/15/2041	1,120,585
		3,040,852
New York 7.1%
250,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 3.85%, due 1/1/2034	250,000 (c)
300,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds), Series 2008, 3.90%, due 6/15/2039	300,000 (c)
	New York General Obligation
700,000	(LOC: TD Bank N.A.), Series 2018-E-5, 4.00%, due 3/1/2048	700,000 (c)
200,000	(LOC: TD Bank N.A.), Series 2025-G-3, 4.00%, due 2/1/2055	200,000 (c)
500,000	New York State Thruway Authority Revenue, Series 2025-B, 5.00%, due 3/15/2056	523,292
325,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2018, 5.00%, due 1/1/2028	336,849
200,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc., John F. Kennedy International Airport Project), Series 2021, 3.00%, due 8/1/2031	189,274
200,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	215,303 (a)
1,000,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Thirty Eight), Series 2023-238, 5.00%, due 7/15/2036	1,097,553
420,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	420,250

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)

Principal Amount		Value
New York – cont'd
$420,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2039	$421,335
		4,653,856
Ohio 3.9%
450,000	Akron Bath Copley Joint Township Hospital District Revenue Refunding (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2035 Pre-Refunded 11/15/2030	475,687
1,250,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Series 2020-B-2, 5.00%, due 6/1/2055	1,047,549
710,000	Cleveland-Cuyahoga County Port Authority Tax Increment Finance Revenue Refunding (Senior-Flats East Bank Project), Series 2021-A, 4.00%, due 12/1/2055	571,243 (a)
500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	459,411 (a)
		2,553,890
Oregon 0.6%
500,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	384,721
Pennsylvania 2.9%
750,000	Pennsylvania Economic Development Financing Authority Revenue (Bridges Finco LP), Series 2016, 5.00%, due 12/31/2038	753,196
500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	504,481
400,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	80,000 (a)(b)
500,000	Philadelphia General Obligation, Series 2025-A, 5.00%, due 8/1/2040	560,015
		1,897,692
Puerto Rico 1.8%
	Puerto Rico Commonwealth General Obligation (Restructured)
74,376	Series 2021-A, 0.00%, due 7/1/2033	53,651
63,784	Series 2021-A1, 5.63%, due 7/1/2027	65,576
62,750	Series 2021-A1, 5.63%, due 7/1/2029	67,013
60,948	Series 2021-A1, 5.75%, due 7/1/2031	67,580
57,794	Series 2021-A1, 4.00%, due 7/1/2033	57,134
51,950	Series 2021-A1, 4.00%, due 7/1/2035	51,030
44,586	Series 2021-A1, 4.00%, due 7/1/2037	42,666
60,620	Series 2021-A1, 4.00%, due 7/1/2041	55,633
813,045	Series 2021-A1, 4.00%, due 7/1/2046	717,613
		1,177,896
South Carolina 1.0%
500,000	Lancaster County Assessment Revenue Refunding (Walnut Creek Improvement District), Series 2016-A-1, 5.00%, due 12/1/2031	500,247
150,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	152,226
300,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	33,000 (a)(b)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	500 #(b)
		685,973
Tennessee 2.1%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	426,051

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)

Principal Amount		Value
Tennessee – cont'd
$1,000,000	Shelby County Health & Educational Facilities Board Revenue (Madrone Memphis Student Housing I LLC), Series 2024-A1, 5.25%, due 6/1/2056	$951,111 (a)
		1,377,162
Texas 9.4%
750,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	743,130
95,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-A, 4.75%, due 5/1/2038	95,025
495,000	Harris County Municipal Utility District No. 489 General Obligation, Series 2023, (AG), 4.00%, due 9/1/2036	497,873
	Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Refunding
755,000	Series 2022-B, 4.00%, due 12/1/2039	706,118
1,000,000	Series 2022-B, 4.00%, due 12/1/2040	921,209
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy), Series 2019-A, 5.00%, due 8/15/2049	453,099 (a)
1,000,000	New Hope Cultural Education Facilities Finance Corp. Revenue Refunding (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.38%, due 1/1/2060	974,436 (d)
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	250,000 (b)
500,000	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue (NCCD-College Station Properties LLC), Series 2015-A, 5.00%, due 7/1/2047	470,454 (b)
300,000	Port of Beaumont Navigation District Revenue (Jefferson Gulf Coast Energy Project), Series 2024-A, 5.25%, due 1/1/2054	288,153 (a)
300,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Health Care System Project), (LOC: TD Bank N.A.), Series 2011-C, 3.00%, due 11/15/2050	300,000 (c)
500,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Methodist Hospitals of Dallas), (LOC: TD Bank N.A.), Series 2008-A, 3.90%, due 10/1/2041	500,000 (c)
		6,199,497
Utah 2.0%
	Utah Infrastructure Agency Telecommunication Revenue
600,000	Series 2019-A, 4.00%, due 10/15/2036	590,428
1,000,000	Series 2021-A, 3.00%, due 10/15/2045	731,034
		1,321,462
Vermont 1.0%
500,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	507,469 (a)
165,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2028	165,115
		672,584
West Virginia 3.3%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,630,079
500,000	Series 2023-B, (AG), 5.38%, due 9/1/2053	529,791
		2,159,870
Wisconsin 7.8%
300,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	300,056 (a)
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	414,659 (a)
2,000,000	Public Finance Authority Revenue (Georgia Sr. 400 Express Lanes Project), Series 2025, 5.75%, due 12/31/2065	2,071,491

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)

Principal Amount		Value
Wisconsin – cont'd
$359,235	Public Finance Authority Revenue (Goodwill Industries of Southern Nevada Project), Series 2015-A, 5.50%, due 12/1/2038	$343,410
455,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	455,083 (a)
	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project)
500,000	Series 2021, 4.00%, due 7/1/2041	454,538
500,000	Series 2021, 4.25%, due 7/1/2054	415,098
200,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	182,463 (a)
500,000	Wisconsin Health & Educational Facilities Authority Revenue (Chiara Housing & Services, Inc. Project), Series 2024, 6.00%, due 7/1/2060	504,242
		5,141,040

Total Municipal Notes (Cost $68,901,520)		65,929,575
Number of Shares
Common Stocks 0.0%‡
Materials 0.0%‡
16,031	TimberHP, Inc. (Cost $0)	0 #(e)(f)
Total Investments 100.2% (Cost $68,901,520)		65,929,575
Liabilities Less Other Assets (0.2)%		(110,786)
Net Assets 100.0%		$65,818,789

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2025, these securities amounted to $21,462,551, which represents 32.6% of net assets of the Fund.

(b)	Defaulted security.
(c)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at October 31, 2025.

(d)	When-issued security. Total value of all such securities at October 31, 2025 amounted to $1,224,221, which represents 1.9% of net assets of the Fund.
(e)	Value determined using significant unobservable inputs.
(f)
Security fair valued as of October 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2025 amounted to $500,000, which represents
0.8% of net assets of the Fund.

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)

#
This security is subject to restrictions on resale. Total value of all such securities at October 31, 2025 amounted to $500,500, which represents 0.8% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 10/31/2025	Fair Value Percentage of Net Assets as of 10/31/2025
Maine State Finance Authority Revenue (TimberHP Madison LLC)	6/20/2025	$253,152	$500,000	0.8%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-06/25/2020	483,268	500	0.0%
TimberHP, Inc.	6/23/2025	—	—	0.0%
Total		$736,420	$500,500	0.8%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
Maine	$—	$—	$500,000	$500,000
Other Municipal Notes#	—	65,429,575	—	65,429,575
Total Municipal Notes	—	65,429,575	500,000	65,929,575
Common Stocks#	—	—	—	—
Total Investments	$—	$65,429,575	$500,000	$65,929,575

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 10/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 10/31/2025
Investments in Securities:
Loan Assignments(1)	$7	$—	$(65)	$64	$—	$(6)	$—	$—	$—	$—
Municipal Notes(2)(3)	65	3	(165)	410	250	(22)	—	(41)	500	247
Common Stocks(4)	—	—	—	—	—	—	—	—	—	—
Total	$72	$3	$(230)	$474	$250	$(28)	$—	$(41)	$500	$247
(1) At the beginning of the period, these investments were valued in accordance with the procedures approved by the valuation designee.
(2) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(3) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 10/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$500,000	Market Approach	Discount rate	8.3%	8.3%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(4) At October 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^
October 31, 2025

Principal Amount		Value
Municipal Notes 98.9%
Alabama 4.8%
$1,000,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	$1,098,124
565,000	Fort Payne City General Obligation (School Warrants), Series 2018-B, (AG), 5.00%, due 5/1/2027	583,616
1,300,000	Gadsden General Obligation, Series 2025-A, (BAM), 5.00%, due 10/1/2050	1,347,360
750,000	Southeast Energy Authority A Cooperative District Revenue, Series 2025-D, 5.00%, due 9/1/2035	830,852
		3,859,952
Arizona 0.6%
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	451,585 (a)
Arkansas 1.1%
550,000	Benton Washington Regional Public Water Authority Revenue Green Bond, Series 2022, (BAM), 4.00%, due 10/1/2033	571,968
315,000	Russellville Water & Sewer Revenue, Series 2018, (AG), 4.00%, due 7/1/2028	315,343
		887,311
District of Columbia 1.5%
400,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2020-DBE-8070, 3.62%, due 8/1/2040	400,000 (a)(b)
775,000	District of Columbia Revenue Refunding (Gallaudet University), Series 2021-A, 5.00%, due 4/1/2051	794,180
		1,194,180
Florida 1.4%
1,000,000	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project), Series 2021, (BAM), 5.00%, due 10/1/2034	1,106,877
Georgia 6.1%
520,000	Gainesville & Hall County Hospital Authority Revenue (Northeast Georgia Health System, Inc.), Series 2024, 5.00%, due 10/15/2030	575,117
	Main Street Natural Gas, Inc. Gas Supply Revenue
1,000,000	Series 2023-A, 5.00%, due 6/1/2053 Putable 6/1/2030	1,060,146
625,000	Series 2024-B, 5.00%, due 12/1/2054 Putable 3/1/2032	679,896
1,420,000	Series 2025-A, 5.00%, due 6/1/2055 Putable 6/1/2032	1,555,222
1,000,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding, Series 2016-B, 5.00%, due 7/1/2035 Pre-Refunded 7/1/2026	1,015,307
		4,885,688
Illinois 5.7%
	Cook County Community Consolidated School District No. 21 General Obligation (Wheeling School Building)
1,000,000	Series 2019-A, (AG), 4.00%, due 12/1/2035	1,016,822
880,000	Series 2020-A, (BAM), 5.00%, due 12/1/2030	944,195
	Illinois State General Obligation
670,000	Series 2016, 4.00%, due 1/1/2031	670,636
600,000	Series 2023-B, 5.00%, due 5/1/2028	630,565
1,275,000	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds), Series 2023-A, 4.00%, due 1/1/2042	1,274,955
		4,537,173
Indiana 3.0%
895,000	Anderson School Building Corp. (First Mortgage), Series 2018, (ST INTERCEPT), 5.00%, due 1/15/2026	898,251
400,000	IPS Multi-School Building Corp. Revenue, Series 2024, (ST INTERCEPT), 5.00%, due 7/15/2039	440,707

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^  (cont’d)

Principal Amount		Value
Indiana – cont'd
$1,000,000	Northern Indiana Commuter Transportation District Revenue, Series 2024, 5.00%, due 1/1/2054	$1,045,275
		2,384,233
Iowa 1.4%
1,000,000	Des Moines Metropolitan Wastewater Reclamation Authority Revenue, Series 2024-B, 5.00%, due 6/1/2037	1,106,021
Kentucky 6.3%
	Breathitt County School District Finance Corp. Revenue
210,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2027	205,424
835,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2029	790,654
900,000	Daviess County School District Finance Corp. Revenue, Series 2021-A, (ST INTERCEPT), 2.00%, due 12/1/2031	814,419
650,000	Green County School District Finance Corp., Series 2021, (ST INTERCEPT), 2.00%, due 10/1/2026	640,063
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	502,209
1,000,000	Logan-Todd Regional Water Commission Revenue Refunding, Series 2016-A, (AG), 5.00%, due 7/1/2028	1,014,365
1,000,000	Warren County School District General Obligation, Series 2024, (ST INTERCEPT), 5.00%, due 12/1/2029	1,085,245
		5,052,379
Louisiana 3.0%
	Natchitoches Parish School District No. 9 General Obligation
505,000	Series 2018, (AG), 5.00%, due 3/1/2027	518,564
755,000	Series 2018, (AG), 5.00%, due 3/1/2028	790,601
1,000,000	Rapides Parish Consolidated School District No. 62 General Obligation, Series 2024, (BAM), 5.00%, due 3/1/2043	1,052,663
		2,361,828
Maine 0.3%
200,000	Maine State Finance Authority Revenue (TimberHP Madison LLC), Series 2025, 8.50%, due 6/1/2035	200,000 #(c)(d)
Michigan 9.3%
1,000,000	Dearborn General Obligation (Sewer), Series 2018, 4.00%, due 4/1/2033	1,028,981
	Detroit General Obligation
500,000	Series 2021-A, 4.00%, due 4/1/2040	490,227
250,000	Series 2023-C, 6.00%, due 5/1/2043	275,666
70,000	Fowlerville Community School District Refunding General Obligation, Series 2022, (Q-SBLF), 4.00%, due 5/1/2033	74,853
	Kent Hospital Finance Authority Revenue (Mary Free Bed Rehabilitation Hospital)
105,000	Series 2021-A, 5.00%, due 4/1/2028	109,562
1,015,000	Series 2021-A, 4.00%, due 4/1/2033	1,050,509
500,000	Livonia Public School District General Obligation, Series 2016, (AG), 5.00%, due 5/1/2028	505,200
750,000	Michigan State Housing Development Authority Revenue (Non Ace), Series 2016-B, 2.50%, due 12/1/2026	743,357
290,000	Michigan State Housing Development Authority Revenue Refunding, Series 2018-B, 3.15%, due 4/1/2028	290,725
1,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Green Bond-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	999,292
	Trenton Public School District General Obligation (School Building & Site)
785,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2036	823,531
1,025,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2039	1,063,503
		7,455,406

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^  (cont’d)

Principal Amount		Value
Minnesota 2.3%
	Duluth Economic Development Authority Revenue Refunding (Saint Luke's Hospital of Duluth)
$310,000	Series 2022-A, 5.00%, due 6/15/2027	$320,153
410,000	Series 2022-A, 5.00%, due 6/15/2028	431,970
	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group)
250,000	Series 2024, 5.00%, due 1/1/2036	281,356
600,000	Series 2024, 5.25%, due 1/1/2054	624,424
210,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	202,271 (a)
		1,860,174
Mississippi 1.0%
730,000	Gulfport Revenue (Memorial Hospital At Gulfport), Series 2025, 5.00%, due 7/1/2032	803,919
Missouri 3.4%
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Refunding (Combined Lien Mass Transit Sales Tax Appropriation), Series 2019, 4.00%, due 10/1/2036	1,014,790
	Saint Louis School District General Obligation
510,000	Series 2023, (AG), 5.00%, due 4/1/2035	571,246
1,000,000	Series 2023, (AG), 5.00%, due 4/1/2039	1,091,358
		2,677,394
New Hampshire 1.6%
	New Hampshire Business Finance Authority Revenue (Pennichuck Water Works, Inc.)
250,000	Series 2024-A, 5.50%, due 4/1/2043	257,531
300,000	Series 2024-A, 5.38%, due 4/1/2049	301,300
325,000	Series 2024-A, 5.50%, due 4/1/2054	327,496
400,000	Series 2024-A, 5.63%, due 4/1/2059	405,327
		1,291,654
New Jersey 0.8%
100,000	New Jersey State Transportation Trust Fund Authority Revenue Refunding, Series 2021-A, 5.00%, due 6/15/2031	111,952
500,000	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding, Series 2019-A, 5.00%, due 12/15/2031	544,355
		656,307
New Mexico 1.3%
1,000,000	New Mexico Municipal Energy Acquisition Authority Revenue Refunding, Series 2025, 5.00%, due 6/1/2054 Putable 11/1/2030	1,073,338
New York 6.5%
250,000	Buffalo Sewer Authority Environmental Impact Revenue (Green Bond), Series 2021, 1.75%, due 6/15/2049	184,070 (e)
200,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	188,675 (a)
540,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 3.85%, due 1/1/2034	540,000 (b)
150,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	150,704
1,090,000	New York City Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds), Series 2021-F-1, (FHA), 1.25%, due 5/1/2029	996,771
1,250,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds), Series 2024-BB, 5.25%, due 6/15/2054	1,322,822
	New York General Obligation
170,000	(LOC: U.S. Bank N.A.), Series 2008-L4, 3.95%, due 4/1/2038	170,000 (b)

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^  (cont’d)

Principal Amount		Value
New York – cont'd
$300,000	Series 2012-2, 3.90%, due 4/1/2042	$300,000 (b)
1,000,000	New York State Dormitory Authority Revenue (Financing Program), Series 2023-A, (AG), (ST AID WITHHLDG), 5.00%, due 10/1/2036	1,104,957
200,000	Triborough Bridge & Tunnel Authority Revenue, (LOC: U.S. Bank N.A.), Series 2003-B-1, 3.95%, due 1/1/2033	200,000 (b)
		5,157,999
North Carolina 0.2%
175,000	Scotland County Revenue, Series 2018, 5.00%, due 12/1/2026	178,657
Ohio 1.4%
520,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2036 Pre-Refunded 11/15/2030	549,683
400,000	Cuyahoga Metropolitan Housing Authority Revenue, Series 2021, (2045 Initiative Project), (HUD), 2.00%, due 12/1/2031	360,409
250,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	229,706 (a)
		1,139,798
Oklahoma 3.7%
770,000	Johnston County Educational Facility Authority Lease Revenue (Tishomingo Public School Project), Series 2022, 4.00%, due 9/1/2030	797,921
650,000	Lincoln County Education Facility Authority Education Facilities Lease Revenue (Stroud Public School Project), Series 2016, 5.00%, due 9/1/2027	659,643
395,000	Oklahoma County Finance Authority Revenue (Choctaw-Nicoma Park Public Schools Project), Series 2023, 5.00%, due 9/1/2032	442,194
1,000,000	Oklahoma County Finance Authority Revenue (Midwest City-Del Public Schools Project), Series 2004, (BAM), 5.00%, due 10/1/2044	1,052,774
		2,952,532
Pennsylvania 7.4%
400,000	General Authority of Southcentral Pennsylvania Revenue Refunding (Wellspan Health Obligated Group), (LOC: U.S. Bank N.A.), Series 2019-E, 3.95%, due 6/1/2035	400,000 (b)
	Pennsylvania Housing Finance Agency Revenue
395,000	Series 2025-148A, 3.30%, due 10/1/2030	398,784
1,065,000	Series 2025-148A, 3.45%, due 10/1/2031	1,083,150
1,000,000	Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue, Series 2018-127B, 2.85%, due 4/1/2026	998,702
1,250,000	Philadelphia Authority for Industrial Development Revenue (Rebuilt Project), Series 2025-A, 5.00%, due 12/1/2042	1,375,241
1,500,000	Redevelopment Authority of the City of Philadelphia Revenue Refunding, Series 2025-A, 5.00%, due 4/15/2030	1,640,203
		5,896,080
South Carolina 4.7%
	Dillon County School Facility Corp. Certificate of Participation Refunding
1,175,000	Series 2020, 5.00%, due 12/1/2026	1,199,557
445,000	Series 2020, 5.00%, due 12/1/2027	463,427
1,000,000	Newberry Investing in Children's Education Revenue Refunding, Series 2025, 5.00%, due 12/1/2029	1,079,234
150,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	16,500 (a)(f)
175,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	175 #(a)(f)

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^  (cont’d)

Principal Amount		Value
South Carolina – cont'd
$1,000,000	South Carolina State Housing Finance & Development Authority Revenue (573 Meeting Street Project), Series 2024, (HUD), 3.00%, due 4/1/2043 Putable 4/1/2027	$999,523
		3,758,416
Tennessee 1.6%
1,000,000	Tennessee Energy Acquisition Corp. Revenue Refunding (Gas Project), Series 2023-A-1, 5.00%, due 5/1/2053 Putable 5/1/2028	1,036,253
235,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019, 3.25%, due 7/1/2032	235,222
		1,271,475
Texas 11.7%
780,000	Anna Independent School District General Obligation, Series 2023, (PSF-GTD), 4.13%, due 2/15/2053	735,445
1,000,000	Dallas Independent School District General Obligation, Series 2025-C, (PSF-GTD), 5.00%, due 2/15/2034	1,165,977
500,000	El Paso TX Water & Sewer Revenue Refunding, Series 2025, 5.00%, due 3/1/2032	566,095
1,000,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	997,011
625,000	Hidalgo County Regional Mobility Authority Revenue Toll & Vehicle Registration Junior Lien Refunding, Series 2022-B, 4.00%, due 12/1/2038	593,469
275,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Scott & White Health Project), (LOC: JP Morgan Chase Bank N.A.), Series 2024-A, 2.78%, due 11/15/2050	275,000 (b)
500,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Methodist Hospitals of Dallas), (LOC: TD Bank N.A.), Series 2008-A, 3.90%, due 10/1/2041	500,000 (b)
	Texas Water Development Board Revenue (Master Trust)
795,000	Series 2020, 4.00%, due 10/15/2031	839,011
1,000,000	Series 2022, 5.00%, due 10/15/2047	1,047,095
500,000	Series 2023-A, 5.00%, due 10/15/2058	519,705
1,015,000	Weslaco General Obligation Refunding, Series 2017, (AG), 5.00%, due 8/15/2027	1,050,067
1,000,000	Ysleta Independent School District General Obligation (School Building), Series 2017-B, (PSF-GTD), 5.00%, due 8/15/2041	1,006,214
		9,295,089
Utah 0.5%
410,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2024, 5.25%, due 10/15/2039	436,487
Washington 2.0%
1,000,000	Discovery Clean Water Alliance Sewer Revenue, Series 2022, 5.00%, due 12/1/2037	1,103,309
466,076	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	453,277
		1,556,586
West Virginia 4.3%
500,000	West Virginia Hospital Finance Authority Revenue (Improvement West Virginia University Health System Obligated Group), Series 2018-A, 5.00%, due 6/1/2052	502,861
500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, 6.00%, due 9/1/2053	543,359
700,000	West Virginia Hospital Finance Authority Revenue (West Virginia University Health Systems), Series 2017-A, 5.00%, due 6/1/2035	716,940
600,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2035	606,282
990,000	West Virginia Water Development Authority Revenue Refunding (Loan Program), Series 2018-A-IV, 5.00%, due 11/1/2036	1,022,601
		3,392,043

Total Municipal Notes (Cost $79,534,398)		78,880,581

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^  (cont’d)

Number of Shares		Value
Common Stocks 0.0%‡
Materials 0.0%‡
40,078	TimberHP, Inc. (Cost $0)	$0 #(c)(d)
Total Investments 98.9% (Cost $79,534,398)		78,880,581
Other Assets Less Liabilities 1.1%		887,383
Net Assets 100.0%		$79,767,964

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2025, these securities amounted to $1,488,912, which represents 1.9% of net assets of the Fund.

(b)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at October 31, 2025.

(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of October 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2025 amounted to $200,000, which represents
0.3% of net assets of the Fund.

(e)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
October 31, 2025.

(f)	Defaulted security.
#  This security is subject to restrictions on resale. Total value of all such securities at October 31, 2025 amounted to $200,175, which represents 0.3% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 10/31/2025	Fair Value Percentage of Net Assets as of 10/31/2025
Maine State Finance Authority Revenue (TimberHP Madison LLC)	6/20/2025	$101,261	$200,000	0.3%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018	171,341	175	0.0%
TimberHP, Inc.	6/23/2025	—	—	0.0%
Total		$272,602	$200,175	0.3%

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
Maine	$—	$—	$200,000	$200,000
Other Municipal Notes#	—	78,680,581	—	78,680,581
Total Municipal Notes	—	78,680,581	200,000	78,880,581
Common Stocks#	—	—	—	—
Total Investments	$—	$78,680,581	$200,000	$78,880,581

#	The Schedule of Investments provides information on the state/territory or industry categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 10/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 10/31/2025
Investments in Securities:
Municipal Notes(1)(2)	$14	$1	$—	$99	$100	$—	$—	$(14)	$200	$99
Common Stocks(3)	—	—	—	—	—	—	—	—	—	—
Total	$14	$1	$—	$99	$100	$—	$—	$(14)	$200	$99
(1) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(2) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 10/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$200,000	Market Approach	Discount rate	8.3%	8.3%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(3) At October 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^
October 31, 2025

Principal Amount		Value
Municipal Notes 99.4%
Alabama 3.0%
$330,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	$332,272
	Black Belt Energy Gas District Revenue
135,000	Series 2024-B, 5.00%, due 10/1/2055 Putable 9/1/2032	146,582
2,000,000	Series 2024-D, 5.00%, due 3/1/2055 Putable 11/1/2034	2,168,690
	Energy Southeast A Cooperative District Revenue
1,380,000	Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,515,412
395,000	Series 2025-A, 5.00%, due 11/1/2035	425,305
1,000,000	Southeast Alabama Gas Supply District Revenue Refunding, Series 2024, 5.00%, due 6/1/2049 Putable 5/1/2032	1,083,120
		5,671,381
Arizona 0.2%
15,000	Maricopa County Industrial Development Authority Revenue Refunding (Banner Health Obligated Group), Series 2016-A, 5.00%, due 1/1/2029	16,032
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	451,585 (a)
		467,617
Arkansas 0.7%
735,000	Mountain Home Arkansas Sales & Use Tax Revenue, Series 2021-B, 2.00%, due 9/1/2038	560,920
800,000	Searcy City Sales & Use Tax Revenue, Series 2024, 5.00%, due 11/1/2029	861,835
		1,422,755
California 4.7%
1,000,000	California Community Choice Financing Authority Revenue (Clean Energy), Series 2024-B, 5.00%, due 1/1/2055 Putable 12/1/2032	1,062,055
4,155,000	California General Obligation Refunding, Series 2025, 3.25%, due 8/1/2031	4,274,159
1,370,917	California Housing Finance Agency Municipal Certificate, Series 2019-2, 4.00%, due 3/20/2033	1,407,516
300,000	California Municipal Finance Authority Revenue (Northbay Healthcare Group), Series 2017-A, 5.25%, due 11/1/2036	302,205
25,000	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series 2004-MR, 5.00%, due 4/1/2038 Putable 11/1/2029	27,258
535,000	Contra Costa County Redevelopment Agency Successor Agency Tax Allocation Refunding, Series 2017-A, (BAM), 5.00%, due 8/1/2032	557,337
	Fresno Joint Power Financing Authority Lease Revenue Refunding (Master Lease Project)
115,000	Series 2017-A, (AG), 5.00%, due 4/1/2027	119,045
280,000	Series 2017-A, (AG), 5.00%, due 4/1/2032	289,522
760,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2024-C, 5.00%, due 7/1/2037	852,788
50,000	San Francisco City & County Redevelopment Agency Successor Agency Refunding (Community Facilities District No. 6), Series 2023, (AG), 5.25%, due 8/1/2042	55,568
		8,947,453
Colorado 0.6%
130,000	Colorado State Certificate of Participation (Health Sciences Facilities), Series 2024-A, 5.00%, due 11/1/2053	136,688
360,000	Denver City & County School District No. 1 General Obligation, Series 2025-A, (ST AID WITHHLDG), 5.25%, due 12/1/2041	407,796
340,000	Denver Health & Hospital Authority Healthcare Revenue Refunding, Series 2019-A, 4.00%, due 12/1/2037	333,321
250,000	Westminster Public Schools Certificate of Participation, Series 2019, (AG), 5.00%, due 12/1/2030	266,638
		1,144,443

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)

Principal Amount		Value
Connecticut 1.0%
$1,045,000	Connecticut State Special Tax Revenue, Series 2024-A-2, 5.00%, due 7/1/2038	$1,192,612
600,000	Connecticut State Special Tax Revenue Refunding, Series 2024-B, 5.00%, due 7/1/2029	650,527
		1,843,139
District of Columbia 1.6%
300,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2020-DBE-8070, 3.62%, due 8/1/2040	300,000 (a)(b)
1,850,000	District of Columbia General Obligation, Series 2019-A, 5.00%, due 10/15/2036	1,965,056
785,000	Washington Convention & Sports Authority Revenue, Series 2021-A, 5.00%, due 10/1/2027	820,725
		3,085,781
Florida 2.3%
700,000	Cape Coral Special Obligation Revenue Refunding, Series 2015, 4.00%, due 10/1/2030	700,844
175,000	City Of South Miami Health Facilities Authority, Inc. Revenue Refunding (Baptist Health South Florida Obligated Group), Series 2017, 5.00%, due 8/15/2029	181,389
270,000	Cityplace Community Development District Special Assessment Revenue Refunding, Series 2012, 5.00%, due 5/1/2026	271,885
	Florida Development Finance Corp. Revenue (Tampa General Hospital Project)
75,000	Series 2024-A, 5.00%, due 8/1/2028	79,014
35,000	Series 2024-A, 5.00%, due 8/1/2029	37,491
	Palm Beach County Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)
40,000	Series 2019, 5.00%, due 8/15/2031	42,995
50,000	Series 2019, 5.00%, due 8/15/2034	53,223
10,000	Series 2019, 5.00%, due 8/15/2036	10,566
390,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.00%, due 5/1/2029	384,273
500,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	476,112 (a)
750,000	Village Community Development District No. 16 Special Assessment Revenue, Series 2025, 5.13%, due 5/1/2056	749,355 (c)
	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project)
350,000	Series 2021, (BAM), 5.00%, due 10/1/2034	387,407
300,000	Series 2021, (BAM), 5.00%, due 10/1/2035	330,151
250,000	Series 2021, (BAM), 5.00%, due 10/1/2036	273,620
300,000	Series 2021, (BAM), 5.00%, due 10/1/2037	326,597
		4,304,922
Georgia 5.6%
1,450,000	Georgia State Revenue Refunding, Series 2023-C, 5.00%, due 1/1/2033	1,687,920
5,065,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2024-B, 5.00%, due 12/1/2054 Putable 3/1/2032	5,509,877
2,500,000	Monroe County Development Authority PCR Revenue (Georgia Power Co. Plant-Scherer Project), Series 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	2,443,447
	Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project M Bonds)
345,000	Series 2019-A, 5.00%, due 1/1/2032	363,205
100,000	Series 2019-A, 5.00%, due 1/1/2033	105,140
500,000	Savannah Georgia Convention Center Authority Revenue (Convention Center Hotel-Third Tier), Series 2025-C, (AG), 5.00%, due 6/1/2058	513,971
		10,623,560
Illinois 12.3%
170,000	Bureau County Township High School District No. 502 General Obligation, Series 2017-A, (BAM), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	177,901

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)

Principal Amount		Value
Illinois – cont'd
$200,000	Chicago Refunding General Obligation, Series 2020-A, 5.00%, due 1/1/2026	$200,531
	Cook County Sales Tax Revenue Refunding
3,340,000	Series 2021-A, 5.00%, due 11/15/2031	3,723,992
1,415,000	Series 2021-A, 5.00%, due 11/15/2032	1,570,687
735,000	Illinois Finance Authority Revenue (Government Program-Brookfield Lagrange Park School District No. 95 Project), Series 2018, 4.00%, due 12/1/2038	738,437
	Illinois Finance Authority Revenue (Government Program-E Prairie School District No. 73 Project)
965,000	Series 2018, (BAM), 5.00%, due 12/1/2029	1,012,230
35,000	Series 2018, (BAM), 4.00%, due 12/1/2042	35,046
50,000	Illinois Finance Authority Revenue Refunding (Carle Foundation), Series 2021-A, 5.00%, due 8/15/2033	55,388
	Illinois State Finance Authority Revenue (Downers Grove Community High School District No. 99 Project)
900,000	Series 2019, 4.00%, due 12/15/2030	928,271
900,000	Series 2019, 4.00%, due 12/15/2031	923,631
	Illinois State General Obligation
3,605,000	Series 2017-D, 5.00%, due 11/1/2027	3,749,447
2,815,000	Series 2017-D, 5.00%, due 11/1/2028	2,925,363
1,800,000	Series 2020, 5.75%, due 5/1/2045	1,897,402
	Peoria School District No. 150 General Obligation Refunding
395,000	Series 2020-A, (AG), 4.00%, due 12/1/2026	399,897
1,795,000	Series 2020-A, (AG), 4.00%, due 12/1/2027	1,820,257
975,000	Series 2020-A, (AG), 4.00%, due 12/1/2028	989,159
585,000	Sales Tax Securitization Corp. Revenue Refunding, Series 2017-A, 5.00%, due 1/1/2028	610,828
530,000	Sales Tax Securitization Corp. Revenue Refunding Second Lien, Series 2020-A, 5.00%, due 1/1/2026	531,761
1,060,000	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds), Series 2023-A, 4.00%, due 1/1/2042	1,059,963
		23,350,191
Indiana 1.4%
770,000	Fairfield School Building Corp. Revenue, Series 2021, (ST INTERCEPT), 3.00%, due 7/15/2028	766,772
500,000	Indiana State Finance Authority Revenue Refunding (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	433,907
515,000	Indiana State Municipal Power Agency Revenue Refunding, Series 2016-C, 5.00%, due 1/1/2027	522,182
1,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	1,045,139
		2,768,000
Iowa 0.9%
1,050,000	Iowa Higher Education Loan Authority Revenue (Private College Des Moines University Project), Series 2020, 5.00%, due 10/1/2027	1,083,457
640,000	Iowa State Finance Authority Single Family Mortgage Revenue (Non Ace-Mortgage-Backed Security Program), Series 2017-C, (FHLMC), (FNMA), (GNMA), 2.30%, due 1/1/2026	638,141
		1,721,598
Kansas 0.9%
500,000	Garden City Revenue (Sports Of The World Bond Project), Series 2025, 5.38%, due 6/1/2039	504,805 (a)
1,085,000	Wichita Sales Tax Special Obligation Revenue (River District Stadium Star Bond Project), Series 2018, 5.00%, due 9/1/2027	1,128,295
		1,633,100
Kentucky 1.4%
1,550,000	Kentucky Public Energy Authority Revenue, Series 2024-A, 5.00%, due 5/1/2055 Putable 7/1/2030	1,647,068

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)

Principal Amount		Value
Kentucky – cont'd
	Kentucky State Property & Building Commission Revenue (Project No.128)
$785,000	Series 2023-A, 5.00%, due 11/1/2035	$895,533
120,000	Series 2023-A, 5.50%, due 11/1/2043	133,120
		2,675,721
Louisiana 1.3%
	Louisiana Stadium & Exposition District Revenue Refunding
50,000	Series 2023-A, 5.00%, due 7/1/2037	55,764
1,600,000	Series 2023-A, 5.00%, due 7/1/2048	1,640,978
750,000	Saint John the Baptist Parish LA Revenue Refunding (Marathon Oil Corp. Project), Subseries 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	747,318
		2,444,060
Maryland 1.9%
1,825,000	Maryland State Housing & Community Development Administration Department Revenue Refunding, Series 2020-D, 1.95%, due 9/1/2035	1,525,266
1,840,000	Montgomery County General Obligation, Series 2019-A, 5.00%, due 11/1/2029	2,019,481
		3,544,747
Massachusetts 3.8%
1,945,000	Commonwealth of Massachusetts General Obligation, Series 2024-A, 5.00%, due 1/1/2035	2,261,820
1,450,000	Commonwealth of Massachusetts Transportation Fund Revenue (Rail Enhancement Program), Series 2022-B, 5.00%, due 6/1/2052	1,507,070
1,860,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series 2023-A-1, 5.00%, due 7/1/2040	2,055,086
1,145,000	Massachusetts School Building Authority Revenue Refunding, Series 2025-B, 5.00%, due 2/15/2038	1,358,783
		7,182,759
Michigan 0.8%
	Walled Lake Consolidated School District
690,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2032	756,352
675,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2033	737,189
		1,493,541
Minnesota 0.5%
540,000	Minnesota State General Obligation Refunding, Series 2023-D, 5.00%, due 8/1/2031	613,223
400,000	Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding (Fairview Health Services Obligated Group), Series 2017-A, 4.00%, due 11/15/2043	357,288
		970,511
Mississippi 0.4%
400,000	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project), Series 2010-G, 3.90%, due 11/1/2035	400,000 (b)
325,000	Mississippi State General Obligation Refunding, Series 2015-C, 5.00%, due 10/1/2026	326,705
		726,705
Missouri 0.5%
800,000	Missouri State Health & Educational Facilities Authority Revenue (Mercy Health), Series 2023, 5.50%, due 12/1/2040	899,107
	Missouri State Housing Development Commission Single Family Mortgage Revenue (Non-AMT Special Homeownership Loan Program)
90,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 3.80%, due 11/1/2034	90,006
50,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 4.00%, due 11/1/2039	49,718
		1,038,831

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)

Principal Amount		Value
Nebraska 1.4%
$2,520,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	$2,701,666
New Jersey 3.9%
1,500,000	New Jersey Health Care Facilities Financing Authority Contract Revenue Refunding (Hospital Asset Transportation Program), Series 2017, 5.00%, due 10/1/2028	1,578,899
1,130,000	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group), Series 2017-A, 5.00%, due 7/1/2029	1,167,320
600,000	New Jersey State Transportation Trust Fund Authority, Series 2019-BB, 5.00%, due 6/15/2029	641,262
1,270,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2024-CC, 5.00%, due 6/15/2031	1,422,495
1,130,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue Refunding, Series 2024-AA, 5.25%, due 6/15/2041	1,266,261
565,000	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding, Series 2019-A, 5.00%, due 12/15/2028	603,663
750,000	Newark General Obligation, Series 2020-A, (AG), (ST AID WITHHLDG), 5.00%, due 10/1/2027	780,805
		7,460,705
New York 17.9%
140,000	Albany Capital Resource Corp. Revenue Refunding (Albany College of Pharmacy & Health Sciences), Series 2014-A, 5.00%, due 12/1/2026	140,118
410,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 7/1/2047	343,400
200,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DB-8201, 4.00%, due 11/15/2046	200,000 (a)
100,000	Dutchess County Local Development Corp. Revenue Refunding (Culinary Institute of America Project), Series 2021, 4.00%, due 7/1/2036	101,358
635,000	Empire State Development Corp. Revenue, Series 2024-A, 5.00%, due 3/15/2038	724,259
825,000	Monroe County General Obligation (Public Improvement), Series 2019-A, (BAM), 4.00%, due 6/1/2028	831,347
500,000	New Paltz Central School District General Obligation, Series 2019, (ST AID WITHHLDG), 4.00%, due 2/15/2029	509,159
2,375,000	New York City Housing Development Corp. Revenue, Series 2020-C, (FNMA), (HUD), 2.15%, due 8/1/2035	2,050,559
1,000,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds), Series 2023-DD, 5.25%, due 6/15/2047	1,063,063
	New York City Transitional Finance Authority Revenue (Future Tax Secured)
3,730,000	Series 2016-A-1, 5.00%, due 5/1/2040	3,750,336
800,000	Series 2024-C, 5.00%, due 5/1/2041	880,069
1,525,000	Series 2024-C, 5.00%, due 5/1/2045	1,621,679
500,000	Series 2025-E, 5.00%, due 11/1/2036	574,296
1,830,000	Subseries 2016-A-1, 4.00%, due 5/1/2031	1,838,655
345,000	New York City Transitional Finance Authority Revenue Refunding (Future Tax Secured), Series 2025-F-1, 5.00%, due 11/1/2038	390,817
	New York City Trust for Cultural Resource Revenue Refunding (Carnegie Hall)
160,000	Series 2019, 5.00%, due 12/1/2037	170,666
765,000	Series 2019, 5.00%, due 12/1/2038	812,813
370,000	Series 2019, 5.00%, due 12/1/2039	391,564
	New York General Obligation
90,000	Series 2018 E-1, 5.00%, due 3/1/2031	94,633
1,900,000	Series 2024-C1, 5.00%, due 9/1/2047	1,994,116
250,000	Subseries 2018-F-1, 5.00%, due 4/1/2034	262,534
4,000,000	New York General Obligation Refunding, Series 2011-D, 5.00%, due 10/1/2038	4,542,793

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)

Principal Amount		Value
New York – cont'd
$150,000	New York Liberty Development Corp. Revenue Refunding Green Bonds (4 World Trade Center Project), Series 2021-A, 2.50%, due 11/15/2036	$128,583
	New York State Dormitory Authority Revenue Refunding
1,275,000	Series 2024-A, 5.00%, due 3/15/2035	1,474,431
500,000	Series 2025-A, 5.00%, due 3/15/2041	556,245
750,000	Series 2025-C, 5.00%, due 3/15/2034	875,458
1,500,000	Series 2025-C, 5.00%, due 3/15/2039	1,702,593
1,000,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project), Series 2020-C, 5.00%, due 12/1/2038	1,063,616
300,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	322,955 (a)
320,000	Onondaga Civic Development Corp. (Le Moyne Collage Project), Series 2021, 5.00%, due 7/1/2034	339,372
	Onondaga Civic Development Corp. Refunding (Le Moyne Collage Project)
300,000	Series 2022, 4.00%, due 7/1/2034	303,013
150,000	Series 2022, 4.00%, due 7/1/2036	149,080
350,000	Series 2022, 4.00%, due 7/1/2039	335,811
350,000	Series 2022, 4.00%, due 7/1/2042	318,093
815,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Fifty), Series 2025-250, 5.00%, due 10/15/2032	942,171
1,000,000	Schenectady County Capital Resource Corp. Revenue (One Broadway Center Project), Series 2025-A, 5.25%, due 1/1/2050	1,060,211
	Triborough Bridge & Tunnel Authority Revenue
100,000	(LOC: U.S. Bank N.A.), Series 2003-B-1, 3.95%, due 1/1/2033	100,000 (b)
210,000	Series 2025-A, 5.50%, due 12/1/2059	226,785
500,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2041	515,013
450,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	417,383
		34,119,047
North Carolina 0.6%
1,000,000	Mecklenburg County Obligation Refunding, Series 2025-A, 5.00%, due 2/1/2037	1,158,778
Ohio 1.9%
	Allen County Hospital Facilities Revenue Refunding (Bon Secours Mercy Health)
10,000	Series 2017-A, 5.00%, due 8/1/2027	10,382
10,000	Series 2017-A, 5.00%, due 8/1/2029	10,460
45,000	Series 2020-A, 5.00%, due 12/1/2027	46,914
3,110,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Series 2020-B-2, 5.00%, due 6/1/2055	2,606,302
1,000,000	Ohio State Air Quality Development Authority Revenue (American Electric Power Co. Project), Series 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	948,942
	Ohio State Revenue Refunding (Cleveland Clinic Health System Obligated Group)
15,000	Series 2017-A, 5.00%, due 1/1/2027	15,377
20,000	Series 2017-A, 5.00%, due 1/1/2032	20,902
20,000	Series 2021-B, 5.00%, due 1/1/2034	22,360
		3,681,639
Oklahoma 1.8%
1,620,000	Canadian County Educational Facilities Authority Revenue (Piedmont Public Schools Project), Series 2024, 4.00%, due 8/15/2032	1,698,944
1,565,000	Weatherford Industrial Trust Education Facility Lease Revenue (Weatherford Public School Project), Series 2019, 5.00%, due 3/1/2033	1,654,849
		3,353,793

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)

Principal Amount		Value
Pennsylvania 9.8%
$85,000	Bethlehem Area School District Refunding General Obligation, Series 2020-A, (AG), (ST AID WITHHLDG), 5.00%, due 1/15/2030	$93,406
910,000	Geisinger Authority Revenue Refunding (Geisinger Health Systems Obligated Group), Series 2020-A, 5.00%, due 4/1/2050	924,339
	Lackawanna County Industrial Development Authority Revenue Refunding (University of Scranton)
940,000	Series 2017, 5.00%, due 11/1/2028	972,644
565,000	Series 2017, 5.00%, due 11/1/2029	585,028
500,000	Series 2017, 5.00%, due 11/1/2030	518,128
	Luzerne County General Obligation Refunding
150,000	Series 2017-A, (AG), 5.00%, due 12/15/2027	156,925
70,000	Series 2017-B, (AG), 5.00%, due 12/15/2026	71,673
	Luzerne County Industrial Development Authority Lease Revenue Refunding Guaranteed
350,000	Series 2017, (AG), 5.00%, due 12/15/2025	350,756
525,000	Series 2017, (AG), 5.00%, due 12/15/2026 Pre-Refunded 12/15/2025	526,257
250,000	Series 2017, (AG), 5.00%, due 12/15/2027 Pre-Refunded 12/15/2025	250,598
3,420,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding, Series 2021-B, 5.00%, due 12/1/2046	3,564,712
2,090,000	Pennsylvania State Turnpike Commission Revenue Refunding, Series 2016, 5.00%, due 6/1/2027 Pre-Refunded 12/1/2025	2,093,412
580,000	Pennsylvania State Turnpike Commission Turnpike Revenue, Subseries 2019-A, 5.00%, due 12/1/2033	627,917
5,040,000	Philadelphia Authority for Industrial Development Revenue (Rebuilt Project), Series 2025-A, 5.00%, due 12/1/2031	5,682,070
500,000	Philadelphia Energy Authority Revenue (Philadelphia Street Lighting Project), Series 2023-A, 5.00%, due 11/1/2034	571,236
1,000,000	Philadelphia Gas Works Co. Revenue, Series 2024-A, (AG), 5.25%, due 8/1/2054	1,054,491
545,000	Philadelphia School District General Obligation, Series 2018-A, (ST AID WITHHLDG), 5.00%, due 9/1/2028	576,961
		18,620,553
Rhode Island 0.5%
595,000	Providence Public Building Authority Revenue (Capital Improvement Program), Series 2024-A, (AG), 5.00%, due 9/15/2039	655,287
330,000	Rhode Island Health and Educational Building Corp. Revenue (Lifespan Obligation Group), Series 2024, 5.25%, due 5/15/2049	337,064
		992,351
South Carolina 0.8%
5,000	Lexington County Health Services District, Inc. Revenue Refunding (Lexmed Obligated Group), Series 2017, 5.00%, due 11/1/2029	5,207
1,860,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2021-A, 1.85%, due 7/1/2036	1,503,407
		1,508,614
Tennessee 0.7%
1,230,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019-2, 3.00%, due 7/1/2039	1,115,926
265,000	Williamson County General Obligation, Series 2024, 5.00%, due 4/1/2033	307,330
		1,423,256
Texas 4.9%
590,000	Central Texas Regional Mobility Authority Senior Lien Revenue Refunding, Series 2020-A, 5.00%, due 1/1/2027	603,664
450,000	East Montgomery County Improvement District Sales Tax Revenue, Series 2024, (AG), 5.00%, due 8/15/2031	501,417

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)

Principal Amount		Value
Texas – cont'd
$380,000	EP Essential Housing WF PFC Revenue (Home Essential Function Housing Program), Series 2024, 4.25%, due 12/1/2034	$384,727
975,000	Harris County Improvement District No. 18 General Obligation, Series 2024-A, (BAM), 4.00%, due 9/1/2035	1,001,204
	Harris County Municipal Utility District No. 489 General Obligation
900,000	Series 2023, (AG), 4.00%, due 9/1/2036	905,224
195,000	Series 2023, (AG), 4.00%, due 9/1/2037	195,287
250,000	Hidalgo County Regional Mobility Authority Revenue, Series 2022-B, 4.00%, due 12/1/2041	225,881
70,000	Irving Independent School District General Obligation, Series 2023, (PSF-GTD), 5.00%, due 2/15/2043	74,559
400,000	Killeen Independent School District General Obligation, Series 2018, (PSF-GTD), 5.00%, due 2/15/2037	415,567
250,000	La Joya Independent School District Refunding General Obligation, Series 2013, (PSF-GTD), 5.00%, due 2/15/2033	262,818
835,000	McGregor Independent School District General Obligation, Series 2024, (PSF-GTD), 5.00%, due 2/15/2040	917,406
345,000	Montgomery County Municipal Utility District No. 99 General Obligation, Series 2025, (AG), 6.50%, due 9/1/2027	365,545
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue Refunding (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.38%, due 1/1/2060	487,218 (c)
700,000	North East Texas Regional Mobility Authority Revenue Refunding, Series 2025-B, 5.25%, due 1/1/2046	737,156
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Health Care System Project), (LOC: TD Bank N.A.), Series 2011-C, 3.00%, due 11/15/2050	400,000 (b)
1,730,000	Texas Water Development Board Revenue (Master Trust), Series 2022, 5.00%, due 10/15/2047	1,811,475
		9,289,148
Utah 2.1%
	Midvale Redevelopment Agency Tax Increment & Sales Tax Revenue
660,000	Series 2018, 5.00%, due 5/1/2032	690,850
380,000	Series 2018, 5.00%, due 5/1/2034	395,533
200,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2019-A, 4.00%, due 10/15/2036	196,809
2,005,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2007-A, (NPFG), 5.00%, due 6/15/2031	2,220,887
565,000	Weber County Special Assessment (Summit Mountain Assessment Area), Series 2013, 5.50%, due 1/15/2028	566,074
		4,070,153
Virginia 1.1%
1,515,000	Virginia Public School Authority Revenue, Series 2024, 5.00%, due 10/1/2035	1,751,925
265,000	Virginia Small Business Financing Authority Revenue (Bon Secours Mercy Health, Inc.), Series 2022-A, 5.00%, due 10/1/2041	283,102
		2,035,027
Washington 3.6%
85,000	North Thurston Public Schools General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2028	85,696
2,000,000	Washington General Obligation, Series 2025-A, 5.00%, due 8/1/2039	2,283,562
	Washington State General Obligation
1,050,000	Series 2022-C, 5.00%, due 2/1/2037	1,163,789
2,300,000	Series 2024-C, 5.00%, due 2/1/2046	2,445,592
800,000	Whitman County School District No. 267 Pullman General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2029	806,707
		6,785,346

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^  (cont’d)

Principal Amount		Value
West Virginia 1.8%
$1,210,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	$1,270,216
1,500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, (AG), 5.38%, due 9/1/2053	1,589,373
500,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2029	516,628
30,000	West Virginia Hospital Finance Authority Revenue Refunding (West Virgina United Health System Obligated Group), Series 2016-A, 4.00%, due 6/1/2029	30,152
		3,406,369
Wisconsin 0.8%
290,000	Oshkosh General Obligation, Series 2024-A, 5.00%, due 6/1/2031	323,005
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	414,659 (a)
455,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	455,083 (a)
500,000	Public Finance Authority Senior Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	423,787 (a)
		1,616,534
Total Investments 99.4% (Cost $190,390,268)		189,283,794
Other Assets Less Liabilities 0.6%		1,113,767
Net Assets 100.0%		$190,397,561

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2025, these securities amounted to $3,548,986, which represents 1.9% of net assets of the Fund.

(b)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at October 31, 2025.

(c)	When-issued security. Total value of all such securities at October 31, 2025 amounted to $1,236,573, which represents 0.6% of net assets of the Fund.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$189,283,794	$—	$189,283,794
Total Investments	$—	$189,283,794	$—	$189,283,794

#	The Schedule of Investments provides information on the state/territory categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^
October 31, 2025

Principal Amount(a)		Value
U.S. Treasury Obligations 7.4%
$16,580,000	U.S. Treasury Bills, 4.12%, due 1/8/2026	$16,465,025 (b)
	U.S. Treasury Bonds
3,045,000	3.88%, due 8/15/2040 - 2/15/2043	2,829,799
2,475,000	2.00%, due 11/15/2041 - 8/15/2051	1,643,897
1,200,000	3.38%, due 8/15/2042	1,031,016
1,195,000	4.00%, due 11/15/2042	1,113,731
3,480,000	3.63%, due 8/15/2043 - 2/15/2053	2,957,268
1,120,000	4.50%, due 2/15/2044	1,104,075
2,685,000	4.63%, due 5/15/2044 - 11/15/2044	2,683,146
1,150,000	4.13%, due 8/15/2044	1,076,373
1,375,000	2.25%, due 8/15/2046 - 8/15/2049	913,780
1,065,000	1.63%, due 11/15/2050	579,011
390,000	1.88%, due 2/15/2051	225,454
985,000	2.38%, due 5/15/2051	640,866
345,000	2.88%, due 5/15/2052	248,791
3,375,000	4.25%, due 2/15/2054	3,145,474
4,475,000	4.75%, due 5/15/2055 - 8/15/2055	4,533,765
	U.S. Treasury Inflation-Indexed Bonds
3,725,357	3.63%, due 4/15/2028	3,938,529 (c)
1,976,567	2.50%, due 1/15/2029	2,055,157 (c)
2,039,519	3.88%, due 4/15/2029	2,216,890 (c)
4,489,623	3.38%, due 4/15/2032	5,005,904 (c)
3,205,783	1.00%, due 2/15/2046 - 2/15/2049	2,440,022 (c)
2,469,262	0.88%, due 2/15/2047	1,844,381 (c)
1,493,124	0.25%, due 2/15/2050	895,576 (c)
11,683,407	0.13%, due 2/15/2051 - 2/15/2052	6,544,010 (c)
21,463,611	1.50%, due 2/15/2053	17,397,237 (c)
1,435,521	2.13%, due 2/15/2054	1,340,869 (c)
24,125,335	2.38%, due 2/15/2055	23,837,093 (c)
	U.S. Treasury Inflation-Indexed Notes
4,143,505	0.38%, due 1/15/2027	4,099,704 (c)
31,290,205	0.13%, due 4/15/2027 - 1/15/2032	29,708,191 (c)
7,560,000	1.25%, due 4/15/2028	7,559,757 (c)
5,118,931	0.88%, due 1/15/2029	5,062,500 (c)
169,744,518	2.13%, due 4/15/2029 - 1/15/2035	174,630,513 (c)
1,552,919	1.63%, due 4/15/2030	1,571,834 (c)
5,758,418	1.13%, due 1/15/2033	5,573,575 (c)
1,354,633	1.38%, due 7/15/2033	1,332,794 (c)
4,320,826	1.75%, due 1/15/2034	4,337,001 (c)
	U.S. Treasury Notes
6,695,000	4.50%, due 5/15/2027 - 11/15/2033	6,832,078
5,755,000	0.50%, due 5/31/2027	5,482,087
7,670,000	2.75%, due 7/31/2027 - 5/31/2029	7,511,567
4,755,000	0.38%, due 7/31/2027	4,496,633
12,135,000	3.50%, due 1/31/2028 - 9/30/2029	12,105,174
37,895,000	3.88%, due 6/15/2028 - 8/15/2033	38,132,048
4,475,000	2.88%, due 8/15/2028	4,389,521
41,545,000	4.25%, due 2/28/2029 - 8/15/2035	42,183,155
56,320,000	4.00%, due 7/31/2029 - 4/30/2032	57,001,026
1,305,000	3.63%, due 8/31/2029	1,303,420
4,185,000	4.63%, due 9/30/2030 - 5/31/2031	4,358,950

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value
U.S. Treasury Obligations – cont'd
$2,000,000	4.13%, due 7/31/2031	$2,034,766
4,090,000	1.25%, due 8/15/2031	3,553,986
2,450,000	3.75%, due 8/31/2031	2,443,875
2,670,000	4.38%, due 5/15/2034	2,740,400
Total U.S. Treasury Obligations (Cost $528,170,000)		537,151,694
U.S. Government Agency Securities 0.0%‡
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037	2,257,914
340,000	Tennessee Valley Authority, 5.25%, due 2/1/2055	343,133
Total U.S. Government Agency Securities (Cost $2,899,127)		2,601,047

Mortgage-Backed Securities 52.0%
Collateralized Mortgage Obligations 14.3%
A&D Mortgage Trust
1,050,000	Series 2024-NQM6, Class M1, 6.57%, due 1/25/2070	1,066,104 (d)(e)
414,280	Series 2025-NQM2, Class A1, 5.79%, due 6/25/2070	417,461 (d)(e)
1,010,000	Angel Oak Mortgage Trust, Series 2025-10, Class A1, 4.96%, due 9/25/2070	1,009,404 (d)(e)
Chase Home Lending Mortgage Trust
5,892,686	Series 2024-3, Class A6, 6.00%, due 2/25/2055	5,937,030 (d)(e)
6,375,387	Series 2024-4, Class A6, 6.00%, due 3/25/2055	6,406,436 (d)(e)
4,509,365	Series 2024-5, Class A6, 6.00%, due 4/25/2055	4,557,898 (d)(e)
4,923,910	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	4,943,514 (d)(e)
7,691,156	Series 2024-11, Class A4, 6.00%, due 11/25/2055	7,818,545 (d)(e)
2,780,881	Series 2024-11, Class A9A, 6.00%, due 11/25/2055	2,805,175 (d)(e)
1,197,265	Series 2024-11, Class A9, 6.30%, due 11/25/2055	1,236,929 (d)(e)
7,798,362	Series 2025-10, Class A9B, 5.50%, due 7/25/2056	7,840,099 (d)(e)
4,376,940	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	4,417,685 (d)
Cross Mortgage Trust
2,683,188	Series 2024-H8, Class A1, 5.55%, due 12/25/2069	2,698,457 (d)(e)
2,211,565	Series 2024-H8, Class A3, 5.96%, due 12/25/2069	2,225,497 (d)
1,250,000	Series 2024-H8, Class M1, 6.32%, due 12/25/2069	1,266,783 (d)(e)
EFMT
2,974,082	Series 2024-INV2, Class A3, 5.44%, due 10/25/2069	2,968,884 (d)
3,500,000	Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	3,487,997 (d)(e)
3,186,000	Series 2025-NQM5, Class A1, 5.03%, due 11/25/2070	3,178,407 (d)(e)(f)
5,758,000	Series 2025-NQM5, Class A3, 5.34%, due 11/25/2070	5,744,054 (d)(f)
Federal Home Loan Mortgage Corp. REMIC
3,184,944	Series 4117, Class IO, 4.00%, due 10/15/2042	563,665 (g)
2,270,819	Series 4627, Class SA, (5.89% - 30 day USD SOFR Average), 1.65%, due 10/15/2046	332,128 (g)(h)
11,848,205	Series 5149, Class DI, 4.00%, due 10/25/2048	2,240,532 (g)
3,917,454	Series 4994, Class LI, 4.00%, due 12/25/2048	754,565 (g)
2,896,029	Series 5146, Class EC, 1.50%, due 2/25/2049	2,377,430
3,104,084	Series 4953, Class BI, 4.50%, due 2/25/2050	640,620 (g)
8,909,558	Series 4977, Class IO, 4.50%, due 5/25/2050	1,709,211 (g)
8,659,084	Series 4975, Class EI, 4.50%, due 5/25/2050	1,585,177 (g)
11,115,901	Series 5392, Class HI, 3.50%, due 7/25/2051	2,076,382 (g)
12,542,776	Series 5471, Class FK, (30 day USD SOFR Average + 1.15%), 5.33%, due 8/25/2054	12,572,044 (h)
2,748,055	Series 5438, Class FE, (30 day USD SOFR Average + 1.30%), 5.48%, due 8/25/2054	2,760,533 (h)
14,631,623	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 5.33%, due 11/25/2054	14,665,379 (h)
14,822,351	Series 5473, Class FH, (30 day USD SOFR Average + 1.15%), 5.33%, due 11/25/2054	14,856,192 (h)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$7,642,434	Series 5468, Class FB, (30 day USD SOFR Average + 1.20%), 5.38%, due 11/25/2054	$7,640,473 (h)
5,899,635	Series 5475, Class FB, (30 day USD SOFR Average + 1.35%), 5.53%, due 11/25/2054	5,910,600 (h)
14,982,922	Series 5513, Class FJ, (30 day USD SOFR Average + 1.80%), 5.98%, due 11/25/2054	15,122,176 (h)
7,126,529	Series 5505, Class FB, (30 day USD SOFR Average + 1.50%), 5.68%, due 2/25/2055	7,204,839 (h)
15,278,393	Series 5518, Class FD, (30 day USD SOFR Average + 1.70%), 5.88%, due 3/25/2055	15,390,342 (h)
15,048,423	Series 5521, Class FB, (30 day USD SOFR Average + 1.70%), 5.88%, due 3/25/2055	15,163,504 (h)
4,766,408	Series 5534, Class AF, (30 day USD SOFR Average + 1.60%), 5.78%, due 5/25/2055	4,792,980 (h)
9,630,923	Series 5561, Class FD, (30 day USD SOFR Average + 1.35%), 5.53%, due 7/25/2055	9,686,672 (h)
14,000,000	Series 5600, Class FA, (30 day USD SOFR Average + 1.30%), 5.55%, due 11/25/2055	14,013,237 (h)
14,000,000	Series 5597, Class FA, (30 day USD SOFR Average + 1.40%), 5.73%, due 11/25/2055	14,299,333 (h)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
3,000,000	Series 2021-HQA3, Class B1, (30 day USD SOFR Average + 3.35%), 7.53%, due 9/25/2041	3,049,680 (d)(h)
12,066,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 7.58%, due 10/25/2041	12,322,178 (d)(h)
11,002,000	Series 2021-DNA7, Class B1, (30 day USD SOFR Average + 3.65%), 7.83%, due 11/25/2041	11,282,661 (d)(h)
2,450,000	Series 2021-HQA4, Class B1, (30 day USD SOFR Average + 3.75%), 7.93%, due 12/25/2041	2,510,490 (d)(h)
18,564,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.68%, due 1/25/2042	18,883,561 (d)(h)
6,402,920	Series 2022-DNA1, Class B1, (30 day USD SOFR Average + 3.40%), 7.58%, due 1/25/2042	6,563,416 (d)(h)
2,765,000	Series 2022-DNA1, Class B2, (30 day USD SOFR Average + 7.10%), 11.28%, due 1/25/2042	2,926,959 (d)(h)
13,314,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 7.93%, due 2/25/2042	13,768,242 (d)(h)
2,775,000	Series 2022-DNA2, Class B1, (30 day USD SOFR Average + 4.75%), 8.93%, due 2/25/2042	2,895,798 (d)(h)
8,855,000	Series 2022-DNA2, Class B2, (30 day USD SOFR Average + 8.50%), 12.68%, due 2/25/2042	9,571,174 (d)(h)
14,125,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 9.43%, due 3/25/2042	14,875,461 (d)(h)
7,520,000	Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 11.18%, due 3/25/2042	8,086,705 (d)(h)
500,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 7.08%, due 4/25/2042	519,206 (d)(h)
12,919,000	Series 2022-DNA3, Class M2, (30 day USD SOFR Average + 4.35%), 8.53%, due 4/25/2042	13,522,015 (d)(h)
11,525,000	Series 2022-DNA3, Class B1, (30 day USD SOFR Average + 5.65%), 9.83%, due 4/25/2042	12,223,761 (d)(h)
5,761,000	Series 2022-DNA4, Class B1, (30 day USD SOFR Average + 6.25%), 10.43%, due 5/25/2042	6,187,660 (d)(h)
2,304,000	Series 2022-DNA5, Class M1B, (30 day USD SOFR Average + 4.50%), 8.68%, due 6/25/2042	2,432,172 (d)(h)
10,972,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 7.88%, due 9/25/2042	11,501,870 (d)(h)
17,407,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 9.93%, due 9/25/2042	18,858,982 (d)(h)
8,395,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 6.13%, due 2/25/2044	8,480,019 (d)(h)
9,839,000	Series 2024-HQA1, Class M2, (30 day USD SOFR Average + 2.00%), 6.18%, due 3/25/2044	9,940,937 (d)(h)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$5,474,000	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.63%, due 10/25/2044	$5,475,695 (d)(h)
765,415	Series 2025-DNA1, Class M1, (30 day USD SOFR Average + 1.05%), 5.23%, due 1/25/2045	765,650 (d)(h)
750,475	Series 2025-HQA1, Class M1, (30 day USD SOFR Average + 1.15%), 5.33%, due 2/25/2045	750,946 (d)(h)
4,500,000	Series 2025-DNA4, Class M2, (30 day USD SOFR Average + 1.55%), 5.74%, due 10/25/2045	4,502,812 (d)(h)
Federal National Mortgage Association Connecticut Avenue Securities Trust
2,225,000	Series 2020-R02, Class 2B1, (30 day USD SOFR Average + 3.11%), 7.30%, due 1/25/2040	2,271,924 (d)(h)
11,349,000	Series 2020-R01, Class 1B1, (30 day USD SOFR Average + 3.36%), 7.55%, due 1/25/2040	11,632,323 (d)(h)
8,605,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.28%, due 10/25/2041	8,776,672 (d)(h)
1,020,000	Series 2021-R01, Class 1B2, (30 day USD SOFR Average + 6.00%), 10.18%, due 10/25/2041	1,060,168 (d)(h)
5,176,000	Series 2021-R03, Class 1B1, (30 day USD SOFR Average + 2.75%), 6.93%, due 12/25/2041	5,273,837 (d)(h)
8,267,000	Series 2022-R01, Class 1B2, (30 day USD SOFR Average + 6.00%), 10.18%, due 12/25/2041	8,654,139 (d)(h)
17,453,000	Series 2022-R02, Class 2B1, (30 day USD SOFR Average + 4.50%), 8.68%, due 1/25/2042	18,106,932 (d)(h)
6,161,000	Series 2022-R02, Class 2B2, (30 day USD SOFR Average + 7.65%), 11.83%, due 1/25/2042	6,571,963 (d)(h)
13,817,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.28%, due 3/25/2042	14,203,467 (d)(h)
9,814,962	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.68%, due 3/25/2042	10,140,684 (d)(h)
5,000,000	Series 2022-R03, Class 1B1, (30 day USD SOFR Average + 6.25%), 10.43%, due 3/25/2042	5,334,400 (d)(h)
1,075,000	Series 2022-R04, Class 1B2, (30 day USD SOFR Average + 9.50%), 13.68%, due 3/25/2042	1,183,681 (d)(h)
3,620,000	Series 2022-R03, Class 1B2, (30 day USD SOFR Average + 9.85%), 14.03%, due 3/25/2042	4,006,287 (d)(h)
11,495,000	Series 2022-R06, Class 1B1, (30 day USD SOFR Average + 6.35%), 10.53%, due 5/25/2042	12,377,502 (d)(h)
1,000,000	Series 2022-R07, Class 1B2, (30 day USD SOFR Average + 12.00%), 16.18%, due 6/25/2042	1,157,032 (d)(h)
4,006,624	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.78%, due 7/25/2042	4,170,517 (d)(h)
8,407,200	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.78%, due 7/25/2042	9,017,416 (d)(h)
3,083,000	Series 2022-R09, Class 2B1, (30 day USD SOFR Average + 6.75%), 10.93%, due 9/25/2042	3,382,637 (d)(h)
6,543,000	Series 2023-R01, Class 1M2, (30 day USD SOFR Average + 3.75%), 7.93%, due 12/25/2042	6,870,260 (d)(h)
6,443,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.53%, due 1/25/2043	6,721,033 (d)(h)
1,725,000	Series 2023-R02, Class 1B1, (30 day USD SOFR Average + 5.55%), 9.73%, due 1/25/2043	1,869,995 (d)(h)
5,975,000	Series 2023-R04, Class 1B1, (30 day USD SOFR Average + 5.35%), 9.53%, due 5/25/2043	6,497,812 (d)(h)
12,168,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 8.93%, due 6/25/2043	13,073,056 (d)(h)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$4,500,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 6.88%, due 7/25/2043	$4,630,954 (d)(h)
600,683	Series 2024-R01, Class 1M1, (30 day USD SOFR Average + 1.05%), 5.23%, due 1/25/2044	600,683 (d)(h)
1,975,000	Series 2024-R01, Class 1B1, (30 day USD SOFR Average + 2.70%), 6.88%, due 1/25/2044	2,030,198 (d)(h)
1,563,000	Series 2024-R01, Class 1B2, (30 day USD SOFR Average + 4.00%), 8.18%, due 1/25/2044	1,654,936 (d)(h)
380,000	Series 2024-R02, Class 1B2, (30 day USD SOFR Average + 3.70%), 7.88%, due 2/25/2044	399,950 (d)(h)
11,506,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 5.88%, due 1/25/2045	11,466,579 (d)(h)
858,219	Series 2025-R02, Class 1M1, (30 day USD SOFR Average + 1.15%), 5.33%, due 2/25/2045	859,287 (d)(h)
7,532,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.78%, due 2/25/2045	7,536,759 (d)(h)
5,230,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 6.13%, due 2/25/2045	5,243,125 (d)(h)
3,776,000	Series 2025-R04, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.68%, due 5/25/2045	3,783,738 (d)(h)
10,556,000	Series 2025-R05, Class 2M2, (30 day USD SOFR Average + 1.60%), 5.78%, due 7/25/2045	10,591,498 (d)(h)
3,650,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.73%, due 9/25/2045	3,657,708 (d)(h)
9,600,000	Series 2025-R06, Class 1B1, (30 day USD SOFR Average + 1.85%), 6.03%, due 9/25/2045	9,641,830 (d)(h)
Federal National Mortgage Association Interest Strip
6,287,665	Series 418, Class C24, 4.00%, due 8/25/2043	1,126,372 (g)
17,035,272	Series 437, Class C29, 3.36%, due 5/25/2053	2,728,136 (e)(g)
Federal National Mortgage Association REMIC
5,676,229	Series 2018-18, Class ST, (5.99% - 30 day USD SOFR Average), 1.80%, due 12/25/2044	614,846 (g)(h)
5,659,849	Series 2019-33, Class SN, (5.99% - 30 day USD SOFR Average), 1.80%, due 7/25/2049	510,107 (g)(h)
11,158,468	Series 2021-76, Class AI, 3.50%, due 11/25/2051	1,946,973 (g)
7,744,746	Series 2024-61, Class FD, (30 day USD SOFR Average + 1.00%), 5.18%, due 3/25/2053	7,738,495 (h)
10,348,892	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 5.33%, due 3/25/2054	10,369,386 (h)
13,089,467	Series 2024-67, Class FA, (30 day USD SOFR Average + 1.17%), 5.35%, due 9/25/2054	13,119,646 (h)
18,295,156	Series 2024-70, Class DF, (30 day USD SOFR Average + 1.00%), 5.18%, due 10/25/2054	18,278,224 (h)
12,159,083	Series 2024-76, Class JF, (30 day USD SOFR Average + 1.25%), 5.43%, due 11/25/2054	12,202,325 (h)
11,023,579	Series 2025-6, Class FC, (30 day USD SOFR Average + 1.60%), 5.78%, due 2/25/2055	11,081,064 (h)
14,775,409	Series 2025-6, Class LF, (30 day USD SOFR Average + 1.80%), 5.98%, due 2/25/2055	14,906,358 (h)
2,490,939	Series 2025-1, Class AF, (30 day USD SOFR Average + 1.85%), 6.00%, due 2/25/2055	2,517,143 (h)
13,228,295	Series 2025-6, Class FB, (30 day USD SOFR Average + 2.00%), 6.00%, due 2/25/2055	13,386,507 (h)
10,909,823	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 5.88%, due 5/25/2055	10,987,497 (h)
GCAT Trust
4,591,470	Series 2025-NQM2, Class A3, 6.01%, due 4/25/2070	4,635,168 (d)
2,542,000	Series 2025-NQM2, Class M1, 6.33%, due 4/25/2070	2,568,014 (d)(e)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
Government National Mortgage Association REMIC
$3,863,876	Series 2015-187, Class AI, 4.50%, due 12/20/2045	$790,648 (g)
6,708,789	Series 2020-86, Class WK, 1.00%, due 6/20/2050	5,209,442
6,568,382	Series 2020-112, Class KA, 1.00%, due 8/20/2050	5,099,050
7,308,773	Series 2020-151, Class MI, 2.50%, due 10/20/2050	1,084,151 (g)
5,829,304	Series 2021-103, Class HE, 2.00%, due 6/20/2051	4,874,281
6,018,284	Series 2021-119, Class NC, 1.50%, due 7/20/2051	5,011,305
16,980,251	Series 2021-139, Class IE, 3.50%, due 8/20/2051	3,226,368 (g)
12,493,617	Series 2021-177, Class IG, 3.50%, due 10/20/2051	1,909,280 (g)
9,101,441	Series 2022-29, Class PI, 3.50%, due 2/20/2052	1,129,729 (g)
3,765,291	Series 2024-61, Class FA, (30 day USD SOFR Average + 1.15%), 5.33%, due 4/20/2054	3,772,352 (h)
10,047,812	Series 2025-4, Class FY, (30 day USD SOFR Average + 1.60%), 5.78%, due 1/20/2055	10,113,417 (h)
GS Mortgage-Backed Securities Trust
481,368	Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	484,554 (d)(e)
3,779,337	Series 2025-PJ8, Class A19, 6.00%, due 2/25/2056	3,819,345 (d)(e)
JP Morgan Mortgage Trust
592,057	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	590,567 (d)(e)
767,123	Series 2025-2, Class A4, 6.00%, due 7/25/2055	777,384 (d)(e)
4,636,703	Series 2025-2, Class A9A, 6.00%, due 7/25/2055	4,679,991 (d)(e)
2,725,465	Series 2025-NQM3, Class A2, 5.65%, due 11/25/2065	2,738,853 (d)
1,970,000	Series 2025-NQM3, Class M1A, 5.97%, due 11/25/2065	1,983,224 (d)(e)
14,325,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	14,393,611 (d)
Morgan Stanley Residential Mortgage Loan Trust
674,537	Series 2024-2, Class A5, 6.00%, due 3/25/2054	675,732 (d)(e)
1,557,200	Series 2024-3, Class A2, 6.00%, due 7/25/2054	1,565,193 (d)(e)
2,840,263	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	2,838,806 (d)
2,195,000	Series 2024-NQM3, Class M1, 5.61%, due 7/25/2069	2,181,304 (d)(e)
6,227,329	Series 2024-NQM5, Class A1, 5.65%, due 10/25/2069	6,258,456 (d)(e)
2,096,958	Series 2024-NQM5, Class A3, 6.00%, due 10/25/2069	2,110,253 (d)
1,384,000	Series 2024-NQM5, Class M1, 6.52%, due 10/25/2069	1,402,465 (d)(e)
New Residential Mortgage Loan Trust
7,627,000	Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	7,671,559 (d)
2,796,000	Series 2025-NQM3, Class M1, 6.32%, due 5/25/2065	2,842,367 (d)(e)
4,927,097	Series 2025-NQM4, Class A3, 5.81%, due 7/25/2065	4,957,006 (d)
1,496,000	Series 2025-NQM4, Class M1, 6.08%, due 7/25/2065	1,507,107 (d)(e)
8,007,018	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	8,076,575 (d)
NYMT Loan Trust
2,503,408	Series 2024-INV1, Class A1, 5.38%, due 6/25/2069	2,509,488 (d)(e)
4,998,160	Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	5,035,653 (d)
OBX Trust
5,594,076	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	5,631,121 (d)
6,530,601	Series 2021-NQM4, Class A1, 1.96%, due 10/25/2061	5,641,503 (d)(e)
2,497,253	Series 2024-NQM14, Class A2, 5.20%, due 9/25/2064	2,490,319 (d)
5,090,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	5,064,976 (d)(e)
2,240,282	Series 2025-NQM10, Class A3, 5.71%, due 5/25/2065	2,263,819 (d)
3,015,000	Series 2025-NQM10, Class M1, 6.04%, due 5/25/2065	3,036,821 (d)(e)
Sequoia Mortgage Trust
4,718,938	Series 2024-4, Class A10, 6.00%, due 5/25/2054	4,740,259 (d)(e)
1,541,893	Series 2024-7, Class A12, 5.50%, due 8/25/2054	1,540,658 (d)(e)
9,289,090	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	8,071,608 (d)(e)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$17,668,623	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, due 9/25/2066	$15,438,852 (d)(e)
4,629,709	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	4,455,209 (d)
Verus Securitization Trust
16,489,247	Series 2021-6, Class A1, 1.63%, due 10/25/2066	14,504,893 (d)(e)
4,240,777	Series 2021-6, Class A3, 1.89%, due 10/25/2066	3,742,854 (d)(e)
2,531,487	Series 2024-5, Class A1, 6.19%, due 6/25/2069	2,564,532 (d)
2,956,225	Series 2024-5, Class A2, 6.45%, due 6/25/2069	2,991,390 (d)
5,557,991	Series 2024-7, Class A1, 5.10%, due 9/25/2069	5,559,471 (d)(e)
3,848,685	Series 2024-7, Class A3, 5.40%, due 9/25/2069	3,842,993 (d)
905,442	Series 2024-8, Class A2, 5.62%, due 10/25/2069	909,025 (d)
5,255,000	Series 2024-8, Class M1, 5.99%, due 10/25/2069	5,277,769 (d)(e)
3,753,359	Series 2025-4, Class A3, 5.75%, due 5/25/2070	3,771,834 (d)
1,733,000	Series 2025-4, Class M1, 6.30%, due 5/25/2070	1,757,122 (d)(e)
4,975,000	Series 2025-3, Class M1, 6.65%, due 5/25/2070	5,063,821 (d)(e)
9,858,571	Series 2025-6, Class A3, 5.72%, due 7/25/2070	9,905,257 (d)
1,031,035,288
Commercial Mortgage-Backed 7.9%
6,290,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.09%, due 8/10/2035	5,944,050 (d)(e)
7,000,000	1301 Trust, Series 2025-1301, Class D, 6.22%, due 8/11/2042	7,102,392 (d)(e)
1,342,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 7.12%, due 6/15/2040	1,347,033 (d)(h)
6,690,000	BAHA Trust, Series 2024-MAR, Class A, 5.97%, due 12/10/2041	6,919,659 (d)(e)
4,725,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 6.93%, due 8/15/2039	4,747,576 (d)(h)
BANK
5,302,000	Series 2019-BN17, Class C, 4.51%, due 4/15/2052	4,940,674 (e)
1,376,000	Series 2021-BN38, Class C, 3.22%, due 12/15/2064	1,151,754 (e)
BANK5
2,647,000	Series 2024-5YR5, Class B, 6.54%, due 2/15/2029	2,747,822 (e)
2,138,000	Series 2023-5YR3, Class C, 7.32%, due 9/15/2056	2,226,301 (e)
1,700,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	1,516,495 (d)
3,843,000	Series 2024-5YR7, Class B, 6.94%, due 6/15/2057	4,046,714
3,039,000	Series 2024-5YR12, Class C, 6.30%, due 12/15/2057	3,125,489 (e)
2,665,000	Series 2025-5YR17, Class D, 4.50%, due 11/15/2058	2,350,147 (d)
3,220,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	3,225,992 (e)
3,236,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class C, 3.71%, due 11/15/2052	2,856,854
BBCMS Mortgage Trust
2,570,000	Series 2018-TALL, Class A, (1 mo. USD Term SOFR + 0.92%), 4.95%, due 3/15/2037	2,422,225 (d)(h)
3,623,000	Series 2018-TALL, Class B, (1 mo. USD Term SOFR + 1.17%), 5.20%, due 3/15/2037	3,351,275 (d)(h)
3,000,000	Series 2018-TALL, Class C, (1 mo. USD Term SOFR + 1.32%), 5.35%, due 3/15/2037	2,730,000 (d)(h)
2,370,000	Series 2018-TALL, Class D, (1 mo. USD Term SOFR + 1.65%), 5.68%, due 3/15/2037	2,109,300 (d)(h)
90,264,265	Series 2021-C11, Class XA, 1.32%, due 9/15/2054	4,765,682 (e)(g)
32,827,172	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	2,071,168 (e)(g)
2,167,000	Series 2024-5C31, Class C, 5.76%, due 12/15/2057	2,166,966 (e)
Benchmark Mortgage Trust
1,600,000	Series 2020-B16, Class C, 3.64%, due 2/15/2053	1,321,434 (e)
257,000	Series 2020-B17, Class B, 2.92%, due 3/15/2053	218,270
46,855,882	Series 2021-B30, Class XA, 0.80%, due 11/15/2054	1,776,213 (e)(g)
2,077,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	2,163,546 (e)
1,509,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	1,553,552 (e)
1,759,000	Series 2024-V6, Class D, 4.00%, due 3/15/2057	1,587,400

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$2,222,000	Series 2024-V6, Class C, 6.67%, due 3/15/2057	$2,281,763
BLP Commercial Mortgage Trust
7,977,000	Series 2025-IND, Class A, (1 mo. USD Term SOFR + 1.20%), 5.23%, due 3/15/2042	7,949,579 (d)(h)
1,832,000	Series 2025-IND, Class C, (1 mo. USD Term SOFR + 1.80%), 5.83%, due 3/15/2042	1,823,985 (d)(h)
BMO Mortgage Trust
1,346,000	Series 2024-5C3, Class B, 6.56%, due 2/15/2057	1,389,468 (e)
2,250,000	Series 2024-5C3, Class C, 6.86%, due 2/15/2057	2,309,571 (e)
1,695,000	Series 2024-5C8, Class C, 5.74%, due 12/15/2057	1,689,986 (e)
1,875,000	Series 2025-5C10, Class D, 4.50%, due 5/15/2058	1,669,421 (d)
1,856,674	BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, due 3/10/2033	1,768,812 (d)
BX Commercial Mortgage Trust
4,984,382	Series 2024-KING, Class C, (1 mo. USD Term SOFR + 1.94%), 5.97%, due 5/15/2034	4,990,612 (d)(h)
5,704,896	Series 2024-KING, Class D, (1 mo. USD Term SOFR + 2.49%), 6.52%, due 5/15/2034	5,722,634 (d)(h)
968,828	Series 2021-VOLT, Class A, (1 mo. USD Term SOFR + 0.81%), 4.85%, due 9/15/2036	968,230 (d)(h)
615,034	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 5.80%, due 9/15/2036	614,458 (d)(h)
4,844,141	Series 2021-VOLT, Class E, (1 mo. USD Term SOFR + 2.11%), 6.15%, due 9/15/2036	4,839,599 (d)(h)
9,482,890	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.55%, due 9/15/2036	9,473,999 (d)(h)
425,904	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 5.97%, due 2/15/2039	426,303 (d)(h)
2,359,065	Series 2024-XL4, Class C, (1 mo. USD Term SOFR + 2.19%), 6.22%, due 2/15/2039	2,364,963 (d)(h)
7,161,556	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 6.72%, due 2/15/2039	7,177,222 (d)(h)
2,040,625	Series 2023-XL3, Class D, (1 mo. USD Term SOFR + 3.59%), 7.62%, due 12/9/2040	2,044,451 (d)(h)
5,558,586	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 6.72%, due 3/15/2041	5,569,008 (d)(h)
1,000,000	Series 2024-GPA2, Class A, (1 mo. USD Term SOFR + 1.54%), 5.57%, due 11/15/2041	1,000,000 (d)(h)
7,230,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.22%, due 11/15/2041	7,243,460 (d)(h)
BX Trust
996,115	Series 2025-ROIC, Class A, (1 mo. USD Term SOFR + 1.14%), 5.18%, due 3/15/2030	993,936 (d)(h)
13,461,498	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.02%, due 3/15/2030	13,411,017 (d)(h)
793,182	Series 2021-LBA, Class AV, (1 mo. USD Term SOFR + 0.91%), 4.95%, due 2/15/2036	792,468 (d)(h)
9,726,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.67%, due 2/15/2041	9,695,870 (d)(h)
9,937,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 6.92%, due 6/15/2041	9,937,000 (d)(h)
1,320,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	1,259,681 (d)
5,000,000	Series 2019-OC11, Class E, 3.94%, due 12/9/2041	4,592,308 (d)(e)
7,275,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.78%, due 7/15/2042	7,302,281 (d)(h)
273,000	Series 2025-VLT7, Class C, (1 mo. USD Term SOFR + 2.35%), 6.38%, due 7/15/2044	274,109 (d)(h)
9,761,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 7.28%, due 7/15/2044	9,815,686 (d)(h)
12,431,000	Series 2025-LIFE, Class A, 5.88%, due 6/13/2047	12,796,611 (d)(e)
BXP Trust
7,600,000	Series 2017-GM, Class C, 3.42%, due 6/13/2039	7,354,436 (d)(e)
4,150,000	Series 2017-GM, Class D, 3.42%, due 6/13/2039	3,997,461 (d)(e)
CHI Commercial Mortgage Trust
6,017,000	Series 2025-SFT, Class B, 5.87%, due 4/15/2042	6,165,155 (d)(e)
1,835,000	Series 2025-SFT, Class C, 6.60%, due 4/15/2042	1,902,058 (d)(e)
Citigroup Commercial Mortgage Trust
2,425,000	Series 2023-PRM3, Class C, 6.36%, due 7/10/2028	2,487,878 (d)(e)
2,776,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	2,811,600 (d)(e)
894,000	Series 2017-P8, Class C, 4.25%, due 9/15/2050	705,283 (e)
COMM Mortgage Trust
572,000	Series 2025-167G, Class E, 8.20%, due 8/10/2040	572,776 (d)(e)
3,733,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	3,829,288 (d)(e)
5,507,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	5,847,332 (d)(e)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
CONE Trust
$3,816,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.67%, due 8/15/2041	$3,811,230 (d)(h)
2,900,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.07%, due 8/15/2041	2,895,510 (d)(h)
4,793,000	DC Office Trust, Series 2019-MTC, Class D, 3.07%, due 9/15/2045	4,071,569 (d)(e)
ELM Trust
6,141,000	Series 2024-ELM, Class D10, 6.63%, due 6/10/2039	6,177,058 (d)(e)
3,950,000	Series 2024-ELM, Class D15, 6.67%, due 6/10/2039	3,972,505 (d)(e)
5,464,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.07%, due 10/10/2041	5,499,522 (d)(e)
Federal Home Loan Mortgage Corp. Multiclass Certificates
61,820,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	2,338,836 (g)
27,400,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	1,187,195 (e)(g)
65,436,000	Series 2020-RR04, Class X, 2.13%, due 2/27/2029	3,412,756 (e)(g)
18,835,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	670,287 (e)(g)
2,651,658	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.03%, due 5/25/2044	2,691,747 (d)(h)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
70,984,000	Series K083, Class XAM, 0.05%, due 10/25/2028	217,041 (e)(g)
77,922,000	Series K085, Class XAM, 0.06%, due 10/25/2028	215,228 (e)(g)
GS Mortgage Securities Trust
14,531	Series 2011-GC5, Class XA, 0.00%, due 8/10/2044	10 (d)(e)(g)
1,001,474	Series 2015-GS1, Class AS, 4.04%, due 11/10/2048	992,661 (e)
3,237,000	Series 2016-GS2, Class C, 4.69%, due 5/10/2049	3,142,884 (e)
2,360,000	Series 2019-GC42, Class B, 3.36%, due 9/10/2052	2,133,338
3,284,000	Series 2019-GC42, Class C, 3.70%, due 9/10/2052	2,812,107 (e)
Hilton USA Trust
1,534,500	Series 2016-HHV, Class C, 4.19%, due 11/5/2038	1,520,802 (d)(e)
3,000,000	Series 2016-HHV, Class E, 4.19%, due 11/5/2038	2,953,425 (d)(e)
1,000,000	Series 2016-HHV, Class B, 4.19%, due 11/5/2038	993,577 (d)(e)
Hudson Yards Mortgage Trust
1,035,000	Series 2016-10HY, Class A, 2.84%, due 8/10/2038	1,018,639 (d)
1,691,058	Series 2016-10HY, Class C, 2.98%, due 8/10/2038	1,656,514 (d)(e)
6,032,000	Series 2025-SPRL, Class D, 6.34%, due 1/13/2040	6,266,891 (d)(e)
3,116,000	Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	3,218,853 (d)(e)
6,413,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.28%, due 3/15/2042	6,425,034 (d)(h)
IP Mortgage Trust
2,816,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	2,859,129 (d)(e)
3,899,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	3,947,459 (d)(e)
3,277,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	3,323,398 (d)(e)
8,722,000	IRV Trust, Series 2025-200P, Class C, 5.73%, due 3/14/2047	8,819,071 (d)(e)
JP Morgan Chase Commercial Mortgage Securities Trust
800,000	Series 2016-NINE, Class A, 2.85%, due 9/6/2038	787,122 (d)(e)
6,038,000	Series 2022-OPO, Class D, 3.45%, due 1/5/2039	4,870,666 (d)(e)
346,000	Series 2022-OPO, Class C, 3.45%, due 1/5/2039	285,984 (d)(e)
MAD Commercial Mortgage Trust
11,300,000	Series 2025-11MD, Class D, 6.36%, due 10/15/2042	11,307,850 (d)(e)
6,200,000	Series 2025-11MD, Class E, 7.33%, due 10/15/2042	6,173,964 (d)(e)
Manhattan West Mortgage Trust
7,703,000	Series 2020-1MW, Class D, 2.33%, due 9/10/2039	7,265,506 (d)(e)
6,402,000	Series 2020-1MW, Class C, 2.33%, due 9/10/2039	6,093,308 (d)(e)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$4,677,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 6.32%, due 5/15/2041	$4,619,430 (d)(h)
Morgan Stanley Bank of America Merrill Lynch Trust
1,341,000	Series 2017-C33, Class C, 4.56%, due 5/15/2050	1,248,088 (e)
5,156,000	Series 2025-5C1, Class C, 6.64%, due 3/15/2058	5,349,661 (e)
5,820,000	Series 2025-C35, Class C, 6.35%, due 8/15/2058	6,035,909 (e)
Morgan Stanley Capital I Trust
1,291,000	Series 2017-H1, Class B, 4.08%, due 6/15/2050	1,253,628
2,504,550	Series 2017-H1, Class C, 4.28%, due 6/15/2050	2,352,222 (e)
1,301,000	Series 2018-H4, Class C, 5.05%, due 12/15/2051	1,202,177 (e)
MSWF Commercial Mortgage Trust
2,302,000	Series 2023-1, Class C, 6.68%, due 5/15/2056	2,426,167 (e)
1,812,000	Series 2023-2, Class C, 7.02%, due 12/15/2056	1,919,347 (e)
2,420,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class C, 4.98%, due 11/5/2041	2,414,552 (d)(e)
1,870,000	NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.17%, due 2/10/2047	1,925,488 (d)(e)
NYC Commercial Mortgage Trust
732,000	Series 2025-3BP, Class A, (1 mo. USD Term SOFR + 1.21%), 5.25%, due 2/15/2042	727,425 (d)(h)
4,651,000	Series 2025-3BP, Class C, (1 mo. USD Term SOFR + 1.89%), 5.92%, due 2/15/2042	4,633,559 (d)(h)
5,166,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.47%, due 2/15/2042	5,168,316 (d)(h)
One Market Plaza Trust
2,585,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	2,462,408 (d)
2,807,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	2,666,861 (d)
2,476,000	Series 2017-1MKT, Class D, 4.15%, due 2/10/2032	2,327,623 (d)
ONE Mortgage Trust
1,537,000	Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 5.65%, due 3/15/2036	1,459,073 (d)(h)
4,391,000	Series 2021-PARK, Class E, (1 mo. USD Term SOFR + 1.86%), 5.90%, due 3/15/2036	4,143,696 (d)(h)
6,725,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class C, 6.43%, due 7/15/2039	6,874,996 (d)(e)
264,925	OPEN Trust, Series 2023-AIR, Class A, (1 mo. USD Term SOFR + 3.09%), 7.12%, due 11/15/2040	264,925 (d)(h)
ORL Trust
1,000,000	Series 2024-GLKS, Class A, (1 mo. USD Term SOFR + 1.49%), 5.52%, due 12/15/2039	1,000,938 (d)(h)
5,189,000	Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 6.82%, due 12/15/2039	5,197,108 (d)(h)
9,430,000	PRM Trust, Series 2025-PRM6, Class E, 6.58%, due 7/5/2033	9,413,806 (d)(e)
14,793,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	15,464,450 (d)
9,192,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 7.97%, due 4/15/2042	9,266,100 (d)(h)
SFO Commercial Mortgage Trust
5,365,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 5.65%, due 5/15/2038	5,321,409 (d)(h)
4,310,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 1.91%), 5.95%, due 5/15/2038	4,266,900 (d)(h)
6,077,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.55%, due 5/15/2038	6,001,037 (d)(h)
7,187,163	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.73%, due 1/15/2039	7,142,243 (d)(h)
TCO Commercial Mortgage Trust
7,404,000	Series 2024-DPM, Class B, (1 mo. USD Term SOFR + 1.59%), 5.62%, due 12/15/2039	7,404,000 (d)(h)
3,121,000	Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.02%, due 12/15/2039	3,124,901 (d)(h)
3,577,000	TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A, (1 mo. USD Term SOFR + 1.29%), 5.33%, due 4/15/2042	3,570,293 (d)(h)
TRTX Issuer Ltd.
9,331,000	Series 2025-FL6, Class A, (1 mo. USD Term SOFR + 1.54%), 5.57%, due 9/18/2042	9,344,921 (d)(h)
4,876,000	Series 2025-FL7, Class C, (2.20% - 1 mo. USD Term SOFR), 0.00%, due 6/18/2043	4,879,041 (d)(h)(i)
4,660,000	Series 2025-FL7, Class D, (2.65% - 1 mo. USD Term SOFR), 0.00%, due 6/18/2043	4,668,224 (d)(h)(i)
2,069,000	Series 2025-FL7, Class E, (3.25% - 1 mo. USD Term SOFR), 0.00%, due 6/18/2043	2,074,105 (d)(h)(i)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
	U.S. Bank NA
$4,613,360	Series 2025-SUP1, Class C, (30 day USD SOFR Average + 1.90%), 6.08%, due 2/25/2032	$4,593,503 (d)(h)
3,459,104	Series 2025-SUP1, Class D, (30 day USD SOFR Average + 2.70%), 6.88%, due 2/25/2032	3,450,129 (d)(h)
	Wells Fargo Commercial Mortgage Trust
3,709,000	Series 2024-1CHI, Class C, 6.23%, due 7/15/2035	3,740,627 (d)(e)
2,914,000	Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	2,942,742 (d)(e)
1,730,000	Series 2016-NXS6, Class C, 4.34%, due 11/15/2049	1,645,076 (e)
5,525,000	Series 2017-C39, Class C, 4.12%, due 9/15/2050	5,006,709
5,086,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	5,178,443 (e)
	WF-RBS Commercial Mortgage Trust
102,868,000	Series 2013-C14, Class XB, 0.00%, due 6/15/2046	1,029 (e)(g)
1,527,861	Series 2014-C22, Class XA, 0.24%, due 9/15/2057	158 (e)(g)
		574,549,860
Federal Home Loan Mortgage Corp. 5.1%
	Pass-Through Certificates
16,713,915	2.50%, due 9/1/2051 - 10/1/2052	14,236,594
25,878,114	3.00%, due 11/1/2050 - 8/1/2052	23,019,434
34,011,263	3.50%, due 6/1/2052 - 11/1/2054	31,421,563
21,272,485	4.00%, due 8/1/2052 - 3/1/2054	20,285,809
16,574,645	4.50%, due 8/1/2052 - 12/1/2054	16,196,256
63,418,016	5.00%, due 10/1/2052 - 9/1/2055	63,298,550
89,690,119	5.50%, due 11/1/2052 - 9/1/2055	91,016,556
109,680,596	6.00%, due 12/1/2052 - 10/1/2055	112,519,871
		371,994,633
Federal National Mortgage Association 8.5%
	Pass-Through Certificates
32,938,033	2.50%, due 5/1/2051 - 7/1/2053	28,175,052
69,531,086	3.00%, due 6/1/2050 - 7/1/2052	61,837,720
47,534,156	3.50%, due 8/1/2051 - 4/1/2053	44,034,950
42,122,186	4.00%, due 2/1/2052 - 7/1/2055	40,108,028
49,591,630	4.50%, due 7/1/2052 - 12/1/2054	48,516,718
98,971,158	5.00%, due 8/1/2052 - 9/1/2055	98,764,200
146,220,651	5.50%, due 12/1/2052 - 9/1/2055	148,197,245
143,586,714	6.00%, due 1/1/2053 - 9/1/2055	147,431,270
		617,065,183
Government National Mortgage Association 3.7%
	Pass-Through Certificates
199	7.00%, due 8/15/2032	209
152,390,000	5.00%, TBA, 30 Year Maturity	151,908,935 (j)
89,925,000	5.50%, TBA, 30 Year Maturity	90,666,581 (j)
22,960,000	6.00%, TBA, 30 Year Maturity	23,366,430 (j)
		265,942,155
Uniform Mortgage-Backed Securities 12.5%
	Pass-Through Certificates
107,170,000	2.50%, TBA, 30 Year Maturity	90,973,018 (j)
110,310,000	3.50%, TBA, 30 Year Maturity	101,690,499 (j)
184,435,000	4.00%, TBA, 30 Year Maturity	174,974,864 (j)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value

Uniform Mortgage-Backed Securities – cont'd
$122,570,000	4.50%, TBA, 30 Year Maturity	$119,459,354 (j)
90,355,000	5.00%, TBA, 30 Year Maturity	89,893,013 (j)
239,735,000	5.50%, TBA, 30 Year Maturity	242,203,470 (j)
86,050,000	6.00%, TBA, 30 Year Maturity	87,991,027 (j)
907,185,245
Total Mortgage-Backed Securities (Cost $3,776,317,450)		3,767,772,364
Asset-Backed Securities 12.0%
Automobiles 2.3%
Ally Bank Auto Credit-Linked Notes
940,256	Series 2024-A, Class C, 6.02%, due 5/17/2032	952,978 (d)
461,062	Series 2024-A, Class D, 6.32%, due 5/17/2032	467,329 (d)
1,398,728	Series 2024-A, Class E, 7.92%, due 5/17/2032	1,424,161 (d)
492,311	Series 2024-B, Class C, 5.22%, due 9/15/2032	494,326 (d)
2,076,544	Series 2024-B, Class E, 6.68%, due 9/15/2032	2,090,073 (d)
6,622,920	Series 2025-A, Class C, 4.84%, due 6/15/2033	6,638,284 (d)
4,863,077	Series 2025-A, Class D, 4.99%, due 6/15/2033	4,877,134 (d)
Avis Budget Rental Car Funding AESOP LLC
2,220,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	2,226,930 (d)
1,000,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	971,239 (d)
3,423,000	Series 2023-1A, Class C, 6.23%, due 4/20/2029	3,516,968 (d)
3,130,000	Series 2023-8A, Class B, 6.66%, due 2/20/2030	3,314,163 (d)
3,636,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	3,773,125 (d)
2,920,000	Series 2025-2A, Class B, 5.51%, due 8/20/2031	3,001,727 (d)
1,766,000	Series 2025-2A, Class C, 6.24%, due 8/20/2031	1,838,607 (d)
1,381,724	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, (30 day USD SOFR Average + 1.50%), 5.68%, due 12/26/2031	1,385,907 (d)(h)
262,954	BMW Vehicle Lease Trust, Series 2024-2, Class A2B, (30 day USD SOFR Average + 0.42%), 4.60%, due 1/25/2027	263,005 (h)
Bridgecrest Lending Auto Securitization Trust
4,611,000	Series 2025-4, Class C, 4.80%, due 8/15/2031	4,610,899
6,190,000	Series 2025-4, Class D, 5.41%, due 8/15/2031	6,172,366
135,594	Capital One Prime Auto Receivables Trust, Series 2024-1, Class A2B, (30 day USD SOFR Average + 0.32%), 4.55%, due 10/15/2027	135,595 (h)
138,135	CarMax Auto Owner Trust, Series 2024-4, Class A2B, (30 day USD SOFR Average + 0.45%), 4.68%, due 12/15/2027	138,213 (h)
320,058	Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.75%, due 2/25/2033	321,266 (d)
14,653,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	14,761,667
Exeter Select Automobile Receivables Trust
500,000	Series 2025-2, Class A3, 4.43%, due 8/15/2030	502,166
4,656,000	Series 2025-2, Class C, 4.91%, due 12/15/2031	4,653,504
2,307,166	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.59%, due 6/15/2027	2,277,756 (d)
146,166	Ford Credit Auto Lease Trust, Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.63%, due 2/15/2027	146,185 (h)
Ford Credit Auto Owner Trust
311,731	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 4.63%, due 8/15/2027	311,867 (h)
271,224	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.41%), 4.64%, due 12/15/2027	271,413 (h)
GLS Auto Receivables Issuer Trust
334,000	Series 2025-2A, Class A3, 4.75%, due 1/16/2029	335,569 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$2,746,000	Series 2024-1A, Class D, 5.95%, due 12/17/2029	$2,792,070 (d)
3,479,000	Series 2025-2A, Class D, 5.59%, due 1/15/2031	3,513,168 (d)
GLS Auto Select Receivables Trust
546,000	Series 2025-3A, Class A2, 4.46%, due 10/15/2030	548,152 (d)
1,900,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	1,912,035 (d)
2,771,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	2,806,199 (d)
273,303	GM Financial Automobile Leasing Trust, Series 2024-3, Class A2B, (30 day USD SOFR Average + 0.47%), 4.65%, due 1/20/2027	273,424 (h)
266,155	GM Financial Consumer Automobile Receivables Trust, Series 2024-4, Class A2B, (30 day USD SOFR Average + 0.40%), 4.60%, due 10/18/2027	266,232 (h)
231,554	Harley-Davidson Motorcycle Trust, Series 2025-A, Class A2A, 4.71%, due 7/17/2028	232,038
Huntington Bank Auto Credit-Linked Notes
4,493,799	Series 2024-1, Class B1, 6.15%, due 5/20/2032	4,562,135 (d)
587,326	Series 2024-2, Class B2, (30 day USD SOFR Average + 1.35%), 5.53%, due 10/20/2032	589,047 (d)(h)
1,437,202	Series 2024-2, Class C, (30 day USD SOFR Average + 2.60%), 6.78%, due 10/20/2032	1,439,080 (d)(h)
Hyundai Auto Receivables Trust
318,171	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 4.63%, due 9/15/2027	318,316 (h)
270,749	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.34%), 4.57%, due 12/15/2027	270,851 (h)
Mercedes-Benz Auto Lease Trust
138,631	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.44%), 4.67%, due 12/15/2026	138,657 (h)
111,058	Series 2024-A, Class A2B, (30 day USD SOFR Average + 0.42%), 4.65%, due 2/16/2027	111,084 (h)
301,297	Nissan Auto Receivables Owner Trust, Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.38%), 4.61%, due 6/15/2027	301,377 (h)
338,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	337,420 (d)
134,122	Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A2B, (30 day USD SOFR Average + 0.28%), 4.46%, due 1/24/2028	134,110 (d)(h)
169,603	Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2B, (30 day USD SOFR Average + 0.44%), 4.62%, due 12/21/2026	169,651 (d)(h)
7,355,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	7,283,154 (d)
Santander Drive Auto Receivables Trust
2,132,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	2,153,825
15,813,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	15,956,969
SCCU Auto Receivables Trust
29,581	Series 2024-1A, Class A2, 5.45%, due 12/15/2027	29,617 (d)
3,760,000	Series 2025-1A, Class A4, 4.68%, due 9/15/2031	3,808,493 (d)
3,422,000	Series 2025-1A, Class B, 4.78%, due 12/15/2031	3,445,538 (d)
2,214,000	Series 2025-1A, Class C, 5.08%, due 2/17/2032	2,228,089 (d)
SFS Auto Receivables Securitization Trust
32,546	Series 2024-2A, Class A2, 5.71%, due 10/20/2027	32,567 (d)
4,009,000	Series 2024-1A, Class C, 5.51%, due 1/20/2032	4,111,504 (d)
Stellantis Financial Underwritten Enhanced Lease Trust
3,154,000	Series 2025-BA, Class B, 4.47%, due 7/20/2029	3,158,469 (d)
2,905,000	Series 2025-BA, Class C, 4.71%, due 1/22/2030	2,912,645 (d)
82,823	Tesla Auto Lease Trust, Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.59%), 4.77%, due 1/20/2027	82,845 (d)(h)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
Toyota Auto Receivables Owner Trust
$264,452	Series 2024-D, Class A2B, (30 day USD SOFR Average + 0.39%), 4.62%, due 8/16/2027	$264,506 (h)
399,934	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.56%, due 11/15/2027	399,971 (h)
600,000	Toyota Lease Owner Trust, Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.34%), 4.52%, due 5/22/2028	599,543 (d)(h)
1,861,936	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	1,882,043 (d)
Volkswagen Auto Lease Trust
146,076	Series 2024-A, Class A2B, (30 day USD SOFR Average + 0.47%), 4.65%, due 12/21/2026	146,144 (h)
600,000	Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.37%), 4.55%, due 4/20/2028	599,881 (h)
Volkswagen Auto Loan Enhanced Trust
178,428	Series 2024-1, Class A2B, (30 day USD SOFR Average + 0.36%), 4.54%, due 11/22/2027	178,492 (h)
254,474	Series 2025-1, Class A2B, (30 day USD SOFR Average + 0.44%), 4.62%, due 1/20/2028	254,555 (h)
Westlake Automobile Receivables Trust
8,358,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	8,476,570 (d)
6,439,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	6,463,925 (d)
9,527,000	Series 2025-2A, Class D, 5.08%, due 5/15/2031	9,546,397 (d)
World Omni Auto Receivables Trust
227,275	Series 2024-C, Class A2A, 4.78%, due 1/18/2028	227,596
408,398	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.56%, due 4/17/2028	408,390 (h)
248,150	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.39%), 4.62%, due 12/15/2027	248,275 (h)
167,489,471
Credit Card 0.1%
2,170,000	BA Credit Card Trust, Series 2023-A1, Class A1, 4.79%, due 5/15/2028	2,178,578
275,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, (1 mo. USD Term SOFR + 0.88%), 4.93%, due 5/14/2029	277,239 (h)
Evergreen Credit Card Trust
560,000	Series 2024-1A, Class A, (Secured Overnight Financing Rate + 0.68%), 4.83%, due 7/15/2028	561,348 (d)(h)
150,000	Series 2025-1A, Class A, (Secured Overnight Financing Rate + 0.59%), 4.83%, due 10/15/2029	150,043 (d)(h)
275,000	Trillium Credit Card Trust II, Series 2024-1A, Class A, (Secured Overnight Financing Rate + 0.75%), 4.86%, due 12/26/2028	275,212 (d)(h)
3,442,420
Home Equity 0.6%
JP Morgan Mortgage Trust
1,564,229	Series 2023-HE2, Class M1, (30 day USD SOFR Average + 2.25%), 6.43%, due 3/20/2054	1,574,270 (d)(h)
2,444,062	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.28%, due 5/20/2054	2,457,558 (d)(h)
605,375	Series 2023-HE3, Class M2, (30 day USD SOFR Average + 2.50%), 6.68%, due 5/20/2054	609,828 (d)(h)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Home Equity – cont'd
$2,156,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.18%, due 8/25/2054	$2,169,169 (d)(h)
1,606,000	Series 2024-HE1, Class M2, (30 day USD SOFR Average + 2.40%), 6.58%, due 8/25/2054	1,617,422 (d)(h)
598,653	Series 2024-HE2, Class A1, (30 day USD SOFR Average + 1.20%), 5.38%, due 10/20/2054	598,650 (d)(h)
744,056	Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.15%), 5.33%, due 7/20/2055	742,980 (d)(h)
OBX Trust
9,871,093	Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.78%, due 2/25/2055	9,915,846 (d)(h)
1,874,000	Series 2025-HE1, Class M1, (30 day USD SOFR Average + 1.90%), 6.08%, due 2/25/2055	1,883,692 (d)(h)
RCKT Mortgage Trust
2,303,000	Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	2,294,930 (d)
2,315,000	Series 2025-CES10, Class A2, 5.16%, due 11/25/2055	2,306,982 (d)
5,775,000	Series 2025-CES10, Class A3, 5.31%, due 11/25/2055	5,753,471 (d)
Towd Point Mortgage Trust
6,383,048	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	6,418,317 (d)
737,396	Series 2024-CES1, Class A1B, 6.05%, due 1/25/2064	741,397 (d)
6,445,177	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	6,501,348 (d)
45,585,860
Other 8.4%
3,000,000	1988 CLO 1 Ltd., Series 2022-1A, Class ER, (3 mo. USD Term SOFR + 6.10%), 10.00%, due 10/15/2039	2,994,340 (d)(h)
1,500,000	1988 CLO 2 Ltd., Series 2023-2A, Class ER, (3 mo. USD Term SOFR + 5.25%), 9.15%, due 4/15/2038	1,446,701 (d)(h)
AASET Trust
273,449	Series 2020-1A, Class A, 3.35%, due 1/16/2040	269,059 (d)
6,142,696	Series 2025-1A, Class A, 5.94%, due 2/16/2050	6,251,038 (d)
1,000,000	AB BSL CLO 5 Ltd., Series 2024-5A, Class E, (3 mo. USD Term SOFR + 6.10%), 9.98%, due 1/20/2038	1,005,165 (d)(h)
1,570,000	AGL CLO 33 Ltd., Series 2024-33A, Class A1, (3 mo. USD Term SOFR + 1.35%), 5.22%, due 7/21/2037	1,573,861 (d)(h)
1,000,000	AIMCO CLO, Series 2018-AA, Class ER, (3 mo. USD Term SOFR + 5.25%), 9.13%, due 10/17/2037	998,702 (d)(h)
1,000,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, due 1/21/2031	1,019,697 (d)
445,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, due 8/20/2032	452,232 (d)
2,000,000	Apidos CLO LII Ltd., Series 2025-52A, Class D1, (3 mo. USD Term SOFR + 2.40%), 6.28%, due 4/20/2038	1,999,987 (d)(h)
4,000,000	Apidos CLO XLVI Ltd., Series 2023-46A, Class A1R, (1.20% - 3 mo. USD Term SOFR), 0.00%, due 10/24/2038	4,001,092 (d)(h)(i)
ARES LIII CLO Ltd.
3,250,000	Series 2019-53A, Class D1R, (3 mo. USD Term SOFR + 3.10%), 6.97%, due 10/24/2036	3,242,506 (d)(h)
1,700,000	Series 2019-53A, Class ER, (3 mo. USD Term SOFR + 7.00%), 10.87%, due 10/24/2036	1,704,451 (d)(h)
2,650,000	ARES LVI CLO Ltd., Series 2020-56A, Class D1R2, (3 mo. USD Term SOFR + 2.85%), 6.71%, due 1/25/2038	2,657,125 (d)(h)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$250,000	Assurant CLO II Ltd., Series 2018-2A, Class D, (3 mo. USD Term SOFR + 3.11%), 7.00%, due 4/20/2031	$247,734 (d)(h)
26,241	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	26,334 (d)
Bain Capital Credit CLO Ltd.
2,000,000	Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.96%, due 10/23/2037	2,009,938 (d)(h)
1,375,000	Series 2023-2A, Class ER, (3 mo. USD Term SOFR + 5.25%), 9.13%, due 7/18/2038	1,339,807 (d)(h)
1,500,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.45%), 9.66%, due 7/23/2038	1,482,216 (d)(h)
1,000,000	Series 2025-4A, Class E, (3 mo. USD Term SOFR + 4.95%), 8.81%, due 1/17/2039	999,991 (d)(h)
1,000,000	Ballyrock CLO 14 Ltd., Series 2020-14A, Class C1R, (3 mo. USD Term SOFR + 3.00%), 6.88%, due 7/20/2037	1,004,394 (d)(h)
1,000,000	Ballyrock CLO 26 Ltd., Series 2024-26A, Class D, (3 mo. USD Term SOFR + 6.10%), 9.96%, due 7/25/2037	1,009,151 (d)(h)
4,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 6.76%, due 10/25/2037	4,260,157 (d)(h)
Barings CLO Ltd.
2,750,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.00%), 9.06%, due 3/31/2038	2,744,674 (d)(h)
3,200,000	Series 2025-2A, Class E, (3 mo. USD Term SOFR + 5.75%), 10.02%, due 7/20/2038	3,235,405 (d)(h)
1,800,000	Series 2025-5A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.97%, due 10/15/2038	1,798,586 (d)(h)
1,000,000	Battalion CLO XXI Ltd., Series 2021-21A, Class D, (3 mo. USD Term SOFR + 3.56%), 7.47%, due 7/15/2034	959,026 (d)(h)
1,500,000	Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.62%, due 10/20/2038	1,493,349 (d)(h)
2,500,000	Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class D1R2, (3 mo. USD Term SOFR + 3.15%), 7.05%, due 10/15/2037	2,514,234 (d)(h)
1,000,000	Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ERR, (3 mo. USD Term SOFR + 4.90%), 8.80%, due 10/15/2038	995,446 (d)(h)
6,350,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	6,422,188 (d)
Business Jet Securities LLC
5,276,037	Series 2024-1A, Class A, 6.20%, due 5/15/2039	5,407,362 (d)
1,868,165	Series 2024-1A, Class C, 9.13%, due 5/15/2039	1,918,633 (d)
3,694,485	Series 2024-2A, Class B, 5.75%, due 9/15/2039	3,682,375 (d)
1,000,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 6.67%), 10.58%, due 4/15/2034	978,752 (d)(h)
Canyon CLO Ltd.
500,000	Series 2025-1A, Class D1, (3 mo. USD Term SOFR + 2.75%), 6.65%, due 4/15/2038	502,546 (d)(h)
1,125,000	Series 2025-1A, Class E, (3 mo. USD Term SOFR + 4.75%), 8.65%, due 4/15/2038	1,123,212 (d)(h)
3,000,000	Series 2025-3A, Class D1, (2.70% - 3 mo. USD Term SOFR), 0.00%, due 1/15/2039	3,000,000 (d)(h)(i)
3,300,000	Series 2025-3A, Class E, (5.00% - 3 mo. USD Term SOFR), 0.00%, due 1/15/2039	3,300,000 (d)(h)(i)
1,000,000	Carbone CLO Ltd., Series 2017-1A, Class C, (3 mo. USD Term SOFR + 2.86%), 6.75%, due 1/20/2031	1,000,714 (d)(h)
Castlelake Aircraft Structured Trust
4,644,583	Series 2025-1A, Class C, 7.75%, due 2/15/2050	4,666,989 (d)
10,096,182	Series 2025-2A, Class A, 5.47%, due 8/15/2050	10,203,113 (d)
CCG Receivables Trust
68,328	Series 2023-1, Class A2, 5.82%, due 9/16/2030	68,652 (d)
2,495,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	2,533,126 (d)
3,788,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	3,855,041 (d)
1,147,000	Series 2025-1, Class A2, 4.48%, due 10/14/2032	1,150,897 (d)
1,113,000	Series 2025-1, Class B, 4.69%, due 10/14/2032	1,125,520 (d)
2,291,000	Series 2025-1, Class C, 4.89%, due 10/14/2032	2,310,023 (d)
1,575,000	Series 2025-1, Class D, 5.28%, due 10/14/2032	1,583,647 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$6,461,538	Centersquare Issuer LLC, Series 2025-4A, Class A2, 5.20%, due 8/25/2055	$6,104,773
2,000,000	CIFC Funding Ltd., Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 2.95%), 6.84%, due 10/16/2037	2,010,781 (d)(h)
Cloud Capital Holdco LP
8,621,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	8,726,972 (d)
4,959,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	5,059,799 (d)
1,500,000	Clover CLO LLC, Series 2020-1A, Class DRR, (3 mo. USD Term SOFR + 3.10%), 7.00%, due 7/15/2037	1,507,041 (d)(h)
CNH Equipment Trust
47,156	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.63%, due 10/15/2027	47,170 (h)
234,678	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.42%), 4.65%, due 2/18/2028	234,706 (h)
261,945	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.56%, due 8/15/2028	261,866 (h)
Compass Datacenters Issuer II LLC
3,335,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	3,360,431 (d)
2,362,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	2,386,663 (d)
2,760,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	2,825,727 (d)
7,780,000	Series 2024-2A, Class A1, 5.02%, due 8/25/2049	7,814,012 (d)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
10,224,000	Series 2025-1A, Class A2, 6.00%, due 5/20/2055	10,445,652 (d)
6,600,000	Series 2025-1A, Class C, 9.41%, due 5/20/2055	6,902,548 (d)
Crockett Partners Equipment Co. IIA LLC
3,699,045	Series 2024-1C, Class A, 6.05%, due 1/20/2031	3,718,210 (d)
1,854,545	Series 2024-1C, Class C, 10.16%, due 1/20/2031	1,838,598 (d)
3,000,000	Crown City CLO III, Series 2021-1A, Class C, (3 mo. USD Term SOFR + 3.56%), 7.45%, due 7/20/2034	2,999,992 (d)(h)
1,500,000	Crown City CLO VI, Series 2024-6A, Class D1, (3 mo. USD Term SOFR + 3.50%), 7.40%, due 7/15/2037	1,508,085 (d)(h)
CyrusOne Data Centers Issuer I LLC
2,650,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	2,614,654 (d)
2,422,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	2,445,874 (d)
130,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	128,623 (d)
Dell Equipment Finance Trust
123,000	Series 2025-1, Class A2, 4.68%, due 7/22/2027	123,432 (d)
15,225	Series 2024-1, Class A2, 5.58%, due 3/22/2030	15,235 (d)
2,330,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	2,367,982 (d)
149,000	DLLAD LLC, Series 2025-1A, Class A2, 4.46%, due 11/20/2028	149,576 (d)
300,000	Dryden 53 CLO Ltd., Series 2017-53A, Class D, (3 mo. USD Term SOFR + 2.66%), 6.57%, due 1/15/2031	296,357 (d)(h)
Eaton Vance CLO Ltd.
850,000	Series 2015-1A, Class DR, (3 mo. USD Term SOFR + 2.76%), 6.65%, due 1/20/2030	855,419 (d)(h)
2,000,000	Series 2020-2A, Class D1R2, (3 mo. USD Term SOFR + 3.20%), 7.10%, due 10/15/2037	2,010,188 (d)(h)
5,500,000	Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3 mo. USD Term SOFR + 1.43%), 5.31%, due 7/17/2037	5,513,876 (d)(h)
Elmwood CLO 44 Ltd.
1,250,000	Series 2025-7A, Class D, (3 mo. USD Term SOFR + 2.60%), 6.56%, due 10/20/2038	1,252,183 (d)(h)
1,250,000	Series 2025-7A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.66%, due 10/20/2038	1,249,245 (d)(h)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,500,000	Empower CLO Ltd., Series 2024-2A, Class D, (3 mo. USD Term SOFR + 3.20%), 7.10%, due 7/15/2037	$1,507,491 (d)(h)
3,000,000	Flatiron CLO 20 Ltd., Series 2020-1A, Class D1R2, (3 mo. USD Term SOFR + 2.65%), 6.67%, due 11/20/2038	3,000,598 (d)(h)
1,000,000	Flatiron RR CLO 27 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 2.90%), 6.78%, due 10/18/2037	1,001,991 (d)(h)
Foundation Finance Trust
4,270,004	Series 2024-2A, Class B, 4.93%, due 3/15/2050	4,272,321 (d)
1,414,201	Series 2024-2A, Class C, 5.32%, due 3/15/2050	1,414,313 (d)
4,998,318	Series 2024-2A, Class D, 6.59%, due 3/15/2050	5,031,101 (d)
784,139	Series 2025-1A, Class A, 4.95%, due 4/15/2050	792,307 (d)
Frontier Issuer LLC
9,566,748	Series 2023-1, Class A2, 6.60%, due 8/20/2053	9,685,741 (d)
8,855,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	9,166,162 (d)
2,000,000	Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, (3 mo. USD Term SOFR + 5.50%), 9.40%, due 7/15/2038	1,989,426 (d)(h)
2,500,000	Galaxy 36 CLO Ltd., Series 2025-36A, Class A1, (1.23% - 3 mo. USD Term SOFR), 0.00%, due 10/15/2038	2,500,685 (d)(h)(i)
8,604,000	Gracie Point International Funding LLC, Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 6.06%, due 3/1/2028	8,617,272 (d)(h)
41,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A2, 4.52%, due 10/15/2027	41,115 (d)
GreenSky Home Improvement Issuer Trust
549,899	Series 2025-1A, Class A2, 5.12%, due 3/25/2060	552,025 (d)
4,217,000	Series 2025-1A, Class B, 5.39%, due 3/25/2060	4,267,120 (d)
3,292,000	Series 2025-1A, Class C, 5.69%, due 3/25/2060	3,331,351 (d)
3,368,000	Series 2025-2A, Class B, 5.07%, due 6/25/2060	3,391,629 (d)
2,375,000	Series 2025-2A, Class C, 5.26%, due 6/25/2060	2,391,826 (d)
1,936,000	Series 2025-2A, Class D, 5.56%, due 6/25/2060	1,948,493 (d)
GreenSky Home Improvement Trust
7,556,840	Series 2024-1, Class B, 5.87%, due 6/25/2059	7,695,203 (d)
2,499,934	Series 2024-1, Class C, 6.36%, due 6/25/2059	2,556,035 (d)
2,138,981	Series 2024-1, Class D, 7.33%, due 6/25/2059	2,211,469 (d)
1,000,000	HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, (3 mo. USD Term SOFR + 6.97%), 10.86%, due 4/20/2034	983,082 (d)(h)
Hilton Grand Vacations Trust
728,643	Series 2022-1D, Class D, 6.79%, due 6/20/2034	726,423 (d)
1,143,475	Series 2022-2A, Class B, 4.74%, due 1/25/2037	1,139,702 (d)
1,555,127	Series 2024-2A, Class B, 5.65%, due 3/25/2038	1,580,922 (d)
3,119,609	Series 2024-2A, Class C, 5.99%, due 3/25/2038	3,163,286 (d)
1,884,276	Series 2024-2A, Class D, 6.91%, due 3/25/2038	1,934,471 (d)
891,023	Series 2024-1B, Class B, 5.99%, due 9/15/2039	904,524 (d)
779,481	Series 2024-1B, Class D, 8.85%, due 9/15/2039	801,881 (d)
9,441,373	Series 2025-2A, Class B, 4.73%, due 5/25/2044	9,474,160 (d)
4,450,343	Series 2025-2A, Class C, 5.12%, due 5/25/2044	4,468,360 (d)
HPEFS Equipment Trust
45,368	Series 2024-2A, Class A2, 5.50%, due 10/20/2031	45,401 (d)
5,731,000	Series 2024-2A, Class D, 5.82%, due 4/20/2032	5,850,475 (d)
117,000	Series 2025-1A, Class A2, 4.49%, due 9/20/2032	117,373 (d)
Invesco U.S. CLO Ltd.
1,000,000	Series 2025-2A, Class E, (3 mo. USD Term SOFR + 5.00%), 9.29%, due 7/15/2038	995,110 (d)(h)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$2,800,000	Series 2023-3A, Class ER, (3 mo. USD Term SOFR + 5.75%), 9.65%, due 7/15/2038	$2,762,573 (d)(h)
1,000,000	Series 2025-1A, Class E, (3 mo. USD Term SOFR + 6.00%), 10.28%, due 7/15/2038	1,004,714 (d)(h)
7,719,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	7,805,885 (d)
John Deere Owner Trust
376,384	Series 2023-C, Class A3, 5.48%, due 5/15/2028	379,648
295,000	Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.30%), 4.53%, due 7/17/2028	294,910 (h)
Kubota Credit Owner Trust
50,305	Series 2024-2A, Class A2, 5.45%, due 4/15/2027	50,513 (d)
771,000	Series 2025-2A, Class A2, 4.48%, due 4/17/2028	774,056 (d)
14,948,000	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	15,112,005 (d)
1,250,000	Magnetite LI Ltd., Series 2025-51A, Class E, (4.60% - 3 mo. USD Term SOFR), 0.00%, due 10/25/2038	1,250,000 (d)(h)(i)
1,000,000	Magnetite XLVIII Ltd., Series 2025-48A, Class E, (3 mo. USD Term SOFR + 4.85%), 9.14%, due 10/15/2038	999,506 (d)(h)
4,500,000	Magnetite XXVIII Ltd., Series 2020-28A, Class ERR, (3 mo. USD Term SOFR + 4.70%), 8.60%, due 1/15/2038	4,484,116 (d)(h)
MetroNet Infrastructure Issuer LLC
13,431,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	13,590,039 (d)
8,095,000	Series 2025-2A, Class C, 7.83%, due 8/20/2055	8,173,313 (d)
2,000,000	MidOcean Credit CLO XXI, Series 2025-21A, Class D1, (3 mo. USD Term SOFR + 2.80%), 6.66%, due 10/20/2038	2,002,016 (d)(h)
615,000	MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, due 12/13/2029	624,897 (d)
1,000,000	Morgan Stanley Eaton Vance CLO LLC, Series 2022-16A, Class D1, (3 mo. USD Term SOFR + 3.25%), 7.15%, due 4/15/2035	1,001,496 (d)(h)
MVW LLC
678,972	Series 2020-1A, Class B, 2.73%, due 10/20/2037	668,021 (d)
661,998	Series 2020-1A, Class C, 4.21%, due 10/20/2037	656,106 (d)
1,063,077	Series 2021-2A, Class B, 1.83%, due 5/20/2039	1,008,205 (d)
1,560,936	Series 2022-1A, Class B, 4.40%, due 11/21/2039	1,547,965 (d)
1,971,142	Series 2023-2A, Class C, 7.06%, due 11/20/2040	2,024,896 (d)
666,928	Series 2023-2A, Class D, 9.33%, due 11/20/2040	686,500 (d)
5,614,976	Series 2024-2A, Class B, 4.58%, due 3/20/2042	5,584,730 (d)
3,658,332	Series 2024-2A, Class C, 4.92%, due 3/20/2042	3,603,313 (d)
3,807,659	Series 2025-1A, Class B, 5.21%, due 9/22/2042	3,861,665 (d)
3,802,443	Series 2025-1A, Class C, 5.75%, due 9/22/2042	3,834,247 (d)
2,863,403	Series 2024-1A, Class B, 5.51%, due 2/20/2043	2,900,344 (d)
1,809,805	Series 2024-1A, Class C, 6.20%, due 2/20/2043	1,842,291 (d)
6,474,989	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	6,586,318 (d)
Oaktree CLO Ltd.
1,000,000	Series 2024-26A, Class E, (3 mo. USD Term SOFR + 6.50%), 10.38%, due 4/20/2037	1,006,306 (d)(h)
4,000,000	Series 2025-33A, Class E, (5.10% - 3 mo. USD Term SOFR), 0.00%, due 1/20/2039	4,000,000 (d)(h)(i)
OCP CLO Ltd.
3,000,000	Series 2024-35A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.96%, due 10/25/2037	3,016,464 (d)(h)
2,000,000	Series 2017-13A, Class ER2, (3 mo. USD Term SOFR + 5.90%), 9.77%, due 11/26/2037	1,976,792 (d)(h)
3,000,000	Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.53%, due 1/20/2038	3,017,836 (d)(h)
3,500,000	Series 2018-15A, Class ER, (3 mo. USD Term SOFR + 5.10%), 8.98%, due 1/20/2038	3,438,860 (d)(h)
2,000,000	Series 2025-46A, Class E, (4.55% - 3 mo. USD Term SOFR), 0.00%, due 10/15/2038	2,000,000 (d)(h)(i)
4,000,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.36%, due 4/20/2037	4,013,633 (d)(h)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
	$2,500,000	OHA Credit Funding 6 Ltd., Series 2020-6A, Class D1R2, (3 mo. USD Term SOFR + 2.85%), 6.73%, due 10/20/2037	$2,506,728 (d)(h)
OneMain Financial Issuance Trust
	1,000,000	Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,020,397 (d)
	2,556,000	Series 2023-1A, Class B, 5.94%, due 6/14/2038	2,651,180 (d)
OWN Equipment Fund I LLC
	8,479,571	Series 2024-2M, Class A, 5.70%, due 12/20/2032	8,439,498 (d)
	2,601,783	Series 2024-2M, Class B, 6.43%, due 12/20/2032	2,497,213 (d)
	1,225,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.90%, due 1/15/2038	1,224,997 (d)(h)
	2,000,000	Parallel Ltd., Series 2020-1A, Class DR, (3 mo. USD Term SOFR + 6.76%), 10.65%, due 7/20/2034	2,004,531 (d)(h)
PFS Financing Corp.
	280,000	Series 2024-E, Class A, (30 day USD SOFR Average + 0.85%), 5.08%, due 7/15/2028	280,574 (d)(h)
	664,000	Series 2024-D, Class A, 5.34%, due 4/15/2029	674,428 (d)
	300,000	PPM CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. USD Term SOFR + 3.36%), 7.24%, due 4/17/2034	297,330 (d)(h)
	3,000,000	RAD CLO 28 Ltd., Series 2024-28A, Class E, (3 mo. USD Term SOFR + 5.25%), 9.13%, due 4/20/2038	2,950,505 (d)(h)
	2,000,000	Rad CLO 30 Ltd., Series 2025-30A, Class D, (3 mo. USD Term SOFR + 5.10%), 9.07%, due 10/15/2038	1,999,376 (d)(h)
	3,000,000	Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3 mo. USD Term SOFR + 1.32%), 5.18%, due 1/25/2038	3,006,354 (d)(h)
	2,500,000	RR 34 Ltd., Series 2024-34RA, Class DR, (3 mo. USD Term SOFR + 5.50%), 9.40%, due 10/15/2039	2,525,649 (d)(h)
	1,000,000	RR 36 Ltd., Series 2024-36RA, Class DR, (3 mo. USD Term SOFR + 5.25%), 9.15%, due 1/15/2040	1,003,385 (d)(h)
EUR	2,150,000	RRE 10 Loan Management DAC, Series 10A, Class DR, (5.30% - 3 mo. EUR EURIBOR), 0.00%, due 3/15/2038	2,478,198 (d)(h)(i)
	$1,000,000	Sandstone Peak Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.06%), 10.97%, due 10/15/2034	996,245 (d)(h)
Sierra Timeshare Receivables Funding LLC
	146,397	Series 2021-2A, Class C, 1.95%, due 9/20/2038	144,887 (d)
	716,756	Series 2021-2A, Class D, 3.23%, due 9/20/2038	710,548 (d)
	914,168	Series 2022-1A, Class D, 6.00%, due 10/20/2038	911,282 (d)
	526,697	Series 2023-1A, Class C, 7.00%, due 1/20/2040	541,037 (d)
	529,507	Series 2023-2A, Class C, 7.30%, due 4/20/2040	548,824 (d)
	889,764	Series 2023-2A, Class D, 9.72%, due 4/20/2040	935,929 (d)
	241,935	Series 2023-3A, Class C, 7.12%, due 9/20/2040	250,155 (d)
	2,799,048	Series 2024-2A, Class C, 5.83%, due 6/20/2041	2,839,329 (d)
	4,812,260	Series 2024-3A, Class C, 5.32%, due 8/20/2041	4,833,567 (d)
	1,597,166	Series 2024-3A, Class D, 6.93%, due 8/20/2041	1,609,422 (d)
	666,361	Series 2025-1A, Class A, 4.81%, due 1/21/2042	669,976 (d)
	5,476,821	Series 2025-1A, Class D, 6.86%, due 1/21/2042	5,504,714 (d)
	1,899,152	Series 2024-1A, Class C, 5.94%, due 1/20/2043	1,927,353 (d)
	552,070	Series 2024-1A, Class D, 8.02%, due 1/20/2043	567,391 (d)
	3,271,010	Series 2025-2A, Class B, 4.93%, due 4/20/2044	3,276,861 (d)
	2,516,162	Series 2025-2A, Class C, 5.32%, due 4/20/2044	2,520,471 (d)
	3,015,200	Series 2025-2A, Class D, 6.79%, due 4/20/2044	3,020,628 (d)
	4,400,000	Series 2025-3A, Class D, 6.54%, due 8/22/2044	4,371,343 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
Signal Peak CLO 11 Ltd.
	$2,000,000	Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.98%, due 7/18/2037	$2,006,381 (d)(h)
	1,000,000	Series 2024-11A, Class E, (3 mo. USD Term SOFR + 6.00%), 9.88%, due 7/18/2037	1,006,203 (d)(h)
Sotheby's Artfi Master Trust
	7,654,000	Series 2024-1A, Class A1, 6.43%, due 12/22/2031	7,694,537 (d)
	2,068,000	Series 2024-1A, Class D, 7.91%, due 12/22/2031	2,074,564 (d)
Stack Infrastructure Issuer LLC
	1,250,000	Series 2023-2A, Class A2, 5.90%, due 7/25/2048	1,255,630 (d)
	7,090,000	Series 2023-3A, Class A2, 5.90%, due 10/25/2048	7,159,515 (d)
	7,719,000	Series 2025-1A, Class A2, 5.00%, due 5/25/2050	7,696,185 (d)
EUR	3,000,000	Stannaway Park CLO DAC, Series 1A, Class E, (5.40% - 3 mo. EUR EURIBOR), 0.00%, due 1/23/2038	3,457,950 (d)(h)(i)
	$1,250,000	Symphony CLO 34-PS Ltd., Series 2022-34A, Class ER2, (3 mo. USD Term SOFR + 6.00%), 9.87%, due 7/24/2038	1,257,664 (d)(h)
	1,100,000	Symphony CLO 44 Ltd., Series 2024-44A, Class E, (3 mo. USD Term SOFR + 6.15%), 10.06%, due 7/14/2037	1,113,348 (d)(h)
	336,326	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	336,924 (d)
Trafigura Securitisation Finance PLC
	3,114,000	Series 2024-1A, Class A2, 5.98%, due 11/15/2027	3,155,174 (d)
	6,208,000	Series 2024-1A, Class B, 7.29%, due 11/15/2027	6,284,017 (d)
	1,300,000	Trestles CLO II Ltd., Series 2018-2A, Class ER, (3 mo. USD Term SOFR + 6.60%), 10.46%, due 7/25/2037	1,318,275 (d)(h)
	1,750,000	Trestles CLO III Ltd., Series 2020-3A, Class ER, (3 mo. USD Term SOFR + 6.10%), 9.98%, due 10/20/2037	1,762,076 (d)(h)
	1,500,000	Trestles CLO IX Ltd., Series 2025-9A, Class D1, (3 mo. USD Term SOFR + 2.65%), 6.52%, due 1/15/2039	1,502,077 (d)(h)
	1,200,000	Trestles CLO Ltd., Series 2017-1A, Class ERR, (3 mo. USD Term SOFR + 5.95%), 9.81%, due 7/25/2037	1,203,850 (d)(h)
	1,500,000	Trestles CLO VI Ltd., Series 2023-6A, Class ER, (3 mo. USD Term SOFR + 4.75%), 8.61%, due 4/25/2038	1,475,434 (d)(h)
	2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.96%, due 10/25/2037	2,009,178 (d)(h)
	1,000,000	Trinitas CLO XXXI Ltd., Series 2024-31A, Class A1, (3 mo. USD Term SOFR + 1.35%), 5.21%, due 1/22/2038	1,002,276 (d)(h)
	6,000,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class C, 9.02%, due 4/20/2055	6,273,212 (d)
	5,790,000	Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.17%, due 10/15/2046	5,644,731 (d)
	23,116,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	23,259,285 (d)
Verizon Master Trust
	274,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.81%, due 4/22/2030	274,601 (h)
	289,000	Series 2024-6, Class A1B, (30 day USD SOFR Average + 0.67%), 4.85%, due 8/20/2030	290,635 (h)
Volofin Finance DAC
	4,963,481	Series 2024-1A, Class A, 5.94%, due 6/15/2037	5,055,898 (d)
	2,226,169	Series 2024-1A, Class B, 6.21%, due 6/15/2037	2,280,520 (d)
Voya CLO Ltd.
	1,400,000	Series 2024-2A, Class E, (3 mo. USD Term SOFR + 6.05%), 9.93%, due 7/20/2037	1,412,348 (d)(h)
	1,000,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.40%), 9.73%, due 7/20/2038	1,005,494 (d)(h)
	1,750,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 6.88%, due 7/18/2037	1,757,508 (d)(h)
	2,600,000	Whitebox CLO II Ltd., Series 2020-2A, Class E1R2, (3 mo. USD Term SOFR + 5.75%), 9.62%, due 10/24/2037	2,585,844 (d)(h)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$3,174,466	Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, due 6/15/2050	$3,225,635 (d)
Wireless PropCo Funding LLC
5,350,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	5,117,457 (d)
2,000,000	Series 2025-1A, Class C, 8.51%, due 6/25/2055	2,045,088 (d)
611,219,700
Student Loan 0.5%
Bayview Opportunity Master Fund VII LLC
1,538,581	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.98%, due 6/25/2047	1,525,704 (d)(h)
653,616	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 6.93%, due 6/25/2047	659,091 (d)(h)
5,766,610	Series 2025-EDU1, Class A, (30 day USD SOFR Average + 1.30%), 5.48%, due 7/27/2048	5,745,892 (d)(h)
9,134,380	Series 2025-EDU1, Class B, (30 day USD SOFR Average + 1.70%), 5.88%, due 7/27/2048	9,067,681 (d)(h)
3,507,727	Series 2025-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.98%, due 7/27/2048	3,463,217 (d)(h)
3,100,580	Series 2025-EDU1, Class D, (30 day USD SOFR Average + 2.25%), 6.43%, due 7/27/2048	3,060,350 (d)(h)
801,299	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	816,987 (d)
Navient Private Education Refi Loan Trust
6,500,183	Series 2021-A, Class A, 0.84%, due 5/15/2069	5,952,715 (d)
999,943	Series 2021-BA, Class A, 0.94%, due 7/15/2069	914,343 (d)
1,403,041	Series 2024-A, Class A, 5.66%, due 10/15/2072	1,441,188 (d)
1,597,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.12%, due 5/15/2046	1,412,740 (d)
34,059,908
Telecommunications 0.1%
3,510,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	3,478,758 (d)
Total Asset-Backed Securities (Cost $858,324,233)		865,276,117

Corporate Bonds 31.9%
Advertising 0.1%
Clear Channel Outdoor Holdings, Inc.
420,000	7.75%, due 4/15/2028	416,820 (d)
1,547,143	7.50%, due 6/1/2029	1,518,131 (d)
1,495,000	7.13%, due 2/15/2031	1,541,731 (d)
1,490,000	7.50%, due 3/15/2033	1,558,039 (d)
2,680,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	2,646,500 (d)
7,681,221
Aerospace & Defense 0.5%
535,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	552,390 (d)
19,240,000	Boeing Co., 5.81%, due 5/1/2050	19,109,298
Bombardier, Inc.
2,735,000	7.25%, due 7/1/2031	2,902,984 (d)
535,000	7.00%, due 6/1/2032	561,692 (d)
125,000	6.75%, due 6/15/2033	131,219 (d)
825,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.96%, due 5/5/2026	826,674 (h)
2,405,000	Goat Holdco LLC, 6.75%, due 2/1/2032	2,455,897 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Aerospace & Defense – cont'd
		TransDigm, Inc.
	$1,515,000	6.38%, due 3/1/2029	$1,556,185 (d)
	1,295,000	7.13%, due 12/1/2031	1,351,029 (d)
	1,485,000	6.38%, due 5/31/2033	1,513,708 (d)
	3,160,000	6.75%, due 1/31/2034	3,274,654 (d)
			34,235,730
Agriculture 0.4%
		Imperial Brands Finance PLC
	9,375,000	5.88%, due 7/1/2034	9,770,323 (d)
	3,065,000	5.63%, due 7/1/2035	3,128,257 (d)
	2,600,000	6.38%, due 7/1/2055	2,701,311 (d)
	1,510,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 4/20/2035	1,580,321 (d)
	4,000,000	JR Simplot Co., 5.64%, due 9/30/2035	3,996,777
	779,000	Philip Morris International, Inc., (Secured Overnight Financing Rate + 0.83%), 4.90%, due 4/28/2028	784,348 (h)
EUR	1,600,000	Roquette Freres SA, 5.49%, due 11/25/2029	1,917,331 (k)(l)(m)
EUR	1,300,000	Sudzucker International Finance BV, 5.95%, due 5/28/2030	1,469,965 (k)(l)(m)
		Tereos Finance Groupe I SA
EUR	100,000	5.88%, due 4/30/2030	114,440 (m)
EUR	615,000	5.75%, due 4/30/2031	684,729 (m)
			26,147,802
Airlines 0.2%
EUR	1,600,000	Air France-KLM, 4.63%, due 5/23/2029	1,924,445 (m)
	$2,600,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	2,623,262 (d)
	254,000	Avianca Midco 2 PLC, 9.63%, due 2/14/2030	251,968 (d)
EUR	1,800,000	Deutsche Lufthansa AG, 5.25%, due 1/15/2055	2,171,194 (k)(m)
	$2,338,000	Gol Finance, Inc., 14.38%, due 6/6/2030	2,366,757 (d)
	30,000	Latam Airlines Group SA, 7.63%, due 1/7/2031	30,852 (d)
EUR	2,700,000	Transportes Aereos Portugueses SA, 5.13%, due 11/15/2029	3,228,177 (m)
	$1,750,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 2/1/2030	1,690,153 (d)
			14,286,808
Apparel 0.2%
		Beach Acquisition Bidco LLC
EUR	1,305,000	5.25%, due 7/15/2032	1,545,303 (m)
	$2,870,000	10.00% Cash/10.75% PIK, due 7/15/2033	3,081,421 (d)(n)
EUR	3,183,000	Birkenstock Financing SARL, 5.25%, due 4/30/2029	3,699,530 (m)
	$120,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	127,809 (d)
EUR	1,429,000	CT Investment GmbH, 6.38%, due 4/15/2030	1,711,175 (m)
	$270,000	S&S Holdings LLC, 8.38%, due 10/1/2031	257,938 (d)
		VF Corp.
EUR	1,148,000	4.25%, due 3/7/2029	1,315,271
	$1,060,000	2.95%, due 4/23/2030	931,899
			12,670,346
Auto Manufacturers 0.3%
	6,327,273	FCA U.S. LLC Lease-Backed Pass-Through Trust, 7.76%, due 3/10/2047	6,672,123 (d)(f)
	638,000	General Motors Financial Co., Inc., 5.40%, due 4/6/2026	640,818
	200,000	Hyundai Capital America, 5.50%, due 3/30/2026	200,848 (d)
EUR	2,260,000	Jaguar Land Rover Automotive PLC, 4.50%, due 7/15/2028	2,633,947 (m)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Auto Manufacturers – cont'd
		Nissan Motor Acceptance Co. LLC
	$275,000	7.05%, due 9/15/2028	$286,097 (d)
	265,000	5.63%, due 9/29/2028	264,804 (d)
	115,000	5.55%, due 9/13/2029	114,316 (d)
	220,000	6.13%, due 9/30/2030	218,100 (d)
		Nissan Motor Co. Ltd.
EUR	2,220,000	5.25%, due 7/17/2029	2,624,658 (m)
	$415,000	7.50%, due 7/17/2030	434,268 (d)
	1,025,000	4.81%, due 9/17/2030	961,364 (d)
	310,000	7.75%, due 7/17/2032	327,337 (d)
	520,000	8.13%, due 7/17/2035	553,047 (d)
EUR	200,000	Stellantis NV, 4.63%, due 6/6/2035	232,769 (m)
	$770,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate + 0.77%), 5.06%, due 8/7/2026	773,079 (h)
EUR	4,500,000	Volkswagen International Finance NV, 3.75%, due 12/28/2027	5,186,574 (k)(l)(m)
			22,124,149
Auto Parts & Equipment 0.5%
	$3,040,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	3,110,473 (d)
EUR	1,365,000	Dana Financing Luxembourg SARL, 8.50%, due 7/15/2031	1,684,771 (m)
	$1,005,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	856,148 (d)
		Forvia SE
EUR	735,000	5.63%, due 6/15/2030	877,464 (m)
EUR	402,000	5.38%, due 3/15/2031	475,533 (m)
EUR	1,950,000	5.50%, due 6/15/2031	2,317,942 (m)
	$1,450,000	6.75%, due 9/15/2033	1,470,840 (d)
		Goodyear Tire & Rubber Co.
	755,000	5.00%, due 7/15/2029	718,622
	220,000	5.25%, due 4/30/2031	202,994
EUR	200,000	Grupo Antolin Irausa SA, 3.50%, due 4/30/2028	154,541 (m)
		IHO Verwaltungs GmbH
EUR	1,927,059	8.75% Cash/ 9.50% PIK, due 5/15/2028	2,332,699 (m)(n)
	$1,600,000	7.75% Cash/8.50% PIK, due 11/15/2030	1,657,562 (d)(n)
		Schaeffler AG
EUR	800,000	4.75%, due 8/14/2029	952,121 (m)
EUR	3,700,000	4.50%, due 3/28/2030	4,358,705 (m)
EUR	1,500,000	5.38%, due 4/1/2031	1,830,136 (m)
		Valeo SE
EUR	1,600,000	5.88%, due 4/12/2029	1,986,819 (m)
EUR	1,700,000	4.50%, due 4/11/2030	2,002,735 (m)
EUR	700,000	5.13%, due 5/20/2031	834,547 (m)
		ZF Europe Finance BV
EUR	1,000,000	6.13%, due 3/13/2029	1,164,562 (m)
EUR	1,900,000	3.00%, due 10/23/2029	1,979,013 (m)
EUR	1,200,000	7.00%, due 6/12/2030	1,413,842 (m)
EUR	1,600,000	ZF Finance GmbH, 3.75%, due 9/21/2028	1,765,113 (m)
		ZF North America Capital, Inc.
	$885,000	6.88%, due 4/14/2028	890,443 (d)
	1,100,000	6.75%, due 4/23/2030	1,047,111 (d)
	1,260,000	7.50%, due 3/24/2031	1,211,604 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Auto Parts & Equipment – cont'd
	$510,000	6.88%, due 4/23/2032	$465,498 (d)
37,761,838
Banks 5.3%
	5,200,000	ABN AMRO Bank NV, 5.52%, due 12/3/2035	5,394,654 (d)(k)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	331,132 (m)
	$7,755,000	Banco Bilbao Vizcaya Argentaria SA, 7.75%, due 1/14/2032	8,274,058 (k)(l)
EUR	270,000	Banco BPM SpA, 3.38%, due 1/24/2030	319,919 (m)
Banco Bradesco SA
	$256,000	4.38%, due 3/18/2027	255,938 (d)
	200,000	6.50%, due 1/22/2030	210,500 (d)
	206,000	Banco de Credito del Peru SA, 6.45%, due 7/30/2035	214,034 (d)(k)
EUR	1,100,000	Banco de Sabadell SA, 6.00%, due 8/16/2033	1,358,759 (k)(m)
Banco Mercantil del Norte SA
	$1,500,000	6.63%, due 1/24/2032	1,473,337 (d)(k)(l)
	760,000	8.75%, due 5/20/2035	812,549 (d)(k)(l)
	570,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, due 12/10/2029	591,911 (d)
	4,400,000	Banco Santander SA, 4.75%, due 11/12/2026	4,333,392 (k)(l)
	273,000	Banco Votorantim SA, 5.88%, due 4/8/2028	276,079 (d)
Bangkok Bank PCL
	200,000	4.30%, due 6/15/2027	200,095 (d)
	1,270,000	5.65%, due 7/5/2034	1,345,278 (d)
	200,000	Bank Negara Indonesia Persero Tbk. PT, 3.75%, due 3/30/2026	198,475 (m)
Bank of America Corp.
	3,330,000	4.38%, due 1/27/2027	3,275,086 (k)(l)
	1,525,000	(Secured Overnight Financing Rate + 1.35%), 5.49%, due 9/15/2027	1,535,705 (h)
	6,735,000	4.95%, due 7/22/2028	6,825,361 (k)
	9,115,000	5.82%, due 9/15/2029	9,513,212 (k)
	5,705,000	6.63%, due 5/1/2030	5,938,905 (k)(l)
	465,000	Bank of New York Mellon, (Secured Overnight Financing Rate Index + 0.71%), 4.80%, due 4/20/2027	465,642 (h)
Bank of New York Mellon Corp.
	11,125,000	3.75%, due 12/20/2026	10,901,350 (k)(l)
	720,000	(Secured Overnight Financing Rate Index + 0.68%), 4.86%, due 6/9/2028	720,187 (h)
EUR	100,000	Bank of New Zealand, 2.55%, due 6/29/2027	115,814 (m)
Barclays PLC
	$3,550,000	4.38%, due 3/15/2028	3,388,231 (k)(l)
	2,065,000	8.00%, due 3/15/2029	2,197,773 (k)(l)
	3,090,000	9.63%, due 12/15/2029	3,498,955 (k)(l)
	4,170,000	7.63%, due 3/15/2035	4,410,213 (k)(l)
BNP Paribas SA
	690,000	9.25%, due 11/17/2027	734,268 (d)(k)(l)
	655,000	4.50%, due 2/25/2030	596,513 (d)(k)(l)
	7,210,000	4.63%, due 2/25/2031	6,513,156 (d)(k)(l)
	3,515,000	BPCE SA, 5.94%, due 5/30/2035	3,686,546 (d)(k)
EUR	100,000	Canadian Imperial Bank of Commerce, 2.50%, due 5/7/2030	114,696 (m)
CBQ Finance Ltd.
	$200,000	2.00%, due 5/12/2026	197,296 (m)
	200,000	5.38%, due 3/28/2029	206,101 (m)
EUR	100,000	CCF Holding SAS, 5.00%, due 5/27/2035	117,037 (k)(m)
	$1,693,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 4.96%, due 11/19/2027	1,696,190 (h)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Banks – cont'd
Citigroup, Inc.
	$245,000	4.00%, due 12/10/2025	$244,515 (k)(l)
	6,330,000	3.88%, due 2/18/2026	6,288,849 (k)(l)
	3,140,000	4.15%, due 11/15/2026	3,084,825 (k)(l)
	9,115,000	4.79%, due 3/4/2029	9,233,370 (k)
	3,670,000	7.13%, due 8/15/2029	3,785,598 (k)(l)
	4,340,000	7.00%, due 8/15/2034	4,637,876 (k)(l)
Citizens Financial Group, Inc.
	2,400,000	(3 mo. USD Term SOFR + 3.26%), 7.20%, due 1/6/2026	2,390,999 (h)(l)
	1,203,000	(3 mo. USD Term SOFR + 3.42%), 7.35%, due 1/6/2026	1,195,295 (h)(l)
EUR	200,000	Commonwealth Bank of Australia, 0.75%, due 2/28/2028	222,473 (m)
EUR	100,000	Crelan SA, 6.00%, due 2/28/2030	126,633 (k)(m)
	$5,490,000	Deutsche Bank AG, 4.95%, due 8/4/2031	5,541,577 (k)
Fifth Third Bancorp
	1,793,000	(3 mo. USD Term SOFR + 3.29%), 7.30%, due 11/30/2025	1,796,640 (h)(l)
	1,661,000	1.71%, due 11/1/2027	1,618,344 (k)
	4,070,000	4.34%, due 4/25/2033	3,963,205 (k)
	660,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.89%, due 1/28/2028	660,554 (h)
Goldman Sachs Group, Inc.
	685,000	3.80%, due 5/10/2026	674,926 (k)(l)
	1,060,000	3.65%, due 8/10/2026	1,038,996 (k)(l)
	1,345,000	4.13%, due 11/10/2026	1,322,907 (k)(l)
	325,000	(Secured Overnight Financing Rate + 0.82%), 4.99%, due 9/10/2027	325,656 (h)
	1,260,000	(Secured Overnight Financing Rate + 1.85%), 6.01%, due 3/15/2028	1,278,081 (h)
	4,430,000	7.50%, due 5/10/2029	4,694,790 (k)(l)
	9,115,000	6.48%, due 10/24/2029	9,685,409 (k)
	4,000,000	6.13%, due 11/10/2034	4,078,476 (k)(l)
	7,595,000	4.94%, due 10/21/2036	7,557,908 (k)
Grupo Aval Ltd.
	1,235,000	4.38%, due 2/4/2030	1,165,148 (d)
	200,000	4.38%, due 2/4/2030	188,688 (m)
	200,000	Gulf International Bank BSC, 5.75%, due 6/5/2029	208,000 (m)
HSBC Holdings PLC
	1,510,000	4.00%, due 3/9/2026	1,504,411 (k)(l)
	1,555,000	8.00%, due 3/7/2028	1,646,546 (k)(l)
	1,170,000	4.70%, due 3/9/2031	1,105,384 (k)(l)
	2,256,000	Huntington Bancshares, Inc., 4.45%, due 10/15/2027	2,211,590 (k)(l)
ING Groep NV
	2,895,000	5.75%, due 11/16/2026	2,904,921 (k)(l)
	4,892,000	3.88%, due 5/16/2027	4,693,920 (k)(l)
	7,160,000	4.25%, due 5/16/2031	6,395,431 (k)(l)
EUR	1,240,000	Intesa Sanpaolo SpA, 6.38%, due 3/30/2028	1,497,206 (k)(l)(m)
	$200,000	Itau Unibanco Holding SA, 6.00%, due 2/27/2030	209,231 (d)
JPMorgan Chase & Co.
	441,000	(3 mo. USD Term SOFR + 2.84%), 6.70%, due 2/1/2026	442,932 (h)(l)
	710,000	3.65%, due 6/1/2026	701,286 (k)(l)
	1,075,000	(Secured Overnight Financing Rate + 0.77%), 4.89%, due 9/22/2027	1,078,231 (h)
	535,000	(Secured Overnight Financing Rate + 1.20%), 5.28%, due 1/23/2028	539,903 (h)
	9,115,000	5.30%, due 7/24/2029	9,384,460 (k)
	200,000	KEB Hana Bank, 3.25%, due 3/30/2027	197,917 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Banks – cont'd
		Kreditanstalt fuer Wiederaufbau
EUR	224,000	0.00%, due 6/15/2026	$255,015 (m)
EUR	82,000	1.25%, due 6/30/2027	93,271 (m)
EUR	39,000	0.75%, due 1/15/2029	42,893 (m)
EUR	72,000	2.88%, due 12/28/2029	84,755 (m)
EUR	124,000	0.00%, due 9/15/2031	123,466 (m)
EUR	90,000	2.50%, due 10/15/2031	103,563 (m)
		Lloyds Banking Group PLC
	$2,185,000	8.00%, due 9/27/2029	2,363,881 (k)(l)
	6,765,000	6.07%, due 6/13/2036	7,089,096 (k)
		M&T Bank Corp.
	665,000	7.30%, due 2/1/2026	667,733 (k)(l)
	3,685,000	3.50%, due 9/1/2026	3,552,931 (k)(l)
		Morgan Stanley
	9,115,000	1.51%, due 7/20/2027	8,940,623 (k)
EUR	100,000	3.52%, due 5/22/2031	117,965 (k)
EUR	300,000	3.96%, due 3/21/2035	358,053 (k)
	$12,380,000	5.32%, due 7/19/2035	12,731,897 (k)
		Morgan Stanley Bank NA
	1,110,000	(Secured Overnight Financing Rate + 0.69%), 4.78%, due 10/15/2027	1,113,685 (h)
	485,000	(Secured Overnight Financing Rate + 0.87%), 5.08%, due 5/26/2028	486,611 (h)
EUR	200,000	National Australia Bank Ltd., 2.35%, due 8/30/2029	228,976 (m)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	221,440 (m)
		NatWest Group PLC
	$1,020,000	6.00%, due 12/29/2025	1,021,389 (k)(l)
	12,380,000	4.60%, due 6/28/2031	11,269,946 (k)(l)
	4,195,000	8.13%, due 11/10/2033	4,724,644 (k)(l)
		Nordea Bank Abp
	475,000	(Secured Overnight Financing Rate + 0.74%), 4.87%, due 3/19/2027	477,355 (d)(h)
	3,400,000	3.75%, due 3/1/2029	3,183,348 (d)(k)(l)
	260,000	Oversea-Chinese Banking Corp. Ltd., 4.55%, due 9/8/2035	259,373 (d)(k)
	1,185,000	PNC Bank NA, (Secured Overnight Financing Rate + 0.73%), 4.81%, due 7/21/2028	1,185,024 (h)
		PNC Financial Services Group, Inc.
	7,168,000	3.40%, due 9/15/2026	6,960,284 (k)(l)
	1,625,000	6.25%, due 3/15/2030	1,667,352 (k)(l)
EUR	140,000	Royal Bank of Canada, 0.01%, due 10/5/2028	150,546 (m)
	$5,345,000	Santander U.K. Group Holdings PLC, 6.83%, due 11/21/2026	5,350,850 (k)
	200,000	Standard Chartered PLC, 6.19%, due 7/6/2027	202,434 (d)(k)
		State Street Corp.
	200,000	(Secured Overnight Financing Rate + 0.85%), 4.91%, due 8/3/2026	200,686 (h)
	925,000	(Secured Overnight Financing Rate + 0.64%), 4.72%, due 10/22/2027	927,546 (h)
	1,945,000	Sumitomo Mitsui Financial Group, Inc., 3.01%, due 10/19/2026	1,926,801
	3,500,000	Toronto-Dominion Bank, 5.53%, due 7/17/2026	3,535,949
	1,420,000	Truist Bank, (Secured Overnight Financing Rate + 0.77%), 4.85%, due 7/24/2028	1,421,406 (h)
		Truist Financial Corp.
	5,125,000	6.67%, due 3/1/2026	5,146,223 (k)(l)
	9,115,000	4.87%, due 1/26/2029	9,239,598 (k)
	355,000	5.10%, due 3/1/2030	355,998 (k)(l)
EUR	100,000	TSB Bank PLC, 3.32%, due 3/5/2029	118,012 (m)
	$200,000	Turkiye Is Bankasi AS, 7.38%, due 4/2/2036	197,674 (d)(k)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Banks – cont'd
Turkiye Vakiflar Bankasi TAO
	$280,000	9.00%, due 10/12/2028	$302,561 (d)
	1,750,000	8.99%, due 10/5/2034	1,846,282 (d)(k)
U.S. Bancorp
	19,000,000	3.70%, due 1/15/2027	18,454,018 (k)(l)
	9,115,000	6.79%, due 10/26/2027	9,340,790 (k)
	1,155,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 4.77%, due 10/22/2027	1,157,966 (h)
UBS Group AG
	795,000	4.88%, due 2/12/2027	780,497 (d)(k)(l)
	5,115,000	7.00%, due 2/10/2030	5,180,426 (d)(k)(l)
	420,000	4.38%, due 2/10/2031	379,680 (d)(k)(l)
	9,160,000	9.25%, due 11/13/2033	10,726,534 (d)(k)(l)
UniCredit SpA
EUR	250,000	3.88%, due 6/3/2027	285,106 (k)(l)(m)
EUR	2,125,000	5.38%, due 4/16/2034	2,608,079 (k)(m)
	$1,155,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	1,181,973 (d)
Wells Fargo & Co.
	3,855,000	3.90%, due 3/15/2026	3,826,375 (k)(l)
	1,630,000	(Secured Overnight Financing Rate + 0.78%), 4.86%, due 1/24/2028	1,634,095 (h)
	9,115,000	4.97%, due 4/23/2029	9,280,868 (k)
	12,000,000	5.56%, due 7/25/2034	12,601,428 (k)
Yapi ve Kredi Bankasi AS
	200,000	9.25%, due 10/16/2028	217,758 (d)
	600,000	9.74%, due 4/4/2029	630,055 (d)(k)(l)
382,294,237
Beverages 0.0%‡
	600,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 4.85%, due 2/16/2027	601,283 (h)
EUR	1,904,000	Primo Water Holdings, Inc./Triton Water Holdings, Inc., 3.88%, due 10/31/2028	2,191,964 (m)
2,793,247
Biotechnology 0.1%
	$6,420,000	Amgen, Inc., 5.75%, due 3/2/2063	6,412,245
Building Materials 0.3%
Builders FirstSource, Inc.
	1,010,000	6.38%, due 3/1/2034	1,045,979 (d)
	1,915,000	6.75%, due 5/15/2035	2,010,658 (d)
Cornerstone Building Brands, Inc.
	540,000	6.13%, due 1/15/2029	410,461 (d)
	2,615,743	9.50%, due 8/15/2029	2,413,606 (d)
EUR	937,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, due 12/15/2030	1,129,004 (m)
Jeld-Wen, Inc.
	$805,000	4.88%, due 12/15/2027	782,971 (d)
	3,472,143	7.00%, due 9/1/2032	2,864,511 (d)
	1,125,000	Masterbrand, Inc., 7.00%, due 7/15/2032	1,166,956 (d)
	2,270,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	2,202,579 (d)
EUR	1,168,595	PCF GmbH, 4.75%, due 4/15/2029	870,939 (m)
Quikrete Holdings, Inc.
	$1,010,000	6.38%, due 3/1/2032	1,047,584 (d)
	2,570,000	6.75%, due 3/1/2033	2,674,234 (d)
	465,000	Standard Building Solutions, Inc., 6.25%, due 8/1/2033	474,183 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Building Materials – cont'd
	$2,975,000	Standard Industries, Inc., 4.38%, due 7/15/2030	$2,869,258 (d)
			21,962,923
Chemicals 0.3%
		Avient Corp.
	1,315,000	7.13%, due 8/1/2030	1,353,415 (d)
	1,115,000	6.25%, due 11/1/2031	1,138,367 (d)
	365,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	382,688 (d)
		Celanese U.S. Holdings LLC
	430,000	7.05%, due 11/15/2030	437,580
	200,000	6.88%, due 7/15/2032	200,959
	195,000	7.20%, due 11/15/2033	199,942
	430,000	INEOS Finance PLC, 6.75%, due 5/15/2028	405,539 (d)
EUR	912,000	Kronos International, Inc., 9.50%, due 3/15/2029	1,043,913 (m)
EUR	940,000	Lune Holdings SARL, 5.63%, due 11/15/2028	71,836 (m)
	$200,000	Momentive Performance Materials, Inc., 4.13%, due 10/22/2028	199,010 (d)
		Olympus Water U.S. Holding Corp.
EUR	2,283,000	3.88%, due 10/1/2028	2,613,010 (m)
	$860,000	4.25%, due 10/1/2028	823,841 (d)
	1,970,000	6.25%, due 10/1/2029	1,920,244 (d)
	2,245,000	7.25%, due 6/15/2031	2,246,347 (d)
	380,000	7.25%, due 2/15/2033	378,240 (d)
	300,000	Sasol Financing USA LLC, 6.50%, due 9/27/2028	295,709
	925,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	916,847 (d)
EUR	1,247,000	SNF Group SACA, 4.50%, due 3/15/2032	1,485,389 (m)
		Sociedad Quimica y Minera de Chile SA
	$2,095,000	6.50%, due 11/7/2033	2,257,872 (d)
	1,140,000	5.50%, due 9/10/2034	1,150,123 (d)
EUR	955,000	Synthomer PLC, 7.38%, due 5/2/2029	958,097 (m)
		WR Grace Holdings LLC
	$2,050,000	5.63%, due 8/15/2029	1,875,831 (d)
	1,055,000	7.38%, due 3/1/2031	1,057,009 (d)
	1,490,000	6.63%, due 8/15/2032	1,439,146 (d)
			24,850,954
Commercial Services 1.2%
GBP	1,509,000	AA Bond Co. Ltd., 8.45%, due 7/31/2050	2,116,945 (m)
	$1,980,000	ADT Security Corp., 5.88%, due 10/15/2033	2,008,605 (d)
		Albion Financing 1 SARL/Aggreko Holdings, Inc.
EUR	1,254,000	5.38%, due 5/21/2030	1,500,056 (m)
	$2,665,000	7.00%, due 5/21/2030	2,750,499 (d)
	2,265,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	2,358,354 (d)
		Allied Universal Holdco LLC/Allied Universal Finance Corp.
	1,225,000	6.00%, due 6/1/2029	1,197,580 (d)
	870,000	6.88%, due 6/15/2030	892,530 (d)
GBP	1,819,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, due 6/1/2028	2,323,665 (m)
EUR	1,554,000	Amber Finco PLC, 6.63%, due 7/15/2029	1,882,744 (m)
EUR	1,268,000	Arena Luxembourg Finance SARL, 1.88%, due 2/1/2028	1,428,206 (m)
		BCP V Modular Services Finance II PLC
EUR	480,000	4.75%, due 11/30/2028	521,888 (m)
GBP	1,031,000	6.13%, due 11/30/2028	1,245,670 (m)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Commercial Services – cont'd
EUR	460,000	6.50%, due 7/10/2031	$487,293 (m)
EUR	595,000	BCP V Modular Services Finance PLC, 6.75%, due 11/30/2029	412,789 (m)
		Block, Inc.
	$690,000	5.63%, due 8/15/2030	700,425 (d)
	2,195,000	6.50%, due 5/15/2032	2,277,431
	695,000	6.00%, due 8/15/2033	710,635 (d)
EUR	1,962,000	Boels Topholding BV, 5.75%, due 5/15/2030	2,338,517 (m)
GBP	1,513,000	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, due 1/15/2031	2,118,187 (m)
	$1,925,000	Champions Financing, Inc., 8.75%, due 2/15/2029	1,866,051 (d)
	247,000	CMHI Finance BVI Co. Ltd., 4.00%, due 6/1/2027	246,762 (m)
EUR	1,676,000	Currenta Group Holdings SARL, 5.50%, due 5/15/2030	1,955,665 (m)
		Garda World Security Corp.
	$760,000	6.00%, due 6/1/2029	741,366 (d)
	2,365,000	8.25%, due 8/1/2032	2,406,489 (d)
	600,000	8.38%, due 11/15/2032	610,487 (d)
	2,055,000	Georgetown University, 2.94%, due 4/1/2050	1,330,007
		Herc Holdings, Inc.
	1,826,000	7.00%, due 6/15/2030	1,911,236 (d)
	2,159,000	7.25%, due 6/15/2033	2,276,240 (d)
		Kapla Holding SAS
EUR	600,000	(3 mo. EUR EURIBOR + 3.50%), 5.51%, due 7/31/2030	694,784 (h)(m)
EUR	550,000	5.00%, due 4/30/2031	641,807 (m)
EUR	139,500	Loxam SAS, 6.38%, due 5/31/2029	166,452 (m)
	$940,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	929,856 (d)
	1,163,000	Movida Europe SA, 7.85%, due 4/11/2029	1,064,145 (d)
EUR	1,630,000	Pachelbel Bidco SpA, 7.13%, due 5/17/2031	2,013,413 (m)
	$615,000	PayPal Holdings, Inc., (Secured Overnight Financing Rate + 0.67%), 4.86%, due 3/6/2028	616,924 (h)
		Q-Park Holding I BV
EUR	970,000	5.13%, due 3/1/2029	1,153,293 (m)
EUR	2,689,000	5.13%, due 2/15/2030	3,202,994 (m)
GBP	887,000	RAC Bond Co. PLC, 5.25%, due 11/4/2046	1,165,999 (m)
	$2,110,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	2,156,167 (d)
		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
	2,205,000	6.75%, due 8/15/2032	2,277,398 (d)
EUR	1,270,000	5.50%, due 5/15/2033	1,513,182 (m)
EUR	3,435,000	Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, due 7/15/2029	4,094,348 (m)
EUR	8,109,000	Verisure Midholding AB, 5.25%, due 2/15/2029	9,400,971 (m)
	$2,335,000	Veritiv Operating Co., 10.50%, due 11/30/2030	2,429,983 (d)
	3,355,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	3,317,770 (d)
	2,460,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	2,571,030 (d)
		Williams Scotsman, Inc.
	1,055,000	6.63%, due 4/15/2030	1,090,985 (d)
	1,580,000	7.38%, due 10/1/2031	1,653,629 (d)
			84,771,452
Computers 0.4%
	1,790,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,803,208 (d)
EUR	1,115,000	Almaviva-The Italian Innovation Co. SpA, 5.00%, due 10/30/2030	1,302,710 (m)
	$2,445,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	2,544,524 (d)
		Atos SE
EUR	2,051,961	9.00%, due 12/18/2029	2,703,834 (m)(o)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Computers – cont'd
EUR	883,695	5.00%, due 12/18/2030	$996,749 (m)(o)
	$1,020,000	CACI International, Inc., 6.38%, due 6/15/2033	1,060,514 (d)
	11,450,000	Dell International LLC/EMC Corp., 5.50%, due 4/1/2035	11,697,579
	3,345,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	3,487,965 (d)
	1,110,000	Science Applications International Corp., 5.88%, due 11/1/2033	1,106,736 (d)
26,703,819
Cosmetics - Personal Care 0.1%
	1,495,000	Opal Bidco SAS, 6.50%, due 3/31/2032	1,539,773 (d)
Perrigo Finance Unlimited Co.
EUR	1,250,000	5.38%, due 9/30/2032	1,496,857
	$1,110,000	6.13%, due 9/30/2032	1,119,370
4,156,000
Distribution - Wholesale 0.1%
EUR	774,000	Azelis Finance NV, 4.75%, due 9/25/2029	916,301 (m)
	$1,170,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,135,435 (d)
	935,000	Gates Corp., 6.88%, due 7/1/2029	970,726 (d)
	1,125,000	RB Global Holdings, Inc., 7.75%, due 3/15/2031	1,174,083 (d)
	2,715,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	2,779,041 (d)
	1,395,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,472,667 (d)
8,448,253
Diversified Financial Services 1.4%
AITX FinCo LLC
	3,000,000	5.38%, due 10/23/2030	2,989,616
	5,000,000	6.00%, due 10/23/2035	4,981,382
Ally Financial, Inc.
	2,408,000	4.70%, due 5/15/2028	2,239,724 (k)(l)
	2,620,000	5.54%, due 1/17/2031	2,665,310 (k)
American Express Co.
	9,115,000	5.10%, due 2/16/2028	9,228,321 (k)
	1,415,000	(Secured Overnight Financing Rate Index + 1.00%), 5.26%, due 2/16/2028	1,420,821 (h)
Azorra Finance Ltd.
	1,740,000	7.75%, due 4/15/2030	1,834,433 (d)
	435,000	7.25%, due 1/15/2031	454,994 (d)
Banco BTG Pactual SA
	256,000	2.75%, due 1/11/2026	254,312 (d)
	200,000	6.25%, due 4/8/2029	207,404 (d)
BPCE SFH SA
EUR	100,000	3.13%, due 1/24/2028	117,318 (m)
EUR	200,000	3.00%, due 3/24/2032	231,956 (m)
	$835,000	Bread Financial Holdings, Inc., 6.75%, due 5/15/2031	840,713 (d)(i)
Capital One Financial Corp.
	9,115,000	3.75%, due 7/28/2026	9,082,437
	175,000	3.75%, due 3/9/2027	174,086
	760,000	7.15%, due 10/29/2027	780,694 (k)
Charles Schwab Corp.
	5,763,000	4.00%, due 6/1/2026	5,710,505 (k)(l)
	2,510,000	5.00%, due 6/1/2027	2,510,851 (k)(l)
	5,557,000	4.00%, due 12/1/2030	5,211,482 (k)(l)
	12,000,000	Clear Street Holdings LLC, 8.00%, due 9/30/2030	11,947,599 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Diversified Financial Services – cont'd
EUR	100,000	Credit Mutuel Home Loan SFH SA, 2.75%, due 12/8/2027	$116,276 (m)
	$1,475,000	CrossCountry Intermediate HoldCo LLC, 6.50%, due 10/1/2030	1,488,606 (d)
	1,055,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	1,087,362 (d)
	150,000	Fondo MIVIVIENDA SA, 4.63%, due 4/12/2027	150,876 (d)
	1,290,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	1,328,107 (d)
	2,055,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	2,156,451 (d)
GBP	969,000	Jerrold Finco PLC, 7.50%, due 6/15/2031	1,291,944 (m)
	$265,000	Mastercard, Inc., (Secured Overnight Financing Rate Index + 0.44%), 4.60%, due 3/15/2028	265,248 (h)
EUR	200,000	MMB SCF SACA, 0.05%, due 9/17/2029	208,473 (m)
		Muthoot Finance Ltd.
	$200,000	7.13%, due 2/14/2028	204,728 (d)
	200,000	6.38%, due 3/2/2030	203,212 (d)
	2,495,000	Navient Corp., 7.88%, due 6/15/2032	2,577,649
		OneMain Finance Corp.
	1,390,000	6.13%, due 5/15/2030	1,406,346
	235,000	7.50%, due 5/15/2031	245,465
	2,060,000	7.13%, due 11/15/2031	2,134,621
	595,000	7.13%, due 9/15/2032	614,111
	840,000	6.50%, due 3/15/2033	838,308
		PennyMac Financial Services, Inc.
	1,275,000	7.88%, due 12/15/2029	1,354,881 (d)
	1,440,000	5.75%, due 9/15/2031	1,436,548 (d)
	490,000	6.88%, due 2/15/2033	506,874 (d)
	830,000	6.75%, due 2/15/2034	850,738 (d)
	1,930,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	2,033,811 (d)
	970,000	Rocket Cos., Inc., 6.38%, due 8/1/2033	1,010,478 (d)
	1,380,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/2033	1,270,827 (d)
	200,000	Shriram Finance Ltd., 6.63%, due 4/22/2027	204,501 (d)
	1,285,000	SLM Corp., 6.50%, due 1/31/2030	1,332,318
		Terminal Investment Corp.
	4,000,000	6.08%, due 7/9/2037	4,076,699
	5,000,000	6.23%, due 10/1/2040	5,102,095
		UWM Holdings LLC
	1,050,000	6.63%, due 2/1/2030	1,069,724 (d)
	525,000	6.25%, due 3/15/2031	524,056 (d)
	2,158,000	XP, Inc., 6.75%, due 7/2/2029	2,209,451 (d)
			102,184,742
Electric 3.0%
EUR	1,953,000	A2A SpA, 5.00%, due 6/11/2029	2,334,754 (k)(l)(m)
EUR	200,000	Acquirente Unico SpA, 2.80%, due 2/20/2026	230,592 (m)
	$2,330,000	AES Corp., 6.95%, due 7/15/2055	2,254,249 (k)
	5,615,000	Alliant Energy Corp., 5.75%, due 4/1/2056	5,634,035 (k)
	4,175,000	Alpha Generation LLC, 6.75%, due 10/15/2032	4,290,176 (d)
		American Electric Power Co., Inc.
	6,735,000	7.05%, due 12/15/2054	7,071,198 (k)
	1,325,000	6.05%, due 3/15/2056	1,341,821 (k)
	4,110,000	Capital Power U.S. Holdings, Inc., 5.26%, due 6/1/2028	4,188,431 (d)
		CenterPoint Energy, Inc.
	10,620,000	6.70%, due 5/15/2055	10,973,349 (k)
	9,920,000	5.95%, due 4/1/2056	9,983,230 (k)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Electric – cont'd
		CMS Energy Corp.
	$8,225,000	3.75%, due 12/1/2050	$7,591,515 (k)
	12,585,000	6.50%, due 6/1/2055	13,092,868 (k)
		Comision Federal de Electricidad
	500,000	4.69%, due 5/15/2029	494,819 (m)
	1,710,000	5.70%, due 1/24/2030	1,727,910 (d)
	560,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.78%, due 11/18/2027	560,297 (h)
		Dominion Energy, Inc.
	1,350,000	4.35%, due 1/15/2027	1,327,789 (k)(l)
	13,895,000	6.63%, due 5/15/2055	14,486,830 (k)
	2,145,000	6.20%, due 2/15/2056	2,169,112 (k)
		EDP SA
EUR	1,600,000	4.75%, due 5/29/2054	1,920,377 (k)(m)
EUR	2,600,000	4.63%, due 9/16/2054	3,101,343 (k)(m)
EUR	1,000,000	1.88%, due 3/14/2082	1,079,538 (k)(m)
EUR	1,200,000	5.94%, due 4/23/2083	1,464,742 (k)(m)
		Electricite de France SA
EUR	5,200,000	2.63%, due 12/1/2027	5,829,230 (k)(l)(m)
EUR	6,800,000	7.50%, due 9/6/2028	8,598,920 (k)(l)(m)
GBP	3,800,000	7.38%, due 6/17/2035	5,099,616 (k)(l)(m)
EUR	3,500,000	Elia Group SA, 5.85%, due 3/15/2028	4,244,149 (k)(l)(m)
EUR	1,670,000	Enel SpA, 4.50%, due 10/14/2032	1,963,976 (k)(l)(m)
EUR	715,000	Energia Group Roi Financeco DAC, 6.88%, due 7/31/2028	853,459 (m)
	$1,228,229	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	1,299,000 (d)
	565,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.28%), 4.44%, due 9/15/2026	565,199 (h)
	1,485,000	Hawaiian Electric Co., Inc., 6.00%, due 10/1/2033	1,501,351 (d)
	3,202,000	Lightning Power LLC, 7.25%, due 8/15/2032	3,391,744 (d)
		NextEra Energy Capital Holdings, Inc.
	820,000	(Secured Overnight Financing Rate Index + 0.76%), 4.83%, due 1/29/2026	821,043 (h)
	250,000	(Secured Overnight Financing Rate Index + 0.80%), 5.10%, due 2/4/2028	251,777 (h)
	3,315,000	6.38%, due 8/15/2055	3,450,288 (k)
		NRG Energy, Inc.
	1,855,000	10.25%, due 3/15/2028	2,035,849 (d)(k)(l)
	3,140,000	5.75%, due 7/15/2029	3,151,880 (d)
	775,000	6.00%, due 2/1/2033	790,563 (d)
	710,000	5.75%, due 1/15/2034	715,006 (d)
	760,000	6.00%, due 1/15/2036	773,082 (d)
		Orsted AS
EUR	2,778,000	1.75%, due 12/31/2099	3,062,633 (k)(m)
EUR	2,887,000	5.13%, due 12/31/2099	3,403,975 (k)(m)
		Pacific Gas & Electric Co.
	$3,030,000	5.70%, due 3/1/2035	3,114,054
	2,646,794	4.95%, due 7/1/2050	2,278,207
	3,997,000	6.15%, due 3/1/2055	4,024,083
	9,910,000	6.10%, due 10/15/2055	9,902,629
	1,000,000	PPL Capital Funding, Inc., (3 mo. USD Term SOFR + 2.93%), 6.93%, due 3/30/2067	983,350 (h)
	200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, due 7/14/2028	193,284 (m)
	1,330,000	Saavi Energia SARL, 8.88%, due 2/10/2035	1,429,750 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Electric – cont'd
		Sempra
	$11,294,000	6.40%, due 10/1/2054	$11,598,080 (k)
	4,885,000	6.38%, due 4/1/2056	5,019,386 (k)
		Southern Co.
	9,180,000	4.00%, due 1/15/2051	9,142,276 (k)
EUR	3,088,000	1.88%, due 9/15/2081	3,448,570 (k)
	$10,000,000	Sunflower Electric Power Corp., 5.75%, due 6/30/2055	10,161,282
		Talen Energy Supply LLC
	1,410,000	6.25%, due 2/1/2034	1,445,883 (d)
	1,405,000	6.50%, due 2/1/2036	1,455,163 (d)
EUR	100,000	Tennet Netherlands BV, 1.50%, due 6/3/2039	92,299 (m)
	$3,065,000	Vistra Corp., 7.00%, due 12/15/2026	3,095,380 (d)(k)(l)
	860,000	Vistra Operations Co. LLC, 7.75%, due 10/15/2031	912,661 (d)
	2,470,000	VoltaGrid LLC, 7.38%, due 11/1/2030	2,512,118 (d)(i)
			219,930,170
Electrical Components & Equipment 0.2%
		Belden, Inc.
EUR	792,000	3.88%, due 3/15/2028	913,353 (m)
EUR	130,000	3.38%, due 7/15/2031	146,382 (m)
EUR	2,230,000	Energizer Gamma Acquisition BV, 3.50%, due 6/30/2029	2,519,315 (m)
EUR	2,500,000	Nexans SA, 4.25%, due 3/11/2030	2,988,034 (m)
EUR	1,841,000	Prysmian SpA, 5.25%, due 5/21/2030	2,214,946 (k)(l)(m)
		WESCO Distribution, Inc.
	$3,920,000	6.63%, due 3/15/2032	4,097,184 (d)
	2,180,000	6.38%, due 3/15/2033	2,277,289 (d)
			15,156,503
Electronics 0.0%‡
	1,975,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	2,056,009 (d)
Energy - Alternate Sources 0.0%‡
EUR	138,320	Cullinan Holdco SCSp, 8.50%, due 10/15/2029	115,957 (m)
		FS Luxembourg SARL
	$233,000	8.88%, due 2/12/2031	243,272 (d)
	1,520,000	8.63%, due 6/25/2033	1,577,000 (d)
	173,000	Greenko Dutch BV, 3.85%, due 3/29/2026	171,044 (m)
			2,107,273
Engineering & Construction 0.1%
EUR	2,500,000	Abertis Infraestructuras Finance BV, 4.87%, due 11/28/2029	2,975,566 (k)(l)(m)
	$2,030,337	Artera Services LLC, 8.50%, due 2/15/2031	1,752,158 (d)
		Assemblin Caverion Group AB
EUR	1,898,000	6.25%, due 7/1/2030	2,281,010 (m)
EUR	455,000	(3 mo. EUR EURIBOR + 3.50%), 5.50%, due 7/1/2031	526,830 (h)(m)
	$217,000	ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, due 2/3/2030	222,747 (d)
	600,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	577,305 (d)
	715,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	748,646 (d)
	260,000	IHS Holding Ltd., 7.88%, due 5/29/2030	265,218 (d)
GBP	1,046,000	Kier Group PLC, 9.00%, due 2/15/2029	1,445,599 (m)
			10,795,079

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Entertainment 0.5%
GBP	445,000	888 Acquisitions Ltd., 10.75%, due 5/15/2030	$574,001 (m)
		Caesars Entertainment, Inc.
	$1,485,000	4.63%, due 10/15/2029	1,397,077 (d)
	1,120,000	6.00%, due 10/15/2032	1,068,450 (d)
		Churchill Downs, Inc.
	1,685,000	5.75%, due 4/1/2030	1,690,180 (d)
	2,920,000	6.75%, due 5/1/2031	2,985,528 (d)
		Cirsa Finance International SARL
EUR	2,246,000	7.88%, due 7/31/2028	2,705,585 (m)
EUR	625,000	6.50%, due 3/15/2029	750,541 (m)
EUR	1,173,000	Flutter Treasury DAC, 5.00%, due 4/29/2029	1,397,398 (m)
	$3,345,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	3,330,215 (d)
EUR	946,000	Lottomatica Group SpA, 5.38%, due 6/1/2030	1,129,712 (m)
	$3,215,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	3,120,732 (d)
		Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
	1,470,000	8.25%, due 4/15/2030	1,526,056 (d)
	305,000	11.88%, due 4/15/2031	318,246 (d)
	3,130,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	2,914,879 (d)
GBP	1,605,000	Pinewood Finco PLC, 6.00%, due 3/27/2030	2,126,906 (m)
	$1,685,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	1,539,145 (d)
	1,630,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,598,730 (d)
	1,740,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	1,744,274 (d)
	2,220,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	2,133,709
	985,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	1,000,190 (d)
		Warnermedia Holdings, Inc.
	2,045,000	4.28%, due 3/15/2032	1,873,092
	855,000	5.05%, due 3/15/2042	686,334
	310,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, due 3/15/2033	314,967 (d)
			37,925,947
Environmental Control 0.1%
	1,245,000	Luna 1.5 SARL, 12.00%, due 7/1/2032	1,290,589 (d)(n)
	3,450,000	Madison IAQ LLC, 5.88%, due 6/30/2029	3,380,676 (d)
EUR	2,000,000	Paprec Holding SA, 4.50%, due 7/15/2032	2,358,611 (m)
			7,029,876
Food 0.6%
		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
	$880,000	5.50%, due 3/31/2031	886,956 (d)(i)
	705,000	6.25%, due 3/15/2033	724,694 (d)
	1,325,000	5.75%, due 3/31/2034	1,330,838 (d)(i)
GBP	1,000,000	Bellis Acquisition Co. PLC, 8.13%, due 5/14/2030	1,269,679 (m)
	$200,000	Cencosud SA, 4.38%, due 7/17/2027	200,106 (m)
GBP	715,000	Co-operative Group Holdings 2011 Ltd., 7.50%, due 7/8/2026	949,850 (m)
EUR	1,879,000	Darling Global Finance BV, 4.50%, due 7/15/2032	2,208,279 (m)
EUR	1,899,000	Flora Food Management BV, 6.88%, due 7/2/2029	2,067,026 (m)
EUR	1,320,000	Froneri Lux FinCo SARL, 4.75%, due 8/1/2032	1,551,102 (m)
	$240,000	Grupo Nutresa SA, 8.00%, due 5/12/2030	257,820 (d)
	1,885,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.50%, due 12/1/2052	1,955,329
	22,085,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, due 2/25/2055	22,820,155 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Food – cont'd
	$2,635,000	Minerva Luxembourg SA, 8.88%, due 9/13/2033	$2,883,041 (d)
	545,000	Performance Food Group, Inc., 6.13%, due 9/15/2032	559,550 (d)
	560,000	Post Holdings, Inc., 6.38%, due 3/1/2033	567,165 (d)
		U.S. Foods, Inc.
	880,000	7.25%, due 1/15/2032	923,269 (d)
	1,505,000	5.75%, due 4/15/2033	1,524,815 (d)
			42,679,674
Food Service 0.1%
EUR	1,883,000	Aramark International Finance SARL, 4.38%, due 4/15/2033	2,179,504 (m)
EUR	1,559,000	Elior Group SA, 5.63%, due 3/15/2030	1,855,897 (m)
		TKC Holdings, Inc.
	$955,000	6.88%, due 5/15/2028	962,989 (d)
	925,000	10.50%, due 5/15/2029	951,247 (d)
			5,949,637
Forest Products & Paper 0.1%
EUR	2,615,000	Ahlstrom Holding 3 OY, 3.63%, due 2/4/2028	2,979,621 (m)
	$2,470,000	Celulosa Arauco y Constitucion SA, 4.20%, due 1/29/2030	2,380,849 (d)
EUR	1,371,000	Fedrigoni SpA, 6.13%, due 6/15/2031	1,538,504 (m)
	$365,000	Magnera Corp., 7.25%, due 11/15/2031	315,161 (d)
	2,390,000	Suzano Netherlands BV, 5.50%, due 1/15/2036	2,383,690
			9,597,825
Gas 0.0%‡
EUR	200,000	Southern Gas Networks PLC, 3.50%, due 10/16/2030	234,987 (m)
EUR	1,525,000	UGI International LLC, 2.50%, due 12/1/2029	1,659,448 (m)
			1,894,435
Healthcare - Products 0.1%
EUR	721,000	Avantor Funding, Inc., 3.88%, due 7/15/2028	829,466 (m)
	$3,495,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	3,652,275 (d)
EUR	100,000	Medtronic, Inc., 4.15%, due 10/15/2053	111,866
		RAY Financing LLC
EUR	465,000	(3 mo. EUR EURIBOR + 3.75%), 5.78%, due 7/15/2031	537,067 (h)(m)
EUR	1,466,000	6.50%, due 7/15/2031	1,712,470 (m)
			6,843,144
Healthcare - Services 0.7%
		Acadia Healthcare Co., Inc.
	$895,000	5.00%, due 4/15/2029	875,791 (d)
	835,000	7.38%, due 3/15/2033	863,193 (d)
	2,125,000	Ascension Health, 3.11%, due 11/15/2039	1,689,591
EUR	2,015,000	CAB SELAS, 3.38%, due 2/1/2028	2,138,869 (m)
		CHS/Community Health Systems, Inc.
	$455,000	5.25%, due 5/15/2030	426,507 (d)
	670,000	9.75%, due 1/15/2034	709,387 (d)
	2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	1,659,728
EUR	2,479,000	Ephios Subco 3 SARL, 7.88%, due 1/31/2031	3,023,499 (m)
EUR	3,332,000	Eurofins Scientific SE, 6.75%, due 4/24/2028	4,108,591 (k)(l)(m)
	$2,250,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	2,354,276 (d)
		IQVIA, Inc.
EUR	785,000	2.25%, due 1/15/2028	889,511 (m)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Healthcare - Services – cont'd
EUR	952,000	2.88%, due 6/15/2028	$1,089,260 (m)
	$895,000	6.25%, due 6/1/2032	932,828 (d)
		LifePoint Health, Inc.
	1,370,000	9.88%, due 8/15/2030	1,479,070 (d)
	3,340,000	10.00%, due 6/1/2032	3,552,551 (d)
EUR	1,870,000	Mehilainen Yhtiot OYJ, 5.13%, due 6/30/2032	2,190,808 (m)
		Molina Healthcare, Inc.
	$895,000	3.88%, due 11/15/2030	825,567 (d)
	2,480,000	6.25%, due 1/15/2033	2,496,207 (d)
	1,685,000	Select Medical Corp., 6.25%, due 12/1/2032	1,709,261 (d)
	3,040,000	Star Parent, Inc., 9.00%, due 10/1/2030	3,246,037 (d)
	3,185,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	3,277,085 (d)
		Team Health Holdings, Inc.
	1,265,000	8.38%, due 6/30/2028	1,278,523 (d)
	1,132,223	9.00% Cash/4.50% PIK, due 6/30/2028	1,221,385 (d)(n)
	980,000	U.S. Acute Care Solutions LLC, 9.75%, due 5/15/2029	997,944 (d)
		UnitedHealth Group, Inc.
	565,000	(Secured Overnight Financing Rate + 0.50%), 4.60%, due 7/15/2026	565,513 (h)
	5,575,000	4.65%, due 1/15/2031	5,662,776
	1,455,000	5.30%, due 6/15/2035	1,506,078
			50,769,836
Holding Companies - Diversified 0.1%
EUR	1,240,000	Benteler International AG, 7.25%, due 6/15/2031	1,521,390 (m)
EUR	2,512,000	Progroup AG, 5.38%, due 4/15/2031	2,926,547 (m)
			4,447,937
Home Builders 0.1%
	$650,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	657,888 (d)
		K Hovnanian Enterprises, Inc.
	990,000	8.00%, due 4/1/2031	1,011,490 (d)
	985,000	8.38%, due 10/1/2033	1,008,383 (d)
	2,410,000	LGI Homes, Inc., 7.00%, due 11/15/2032	2,312,732 (d)
GBP	1,611,000	Maison Finco PLC, 6.00%, due 10/31/2027	2,093,526 (m)
GBP	1,607,000	Miller Homes Group Finco PLC, 7.00%, due 5/15/2029	2,113,957 (m)
			9,197,976
Home Furnishings 0.0%‡
		Whirlpool Corp.
	$615,000	6.13%, due 6/15/2030	608,959
	625,000	6.50%, due 6/15/2033	609,773
			1,218,732
Household Products - Wares 0.0%‡
EUR	1,250,000	Ontex Group NV, 5.25%, due 4/15/2030	1,478,502 (m)
Insurance 1.0%
		Acrisure LLC/Acrisure Finance, Inc.
	$2,355,000	8.25%, due 2/1/2029	2,453,536 (d)
	2,205,000	7.50%, due 11/6/2030	2,280,583 (d)
	365,000	6.75%, due 7/1/2032	374,329 (d)
	200,000	AIA Group Ltd., 5.63%, due 10/25/2027	205,996 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Insurance – cont'd
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	$4,435,000	7.00%, due 1/15/2031	$4,593,542 (d)
	345,000	6.50%, due 10/1/2031	353,793 (d)
	690,000	7.38%, due 10/1/2032	711,943 (d)
	1,705,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	1,756,663 (d)
	1,335,000	Ardonagh Finco Ltd., 7.75%, due 2/15/2031	1,396,346 (d)
	510,000	Ardonagh Group Finance Ltd., 8.88%, due 2/15/2032	532,149 (d)
Athene Global Funding
	530,000	(Secured Overnight Financing Rate Index + 0.83%), 4.94%, due 1/7/2027	531,771 (d)(h)
	430,000	(Secured Overnight Financing Rate Index + 1.00%), 5.14%, due 9/18/2028	430,231 (d)(h)
EUR	100,000	3.72%, due 8/22/2032	115,285 (m)
	$5,430,000	Athene Holding Ltd., 6.88%, due 6/28/2055	5,450,514 (k)
	1,670,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	1,713,694 (d)
	1,660,000	Broadstreet Partners Group LLC, 5.88%, due 4/15/2029	1,654,089 (d)
	671,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 5.42%, due 9/25/2026	675,753 (d)(h)
	7,550,000	Equitable Holdings, Inc., 6.70%, due 3/28/2055	7,915,835 (k)
	200,000	FWD Group Holdings Ltd., 5.25%, due 9/22/2030	202,040 (d)
GA Global Funding Trust
	12,270,000	5.20%, due 12/9/2031	12,377,717 (d)
EUR	100,000	3.75%, due 6/20/2032	115,152 (m)
Global Atlantic Fin Co.
	$5,360,000	4.70%, due 10/15/2051	5,220,250 (d)(k)
	4,185,000	7.95%, due 10/15/2054	4,375,392 (d)(k)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
	435,000	7.25%, due 2/15/2031	448,348 (d)
	1,405,000	8.13%, due 2/15/2032	1,450,112 (d)
HUB International Ltd.
	4,110,000	7.25%, due 6/15/2030	4,290,832 (d)
	540,000	7.38%, due 1/31/2032	559,668 (d)
Jones Deslauriers Insurance Management, Inc.
	605,000	8.50%, due 3/15/2030	635,388 (d)
	1,130,000	6.88%, due 10/1/2033	1,119,547 (d)
	2,305,000	Liberty Mutual Group, Inc., 4.13%, due 12/15/2051	2,253,034 (d)(k)
	565,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 4.98%, due 11/8/2027	567,627 (h)
	2,870,000	MetLife, Inc., 6.35%, due 3/15/2055	3,042,920 (k)
	710,000	New York Life Global Funding, (Secured Overnight Financing Rate + 0.58%), 4.80%, due 8/28/2026	711,218 (d)(h)
	1,150,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	1,188,499 (d)
	525,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 5.07%, due 8/18/2028	525,147 (d)(h)
	1,550,000	Prudential Financial, Inc., 5.13%, due 3/1/2052	1,543,990 (k)
	495,000	USI, Inc., 7.50%, due 1/15/2032	512,503 (d)
74,285,436
Internet 1.1%
EUR	100,000	Alphabet, Inc., 3.38%, due 5/6/2037	114,833
AppLovin Corp.
	$13,030,000	5.50%, due 12/1/2034	13,383,385

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Internet – cont'd
	$8,268,000	5.95%, due 12/1/2054	$8,283,949
	19,655,000	Beignet Investor LLC, 6.58%, due 5/30/2049	20,966,134 (d)
EUR	100,000	Booking Holdings, Inc., 3.88%, due 3/21/2045	108,880
	$615,000	Cablevision Lightpath LLC, 5.63%, due 9/15/2028	608,718 (d)
EUR	1,478,000	Engineering - Ingegneria Informatica - SpA, 11.13%, due 5/15/2028	1,801,016 (m)
	$3,180,000	Gen Digital, Inc., 6.25%, due 4/1/2033	3,273,629 (d)
		Meta Platforms, Inc.
	7,320,000	4.88%, due 11/15/2035	7,352,364
	5,320,000	5.50%, due 11/15/2045	5,273,991
	8,320,000	5.63%, due 11/15/2055	8,257,415
	3,315,000	5.75%, due 11/15/2065	3,287,242
EUR	1,210,000	Rakuten Group, Inc., 4.25%, due 4/22/2027	1,363,973 (k)(l)(m)
		United Group BV
EUR	665,000	4.63%, due 8/15/2028	765,225 (m)
EUR	1,160,000	5.25%, due 2/1/2030	1,321,688 (m)
EUR	748,000	6.75%, due 2/15/2031	879,777 (m)
	$590,000	Wayfair LLC, 7.25%, due 10/31/2029	610,101 (d)
			77,652,320
Investment Companies 0.3%
	218,000	Abu Dhabi Developmental Holding Co. PJSC, 4.50%, due 5/6/2030	220,795 (d)
	2,656,000	Blackstone Private Credit Fund, 6.00%, due 1/29/2032	2,718,573
	6,400,000	Kayne Anderson BDC, Inc., 6.15%, due 10/15/2030	6,424,105
	10,000,000	Monroe Capital Corp., 6.57%, due 7/10/2030	10,090,879
			19,454,352
Iron - Steel 0.1%
	825,000	Champion Iron Canada, Inc., 7.88%, due 7/15/2032	864,951 (d)
		Cleveland-Cliffs, Inc.
	2,030,000	6.88%, due 11/1/2029	2,084,615 (d)
	925,000	7.00%, due 3/15/2032	945,806 (d)
	200,000	CSN Inova Ventures, 6.75%, due 1/28/2028	185,553 (m)
		Metinvest BV
	240,000	7.65%, due 10/1/2027	190,679 (d)
	1,990,000	7.75%, due 10/17/2029	1,499,385 (d)
	3,405,000	Mineral Resources Ltd., 7.00%, due 4/1/2031	3,525,043 (d)
	1,070,000	Periama Holdings LLC, 5.95%, due 4/19/2026	1,072,846 (m)
			10,368,878
Leisure Time 0.2%
	2,630,000	Carnival Corp., 6.13%, due 2/15/2033	2,711,977 (d)
GBP	1,439,000	Deuce Finco PLC, 5.50%, due 6/15/2027	1,884,596 (m)
	$1,435,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	1,461,508 (d)
		NCL Corp. Ltd.
	720,000	7.75%, due 2/15/2029	770,103 (d)
	1,185,000	5.88%, due 1/15/2031	1,184,439 (d)
	725,000	6.75%, due 2/1/2032	744,982 (d)
	710,000	6.25%, due 9/15/2033	718,107 (d)
GBP	1,417,000	Pinnacle Bidco PLC, 10.00%, due 10/11/2028	1,960,322 (m)
EUR	1,275,000	TUI Cruises GmbH, 5.00%, due 5/15/2030	1,502,494 (m)
	$3,405,000	Viking Cruises Ltd., 5.88%, due 10/15/2033	3,461,409 (d)
			16,399,937

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Lodging 0.2%
EUR	2,100,000	Accor SA, 4.88%, due 6/6/2030	$2,503,695 (k)(l)(m)
EUR	2,565,000	Essendi SA, 5.50%, due 11/15/2031	3,061,743 (m)
	$200,000	Fortune Star BVI Ltd., 8.50%, due 5/19/2028	208,940 (m)
	52,000	Las Vegas Sands Corp., 5.63%, due 6/15/2028	53,171
	1,975,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	1,971,825 (d)
EUR	1,113,000	Motel One GmbH, 7.75%, due 4/2/2031	1,377,846 (m)
	$875,000	Travel & Leisure Co., 6.13%, due 9/1/2033	884,543 (d)
GBP	641,000	TVL Finance PLC, 10.25%, due 4/28/2028	848,771 (m)
			10,910,534
Machinery - Construction & Mining 0.1%
	$1,500,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 4.78%, due 5/14/2027	1,504,024 (h)
	2,070,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	2,175,467 (d)
	3,920,000	Terex Corp., 6.25%, due 10/15/2032	3,975,640 (d)
			7,655,131
Machinery - Diversified 0.2%
		John Deere Capital Corp.
	850,000	(Secured Overnight Financing Rate + 0.44%), 4.64%, due 3/6/2026	850,747 (h)
	150,000	(Secured Overnight Financing Rate + 0.60%), 4.79%, due 6/11/2027	150,600 (h)
	1,970,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	2,015,883 (d)
EUR	4,171,000	TK Elevator Midco GmbH, 4.38%, due 7/15/2027	4,816,179 (m)
	$10,000,000	Toro Co., 5.27%, due 9/30/2032	10,109,196
			17,942,605
Media 0.8%
GBP	1,384,000	Arqiva Broadcast Finance PLC, 8.63%, due 7/1/2030	1,888,330 (m)
	$295,000	Cable One, Inc., 4.00%, due 11/15/2030	233,053 (d)
		CCO Holdings LLC/CCO Holdings Capital Corp.
	2,590,000	5.38%, due 6/1/2029	2,556,132 (d)
	1,110,000	6.38%, due 9/1/2029	1,118,736 (d)
	2,370,000	4.75%, due 3/1/2030	2,253,550 (d)
	1,280,000	4.50%, due 8/15/2030	1,199,890 (d)
	835,000	4.25%, due 2/1/2031	755,774 (d)
	2,525,000	4.50%, due 5/1/2032	2,245,759
	335,000	4.50%, due 6/1/2033	290,444 (d)
	830,000	4.25%, due 1/15/2034	696,971 (d)
		Charter Communications Operating LLC/Charter Communications Operating Capital
	2,975,000	6.10%, due 6/1/2029	3,109,971
	3,825,000	5.75%, due 4/1/2048	3,392,518
	2,880,000	4.80%, due 3/1/2050	2,253,801
	7,530,000	6.70%, due 12/1/2055	7,425,342
	12,455,000	3.95%, due 6/30/2062	7,712,306
		CSC Holdings LLC
	350,000	5.50%, due 4/15/2027	324,760 (d)
	275,000	5.38%, due 2/1/2028	228,050 (d)
	1,125,000	7.50%, due 4/1/2028	755,223 (d)
	5,617,143	11.25%, due 5/15/2028	4,928,386 (d)
	1,175,000	11.75%, due 1/31/2029	928,204 (d)
	240,000	6.50%, due 2/1/2029	165,068 (d)
	295,000	5.75%, due 1/15/2030	110,547 (d)
	1,095,000	4.63%, due 12/1/2030	395,687 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Media – cont'd
	$235,000	4.50%, due 11/15/2031	$143,950 (d)
	550,000	5.00%, due 11/15/2031	192,566 (d)
	620,000	Discovery Communications LLC, 4.13%, due 5/15/2029	599,763
	1,655,000	DISH DBS Corp., 7.38%, due 7/1/2028	1,546,465
	1,955,000	Midcontinent Communications, 8.00%, due 8/15/2032	1,991,345 (d)
EUR	1,533,000	UPCB Finance VII Ltd., 3.63%, due 6/15/2029	1,751,309 (m)
	$1,410,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	1,384,099 (d)
GBP	2,009,000	Virgin Media Vendor Financing Notes III DAC, 4.88%, due 7/15/2028	2,568,322 (m)
EUR	100,000	Ziggo Bond Co. BV, 6.13%, due 11/15/2032	109,422 (m)
EUR	1,205,000	Ziggo BV, 2.88%, due 1/15/2030	1,318,002 (m)
56,573,745
Metal Fabricate - Hardware 0.0%‡
EUR	246,000	Timken Co., 4.13%, due 5/23/2034	287,232
Mining 0.4%
	$1,985,000	Capstone Copper Corp., 6.75%, due 3/31/2033	2,053,989 (d)
	2,880,000	Century Aluminum Co., 6.88%, due 8/1/2032	2,960,862 (d)
	200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	197,563 (m)
	200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	208,000 (d)
EUR	2,357,000	Constellium SE, 5.38%, due 8/15/2032	2,827,718 (m)
Corp. Nacional del Cobre de Chile
	$2,890,000	3.15%, due 1/14/2030	2,741,281 (d)
	350,000	6.44%, due 1/26/2036	381,141 (d)
	1,120,000	First Quantum Minerals Ltd., 7.25%, due 2/15/2034	1,163,132 (d)
	380,000	Ivanhoe Mines Ltd., 7.88%, due 1/23/2030	391,670 (d)
Kaiser Aluminum Corp.
	1,875,000	4.50%, due 6/1/2031	1,789,071 (d)
	2,130,000	5.88%, due 3/1/2034	2,122,213 (d)(i)
	3,800,000	Minera Mexico SA de CV, 5.63%, due 2/12/2032	3,946,300 (d)
	320,000	Navoi Mining & Metallurgical Combinat, 6.75%, due 5/14/2030	337,113 (d)
	950,000	Nexa Resources SA, 6.60%, due 4/8/2037	987,342 (d)
Novelis Corp.
	1,425,000	4.75%, due 1/30/2030	1,377,375 (d)
	2,255,000	6.88%, due 1/30/2030	2,340,785 (d)
	245,000	6.38%, due 8/15/2033	248,228 (d)
	214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	211,168 (d)
	1,585,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	1,675,760 (d)
	231,000	Volcan Cia Minera SAA, 8.50%, due 10/28/2032	234,245 (d)
28,194,956
Miscellaneous Manufacturer 0.2%
	5,605,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	5,800,811 (d)
	1,795,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,862,137 (d)(n)
EUR	1,500,000	Ctec II GmbH, 5.25%, due 2/15/2030	1,570,796 (m)
	$1,175,000	Enpro, Inc., 6.13%, due 6/1/2033	1,201,985 (d)
	5,000,000	Orica Finance Ltd., 5.79%, due 7/15/2037	5,080,287
	725,000	Siemens Funding BV, (Secured Overnight Financing Rate + 0.64%), 4.87%, due 5/26/2028	726,106 (d)(h)
16,242,122
Multi-National 0.0%‡
	200,000	African Export-Import Bank, 2.63%, due 5/17/2026	196,897 (m)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Multi-National – cont'd
Banque Ouest Africaine de Developpement
	$200,000	5.00%, due 7/27/2027	$200,165 (m)
	200,000	8.20%, due 2/13/2055	206,079 (k)(m)
	200,000	Central American Bank for Economic Integration, 5.00%, due 2/9/2026	200,274 (d)
Corp. Andina de Fomento
	287,000	2.25%, due 2/8/2027	280,572
	94,000	6.00%, due 4/26/2027	96,705
	26,000	5.00%, due 1/24/2029	26,771
EUR	200,000	Dexia SA, 0.63%, due 1/17/2026	229,826 (m)
1,437,289
Oil & Gas 1.2%
	$2,555,000	3R Lux SARL, 9.75%, due 2/5/2031	2,614,915 (d)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	2,395,000	5.88%, due 6/30/2029	2,387,981 (d)
	2,710,000	6.63%, due 10/15/2032	2,763,650 (d)
	200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	201,001 (d)
	1,805,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	1,807,746 (d)
Borr IHC Ltd./Borr Finance LLC
	1,478,440	10.00%, due 11/15/2028	1,478,542 (d)
	178,049	10.00%, due 11/15/2028	178,061 (m)
EUR	1,000,000	BP Capital Markets PLC, 4.38%, due 8/19/2031	1,180,746 (k)(l)(m)
	$610,000	California Resources Corp., 7.00%, due 1/15/2034	607,285 (d)
	2,750,000	Caturus Energy LLC, 8.50%, due 2/15/2030	2,803,191 (d)
Chevron USA, Inc.
	805,000	(Secured Overnight Financing Rate Index + 0.36%), 4.59%, due 2/26/2027	806,707 (h)
	500,000	(Secured Overnight Financing Rate + 0.57%), 4.84%, due 8/13/2028	501,883 (h)
Civitas Resources, Inc.
	270,000	8.38%, due 7/1/2028	278,973 (d)
	1,645,000	8.63%, due 11/1/2030	1,700,672 (d)
	1,070,000	9.63%, due 6/15/2033	1,147,938 (d)
	4,327,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	4,289,527 (d)
	200,000	Constellation Oil Services Holding SA, 9.38%, due 11/7/2029	205,800 (d)
Crescent Energy Finance LLC
	2,345,000	7.63%, due 4/1/2032	2,273,580 (d)
	595,000	7.38%, due 1/15/2033	561,968 (d)
Ecopetrol SA
	200,000	8.63%, due 1/19/2029	215,727
	2,655,000	4.63%, due 11/2/2031	2,381,098
	1,300,000	8.88%, due 1/13/2033	1,407,103
	1,140,000	8.38%, due 1/19/2036	1,181,389
	900,000	5.88%, due 5/28/2045	690,464
	900,000	5.88%, due 11/2/2051	661,914
	992,000	Geopark Ltd., 8.75%, due 1/31/2030	936,448 (d)
	2,150,000	Gran Tierra Energy, Inc., 9.50%, due 10/15/2029	1,740,624 (d)
Hilcorp Energy I LP/Hilcorp Finance Co.
	740,000	8.38%, due 11/1/2033	765,492 (d)
	2,060,000	6.88%, due 5/15/2034	1,956,992 (d)
	2,310,000	7.25%, due 2/15/2035	2,225,175 (d)
KazMunayGas National Co. JSC
	2,680,000	5.75%, due 4/19/2047	2,539,909 (d)
	1,000,000	6.38%, due 10/24/2048	1,009,304 (m)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Oil & Gas – cont'd
	$580,000	6.38%, due 10/24/2048	$585,396 (d)
Matador Resources Co.
	1,430,000	6.50%, due 4/15/2032	1,443,177 (d)
	210,000	6.25%, due 4/15/2033	209,690 (d)
	1,580,000	Noble Finance II LLC, 8.00%, due 4/15/2030	1,639,792 (d)
	1,190,000	Northern Oil & Gas, Inc., 7.88%, due 10/15/2033	1,159,063 (d)
Permian Resources Operating LLC
	1,295,000	7.00%, due 1/15/2032	1,343,502 (d)
	1,685,000	6.25%, due 2/1/2033	1,714,371 (d)
	775,000	Pertamina Persero PT, 6.45%, due 5/30/2044	837,759 (d)
Petrobras Global Finance BV
	200,000	6.00%, due 1/27/2028	204,446
	202,000	5.13%, due 9/10/2030	199,273
Petroleos Mexicanos
EUR	1,725,000	4.75%, due 2/26/2029	2,007,772 (m)
	$150,000	6.84%, due 1/23/2030	153,970
	2,190,000	6.70%, due 2/16/2032	2,188,123
	1,875,000	6.35%, due 2/12/2048	1,502,705
	8,150,000	7.69%, due 1/23/2050	7,390,424
	2,850,000	6.95%, due 1/28/2060	2,346,975
	600,000	QatarEnergy, 1.38%, due 9/12/2026	586,080 (m)
	1,515,000	Raizen Fuels Finance SA, 6.95%, due 3/5/2054	1,174,428 (d)
	227,000	SA Global Sukuk Ltd., 4.25%, due 10/2/2029	226,240 (d)
	1,625,000	Saudi Arabian Oil Co., 5.75%, due 7/17/2054	1,632,995 (d)
	215,000	SEPLAT Energy PLC, 9.13%, due 3/21/2030	219,300 (d)
SierraCol Energy Andina LLC
	1,426,000	6.00%, due 6/15/2028	1,399,263 (d)
	200,000	6.00%, due 6/15/2028	196,250 (m)
	1,025,000	SM Energy Co., 7.00%, due 8/1/2032	1,002,722 (d)
	113,000	Tecpetrol SA, 7.63%, due 11/3/2030	113,113 (d)(i)
	2,070,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	2,006,743 (d)
EUR	4,800,000	TotalEnergies SE, 4.50%, due 8/19/2034	5,666,136 (k)(l)(m)
Transocean International Ltd.
	$920,000	8.25%, due 5/15/2029	925,386 (d)
	930,000	8.50%, due 5/15/2031	923,317 (d)
	1,170,000	7.88%, due 10/15/2032	1,204,924 (d)
	200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	204,097 (d)
EUR	1,900,000	Wintershall Dea Finance 2 BV, 3.00%, due 7/20/2028	2,110,646 (k)(l)(m)
	$142,000	YPF SA, 9.50%, due 1/17/2031	149,753 (d)
90,169,636
Oil & Gas - Storage & Transportation 0.1%
	4,500,000	Impala Terminals Pte. Ltd., 6.33%, due 8/6/2032	4,588,556
Oil & Gas Services 0.2%
	1,555,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	1,598,139 (d)
Kodiak Gas Services LLC
	1,295,000	6.50%, due 10/1/2033	1,327,036 (d)
	1,295,000	6.75%, due 10/1/2035	1,333,610 (d)
	2,530,000	Star Holding LLC, 8.75%, due 8/1/2031	2,445,353 (d)
	2,805,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	2,897,116 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Oil & Gas Services – cont'd
		WBI Operating LLC
	$1,320,000	6.25%, due 10/15/2030	$1,318,746 (d)
	960,000	6.50%, due 10/15/2033	959,875 (d)
			11,879,875
Packaging & Containers 0.3%
	2,835,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 9/1/2029	2,643,099 (d)
		Clydesdale Acquisition Holdings, Inc.
	225,000	8.75%, due 4/15/2030	225,460 (d)
	1,075,000	6.75%, due 4/15/2032	1,078,653 (d)
EUR	666,233	Fiber Midco SpA, 10.00% cash, .75% deferred interest payable if called /mat 0.00% PIK, due 6/15/2029	612,203 (m)(n)
	$930,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	925,630 (d)
EUR	1,546,000	Guala Closures SpA, 3.25%, due 6/15/2028	1,737,141 (m)
		Mauser Packaging Solutions Holding Co.
	$1,325,000	7.88%, due 4/15/2027	1,328,481 (d)
	3,245,000	9.25%, due 4/15/2027	3,204,146 (d)
	2,980,000	Sealed Air Corp., 6.50%, due 7/15/2032	3,083,704 (d)
	185,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	194,199 (d)
EUR	1,636,000	Silgan Holdings, Inc., 4.25%, due 2/15/2031	1,897,522 (m)
	$1,015,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	951,648 (d)
		Trivium Packaging Finance BV
EUR	928,000	6.63%, due 7/15/2030	1,117,720 (m)
	$765,000	8.25%, due 7/15/2030	792,520 (d)
	1,470,000	12.25%, due 1/15/2031	1,533,662 (d)
			21,325,788
Pharmaceuticals 1.1%
	3,375,000	1261229 BC Ltd., 10.00%, due 4/15/2032	3,527,920 (d)
	9,120,000	AbbVie, Inc., 4.80%, due 3/15/2027	9,212,715
	840,000	AdaptHealth LLC, 6.13%, due 8/1/2028	839,700 (d)
		Bausch Health Cos., Inc.
	900,000	5.00%, due 1/30/2028	788,067 (d)
	1,740,000	11.00%, due 9/30/2028	1,823,938 (d)
	640,000	5.00%, due 2/15/2029	498,128 (d)
	745,000	5.25%, due 1/30/2030	536,508 (d)
EUR	3,400,000	Bayer AG, 5.38%, due 3/25/2082	4,043,777 (k)(m)
EUR	1,258,000	Centrient Holding BV, 6.75%, due 5/30/2030	1,308,745 (m)
		Cheplapharm Arzneimittel GmbH
EUR	2,870,000	4.38%, due 1/15/2028	3,257,105 (m)
EUR	910,000	7.50%, due 5/15/2030	1,079,933 (m)
		CVS Health Corp.
	$12,285,000	5.05%, due 3/25/2048	10,984,492
	1,885,000	5.63%, due 2/21/2053	1,785,939
	7,565,000	7.00%, due 3/10/2055	7,948,402 (k)
	395,000	Eli Lilly & Co., (Secured Overnight Financing Rate + 0.53%), 4.72%, due 10/15/2028	396,434 (h)
	900,000	GlaxoSmithKline Capital PLC, (Secured Overnight Financing Rate + 0.50%), 4.66%, due 3/12/2027	904,793 (h)
		Grifols SA
EUR	805,000	2.25%, due 11/15/2027	912,292 (m)
EUR	1,365,000	3.88%, due 10/15/2028	1,531,272 (m)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Pharmaceuticals – cont'd
EUR	4,626,000	7.50%, due 5/1/2030	$5,605,054 (m)
		Gruenenthal GmbH
EUR	125,000	4.13%, due 5/15/2028	144,592 (m)
EUR	4,065,000	4.63%, due 11/15/2031	4,767,069 (m)
	$405,000	Merck & Co., Inc., (Secured Overnight Financing Rate + 0.46%), 4.64%, due 9/15/2027	407,349 (h)
EUR	100,000	MSD Netherlands Capital BV, 3.75%, due 5/30/2054	105,632
EUR	1,221,000	Neopharmed Gentili SpA, 7.13%, due 4/8/2030	1,468,850 (m)
EUR	2,541,000	Nidda Healthcare Holding GmbH, 5.63%, due 2/21/2030	3,013,783 (m)
		Rossini SARL
EUR	893,509	(3 mo. EUR EURIBOR + 3.88%), 5.88%, due 12/31/2029	1,044,941 (h)(m)
EUR	1,030,000	6.75%, due 12/31/2029	1,252,509 (m)
	$840,000	Sanofi SA, (Secured Overnight Financing Rate + 0.46%), 4.52%, due 11/3/2027	845,326 (h)(i)
		Teva Pharmaceutical Finance Netherlands II BV
EUR	973,000	1.63%, due 10/15/2028	1,078,594 (m)
EUR	6,303,000	4.38%, due 5/9/2030	7,488,212
EUR	1,397,000	4.13%, due 6/1/2031	1,644,530
			80,246,601
Pipelines 1.4%
		Antero Midstream Partners LP/Antero Midstream Finance Corp.
	$1,790,000	5.38%, due 6/15/2029	1,788,885 (d)
	2,715,000	6.63%, due 2/1/2032	2,810,793 (d)
	2,345,000	Buckeye Partners LP, 6.75%, due 2/1/2030	2,447,432 (d)
		CQP Holdco LP/BIP-V Chinook Holdco LLC
	2,025,000	5.50%, due 6/15/2031	2,003,485 (d)
	155,000	7.50%, due 12/15/2033	167,703 (d)
		Enbridge, Inc.
	810,000	5.90%, due 11/15/2026	823,491
	4,554,000	7.20%, due 6/27/2054	4,863,790 (k)
	3,200,000	8.25%, due 1/15/2084	3,433,741 (k)
		Energy Transfer LP
	345,000	8.00%, due 5/15/2054	368,294 (k)
	185,000	7.13%, due 10/1/2054	191,196 (k)
	14,074,000	6.20%, due 4/1/2055	14,038,420
	855,000	6.50%, due 2/15/2056	847,256 (k)
	655,000	6.75%, due 2/15/2056	657,029 (k)
	2,530,000	Excelerate Energy LP, 8.00%, due 5/15/2030	2,671,139 (d)
	3,195,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 5/15/2033	3,299,828
	10,000,000	GIP Sharon Finco Pty. Ltd., 6.23%, due 9/30/2046	10,187,541
	2,240,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	2,271,721 (d)
	2,045,000	Golar LNG Ltd., 7.50%, due 10/2/2030	2,021,531 (d)
		Harvest Midstream I LP
	1,290,000	7.50%, due 9/1/2028	1,304,132 (d)
	1,700,000	7.50%, due 5/15/2032	1,761,759 (d)
	2,840,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	2,975,931 (d)
	865,000	ITT Holdings LLC, 6.50%, due 8/1/2029	837,815 (d)
	3,740,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	3,636,940
	12,197,000	MPLX LP, 5.95%, due 4/1/2055	11,859,785
	2,965,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	3,035,253 (d)
	2,295,000	Rockies Express Pipeline LLC, 6.75%, due 3/15/2033	2,402,043 (d)
	200,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	201,761 (m)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Pipelines – cont'd
		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	$1,355,000	5.50%, due 1/15/2028	$1,346,832 (d)
	1,470,000	6.00%, due 12/31/2030	1,458,774 (d)
	3,135,000	6.00%, due 9/1/2031	3,082,156 (d)
	760,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	795,074 (d)
		Venture Global LNG, Inc.
	610,000	7.00%, due 1/15/2030	617,308 (d)
	4,385,000	8.38%, due 6/1/2031	4,501,799 (d)
	580,000	9.88%, due 2/1/2032	619,528 (d)
		Venture Global Plaquemines LNG LLC
	720,000	7.50%, due 5/1/2033	791,783 (d)
	975,000	6.50%, due 1/15/2034	1,021,267 (d)
	720,000	7.75%, due 5/1/2035	812,457 (d)
	980,000	6.75%, due 1/15/2036	1,037,929 (d)
			98,993,601
Real Estate 0.3%
EUR	2,118,128	Adler Financing SARL, 8.25%, due 12/31/2028	2,638,531 (n)
EUR	100,000	Aroundtown SA, 1.63%, due 4/15/2026	111,518 (k)(l)(m)
EUR	1,260,000	Castellum AB, 3.13%, due 12/2/2026	1,435,554 (k)(l)(m)
	$1,305,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	123,975 (m)(p)
		CPI Property Group SA
EUR	200,000	4.88%, due 8/18/2026	224,186 (k)(l)(m)
GBP	320,000	4.00%, due 1/22/2028	400,221 (m)
EUR	1,000,000	3.75%, due 4/28/2028	1,031,819 (k)(l)(m)
EUR	741,000	7.00%, due 5/7/2029	914,740 (m)
EUR	1,060,000	1.75%, due 1/14/2030	1,066,293 (m)
EUR	2,812,000	1.50%, due 1/27/2031	2,685,757 (m)
EUR	1,134,000	7.50%, due 3/26/2031	1,240,315 (k)(l)(m)
EUR	365,000	6.00%, due 1/27/2032	427,382 (m)
EUR	100,000	Grand City Properties SA, 1.50%, due 3/9/2026	112,978 (k)(l)(m)
EUR	2,810,000	Heimstaden AB, 8.38%, due 1/29/2030	3,393,834 (m)
		Heimstaden Bostad AB
EUR	200,000	3.38%, due 1/15/2026	229,550 (k)(l)(m)
EUR	1,213,000	2.63%, due 2/1/2027	1,356,696 (k)(l)(m)
EUR	1,200,000	3.00%, due 10/29/2027	1,333,304 (k)(l)(m)
EUR	1,451,000	6.25%, due 12/4/2029	1,737,300 (k)(l)(m)
EUR	1,945,000	Heimstaden Bostad Treasury BV, 1.63%, due 10/13/2031	1,981,279 (m)
	$200,000	Longfor Group Holdings Ltd., 4.50%, due 1/16/2028	181,611 (m)
EUR	1,600,000	New Immo Holding SA, 6.00%, due 3/22/2029	1,923,938 (m)
EUR	100,000	Public Property Invest AS, 4.63%, due 3/12/2030	119,382 (m)
			24,670,163
Real Estate Investment Trusts 0.5%
EUR	1,107,000	Alexandrite Monnet U.K. Holdco PLC, 10.50%, due 5/15/2029	1,386,184 (m)
	$1,470,000	Arbor Realty SR, Inc., 7.88%, due 7/15/2030	1,495,828 (d)
	2,315,000	Blackstone Mortgage Trust, Inc., 7.75%, due 12/1/2029	2,439,609 (d)
		Brandywine Operating Partnership LP
	1,115,000	8.88%, due 4/12/2029	1,211,229
	795,000	6.13%, due 1/15/2031	798,482
	1,670,000	CFE Fibra E, 5.88%, due 9/23/2040	1,678,684 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Real Estate Investment Trusts – cont'd
	$1,755,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	$1,759,580 (d)
	2,005,000	Extra Space Storage LP, 4.95%, due 1/15/2033	2,015,989
	1,235,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	1,211,212 (d)
EUR	1,465,412	Globalworth Real Estate Investments Ltd., 6.25%, due 3/31/2029	1,716,341 (m)
EUR	2,473,000	Iron Mountain, Inc., 4.75%, due 1/15/2034	2,859,702 (m)
	$380,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 7/15/2031	399,128 (d)
EUR	1,961,000	MPT Operating Partnership LP/MPT Finance Corp., 7.00%, due 2/15/2032	2,350,800 (m)
	$3,400,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	3,396,963 (d)
	2,075,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	2,094,812 (d)
		RHP Hotel Properties LP/RHP Finance Corp.
	395,000	6.50%, due 4/1/2032	406,346 (d)
	660,000	6.50%, due 6/15/2033	681,197 (d)
	1,525,000	Rithm Capital Corp., 8.00%, due 7/15/2030	1,545,857 (d)
	1,915,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,808,381 (d)
	425,000	Service Properties Trust, 8.63%, due 11/15/2031	448,306 (d)
		Starwood Property Trust, Inc.
	605,000	7.25%, due 4/1/2029	637,194 (d)
	4,430,000	6.50%, due 7/1/2030	4,607,439 (d)
	1,350,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	1,263,500 (d)
			38,212,763
Retail 0.7%
	215,000	Alsea SAB de CV, 7.75%, due 12/14/2026	215,642 (d)
		B&M European Value Retail SA
GBP	1,232,000	8.13%, due 11/15/2030	1,684,345 (m)
GBP	798,000	6.50%, due 11/27/2031	1,030,472 (m)
		Bath & Body Works, Inc.
	$1,860,000	6.63%, due 10/1/2030	1,911,777 (d)
	585,000	6.88%, due 11/1/2035	611,613
EUR	637,000	Bertrand Franchise Finance SAS, (3 mo. EUR EURIBOR + 3.75%), 5.75%, due 7/18/2030	712,160 (h)(m)
GBP	1,948,000	Boots Group Finco LP, 7.38%, due 8/31/2032	2,630,319 (m)
EUR	1,619,000	Bubbles Bidco SPA, 6.50%, due 9/30/2031	1,918,460 (m)
GBP	1,553,000	CD&R Firefly Bidco PLC, 8.63%, due 4/30/2029	2,132,414 (m)
EUR	3,251,000	Ceconomy AG, 6.25%, due 7/15/2029	3,936,477 (m)
	$200,000	CK Hutchison International 23 Ltd., 4.75%, due 4/21/2028	202,966 (d)
	203,000	CK Hutchison International 24 Ltd., 5.38%, due 4/26/2029	210,636 (d)
	2,260,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	2,408,672 (d)
EUR	2,087,000	Dufry One BV, 4.50%, due 5/23/2032	2,471,806 (m)
EUR	2,449,000	Eroski S Coop, 10.63%, due 4/30/2029	2,993,845 (m)
EUR	1,989,000	Fnac Darty SA, 6.00%, due 4/1/2029	2,386,446 (m)
EUR	1,582,000	Food Service Project SA, 5.50%, due 1/21/2027	1,829,116 (m)
EUR	2,208,000	Fressnapf Holding SE, 5.25%, due 10/31/2031	2,579,024 (m)
EUR	1,095,000	Goldstory SAS, 6.75%, due 2/1/2030	1,306,332 (m)
	$1,515,000	LCM Investments Holdings II LLC, 8.25%, due 8/1/2031	1,593,989 (d)
		Michaels Cos., Inc.
	735,000	5.25%, due 5/1/2028	686,329 (d)
	835,000	7.88%, due 5/1/2029	732,713 (d)
	1,875,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,911,744 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Retail – cont'd
		PetSmart LLC/PetSmart Finance Corp.
	$1,950,000	7.50%, due 9/15/2032	$1,945,028 (d)
	925,000	10.00%, due 9/15/2033	928,914 (d)
EUR	845,867	PEU Fin PLC, 7.25%, due 7/1/2028	1,010,332 (m)
GBP	1,000,000	Punch Finance PLC, 7.88%, due 12/30/2030	1,343,418 (m)
	$2,745,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	2,841,770 (d)
GBP	906,000	Waga Bondco Ltd., 8.50%, due 6/15/2030	1,081,705 (m)
	$615,000	Walmart, Inc., (Secured Overnight Financing Rate Index + 0.43%), 4.51%, due 4/28/2027	617,169 (h)
	1,365,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	1,380,769 (d)(i)
			49,246,402
Savings & Loans 0.2%
		Nationwide Building Society
EUR	100,000	4.00%, due 3/18/2028	117,713 (k)(m)
	$5,455,000	4.13%, due 10/18/2032	5,397,041 (d)(k)
	5,600,000	5.54%, due 7/14/2036	5,769,701 (d)(k)
			11,284,455
Semiconductors 0.9%
	2,535,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	2,578,807 (d)
	9,350,000	Broadcom, Inc., 3.14%, due 11/15/2035	8,103,744 (d)
		Foundry JV Holdco LLC
	7,720,000	6.25%, due 1/25/2035	8,215,532 (d)
	3,875,000	6.10%, due 1/25/2036	4,093,396 (d)
	10,159,000	6.30%, due 1/25/2039	10,805,139 (d)
		Intel Corp.
	570,000	4.88%, due 2/10/2026	570,871
	3,945,000	3.75%, due 8/5/2027	3,912,738
	7,265,000	4.90%, due 8/5/2052	6,239,568
	10,635,000	5.60%, due 2/21/2054	10,169,933
	7,731,000	Marvell Technology, Inc., 5.95%, due 9/15/2033	8,262,576
		SK Hynix, Inc.
	200,000	6.25%, due 1/17/2026	200,515 (d)
	200,000	6.38%, due 1/17/2028	209,084 (d)
			63,361,903
Software 1.0%
	2,920,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	2,858,573 (d)
	2,285,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	2,331,253 (d)
		Cloud Software Group, Inc.
	1,370,000	6.50%, due 3/31/2029	1,380,341 (d)
	2,735,000	9.00%, due 9/30/2029	2,828,920 (d)
	1,900,000	8.25%, due 6/30/2032	1,996,547 (d)
	810,000	6.63%, due 8/15/2033	811,856 (d)
	780,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	789,412 (d)
	1,180,000	Fair Isaac Corp., 6.00%, due 5/15/2033	1,201,117 (d)
		Oracle Corp.
	950,000	1.65%, due 3/25/2026	940,728
	6,565,000	5.20%, due 9/26/2035	6,465,241
	18,583,000	6.00%, due 8/3/2055	17,774,936
	16,835,000	5.95%, due 9/26/2055	15,961,170
	7,335,000	Synopsys, Inc., 5.15%, due 4/1/2035	7,450,970

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Software – cont'd
EUR	940,000	TeamSystem SpA, 5.00%, due 7/1/2031	$1,096,552 (m)
	$4,840,000	UKG, Inc., 6.88%, due 2/1/2031	4,982,093 (d)
			68,869,709
Telecommunications 1.9%
		Altice France SA
EUR	931,050	4.75%, due 10/15/2030	1,027,565 (m)
	$1,074,289	6.88%, due 10/15/2030	1,050,619 (d)
EUR	3,603,297	5.50%, due 10/15/2031	4,010,895 (m)
		AT&T, Inc.
	$1,470,000	1.70%, due 3/25/2026	1,455,618
	9,115,000	1.65%, due 2/1/2028	8,640,801
		Bell Telephone Co. of Canada or Bell Canada
	5,315,000	6.88%, due 9/15/2055	5,546,734 (k)
	2,000,000	7.00%, due 9/15/2055	2,102,084 (k)
		British Telecommunications PLC
EUR	1,744,000	5.13%, due 10/3/2054	2,106,398 (k)(m)
GBP	1,535,000	8.38%, due 12/20/2083	2,170,402 (k)(m)
	$2,470,000	CommScope LLC, 9.50%, due 12/15/2031	2,515,970 (d)
	200,000	Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, due 8/1/2032	199,099 (d)
		EchoStar Corp.
	3,105,000	10.75%, due 11/30/2029	3,418,215
	1,588,950	6.75% Cash/6.75% PIK, due 11/30/2030	1,639,653 (n)
EUR	2,300,000	Eutelsat SA, 2.25%, due 7/13/2027	2,620,660 (m)
		Fibercop SpA
EUR	897,000	6.88%, due 2/15/2028	1,105,511 (m)
EUR	2,771,000	7.88%, due 7/31/2028	3,530,875 (m)
EUR	2,422,000	1.63%, due 1/18/2029	2,625,657
	$1,380,000	6.38%, due 11/15/2033	1,361,729 (d)
	830,000	6.00%, due 9/30/2034	781,700 (d)
	580,000	7.20%, due 7/18/2036	586,084 (d)
		Iliad Holding SAS
EUR	3,210,000	5.63%, due 10/15/2028	3,754,305 (m)
	$720,000	7.00%, due 10/15/2028	730,729 (d)
EUR	1,420,000	6.88%, due 4/15/2031	1,753,211 (m)
	$655,000	8.50%, due 4/15/2031	702,989 (d)
	560,000	7.00%, due 4/15/2032	573,088 (d)
EUR	1,210,000	Koninklijke KPN NV, 6.00%, due 9/21/2027	1,470,497 (k)(l)(m)
		Level 3 Financing, Inc.
	$495,000	4.88%, due 6/15/2029	473,344 (d)
	225,000	3.75%, due 7/15/2029	198,563 (d)
	740,000	4.50%, due 4/1/2030	683,575 (d)
	830,000	6.88%, due 6/30/2033	850,158 (d)
	2,730,000	7.00%, due 3/31/2034	2,804,810 (d)
EUR	6,356,000	Lorca Telecom Bondco SA, 4.00%, due 9/18/2027	7,331,261 (m)
	$480,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	444,000 (d)
	200,000	NTT Finance Corp., (Secured Overnight Financing Rate + 1.08%), 5.36%, due 7/16/2028	202,056 (d)(h)
EUR	800,000	Odido Group Holding BV, 5.50%, due 1/15/2030	927,192 (m)
EUR	2,720,000	Odido Holding BV, 3.75%, due 1/15/2029	3,122,087 (m)
	$2,105,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	2,207,116 (d)
EUR	1,476,000	PLT VII Finance SARL, 6.00%, due 6/15/2031	1,763,904 (m)
EUR	2,600,000	Proximus SADP, 4.75%, due 7/2/2031	3,062,442 (k)(l)(m)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Telecommunications – cont'd
		Rogers Communications, Inc.
	$6,395,000	7.00%, due 4/15/2055	$6,686,347 (k)
	2,220,000	7.13%, due 4/15/2055	2,376,100 (k)
		SoftBank Group Corp.
EUR	1,115,000	5.25%, due 10/10/2029	1,330,738 (m)
EUR	1,460,000	5.88%, due 7/10/2031	1,775,617 (m)
	$610,000	7.25%, due 7/10/2032	634,704 (m)
		Telecom Italia SpA
EUR	1,153,000	6.88%, due 2/15/2028	1,430,389 (m)
EUR	968,000	7.88%, due 7/31/2028	1,244,743 (m)
EUR	795,000	1.63%, due 1/18/2029	878,717 (m)
		Telefonica Europe BV
EUR	1,800,000	7.13%, due 8/23/2028	2,273,344 (k)(l)(m)
EUR	1,000,000	6.14%, due 2/3/2030	1,244,622 (k)(l)(m)
EUR	1,800,000	6.75%, due 6/7/2031	2,328,254 (k)(l)(m)
EUR	3,200,000	5.75%, due 1/15/2032	3,934,020 (k)(l)(m)
EUR	600,000	2.88%, due 6/24/2027	682,879 (k)(l)(m)
	$885,000	T-Mobile USA, Inc., 2.63%, due 4/15/2026	879,752
	200,000	Veon Midco BV, 3.38%, due 11/25/2027	187,287 (m)
		Verizon Communications, Inc.
	180,000	1.45%, due 3/20/2026	178,099
EUR	100,000	3.75%, due 2/28/2036	116,145
	$183,055	VF Ukraine PAT via VFU Funding PLC, 9.63%, due 2/11/2027	175,711 (m)
		Vmed O2 U.K. Financing I PLC
GBP	3,281,000	4.50%, due 7/15/2031	3,902,051 (m)
EUR	1,470,000	5.63%, due 4/15/2032	1,725,185 (m)
		Vodafone Group PLC
	$3,715,000	5.75%, due 6/28/2054	3,645,695
EUR	1,076,000	4.20%, due 10/3/2078	1,278,085 (k)(m)
EUR	4,501,000	3.00%, due 8/27/2080	5,022,560 (k)(m)
EUR	4,300,000	6.50%, due 8/30/2084	5,422,999 (k)(m)
	$680,000	Windstream Services LLC, 7.50%, due 10/15/2033	678,769 (d)
	2,410,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	2,460,962 (d)
	893,284	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	849,370 (d)
EUR	1,402,200	Zegona Finance PLC, 6.75%, due 7/15/2029	1,707,168 (m)
			136,601,908
Transportation 0.2%
EUR	2,616,000	CMA CGM SA, 5.00%, due 1/15/2031	3,076,061 (m)
GBP	1,503,000	Edge Finco PLC, 8.13%, due 8/15/2031	2,091,590 (m)
EUR	100,000	FedEx Corp., 4.13%, due 7/30/2037	115,774
EUR	100,000	Mobico Group PLC, 4.88%, due 9/26/2031	88,577 (m)
	$450,377	MV24 Capital BV, 6.75%, due 6/1/2034	445,752 (d)
	4,830,000	XPO, Inc., 7.13%, due 2/1/2032	5,079,228 (d)
			10,896,982
Trucking & Leasing 0.0%‡
	1,235,000	FTAI Aviation Investors LLC, 7.00%, due 6/15/2032	1,293,500 (d)
Water 0.2%
EUR	2,735,000	Holding d'Infrastructures des Metiers de l'Environnement SAS, 4.88%, due 10/24/2029	3,278,834 (m)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value

Water – cont'd
		Veolia Environnement SA
EUR	3,800,000	2.25%, due 1/20/2026	$4,371,050 (k)(l)(m)
EUR	3,000,000	5.99%, due 11/22/2028	3,700,427 (k)(l)(m)
EUR	1,100,000	2.50%, due 1/20/2029	1,223,450 (k)(l)(m)
EUR	700,000	4.37%, due 5/20/2030	829,118 (k)(l)(m)
			13,402,879
Total Corporate Bonds (Cost $2,262,442,690)			2,311,013,579

Loan Assignments 0.4%
Capital Markets 0.1%
	$3,970,000	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.50%, due 11/26/2031	3,982,426
Diversified Telecommunication Services 0.1%
	5,994,916	CommScope, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%), 8.71%, due 12/17/2029	6,042,156
	1,100,000	Zayo Group Holdings, Inc., Term Loan, (USD Term SOFR), due 3/11/2030	1,050,159 (f)(q)
			7,092,315
Entertainment 0.0%‡
	3,970,050	TKO Worldwide Holdings, LLC, Term Loan, (3 mo. USD Term SOFR + 2.00%), 6.04%, due 11/21/2031	3,978,070
Machinery 0.1%
	6,441,325	EMRLD Borrower LP, Term Loan B, (6 mo. USD Term SOFR + 2.50%), 6.12%, due 8/4/2031	6,414,078
Media 0.1%
	4,764,000	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 6.24%, due 12/15/2031	4,753,186
Oil, Gas & Consumable Fuels 0.0%‡
	3,878,093	New Fortress Energy, Inc., Term Loan B, (3 mo. USD Term SOFR), due 10/30/2028	1,731,995
Total Loan Assignments (Cost $28,313,865)			27,952,070
Foreign Government Securities 4.5%
		Angolan Government International Bonds
	200,000	9.50%, due 11/12/2025	199,961 (m)
	2,105,000	8.00%, due 11/26/2029	2,012,389 (d)
	760,000	8.75%, due 4/14/2032	712,479 (d)
	3,740,000	9.38%, due 5/8/2048	3,209,200 (d)
	1,990,000	9.13%, due 11/26/2049	1,670,176 (d)
		Argentine Republic Government International Bonds
	276,786	1.00%, due 7/9/2029	235,406
	3,484,752	0.75%, due 7/9/2030	2,848,785 (o)
	6,750,000	4.13%, due 7/9/2035	4,728,375 (o)
		Autonomous Community of Catalonia
EUR	4,000,000	5.48%, due 5/11/2029	5,349,910
EUR	8,000,000	5.64%, due 2/15/2033	10,315,757 (m)
		Autonomous Community of Madrid
EUR	4,000,000	3.60%, due 4/30/2033	4,810,017 (m)
EUR	90,000	3.46%, due 4/30/2034	106,951 (m)
	$200,000	Baiterek National Managing Holding JSC, 5.45%, due 5/8/2028	203,734 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Bank Gospodarstwa Krajowego
EUR	150,000	5.13%, due 2/22/2033	$193,276 (m)
EUR	100,000	4.25%, due 3/18/2037	118,533 (m)
EUR	123,000	4.38%, due 3/13/2039	144,635 (m)
EUR	100,000	Banque et Caisse d'Epargne de l'Etat, 3.25%, due 3/19/2031	117,315 (k)(m)
	$500,000	Bermuda Government International Bonds, 3.72%, due 1/25/2027	494,560 (m)
EUR	430,000	BNG Bank NV, 2.50%, due 5/21/2030	495,684 (m)
		Brazil Government International Bonds
	$200,000	5.50%, due 11/6/2030	204,130
	2,000,000	6.13%, due 1/22/2032	2,079,000
	1,250,000	6.00%, due 10/20/2033	1,278,125
	800,000	7.13%, due 5/13/2054	810,400
	2,720,000	7.25%, due 1/12/2056	2,750,872
		Brazil Notas do Tesouro Nacional
BRL	6,105,000	10.00%, due 1/1/2029	1,050,601
BRL	6,760,000	10.00%, due 1/1/2031	1,106,016
BRL	2,000,000	10.00%, due 1/1/2033	314,130
BRL	62,020,000	10.00%, due 1/1/2035	9,446,758
		Bulgaria Government International Bonds
EUR	60,000	3.63%, due 9/5/2032	71,508 (m)
EUR	90,000	3.50%, due 5/7/2034	105,047 (m)
EUR	90,000	3.38%, due 7/18/2035	103,013 (m)
EUR	113,000	4.88%, due 5/13/2036	144,945 (m)
EUR	73,000	4.13%, due 5/7/2038	86,073 (m)
		Bundesrepublik Deutschland Bundesanleihe
EUR	386,218	0.00%, due 8/15/2031	391,115 (m)
EUR	295,000	0.00%, due 2/15/2032	294,199 (m)
EUR	43,000	4.75%, due 7/4/2034	58,098 (m)
EUR	130,000	1.00%, due 5/15/2038	120,759 (m)
EUR	136,900	2.50%, due 8/15/2046	143,287 (m)
EUR	171,000	1.25%, due 8/15/2048	136,674 (m)
EUR	300,000	Cassa Depositi e Prestiti SpA, 2.00%, due 4/20/2027	344,413 (m)
		Colombia Government International Bonds
EUR	100,000	3.88%, due 3/22/2026	115,172
	$576,000	7.38%, due 4/25/2030	616,522
	400,000	7.50%, due 2/2/2034	423,980
	1,510,000	8.00%, due 11/14/2035	1,645,900
	760,000	8.38%, due 11/7/2054	836,570
		Colombian TES
COP	10,451,500,000	7.00%, due 6/30/2032	2,150,319
COP	1,270,000,000	13.25%, due 2/9/2033	353,284
COP	11,830,100,000	7.25%, due 10/18/2034	2,357,709
		Costa Rica Government International Bonds
	$4,700,000	6.55%, due 4/3/2034	5,077,927 (d)
	1,625,000	7.16%, due 3/12/2045	1,780,187 (m)
EUR	100,000	Croatia Government International Bonds, 3.25%, due 2/11/2037	113,726 (m)
EUR	120,000	Denmark Government International Bonds, 2.25%, due 10/2/2026	138,596 (m)
	$400,000	Development Bank of Mongolia LLC, 8.50%, due 7/3/2028	409,007 (m)
		Dominican Republic International Bonds
	233,333	8.63%, due 4/20/2027	241,780 (m)
	1,395,000	7.05%, due 2/3/2031	1,500,462 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$3,210,000	6.95%, due 3/15/2037	$3,423,946 (d)
	2,420,000	6.85%, due 1/27/2045	2,528,416 (d)
	2,155,000	7.15%, due 2/24/2055	2,322,767 (d)
	8,595,000	Eagle Funding Luxco SARL, 5.50%, due 8/17/2030	8,731,660 (d)
		Ecuador Government International Bonds
	753,147	6.90%, due 7/31/2030	686,117 (d)
	400,000	6.90%, due 7/31/2030	364,400 (m)
	1,090,328	6.90%, due 7/31/2035	834,101 (d)
		Egypt Government International Bonds
	320,000	8.63%, due 2/4/2030	342,662 (m)
	3,765,000	8.50%, due 1/31/2047	3,474,065 (d)
	1,055,000	8.88%, due 5/29/2050	997,426 (d)
		El Salvador Government International Bonds
	251,000	8.63%, due 2/28/2029	267,315 (m)
	160,000	0.25%, due 4/17/2030	3,984 (d)
	160,000	9.25%, due 4/17/2030	174,000 (d)
	345,000	9.50%, due 7/15/2052	379,728 (d)
EUR	100,000	Estonia Government International Bonds, 3.25%, due 1/17/2034	115,328 (m)
		European Union
EUR	230,000	2.00%, due 10/4/2027	264,699 (m)
EUR	350,000	2.63%, due 7/4/2028	407,867 (m)
EUR	240,000	3.13%, due 12/4/2030	284,934 (m)
EUR	180,000	2.50%, due 12/4/2031	206,034 (m)
EUR	81,000	2.75%, due 12/13/2032	93,351 (m)
EUR	60,000	3.38%, due 10/4/2039	68,684 (m)
EUR	85,000	3.75%, due 10/12/2045	98,092 (m)
		French Republic Government Bonds OAT
EUR	447,142	1.25%, due 5/25/2038	390,856 (m)
EUR	1,391,000	1.50%, due 5/25/2050	952,654 (m)
EUR	47,300	1.75%, due 5/25/2066	27,953 (m)
EUR	167,076	French Republic Government Bonds OAT, Inflation-Linked, 0.60%, due 7/25/2034	180,916 (c)(m)
		Ghana Government International Bonds
	$3,200	0.00%, due 7/3/2026	3,104 (d)
	48,400	5.00%, due 7/3/2029	47,069 (d)(o)
	200,000	5.00%, due 7/3/2029	194,474 (m)(o)
	8,368	0.00%, due 1/3/2030	7,220 (d)
	69,600	5.00%, due 7/3/2035	59,898 (d)(o)
		Guatemala Government Bonds
	200,000	5.25%, due 8/10/2029	202,500 (m)
	1,150,000	6.88%, due 8/15/2055	1,238,159 (d)
		Hellenic Republic Government Bonds
EUR	79,000	3.38%, due 6/15/2034	92,737 (m)
EUR	346,000	4.38%, due 7/18/2038	432,845 (m)
		Hungary Government Bonds
HUF	1,661,870,000	3.25%, due 10/22/2031	4,193,592
HUF	1,152,720,000	2.25%, due 6/22/2034	2,429,954
		Hungary Government International Bonds
	$1,910,000	5.50%, due 3/26/2036	1,928,195 (d)
EUR	85,000	4.88%, due 3/22/2040	100,402 (m)
	$4,000,000	Indonesia Government International Bonds, 4.63%, due 4/15/2043	3,760,627 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Indonesia Treasury Bonds
IDR	26,460,000,000	7.00%, due 9/15/2030	$1,687,202
IDR	23,174,000,000	7.00%, due 2/15/2033	1,466,452
IDR	72,989,000,000	6.63%, due 2/15/2034	4,539,663
IDR	23,389,000,000	6.75%, due 7/15/2035	1,473,632
		Italy Buoni Poliennali Del Tesoro
EUR	337,000	3.45%, due 7/15/2027	397,031 (m)
EUR	90,000	0.95%, due 9/15/2027	101,639 (m)
EUR	130,000	2.70%, due 10/15/2027	151,410 (m)
EUR	92,000	2.35%, due 1/15/2029	105,999 (m)
EUR	140,000	3.25%, due 11/15/2032	164,057 (m)
EUR	211,000	3.85%, due 2/1/2035	254,482 (m)
EUR	91,000	3.65%, due 8/1/2035	107,700 (m)
EUR	209,000	1.45%, due 3/1/2036	200,756 (m)
EUR	109,000	4.05%, due 10/30/2037	132,059 (m)
EUR	340,000	4.15%, due 10/1/2039	410,932 (m)
EUR	666,000	3.85%, due 10/1/2040	773,269 (m)
EUR	243,000	1.80%, due 3/1/2041	215,859 (m)
EUR	79,000	4.65%, due 10/1/2055	96,847 (m)
		Italy Buoni Poliennali Del Tesoro, Inflation-Linked
EUR	76,177	2.00%, due 3/14/2028	89,651 (c)(m)
EUR	117,193	1.50%, due 5/15/2029	138,336 (c)(m)
		Ivory Coast Government International Bonds
EUR	800,000	5.25%, due 3/22/2030	925,758 (m)
EUR	100,000	5.88%, due 10/17/2031	116,149 (m)
	$80,450	5.75%, due 12/31/2032	80,478 (m)
	3,715,000	6.13%, due 6/15/2033	3,605,787 (d)
	1,335,000	8.08%, due 4/1/2036	1,405,674 (d)
	330,000	8.25%, due 1/30/2037	350,493 (d)
JPY	3,675,800,000	Japan Government Thirty Year Bonds, 3.20%, due 9/20/2055	24,439,240
	9,880,000	Kazakhstan Government International Bonds, 5.50%, due 7/1/2037	10,083,945 (d)
		Kingdom of Belgium Government Bonds
EUR	58,200	3.10%, due 6/22/2035	66,677 (m)
EUR	172,097	1.45%, due 6/22/2037	162,009 (m)
EUR	50,000	3.45%, due 6/22/2042	55,637 (m)
EUR	112,000	Kommunekredit, 0.88%, due 11/3/2036	102,180 (m)
	$200,000	Korea Electric Power Corp., 5.38%, due 7/31/2026	201,825 (d)
	400,000	Korea Housing Finance Corp., 4.63%, due 2/24/2028	405,305 (d)
	200,000	Korea Hydro & Nuclear Power Co. Ltd., 5.00%, due 7/18/2028	204,613 (d)
	322,000	Korea National Oil Corp., 4.00%, due 9/29/2028	320,895 (d)
		Latvia Government International Bonds
EUR	108,000	2.88%, due 5/21/2030	124,890 (m)
EUR	123,000	3.50%, due 10/2/2035	141,899 (m)
EUR	37,000	Lithuania Government International Bonds, 3.50%, due 2/13/2034	43,302 (m)
		Mexico Bonos
MXN	6,350,000	8.50%, due 5/31/2029	347,665
MXN	56,380,000	7.75%, due 5/29/2031	2,958,823
MXN	613,550,000	7.75%, due 11/23/2034	31,113,922
		Mexico Government International Bonds
	$2,550,000	5.38%, due 3/22/2033	2,547,960
	1,750,000	6.00%, due 5/7/2036	1,790,775

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$2,270,000	6.34%, due 5/4/2053	$2,252,407
	1,160,000	6.40%, due 5/7/2054	1,159,925
	1,560,000	7.38%, due 5/13/2055	1,750,074
		MFB Magyar Fejlesztesi Bank Zrt
	200,000	6.50%, due 6/29/2028	210,090 (m)
EUR	100,000	4.38%, due 6/27/2030	119,367 (m)
	$8,200,000	Morocco Government International Bonds, 6.50%, due 9/8/2033	8,974,616 (d)
		Netherlands Government Bonds
EUR	263,397	0.00%, due 7/15/2030	272,722 (m)
EUR	255,658	0.00%, due 7/15/2031	257,118 (m)
EUR	350,633	4.00%, due 1/15/2037	446,893 (m)
EUR	125,000	3.50%, due 1/15/2056	148,021 (m)
		Nigeria Government International Bonds
	$200,000	8.38%, due 3/24/2029	207,504 (m)
	1,460,000	8.25%, due 9/28/2051	1,352,722 (d)
		Oman Government International Bonds
	5,105,000	6.25%, due 1/25/2031	5,521,177 (d)
	935,000	6.50%, due 3/8/2047	1,026,449 (d)
	1,745,000	7.00%, due 1/25/2051	2,013,009 (d)
		Panama Government International Bonds
	100,000	8.88%, due 9/30/2027	107,455
	160,000	9.38%, due 4/1/2029	181,824
	780,000	7.50%, due 3/1/2031	863,460
	1,675,000	2.25%, due 9/29/2032	1,373,667
	4,985,000	6.40%, due 2/14/2035	5,236,493
	1,655,000	Paraguay Government International Bonds, 5.40%, due 3/30/2050	1,537,594 (d)
		Peru Government Bonds
PEN	20,854,000	6.15%, due 8/12/2032	6,551,625
PEN	717,000	5.40%, due 8/12/2034	206,883
PEN	9,333,000	Peruvian Government International Bonds, 6.90%, due 8/12/2037	2,885,360 (m)
		Portugal Obrigacoes do Tesouro OT
EUR	82,000	1.95%, due 6/15/2029	93,934 (m)
EUR	143,000	1.65%, due 7/16/2032	155,134 (m)
EUR	127,000	2.88%, due 10/14/2033	147,088 (m)
EUR	31,000	3.63%, due 6/12/2054	34,347 (m)
	$1,320,000	Province of Alberta, 4.30%, due 11/2/2035	1,319,324 (i)
	1,270,000	Qatar Government International Bonds, 4.40%, due 4/16/2050	1,155,199 (d)
		Region Wallonne Belgium
EUR	700,000	3.00%, due 12/6/2030	812,042 (m)
EUR	200,000	3.13%, due 6/22/2032	230,016 (m)
EUR	353,000	Republic of Austria Government Bonds, 0.90%, due 2/20/2032	366,802 (m)
		Republic of Poland Government Bonds
PLN	3,026,000	4.75%, due 7/25/2029	825,811
PLN	14,657,000	6.00%, due 10/25/2033	4,194,224
PLN	6,376,000	5.00%, due 10/25/2034	1,698,972
		Republic of Poland Government International Bonds
	$95,000	4.63%, due 3/18/2029	96,907
EUR	125,000	3.13%, due 7/7/2032	144,719 (m)
EUR	90,000	3.88%, due 7/7/2037	104,498 (m)
		Republic of South Africa Government Bonds
ZAR	24,241,794	8.00%, due 1/31/2030	1,416,381

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
ZAR	26,204,993	8.25%, due 3/31/2032	$1,504,269
ZAR	35,638,725	8.88%, due 2/28/2035	2,050,731
ZAR	9,479,631	8.50%, due 1/31/2037	514,254
		Republic of South Africa Government International Bonds
	$1,140,000	7.10%, due 11/19/2036	1,226,027 (d)
	1,680,000	5.65%, due 9/27/2047	1,419,453
	880,000	5.75%, due 9/30/2049	743,517
	4,170,000	7.95%, due 11/19/2054	4,459,089 (d)
		Romania Government Bonds
RON	7,860,000	4.85%, due 7/25/2029	1,661,404
RON	18,715,000	8.25%, due 9/29/2032	4,525,425
RON	3,480,000	7.10%, due 7/31/2034	794,280
RON	395,000	4.75%, due 10/11/2034	76,807
		Romania Government International Bonds
	$234,000	3.00%, due 2/27/2027	229,647 (m)
EUR	50,000	2.88%, due 5/26/2028	57,212 (m)
	$390,000	5.88%, due 1/30/2029	401,271 (m)
EUR	320,000	6.63%, due 9/27/2029	404,102 (m)
	$1,530,000	5.75%, due 9/16/2030	1,564,861 (d)
	3,630,000	3.00%, due 2/14/2031	3,259,063 (m)
EUR	270,000	5.38%, due 3/22/2031	322,069 (m)
EUR	176,000	6.38%, due 9/18/2033	216,665 (m)
	$580,000	6.63%, due 5/16/2036	596,407 (d)
EUR	255,000	6.75%, due 7/11/2039	305,661 (m)
EUR	65,000	6.50%, due 10/7/2045	74,253 (m)
		Saudi Government International Bonds
	$2,285,000	5.63%, due 1/13/2035	2,446,850 (d)
	3,995,000	3.25%, due 11/17/2051	2,745,805 (d)
	1,095,000	3.75%, due 1/21/2055	808,010 (d)
	2,820,000	Serbia International Bonds, 6.00%, due 6/12/2034	2,961,470 (d)
		Slovakia Government Bonds
EUR	200,000	3.63%, due 11/4/2037	229,197 (i)(m)
EUR	123,000	3.75%, due 2/27/2040	140,311 (m)
		Spain Government Bonds
EUR	910,000	1.45%, due 10/31/2027	1,037,078 (m)
EUR	310,000	3.15%, due 4/30/2033	364,543 (m)
EUR	157,000	3.55%, due 10/31/2033	189,099 (m)
EUR	130,000	3.25%, due 4/30/2034	152,801 (m)
EUR	141,000	3.20%, due 10/31/2035	163,347 (m)
EUR	66,000	0.85%, due 7/30/2037	57,887 (m)
EUR	13,000	0.85%, due 7/30/2037	11,402 (m)
EUR	86,000	3.50%, due 1/31/2041	97,957 (m)
EUR	29,000	1.00%, due 7/30/2042	22,489 (m)
EUR	211,000	4.00%, due 10/31/2054	244,756 (m)
EUR	315,488	Spain Government Bonds, Inflation-Linked, 1.00%, due 11/30/2030	368,081 (c)(m)
		Sri Lanka Government International Bonds
	$45,760	4.00%, due 4/15/2028	43,872 (d)
	52,002	3.10%, due 1/15/2030	48,947 (d)(o)
	102,001	3.35%, due 3/15/2033	89,046 (d)(o)
	68,874	3.60%, due 6/15/2035	53,307 (d)(o)
	47,800	3.60%, due 5/15/2036	43,613 (d)(o)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$95,641	3.60%, due 2/15/2038	$88,228 (d)(o)
EUR	224,000	State of North Rhine-Westphalia, 0.13%, due 6/4/2031	225,497 (m)
		Turkiye Government International Bonds
	$200,000	9.38%, due 3/14/2029	224,069
	1,540,000	7.13%, due 2/12/2032	1,602,932
	2,860,000	5.75%, due 5/11/2047	2,324,545
		Turkiye Ihracat Kredi Bankasi AS
	200,000	9.00%, due 1/28/2027	209,692 (d)
	259,000	6.38%, due 10/3/2030	257,240 (d)
		Ukraine Government International Bonds
	39,872	4.50%, due 2/1/2029	27,414 (m)(o)
	104,581	0.00%, due 2/1/2030	54,950 (d)(o)
	390,805	0.00%, due 2/1/2034	161,879 (d)(o)
	20,347	0.00%, due 2/1/2034	8,429 (m)(o)
	287,180	4.50%, due 2/1/2034	160,893 (d)(o)
	34,888	4.50%, due 2/1/2034	19,541 (m)(o)
	330,258	0.00%, due 2/1/2035	168,059 (d)(o)
	17,194	0.00%, due 2/1/2035	8,752 (m)(o)
	670,088	4.50%, due 2/1/2035	371,698 (d)(o)
	24,920	4.50%, due 2/1/2035	13,832 (m)(o)
	275,215	0.00%, due 2/1/2036	139,992 (d)(o)
	14,329	0.00%, due 2/1/2036	7,286 (m)(o)
	957,269	4.50%, due 2/1/2036	525,638 (d)(o)
GBP	137,657	United Kingdom Gilt, 4.00%, due 10/22/2063	146,487 (m)
	$3,500,000	Uruguay Government International Bonds, 5.10%, due 6/18/2050	3,375,750
	400,000	Uzbekneftegaz JSC, 4.75%, due 11/16/2028	379,313 (m)
EUR	6,000,000	Xunta de Galicia, 3.30%, due 4/30/2031	7,115,734 (m)
	$176,765	Zambia Government International Bonds, 5.75%, due 6/30/2033	169,678 (m)(o)
Total Foreign Government Securities (Cost $319,412,296)			327,148,771

Municipal Notes 0.6%
California 0.2%
	1,370,000	Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds), Series 2010-S1, 7.04%, due 4/1/2050	1,600,050
	1,370,000	California State General Obligation (Build America Bonds), Series 2010, 7.63%, due 3/1/2040	1,668,303
	2,055,000	California State University Revenue Refunding, Series 2020-B, 2.98%, due 11/1/2051	1,427,933
	2,120,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Series 2019-A, (AG), 3.92%, due 1/15/2053	1,643,317
	1,105,000	Los Angeles Community College District General Obligation (Build America Bonds), Series 2010, 6.75%, due 8/1/2049	1,251,186
	1,260,000	Santa Clara Valley Water District Revenue Refunding, Series 2025-B, 5.38%, due 6/1/2043	1,282,438
	1,710,000	University of California Regents Medical Center Pooled Revenue, Series 2020-N, 3.01%, due 5/15/2050	1,159,835
			10,033,062
Hawaii 0.0%‡
	1,100,000	Hawaii General Obligation, Series 2021-GD, 2.83%, due 10/1/2039	877,564

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value

Massachusetts 0.0%‡
$1,060,000	Massachusetts State Education Financing Authority Revenue Refunding, Series 2018-A, 4.08%, due 7/1/2027	$1,061,377
Michigan 0.0%‡
1,770,000	Michigan Finance Authority Hospital Revenue Refunding (Trinity Health Credit Group), Series 2019-T, 3.38%, due 12/1/2040	1,495,681
Nevada 0.0%‡
2,055,000	Clark County Nevada General Obligation (Las Vegas Convention & Visitors Authority), Series 2019-D, 3.23%, due 7/1/2044	1,602,949
New Jersey 0.0%‡
695,000	Atlantic City General Obligation Refunding, Series 2018-A, (ST AID WITHHLDG), 4.29%, due 9/1/2026	696,336
545,000	New Jersey State Housing & Mortgage Finance Agency Revenue Refunding (Single Family Housing), Series 2018-BB, 3.80%, due 10/1/2032	545,748
700,000	New Jersey Turnpike Authority Revenue (Build America Bonds), Series 2010-A, 7.10%, due 1/1/2041	818,761
		2,060,845
New York 0.1%
2,000,000	New York General Obligation, Series 2025-E1, 5.56%, due 10/1/2045	2,008,727
2,740,000	New York State Dormitory Authority Revenue Non State Supported Debt Refunding (New York University), Series 2020-B, 2.69%, due 7/1/2040	2,135,296
		4,144,023
Ohio 0.1%
2,055,000	Highland Local School District General Obligation Refunding, Series 2020, 3.19%, due 12/1/2049	1,524,637
2,055,000	JobsOhio Beverage Systems Statewide Liquor Profits Revenue Refunding, Series 2020-A, 2.83%, due 1/1/2038	1,744,383
2,230,000	Ohio State Turnpike Commission Junior Lien Revenue Refunding (Infrastructure Project), Series 2020-A, 3.22%, due 2/15/2048	1,681,001
2,055,000	Ohio University General Receipt Athens Revenue Refunding, Series 2020, 2.91%, due 12/1/2043	1,525,499
		6,475,520
Pennsylvania 0.1%
2,055,000	Commonwealth Financing Authority Revenue Refunding, Series 2020-C, 3.53%, due 6/1/2042	1,760,719
750,000	Pennsylvania Turnpike Commission Revenue Refunding (Motor License Fund), Series 2020, 3.25%, due 12/1/2043	586,982
		2,347,701
Texas 0.1%
2,125,000	Central Texas Turnpike System First Tier Revenue Refunding, Series 2020-C, 3.03%, due 8/15/2041	1,666,826
1,710,000	Dallas Area Rapid Transit Sales Tax Revenue Refunding, Series 2020-C, 2.82%, due 12/1/2042	1,330,709
2,055,000	Grand Parkway Transportation Corp. System Subordinated Tier Toll Revenue Refunding, Series 2020-B, 3.24%, due 10/1/2052	1,469,846
2,000,000	San Antonio Electric & Gas Systems Revenue Refunding, Series 2025-A, 5.57%, due 2/1/2050	2,007,248 (i)
1,500,000	Texas General Obligation, Series 2025-F, 5.49%, due 2/1/2056	1,535,579

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Principal Amount(a)		Value

Texas – cont'd
$1,410,000	Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (North Tarrant Express Managed Lanes Project), Series 2019-B, 3.92%, due 12/31/2049	$1,147,899
		9,158,107
Utah 0.0%‡
2,055,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2020, 2.77%, due 12/15/2038	1,675,866

Total Municipal Notes (Cost $50,169,978)		40,932,695
Number of Shares

Common Stocks 0.0%‡
Diversified Telecommunication Services 0.0%‡
36,783	Luxco Co. Ltd. (Cost $654,570)	610,882 *

Closed-End Funds 0.0%‡
Investment Companies 0.0%‡
48,204	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $173,875)	4,851 #(r)(s)(t)
Exchange-Traded Funds 3.8%
194,030	iShares Broad USD High Yield Corporate Bond ETF	7,291,647
578,342	iShares iBoxx $ Investment Grade Corporate Bond ETF	64,328,981
284,986	iShares JP Morgan USD Emerging Markets Bond ETF	27,549,597
631,165	Neuberger Berman Short Duration Income ETF	32,252,532 (t)
329,304	State Street Blackstone Senior Loan ETF	13,669,409
1,408,040	State Street SPDR Bloomberg Short Term High Yield Bond ETF	35,820,537
1,167,725	State Street SPDR Portfolio High Yield Bond ETF	27,791,855
2,486,286	VanEck J. P. Morgan EM Local Currency Bond ETF	63,375,430
Total Exchange-Traded Funds (Cost $267,970,569)		272,079,988

Preferred Stocks 0.0%‡
Oil, Gas & Consumable Fuels 0.0%‡
42,000	Genesis Energy, LP Class A(u)(Cost$1,497,300)	1,470,000 *(f)(r)
Short-Term Investments 2.8%
Investment Companies 2.8%
198,662,712	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.01%(v) (Cost $198,662,712)	198,662,712
Total Investments 115.4% (Cost $8,295,008,665)		8,352,676,770
Liabilities Less Other Assets (15.4)%		(1,112,787,038)(w)
Net Assets 100.0%		$7,239,889,732

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31, 2025, these securities amounted to $2,914,084,677, which represents 40.3% of net assets of the Fund.

(e)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
October 31, 2025.

(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(h)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2025 and changes periodically.
(i)	When-issued security. Total value of all such securities at October 31, 2025 amounted to $51,197,110, which represents 0.7% of net assets of the Fund.
(j)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at October 31, 2025 amounted to $1,173,127,191, which represents 16.2% of net assets of the Fund.

(k)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(l)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(m)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at October 31, 2025 amounted to $543,417,138, which represents 7.5% of net assets of the
Fund.

(n)	Payment-in-kind (PIK) security.
(o)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
October 31, 2025.

(p)	Defaulted security.
(q)	All or a portion of this security had not settled as of October 31, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(r)	Value determined using significant unobservable inputs.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

(s)
Security fair valued as of October 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2025 amounted to $4,851, which represents 0.0%
of net assets of the Fund.

(t)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note F of Notes to Financial Statements).
(u)	Security represented in Units.
(v)	Represents 7-day effective yield as of October 31, 2025.
(w)	Includes the impact of the Fund’s open positions in derivatives at October 31, 2025.
#  This security is subject to restrictions on resale. Total value of all such securities at October 31, 2025 amounted to $4,851, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 10/31/2025	Fair Value Percentage of Net Assets as of 10/31/2025
Neuberger Berman Global Monthly Income Fund Ltd.	4/27/2021-6/24/2021	$173,875	$4,851	0.0%

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$6,798,123,168	93.9%
Cayman Islands	163,183,560	2.3%
United Kingdom	160,511,139	2.2%
France	113,463,138	1.6%
Germany	85,963,173	1.2%
Mexico	85,398,801	1.2%
Spain	81,225,300	1.1%
Canada	51,957,439	0.7%
Italy	45,931,566	0.6%
Netherlands	45,654,276	0.6%
Brazil	39,198,361	0.6%
Japan	36,573,803	0.5%
Luxembourg	31,910,682	0.4%
Switzerland	25,817,652	0.4%
Ireland	24,962,614	0.4%
Sweden	23,676,328	0.3%
Colombia	20,921,392	0.3%
Jersey	15,959,424	0.2%
Romania	14,489,127	0.2%
Kazakhstan	14,422,288	0.2%
Australia	14,164,033	0.2%
Indonesia	13,963,810	0.2%
South Africa	13,840,598	0.2%
Belgium	11,384,234	0.2%
Portugal	11,224,680	0.2%
Oman	10,767,751	0.2%
Peru	10,451,023	0.2%
Israel	10,211,336	0.2%
Dominican Republic	10,017,371	0.1%
Chile	9,364,971	0.1%
Poland	9,237,916	0.1%
Hungary	8,981,600	0.1%
Morocco	8,974,616	0.1%
Finland	8,831,132	0.1%
Argentina	8,075,432	0.1%
Angola	8,005,206	0.1%
Czech Republic	7,990,713	0.1%
Saudi Arabia	7,859,900	0.1%
Turkey	7,812,808	0.1%
Panama	7,762,899	0.1%
Costa Rica	6,858,114	0.1%
Denmark	6,707,384	0.1%
Cote D'Ivoire	6,484,339	0.1%
Bermuda	5,765,857	0.1%
Egypt	4,814,153	0.1%
Ukraine	3,534,138	0.1%

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Uruguay	$3,375,750	0.1%
Slovenia	2,966,690	0.1%
Serbia	2,961,470	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	32,280,903	0.0%
Short-Term Investments and Other Liabilities—Net	(914,124,326)	(12.6)%
	$7,239,889,732	100.0%

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At October 31, 2025, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	14	Euro-Bobl	$1,908,374	$5,616
12/2025	23	Euro-BTP	3,219,225	62,516
12/2025	64	Euro-Bund	9,545,049	49,262
12/2025	6	Euro-Buxl	803,074	5,845
12/2025	434	Euro-Schatz	53,566,783	(8,249)
12/2025	107	Long Gilt	13,159,776	452,802
12/2025	32	U.S. Treasury Long Bond	3,754,000	(59,083)
12/2025	214	U.S. Treasury Note, 10 Year	24,111,781	(38,639)
12/2025	1,469	U.S. Treasury Note, 2 Year	305,907,774	(549,464)
12/2025	459	U.S. Treasury Note, 5 Year	50,127,821	(128,379)
12/2025	319	U.S. Treasury Note, Ultra 10 Year	36,839,516	(365,003)
12/2025	20	U.S. Treasury Ultra Bond	2,425,625	(55,053)
Total Long Positions			$505,368,798	$(627,829)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	167	Euro-Bobl	$(22,764,170)	$(65,850)
12/2025	1	Euro-BTP	(139,966)	(2,780)
12/2025	16	Euro-Bund	(2,386,262)	(21,431)
12/2025	9	Euro-Oat	(1,271,523)	(12,527)
12/2025	112	Long Gilt	(13,774,719)	(479,271)
12/2025	342	U.S. Treasury Long Bond	(40,120,875)	382,976
12/2025	1,331	U.S. Treasury Note, 5 Year	(145,359,759)	1,018,855
12/2025	920	U.S. Treasury Ultra Bond	(111,578,750)	(1,020,399)
Total Short Positions			$(337,396,024)	$(200,427)
Total Futures				$(828,256)
Options on exchange-traded futures contracts
At October 31, 2025, the Fund did not have any outstanding option contracts purchased or written on exchange-traded futures contracts.
At October 31, 2025, the Fund had $10,925,379 deposited in a segregated account to cover margin requirements on open futures.
For the year ended October 31, 2025, the average notional value for the months where the Fund had futures outstanding was $1,031,605,082 for long positions and $(506,452,891) for short positions.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Forward foreign currency contracts ("forward FX contracts")
At October 31, 2025, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	635,266	AUD	958,912	CITI	1/15/2026	$7,417
BRL	1,480,669	USD	265,577	CITI	12/17/2025	6,830
USD	127,833	CAD	177,547	SCB	1/15/2026	773
CLP	305,316,957	USD	319,602	CITI	12/17/2025	4,376
CLP	115,182,169	USD	119,482	GSI	12/17/2025	2,741
CLP	972,691,275	USD	1,005,366	JPM	12/17/2025	26,778
CLP	2,286,913,788	USD	2,359,443	MS	12/17/2025	67,251
USD	353,860	CLP	331,424,062	CITI	12/17/2025	2,178
COP	5,875,022,432	USD	1,490,089	CITI	11/7/2025	33,587
COP	917,054,214	USD	235,520	JPM	12/17/2025	987
USD	1,523,985	COP	5,875,022,432	JPM	11/7/2025	308
EUR	1,921,113	PLN	8,137,421	GSI	11/6/2025	11,178
EUR	1,414,033	PLN	6,003,299	GSI	11/6/2025	4,502
EUR	300,643	PLN	1,274,849	MS	11/6/2025	1,373
USD	1,746,127	EUR	1,483,956	CITI	11/4/2025	35,645
USD	1,470,936	EUR	1,244,554	CITI	11/5/2025	36,320
USD	1,631,355	EUR	1,402,670	CITI	11/5/2025	14,476
USD	356,943	EUR	305,169	CITI	11/5/2025	5,170
USD	592,053	EUR	509,345	CITI	11/5/2025	4,924
USD	2,523,761	EUR	2,155,806	GSI	11/5/2025	38,731
USD	199,373	EUR	171,665	GSI	11/5/2025	1,492
USD	131,722	EUR	113,055	GSI	11/5/2025	1,402
USD	1,622,794	EUR	1,401,832	JPM	11/5/2025	6,881
USD	1,625,323	EUR	1,402,921	SCB	12/2/2025	5,692
USD	5,517,680	EUR	4,731,193	JPM	12/3/2025	55,347
USD	994,769	EUR	852,567	JPM	12/3/2025	10,450
USD	1,965,850	EUR	1,670,583	CITI	1/15/2026	32,465
USD	358,003,724	EUR	306,486,106	DB	1/15/2026	3,303,943
USD	6,494,291	EUR	5,545,660	DB	1/15/2026	76,237
USD	185,959,822	EUR	157,990,106	JPM	1/15/2026	3,116,114
USD	167,821	EUR	142,973	SCB	1/15/2026	2,357
USD	44,089,105	GBP	32,870,687	CITI	1/15/2026	905,700
USD	4,351,917	GBP	3,231,371	CITI	1/15/2026	106,748
USD	23,030,642	GBP	17,100,393	JPM	1/15/2026	565,240
HUF	544,176,259	EUR	1,384,904	BCB	12/17/2025	12,816
HUF	130,684,525	EUR	322,685	CITI	12/17/2025	14,518
HUF	66,778,474	EUR	171,017	CITI	12/17/2025	338
HUF	995,108,283	EUR	2,462,498	GSI	12/17/2025	104,326
HUF	543,958,356	EUR	1,365,981	GSI	12/17/2025	34,035
HUF	283,183,683	EUR	720,466	GSI	12/17/2025	6,928
HUF	332,684,380	EUR	850,468	GSI	12/17/2025	3,443
HUF	330,338,333	EUR	830,337	JPM	12/17/2025	19,749
HUF	109,557,171	EUR	277,635	JPM	12/17/2025	3,947
HUF	88,685,051	EUR	224,584	JPM	12/17/2025	3,378

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HUF	553,758,388	EUR	1,411,279	SCB	12/17/2025	$10,744
USD	7,757,095	HUF	2,592,066,385	JPM	1/15/2026	87,415
IDR	3,337,085,585	USD	199,610	GSI	12/17/2025	900
USD	19,588,186	JPY	2,970,000,000	GSI	1/15/2026	176,952
USD	5,336,356	JPY	805,000,000	GSI	1/15/2026	75,062
USD	49,446	JPY	7,414,264	GSI	1/15/2026	988
USD	1,557,059	KRW	2,148,070,738	MS	12/17/2025	51,209
USD	539,480	KRW	744,153,679	SCB	12/17/2025	17,810
KZT	262,765,018	USD	484,806	GSI	11/13/2025	10,325
KZT	262,765,019	USD	483,691	SCB	11/13/2025	11,441
KZT	106,100,732	USD	190,496	SCB	11/13/2025	9,431
KZT	739,687,398	USD	1,337,905	MS	12/17/2025	39,814
MXN	27,378,186	USD	1,457,382	CITI	12/17/2025	9,643
MXN	30,245,781	USD	1,597,690	GSI	12/17/2025	22,991
MXN	1,424,331	USD	74,550	HSBC	12/17/2025	1,771
USD	1,549,631	MXN	28,819,647	CITI	12/17/2025	5,367
USD	1,104,830	MXN	20,529,334	MS	12/17/2025	4,793
USD	30,804,708	MXN	571,854,219	GSI	1/15/2026	255,960
MYR	6,559,246	USD	1,565,733	MS	12/17/2025	2,199
USD	1,569,679	MYR	6,559,246	GSI	12/17/2025	1,748
PEN	446,509	USD	127,628	GSI	12/17/2025	4,831
PEN	5,329,283	USD	1,535,728	JPM	12/17/2025	45,226
PEN	603,353	USD	170,424	SCB	12/17/2025	8,563
PLN	987,899	EUR	231,194	CITI	11/6/2025	986
RON	859,549	EUR	167,732	CITI	12/17/2025	606
RON	10,564,136	EUR	2,061,116	JPM	12/17/2025	7,867
TRY	24,135,092	USD	533,714	BCB	1/27/2026	2,365
TRY	147,558,363	USD	2,732,851	JPM	5/22/2026	257,774
USD	1,052,982	ZAR	18,307,933	CITI	12/19/2025	271
USD	6,754,536	ZAR	117,266,189	CITI	1/15/2026	24,435
ZAR	17,529,658	USD	1,005,300	CITI	12/19/2025	2,660
Total unrealized appreciation						$9,851,238
AUD	96	USD	63	SCB	1/15/2026	—
BRL	13,857,645	USD	2,565,076	GSI	12/17/2025	(15,608)
CAD	1,553,127	USD	1,117,583	CITI	1/15/2026	(6,102)
USD	894,209	CLP	850,410,355	CITI	12/17/2025	(8,181)
CNH	11,757,589	USD	1,661,896	JPM	12/17/2025	(6,453)
COP	5,875,022,432	USD	1,516,706	JPM	12/17/2025	(1,547)
CZK	33,787,430	EUR	1,387,130	CITI	12/11/2025	(405)
CZK	14,944,106	EUR	615,050	CITI	12/11/2025	(1,941)
DKK	6,278,370	USD	987,663	GSI	1/15/2026	(14,024)
EUR	47,931	CZK	1,173,010	CITI	12/11/2025	(247)
EUR	1,876,545	CZK	45,796,954	CITI	12/11/2025	(3,645)
EUR	846,352	HUF	332,841,465	CITI	12/17/2025	(8,664)
EUR	214,820	HUF	87,272,248	CITI	12/17/2025	(10,472)
EUR	1,358,219	HUF	545,937,198	CITI	12/17/2025	(48,869)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	1,352,091	HUF	532,600,926	GSI	12/17/2025	$(16,419)
EUR	1,392,419	HUF	549,277,288	GSI	12/17/2025	(19,252)
EUR	282,899	HUF	111,363,220	JPM	12/17/2025	(3,219)
EUR	428,873	HUF	174,256,230	JPM	12/17/2025	(20,975)
EUR	776,647	HUF	306,248,408	MS	12/17/2025	(10,380)
EUR	816,771	HUF	327,496,023	MS	12/17/2025	(26,999)
EUR	81,035	USD	94,384	SCB	11/4/2025	(979)
EUR	1,402,921	USD	1,622,773	SCB	11/4/2025	(5,696)
EUR	572,843	USD	664,184	BCB	11/5/2025	(3,859)
EUR	113,435	USD	132,055	CITI	11/5/2025	(1,297)
EUR	167,859	USD	196,564	CITI	11/5/2025	(3,071)
EUR	841,087	USD	976,861	CITI	11/5/2025	(7,328)
EUR	854,090	USD	997,114	CITI	11/5/2025	(12,592)
EUR	23,589	USD	27,729	JPM	11/5/2025	(537)
EUR	4,731,193	USD	5,509,078	JPM	11/5/2025	(55,362)
EUR	1,422,904	USD	1,650,111	CITI	12/3/2025	(7,317)
EUR	1,212,535	USD	1,423,293	GSI	1/15/2026	(20,013)
EUR	2,645,517	USD	3,090,577	GSI	1/15/2026	(28,891)
EUR	7,403,437	USD	8,688,281	GSI	1/15/2026	(120,201)
GBP	720,245	USD	966,152	GSI	1/15/2026	(19,941)
GBP	2,065,395	USD	2,776,603	GSI	1/15/2026	(63,220)
GBP	611,151	USD	821,583	SCB	1/15/2026	(18,692)
IDR	2,333,906,735	USD	141,854	MS	12/17/2025	(1,620)
JPY	6,602,980	USD	43,616	DB	1/15/2026	(460)
JPY	811,284	USD	5,433	GSI	1/15/2026	(131)
KRW	2,387,506,945	USD	1,683,725	CITI	12/17/2025	(10,024)
KRW	2,888,997,376	USD	2,092,671	JPM	12/17/2025	(67,413)
USD	470,780	KZT	262,083,335	CITI	11/13/2025	(23,067)
USD	473,288	KZT	262,083,335	JPM	11/13/2025	(20,559)
USD	688,081	KZT	369,843,699	MS	12/17/2025	(778)
MXN	19,400,288	USD	1,054,017	JPM	12/17/2025	(14,478)
USD	90,685	MXN	1,716,920	CITI	12/17/2025	(1,314)
USD	1,533,869	MXN	28,796,958	CITI	12/17/2025	(9,179)
USD	299,931	PEN	1,069,733	CITI	12/17/2025	(17,410)
PHP	84,437,977	USD	1,484,786	JPM	12/17/2025	(47,276)
PLN	5,989,387	EUR	1,408,055	CITI	11/6/2025	(1,378)
PLN	8,438,283	EUR	1,992,392	CITI	11/6/2025	(11,880)
PLN	1,274,849	EUR	298,959	MS	1/29/2026	(1,327)
TWD	48,995,339	USD	1,595,799	CITI	12/17/2025	(2,439)
TWD	31,124,324	USD	1,018,579	SCB	12/17/2025	(6,397)
ZAR	2,662,424	USD	153,936	CITI	12/19/2025	(846)
ZAR	44,379,919	USD	2,557,663	GSI	12/19/2025	(5,806)
Total unrealized depreciation						$(836,180)
Total net unrealized appreciation						$9,015,058
For the year ended October 31, 2025, the average notional value for the months where the Fund had forward FX contracts outstanding was $811,094,446.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Bond forward contracts ("bond forwards")
At October 31, 2025, bond forwards for the Fund were as follows:

Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2031	$8,500,000	11/26/2025	$3,024
Total unrealized appreciation				$3,024
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 4/15/2027	2,750,000	11/26/2025	(181)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 10/15/2027	2,500,000	11/26/2025	(4,870)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.25%, due 4/15/2028	7,000,000	11/26/2025	(10,516)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%, due 1/15/2029	7,500,000	11/26/2025	(21,684)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.13%, due 1/15/2033	4,750,000	11/26/2025	(14,871)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/2034	6,000,000	11/26/2025	(37,796)
GSI	U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 1/15/2034	4,500,000	11/26/2025	(37,911)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2042	2,000,000	11/26/2025	(4,382)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2045	1,000,000	11/26/2025	(2,201)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.00%, due 2/15/2048	2,000,000	11/26/2025	(4,181)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.50%, due 2/15/2053	3,650,000	11/26/2025	(19,844)
Total unrealized depreciation				$(158,437)
Total net unrealized depreciation				$(155,413)
For the year ended October 31, 2025, the average notional value for the months where the Fund had bond forwards outstanding was $51,883,462.
Credit default swap contracts ("credit default swaps")
At October 31, 2025, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Ser. 43 V2	EUR	13,891,891	5.00%	3M	6/20/2030	$(1,464,998)	$(202,559)	$(88,958)	$(1,756,515)
ICE CC	iTraxx Europe Crossover Ser. 44 V1	EUR	1,112,000	5.00%	3M	12/20/2030	(134,068)	868	(7,121)	(140,321)
Total							$(1,599,066)	$(201,691)	$(96,079)	$(1,896,836)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 45.V1	USD	16,760,000	5.00%	3M	12/20/2030	$1,136,279	$82,642	$93,111	$1,312,032

For the year ended October 31, 2025, the average notional value for the months where the Fund had credit default swaps outstanding was $5,258,802 for buy protection and $106,393,039 for sell protection.
Interest rate swap contracts ("interest rate swaps")
At October 31, 2025, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	173,205,000	Pay	1D CETIP	13.45%	T/T	1/2/2031	$405,226	$(137,209)	$268,017
LCH	EUR	1,000,000	Pay	€STR	1.98%	1Y/1Y	4/3/2028	1,861	(415)	1,446
LCH	EUR	520,000	Pay	€STR	2.15%	1Y/1Y	4/2/2030	2,050	382	2,432
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%	6M/1Y	4/13/2031	28,154	206	28,360
LCH	EUR	404,461	Pay	6M EURIBOR	2.22%	1Y/6M	8/30/2032	(6,997)	70	(6,927)
LCH	EUR	117,250	Pay	€STR	2.46%	1Y/1Y	4/2/2035	505	337	842
Total								$430,799	$(136,629)	$294,170
Inflation swap contracts ("inflation swaps")
At October 31, 2025, the Fund had outstanding inflation swaps as follows:

Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	$186,721	$(56,256)	$130,465
LCH	USD	26,425,000	Pay	CPURNSA	2.58%	T/T	12/2/2026	(61,484)	(105,016)	(166,500)
LCH	USD	10,970,000	Receive	CPURNSA	2.47%	T/T	12/2/2029	22,484	53,912	76,396
Total								$147,721	$(107,360)	$40,361
At October 31, 2025, the Fund had $4,209,806 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
For the year ended October 31, 2025, the average notional value for the months where the Fund had interest rate swaps and inflation rate swaps outstanding was $19,449,123 when the Fund paid the fixed rate and $55,025,951 when the Fund received the fixed rate.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

Total return basket swap contracts ("total return basket swaps")
At October 31, 2025, the Fund did not have any outstanding total return basket swaps.
Total return swap contracts ("total return swaps")
At October 31, 2025, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	74,213,022	11/17/2025	4.07%	(0.15)%	SOFR	T/T	$73,478	$(100,626)	$(27,148)
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	92,518,990	12/11/2025	4.12%	(0.10)%	SOFR	T/T	(274,809)	(95,967)	(370,776)
JPM	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD	62,614,926	11/21/2025	3.92%	(0.30)%	SOFR	T/T	579,820	(21,221)	558,599
Total									$378,489	$(217,814)	$160,675

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at October 31, 2025.
For the year ended October 31, 2025, the average notional value for the months where the Fund had total return basket swaps and total return swaps outstanding was $192,780,410 for long positions.
At October 31, 2025, the Fund had cash collateral of $650,000 deposited in segregated account for Goldman Sachs International and cash collateral of $1,000,000, $2,200,000 and $3,660,000 received from Citibank, N.A., Deutsche Bank AG, and JPMorgan Chase Bank N.A., respectively, to cover collateral requirements on over-the-counter derivatives.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of October 31, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$537,151,694	$—	$537,151,694
U.S. Government Agency Securities	—	2,601,047	—	2,601,047
Mortgage-Backed Securities#	—	3,767,772,364	—	3,767,772,364
Asset-Backed Securities#	—	865,276,117	—	865,276,117
Corporate Bonds#	—	2,311,013,579	—	2,311,013,579
Loan Assignments#	—	27,952,070	—	27,952,070
Foreign Government Securities	—	327,148,771	—	327,148,771
Municipal Notes#	—	40,932,695	—	40,932,695
Common Stocks#	—	610,882	—	610,882
Investment Companies	—	—	4,851	4,851
Exchange-Traded Funds	272,079,988	—	—	272,079,988
Preferred Stocks#	—	—	1,470,000	1,470,000
Short-Term Investments	—	198,662,712	—	198,662,712
Total Investments	$272,079,988	$8,079,121,931	$1,474,851	$8,352,676,770

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 10/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 10/31/2025
Investments in Securities:
Preferred Stocks(1)	$—	$—	$—	$(27)	$1,497	$—	$—	$—	$1,470	$(27)
Investment Companies(2)(3)	—	—	(1)	3	—	(33)	36	—	5	3
Total	$—	$—	$(1)	$(24)	$1,497	$(33)	$36	$—	$1,475	$(24)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer.
(2) At October 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

(3) Transfers into Level 3 were attributable to observable market data becoming unavailable for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of October 31, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$1,977,872	$—	$—	$1,977,872
Liabilities	(2,806,128)	—	—	(2,806,128)
Forward FX Contracts@
Assets	—	9,851,238	—	9,851,238
Liabilities	—	(836,180)	—	(836,180)
Bond Forwards@
Assets	—	3,024	—	3,024
Liabilities	—	(158,437)	—	(158,437)
Swaps
Assets	—	2,378,589	—	2,378,589
Liabilities	—	(2,468,187)	—	(2,468,187)
Total	$(828,256)	$8,770,047	$—	$7,941,791

@	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

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Statements of Assets and Liabilities

Neuberger Berman Income Funds

	Core Bond Fund	Floating Rate Income Fund
	October 31, 2025	October 31, 2025
Assets
Investments in securities, at value* (Notes A & F)— see Schedule of Investments:
Unaffiliated issuers(a)	$1,154,245,723	$525,682,929
Affiliated issuers(b)	—	—
	1,154,245,723	525,682,929
Cash	—	—
Foreign currency(c)	20,316	—
Cash collateral segregated for futures contracts (Note A)	1,136,601	—
Cash collateral segregated for centrally cleared swap contracts (Note A)	—	—
Cash collateral segregated for over-the-counter derivatives (Note A)	—	—
Dividends and interest receivable	7,868,038	3,123,376
Receivable for securities sold	—	9,677,956
Receivable from Management—net (Note B)	—	—
Receivable for Fund shares sold	545,320	170,266
Receivable for bond forward contracts (Note A)	—	—
Receivable for forward foreign currency contracts (Note A)	—	—
Over-the-counter swap contracts, at value (Note A)	—	—
Receivable for unfunded loan commitments (Note A)	—	6,685
Prepaid expenses and other assets	78,528	23,399
Total Assets	1,163,894,526	538,684,611
Liabilities
Over-the-counter swap contracts, at value (Note A)	—	—
Cash collateral segregated for over-the-counter derivatives due to broker (Note A)	—	—
Cash collateral segregated for TBA securities due to broker (Note A)	—	—
Payable to investment manager—net (Notes A& B)	174,893	176,217
Payable for securities purchased	22,256,754	18,680,781
Payable for Fund shares redeemed	1,579,823	907,793
Payable for accumulated variation margin on futures contracts (Note A)	124,604	—
Payable for bond forward contracts (Note A)	—	—
Payable for forward foreign currency contracts (Note A)	—	—
Payable for accumulated variation margin on centrally cleared swap contracts(d)(e) (Note A)	—	—
Payable to administrator—net (Note B)	115,088	40,824
Payable to trustees	3,548	3,548
Payable for audit fees	57,630	61,310
Payable for custodian and accounting fees	66,221	119,599
Payable for legal fees	11,422	11,422
Payable for shareholder servicing fees	3,967	2,698
Distributions payable	247,381	29,774
Accrued capital gains taxes (Note A)	—	—
Other accrued expenses and payables	23,934	19,094
Total Liabilities	24,665,265	20,053,060
Net Assets	$1,139,229,261	$518,631,551

Net Assets consist of:
Paid-in capital	$1,229,767,861	$576,462,187
Total distributable earnings/(losses)	(90,538,600)	(57,830,636)
Net Assets	$1,139,229,261	$518,631,551
Net Assets
Investor Class	$11,783,014	$—
Trust Class	—	—
Institutional Class	917,697,886	498,329,261
Class A	31,712,306	14,480,668
Class C	3,616,525	5,821,622
Class R3	—	—
Class R6	174,419,530	—
Class E	—	—

See Notes to Financial Statements

High Income Bond Fund	Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
October 31, 2025	October 31, 2025	October 31, 2025	October 31, 2025	October 31, 2025

$562,629,868	$65,929,575	$78,880,581	$189,283,794	$8,320,419,387
—	—	—	—	32,257,383
562,629,868	65,929,575	78,880,581	189,283,794	8,352,676,770
—	77,351	97,599	44,649	3,574,070
—	—	—	—	82,784,059
—	—	—	—	10,925,379
—	—	—	—	4,209,806
—	—	—	—	650,000
8,834,845	938,309	927,288	2,542,103	57,991,080
592,897	155,221	—	85,000	252,806,299
—	20,372	15,740	2,174	—
129,025	222,009	35,376	151,805	14,731,765
—	—	—	—	3,024
—	—	—	—	9,851,238
—	—	—	—	558,599
—	—	—	—	—
57,751	23,117	21,169	32,444	200,843
572,244,386	67,365,954	79,977,753	192,141,969	8,790,962,932

—	—	—	—	397,924
—	—	—	—	6,860,000
—	—	—	—	3,129,000
222,334	22,171	16,897	22,573	2,405,117
8,341,639	1,223,270	—	1,236,635	1,520,902,639
280,830	202,619	69,731	329,725	10,829,949
—	—	—	—	828,256
—	—	—	—	158,437
—	—	—	—	836,180
—	—	—	—	250,273
69,982	—	—	—	969,877
3,548	3,548	3,548	3,548	3,548
63,400	53,980	53,210	56,700	82,120
42,460	16,922	16,807	20,539	267,201
11,870	11,422	10,849	11,421	12,963
10,893	3,929	9,880	2,662	9,007
388,124	2,470	20,549	49,080	2,968,351
—	—	—	—	41,396
32,329	6,834	8,318	11,525	120,962
9,467,409	1,547,165	209,789	1,744,408	1,551,073,200
$562,776,977	$65,818,789	$79,767,964	$190,397,561	$7,239,889,732

$858,703,123	$81,645,055	$84,162,200	$198,781,768	$7,350,538,898
(295,926,146)	(15,826,266)	(4,394,236)	(8,384,207)	(110,649,166)
$562,776,977	$65,818,789	$79,767,964	$190,397,561	$7,239,889,732

$52,871,612	$—	$—	$7,796,761	$—
—	—	—	—	10,675,996
336,963,184	64,762,304	79,649,124	178,235,635	6,189,381,974
12,840,347	982,662	81,905	2,967,880	198,785,873
1,850,956	73,823	36,935	1,397,285	68,118,795
1,175,389	—	—	—	—
134,015,748	—	—	—	772,927,094
23,059,741	—	—	—	—

Statements of Assets and Liabilities  (cont’d)

Neuberger Berman Income Funds

	Core Bond Fund	Floating Rate Income Fund
	October 31, 2025	October 31, 2025
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	1,316,675	—
Trust Class	—	—
Institutional Class	102,347,565	53,371,892
Class A	3,548,526	1,550,422
Class C	404,175	623,668
Class R3	—	—
Class R6	19,441,052	—
Class E	—	—
Net Asset Value, offering and redemption price per share
Investor Class	$8.95	$—
Trust Class	—	—
Institutional Class	8.97	9.34
Class R3	—	—
Class R6	8.97	—
Class E	—	—
Net Asset Value and redemption price per share
Class A	$8.94	$9.34
Offering Price per share
Class A‡	$9.34	$9.75
Net Asset Value and offering price per share
Class C^	$8.95	$9.33
*Cost of Investments:
(a) Unaffiliated issuers	$1,151,081,362	$530,312,142
(b) Affiliated issuers	$—	$—
Total cost of investments	$1,151,081,362	$530,312,142
(c) Total cost of foreign currency	$20,824	$—
(d) Unamortized upfront receipts on centrally cleared swap contracts	$—	$—
(e) Unamortized upfront payments on centrally cleared swap contracts	$—	$—

‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

High Income Bond Fund	Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
October 31, 2025	October 31, 2025	October 31, 2025	October 31, 2025	October 31, 2025

6,835,289	—	—	702,213	—
—	—	—	—	1,042,090
43,516,977	6,864,438	4,883,469	16,067,109	604,003,815
1,660,073	104,225	5,019	267,731	19,379,302
238,861	7,816	2,264	126,021	6,647,461
151,830	—	—	—	—
17,284,279	—	—	—	75,493,765
2,976,250	—	—	—	—

$7.74	$—	$—	$11.10	$—
—	—	—	—	10.24
7.74	9.43	16.31	11.09	10.25
7.74	—	—	—	—
7.75	—	—	—	10.24
7.75	—	—	—	—

$7.73	$9.43	$16.32	$11.09	$10.26

$8.07	$9.85	$17.04	$11.58	$10.72

$7.75	$9.45	$16.32	$11.09	$10.25

$550,430,459	$68,901,520	$79,534,398	$190,390,268	$8,262,778,866
$—	$—	$—	$—	$32,229,799
$550,430,459	$68,901,520	$79,534,398	$190,390,268	$8,295,008,665
$—	$—	$—	$—	$83,851,288
$—	$—	$—	$—	$(1,599,066)
$—	$—	$—	$—	$1,136,279

Statements of Operations

Neuberger Berman Income Funds

	Core Bond Fund	Floating Rate Income Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$—	$326,863
Dividend income—affiliated issuers (Note F)	—	—
Interest income—unaffiliated issuers	50,987,348	39,789,872
Other income	—	311,666
Foreign taxes withheld	—	—
Total income	$50,987,348	$40,428,401
Expenses:
Investment management fees (Note B)	1,843,200	2,038,310
Administration fees (Note B):
Investor Class	29,870	—
Trust Class	—	—
Institutional Class	1,231,579	732,647
Class A	70,181	40,546
Class C	9,784	16,549
Class R3	—	—
Class R6	81,134	—
Distribution fees (Note B):
Investor Class	27,657	—
Trust Class	—	—
Class A	64,983	37,543
Class C	36,238	61,293
Class R3	—	—
Shareholder servicing agent fees:
Investor Class	12,345	—
Trust Class	—	—
Institutional Class	3,139	2,171
Class A	851	6,118
Class C	426	455
Class R3	—	—
Class R6	1,086	—
Class E	—	—
Audit fees	56,640	60,320
Custodian and accounting fees	192,159	353,543
Insurance	25,842	13,382
Legal fees	71,248	67,870
Registration and filing fees	385,820	82,957
Repayment to Management of expenses previously assumed by Management (Note B)	—	—
Shareholder reports	43,506	21,074
Trustees' fees and expenses	57,050	56,414
Miscellaneous and other fees (Note A)	67,118	39,536
Total expenses	4,311,856	3,630,728

Expenses reimbursed by Management (Note B)	(360,387)	(432,841)
Fees waived (Notes A & B)	—	—
Total net expenses	3,951,469	3,197,887
Net investment income/(loss)	$47,035,879	$37,230,514

See Notes to Financial Statements

High Income Bond Fund	Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2025

$—	$—	$—	$—	$9,166,585
—	—	—	—	806,061
44,770,296	2,784,791	2,514,556	6,158,046	345,714,806
61,921	—	—	—	34,755
—	—	—	—	(66,264)
$44,832,217	$2,784,791	$2,514,556	$6,158,046	$355,655,943

2,902,041	248,437	189,354	264,860	24,719,023

145,362	—	—	21,957	—
—	—	—	—	32,920
572,820	91,549	113,394	264,746	7,872,651
35,545	2,691	295	8,783	462,310
5,185	216	98	3,517	170,180
4,014	—	—	—	—
64,799	—	—	—	344,418

—	—	—	—	—
—	—	—	—	8,230
32,911	2,492	273	8,132	428,065
19,204	798	364	13,024	630,295
7,433	—	—	—	—

23,527	—	—	6,728	—
—	—	—	—	4,336
3,644	1,812	26,345	1,591	13,577
2,410	1,407	1,052	1,191	2,212
656	968	957	1,079	1,940
454	—	—	—	—
1,268	—	—	—	5,543
115	—	—	—	—
62,410	52,200	52,220	55,710	79,550
123,254	48,700	48,906	61,965	810,557
17,322	1,760	2,126	5,231	149,660
67,012	66,564	65,420	66,564	71,951
128,968	58,239	58,011	78,028	495,062
—	—	—	—	275,732
46,257	7,972	8,488	13,106	287,634
56,584	55,839	55,856	56,008	63,503
44,832	13,432	14,314	21,120	308,384
4,368,027	655,076	637,473	953,340	37,237,733

(21)	(338,042)	(308,645)	(341,136)	(14,080)
(108,992)	—	—	—	(27,586)
4,259,014	317,034	328,828	612,204	37,196,067
$40,573,203	$2,467,757	$2,185,728	$5,545,842	$318,459,876

Statements of Operations  (cont’d)

Neuberger Berman Income Funds

	Core Bond Fund	Floating Rate Income Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2025
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(8,053,034)	(1,385,070)
Settlement of bond forward contracts	—	—
Settlement of forward foreign currency contracts	—	—
Settlement of foreign currency transactions	—	—
Expiration or closing of futures contracts	948,374	—
Expiration or closing of swap contracts	—	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	26,118,373	(4,213,043)
Investment securities of affiliated issuers	—	—
Unfunded commitments	—	5,263
Forward foreign currency contracts	—	—
Bond forward contracts	—	—
Foreign currency translations	(118)	—
Futures contracts	904,214	—
Swap contracts	—	—
Net gain/(loss) on investments	19,917,809	(5,592,850)
Net increase/(decrease) in net assets resulting from operations	$66,953,688	$31,637,664

**	Change in accrued foreign capital gains tax amounted to $(39,184) for Strategic Income.

See Notes to Financial Statements

High Income Bond Fund	Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2025

6,098,554	(2,257,489)	(677,171)	(1,446,630)	9,871,165
—	—	—	—	575,995
—	—	—	—	(4,783,296)
—	—	—	—	3,530,415
—	—	—	—	75,593,394
—	—	—	—	11,261,131

(44,857)	2,070,290	1,307,840	4,013,993	143,633,825 **
—	—	—	—	199,633
—	—	—	—	—
—	—	—	—	(712,928)
—	—	—	—	141,474
—	—	—	—	(669,525)
—	—	—	—	(14,793,776)
—	—	—	—	2,780,654
6,053,697	(187,199)	630,669	2,567,363	226,628,161
$46,626,900	$2,280,558	$2,816,397	$8,113,205	$545,088,037

Statements of Changes in Net Assets

Neuberger Berman Income Funds

	Core Bond Fund		Floating Rate Income Fund
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$47,035,879	$30,940,263	$37,230,514	$38,604,127
Net realized gain/(loss) on investments	(7,104,660)	(2,175,316)	(1,385,070)	(5,645,894)
Change in net unrealized appreciation/(depreciation) of investments	27,022,469	41,127,793	(4,207,780)	13,088,950
Net increase/(decrease) in net assets resulting from operations	66,953,688	69,892,740	31,637,664	46,047,183
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	(479,773)	(430,088)	—	—
Institutional Class	(38,815,941)	(30,705,371)	(35,804,341)	(36,900,955)
Class A	(1,126,153)	(1,002,430)	(1,043,932)	(1,317,337)
Class C	(129,891)	(118,616)	(380,646)	(407,938)
Class R3	—	—	—	—
Class R6	(7,853,824)	(2,166,428)	—	—
Class E	—	—	—	—
Tax return of capital:
Investor Class	—	—	—	—
Institutional Class	—	—	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Class R3	—	—	—	—
Class R6	—	—	—	—
Class E	—	—	—	—
Total distributions to shareholders	(48,405,582)	(34,422,933)	(37,228,919)	(38,626,230)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	1,550,152	1,668,469	—	—
Institutional Class	433,075,931	380,831,707	206,667,036	161,437,810
Class A	16,082,508	6,215,599	26,192,297	29,088,657
Class C	779,526	1,683,081	1,659,775	1,216,300
Class R3	—	—	—	—
Class R6	56,612,339	120,871,754	—	—
Class E	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	437,896	389,570	—	—
Institutional Class	36,423,812	28,574,847	35,776,719	36,830,767
Class A	1,000,246	903,990	697,175	915,140
Class C	86,024	87,351	377,545	403,668
Class R3	—	—	—	—
Class R6	7,562,554	1,908,745	—	—
Class E	—	—	—	—
Payments for shares redeemed:
Investor Class	(1,250,770)	(1,251,485)	—	—
Institutional Class	(315,204,669)	(252,113,916)	(168,169,652)	(202,720,999)
Class A	(9,655,416)	(5,703,639)	(26,521,905)	(30,895,748)
Class C	(1,200,585)	(496,875)	(1,754,891)	(1,784,940)
Class R3	—	—	—	—
Class R6	(27,834,785)	(9,114,586)	—	—
Class E	—	—	—	—
Net increase/(decrease) from Fund share transactions	198,464,763	274,454,612	74,924,099	(5,509,345)
Net Increase/(Decrease) in Net Assets	217,012,869	309,924,419	69,332,844	1,911,608
Net Assets:
Beginning of year	922,216,392	612,291,973	449,298,707	447,387,099
End of year	$1,139,229,261	$922,216,392	$518,631,551	$449,298,707

See Notes to Financial Statements

High Income Bond Fund		Municipal High Income Fund		Municipal Impact Fund		Municipal Intermediate Bond Fund
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024

$40,573,203	$46,558,313	$2,467,757	$2,430,964	$2,185,728	$1,980,672	$5,545,842	$5,079,590
6,098,554	(13,288,792)	(2,257,489)	(1,765,793)	(677,171)	(1,518,166)	(1,446,630)	(489,673)
(44,857)	66,394,137	2,070,290	8,796,976	1,307,840	5,275,231	4,013,993	10,507,190
46,626,900	99,663,658	2,280,558	9,462,147	2,816,397	5,737,737	8,113,205	15,097,107

(3,524,301)	(3,781,539)	—	—	—	—	(227,681)	(224,865)
(25,642,201)	(31,674,126)	(2,436,969)	(2,406,052)	(2,202,077)	(1,978,613)	(5,208,379)	(4,704,917)
(836,245)	(908,512)	(36,108)	(29,187)	(2,774)	(2,630)	(84,402)	(81,388)
(106,702)	(126,249)	(2,287)	(2,643)	(652)	(577)	(23,865)	(10,349)
(90,064)	(106,136)	—	—	—	—	—	—
(8,824,583)	(8,565,104)	—	—	—	—	—	—
(1,666,922)	(1,426,578)	—	—	—	—	—	—

—	(1,719)	—	—	—	—	(3,436)	(5,681)
—	(14,044)	—	—	—	—	(74,656)	(112,464)
—	(426)	—	—	—	—	(1,383)	(2,251)
—	(67)	—	—	—	—	(551)	(410)
—	(52)	—	—	—	—	—	—
—	(3,736)	—	—	—	—	—	—
—	(579)	—	—	—	—	—	—
(40,691,018)	(46,608,867)	(2,475,364)	(2,437,882)	(2,205,503)	(1,981,820)	(5,624,353)	(5,142,325)

1,929,524	2,124,003	—	—	—	—	39,719	633,608
62,206,926	92,173,990	15,540,538	14,413,402	14,823,798	14,995,928	26,922,990	64,480,244
14,731,988	34,746,974	304,269	43,724	11,286	—	1,364,298	332,461
67,121	99,514	—	50,655	—	—	287,612	812,848
438,116	403,625	—	—	—	—	—	—
27,646,845	10,118,159	—	—	—	—	—	—
4,025,235	5,178,920	—	—	—	—	—	—

3,347,095	3,590,840	—	—	—	—	182,970	183,609
21,514,264	27,300,259	2,421,296	2,394,190	1,956,826	1,784,750	4,778,850	4,061,479
624,540	662,791	23,890	17,297	2,007	2,085	43,481	49,494
97,067	116,391	1,611	1,999	224	216	8,778	5,737
90,045	106,079	—	—	—	—	—	—
8,600,354	8,304,819	—	—	—	—	—	—
1,666,922	1,427,157	—	—	—	—	—	—

(7,838,604)	(9,462,079)	—	—	—	—	(1,251,180)	(794,879)
(162,810,619)	(241,151,770)	(16,279,775)	(23,092,957)	(11,985,541)	(15,380,877)	(33,583,442)	(64,033,809)
(15,435,832)	(35,972,840)	(144,716)	(218,598)	(45,095)	(24,800)	(1,844,079)	(562,140)
(319,871)	(887,401)	(15,394)	(23,297)	—	(6,486)	(77,515)	(18,856)
(960,613)	(520,733)	—	—	—	—	—	—
(26,402,343)	(21,256,255)	—	—	—	—	—	—
(4,717,483)	(2,628,163)	—	—	—	—	—	—
(71,499,323)	(125,525,720)	1,851,719	(6,413,585)	4,763,505	1,370,816	(3,127,518)	5,149,796
(65,563,441)	(72,470,929)	1,656,913	610,680	5,374,399	5,126,733	(638,666)	15,104,578

628,340,418	700,811,347	64,161,876	63,551,196	74,393,565	69,266,832	191,036,227	175,931,649
$562,776,977	$628,340,418	$65,818,789	$64,161,876	$79,767,964	$74,393,565	$190,397,561	$191,036,227

Statements of Changes in Net Assets (cont’d)

Neuberger Berman Income Funds

	Strategic Income Fund
	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$318,459,876	$213,505,954
Net realized gain/(loss) on investments	96,048,804	10,905,838
Change in net unrealized appreciation/(depreciation) of investments	130,579,357	313,522,455
Net increase/(decrease) in net assets resulting from operations	545,088,037	537,934,247
Distributions to Shareholders From (Note A):
Distributable earnings:
Trust Class	(420,902)	(367,783)
Institutional Class	(287,432,163)	(193,893,795)
Class A	(8,747,025)	(6,739,910)
Class C	(2,757,598)	(2,188,734)
Class R6	(38,398,774)	(26,642,940)
Total distributions to shareholders	(337,756,462)	(229,833,162)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Trust Class	3,222,052	3,596,662
Institutional Class	2,444,416,444	2,398,406,787
Class A	85,296,390	93,866,019
Class C	19,907,559	28,184,187
Class R6	178,617,821	186,721,516
Proceeds from reinvestment of dividends and distributions:
Trust Class	407,720	354,163
Institutional Class	256,110,260	169,884,652
Class A	7,254,975	5,080,305
Class C	2,520,410	1,976,709
Class R6	38,214,093	26,441,620
Payments for shares redeemed:
Trust Class	(2,700,917)	(1,461,741)
Institutional Class	(1,188,509,064)	(1,064,495,999)
Class A	(69,976,366)	(60,917,501)
Class C	(15,975,247)	(14,841,839)
Class R6	(72,112,853)	(65,804,691)
Net increase/(decrease) from Fund share transactions	1,686,693,277	1,706,990,849
Net Increase/(Decrease) in Net Assets	1,894,024,852	2,015,091,934
Net Assets:
Beginning of year	5,345,864,880	3,330,772,946
End of year	$7,239,889,732	$5,345,864,880

See Notes to Financial Statements

Notes to Financial Statements Income Funds
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Income Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Each of Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Floating Rate Income Fund ("Floating Rate Income"), Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Impact Fund ("Municipal Impact"), Neuberger Berman Municipal Intermediate Bond Fund ("Municipal Intermediate Bond") and Neuberger Berman Strategic Income Fund ("Strategic Income") (each individually a "Fund," and collectively, the "Funds") is a separate operating series of the Trust. Each Fund is diversified. Three Funds offer Investor Class shares, one offers Trust Class shares, seven offer Institutional Class shares, seven offer Class A shares, seven offer Class C shares, one offers Class R3 shares, three offer Class R6 shares and one offers Class E shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, preferred stocks, closed-end funds and exchange-traded funds ("ETFs"), for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by

NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
Distressed Debt. Inputs used to value distressed debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and Other Market Information. For distressed or defaulted securities, inputs may also include dealer quotes, recent trades, broker-dealer indications, comparable securities, and reference data such as market research publications, when available (Level 2 inputs). In the absence of sufficient observable market data, discounted cash flow models may be employed, incorporating assumptions regarding default probabilities, recovery rates, and restructuring or liquidation values (Level 3 inputs).

Private Placement Debt. Inputs used to value private placement debt securities include spreads derived from private placement new issues, secondary trades, public bond comparables, internal matrices, and qualitative factors. Adjustments are made for credit quality, maturity, structure, and liquidity premiums. For investment-grade private placements, observable market inputs such as Treasury curves and comparable credit spreads are primarily utilized (Level 2 inputs). Where significant unobservable inputs are applied -such as internal matrices or qualitative adjustments -valuations are classified as Level 3. Index-based proxies may also be used for daily indications of valuation. Adjustments based on observable indices, such as the Markit CDX North America Investment Grade Index, are considered Level 2 inputs, while proxies combined with significant unobservable assumptions are classified as Level 3.
The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of bond forward contracts ("bond forwards") is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: Core Bond, Floating Rate Income, High Income and Strategic Income may invest in foreign securities denominated in foreign currencies. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amounts of such proceeds for the year ended October 31, 2025, were as follows:

Core Bond	$268
High Income	297,269
Strategic Income	31,023
5
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at October 31, 2025 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Core Bond	$1,151,430,031	$16,586,923	$13,771,231	$2,815,692
Floating Rate Income	530,421,368	3,509,198	8,240,952	(4,731,754)
High Income	551,602,244	15,464,969	4,437,345	11,027,624
Municipal High Income	68,929,089	1,394,239	4,393,753	(2,999,514)
Municipal Impact	79,536,911	822,331	1,478,661	(656,330)
Municipal Intermediate Bond	190,390,267	2,260,770	3,367,243	(1,106,473)
Strategic Income	8,302,999,408	136,754,797	86,511,690	50,243,107
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended October 31, 2025, the Funds recorded permanent reclassifications primarily related to prior year true up adjustments and taxable overdistribution. For the year ended October 31, 2025, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Total Distributable Earnings/(Losses)
Core Bond	$—	$—
Floating Rate Income	(16,212)	16,212
High Income	(8,279)	8,279
Municipal High Income	—	—
Municipal Impact	(8,850)	8,850
Municipal Intermediate Bond	—	—
Strategic Income	—	—

The tax character of distributions paid during the years ended October 31, 2025, and October 31, 2024, was as follows:

	Distributions Paid From:
	Ordinary Income		Tax-Exempt Income		Long-Term Capital Gain		Return of Capital		Total
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Core Bond	$48,405,582	$34,422,933	$—	$—	$—	$—	$—	$—	$48,405,582	$34,422,933
Floating Rate Income	37,228,919	38,626,230	—	—	—	—	—	—	37,228,919	38,626,230
High Income	40,691,018	46,588,244	—	—	—	—	—	20,623	40,691,018	46,608,867
Municipal High Income	25,966	29,478	2,449,398	2,408,404	—	—	—	—	2,475,364	2,437,882
Municipal Impact	7,780	10,001	2,197,723	1,971,819	—	—	—	—	2,205,503	1,981,820
Municipal Intermediate Bond	1,506	1,616	5,542,821	5,019,903	—	—	80,026	120,806	5,624,353	5,142,325
Strategic Income	337,756,462	229,833,162	—	—	—	—	—	—	337,756,462	229,833,162

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Core Bond	$2,215,154	$—	$—	$2,815,183	$(95,321,556)	$(247,381)	$(90,538,600)
Floating Rate Income	—	—	—	(4,731,753)	(53,069,109)	(29,774)	(57,830,636)
High Income	—	—	—	11,027,624	(306,558,603)	(395,167)	(295,926,146)
Municipal High Income	—	468,259	—	(2,999,514)	(13,286,118)	(8,893)	(15,826,266)
Municipal Impact	—	—	—	(656,330)	(3,717,358)	(20,548)	(4,394,236)
Municipal Intermediate Bond	—	—	—	(1,106,473)	(7,228,654)	(49,080)	(8,384,207)
Strategic Income	14,414,477	—	—	49,254,482	(171,349,775)	(2,968,350)	(110,649,166)
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and/or recognized on wash sales and straddles, timing differences of fund level distributions, mark-to-market adjustments on swaps, futures, forward FX contracts and options, amortization of bond premium, defaulted bond adjustments, amortization of organizational expenses, tax adjustments related to swap contracts.
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2025, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
Core Bond	$61,120,000	$32,705,594
Floating Rate Income	39,193,383	13,875,726
High Income	234,819,460	71,739,143
Municipal High Income	9,856,471	3,429,647
Municipal Impact	3,623,136	94,222
Municipal Intermediate Bond	6,077,129	1,151,525

	Capital Loss Carryforwards
	Long-Term	Short-Term
Strategic Income	$169,020,599	$—
During the year ended October 31, 2025, High Income and Strategic Income utilized capital loss carryforwards of $4,596,550 and $61,303,228, respectively.
6
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. Strategic Income accrues capital gains tax on unrealized and realized gains for certain securities. At October 31, 2025, Strategic Income had accrued capital gains taxes of $41,396, which is reflected in the Statements of Assets and Liabilities.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), certain of the Funds that invest in foreign securities may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). ECJ tax reclaims are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. When any such ECJ tax reclaims are not "more likely than not" to be sustained after examination by tax authorities, then no amounts are included in the Statements of Assets and Liabilities. Income recognized for ECJ tax reclaims, if any, would be included in "Investment Income" in the Statements of Operations and the cost to file these additional ECJ tax reclaims, if any, would be included in "Miscellaneous and other fees" in the Statements of Operations.
7
Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investments. Ordinarily, distributions from net investment income are declared on each business day and paid monthly, and distributions from net realized capital gains, if any, are generally distributed once a year (usually in December). Distributions to shareholders are recorded on the ex-date.

8
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
10
When-issued/delayed delivery securities: Each Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Each Fund may also enter into a TBA (To Be Announced) agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by a Fund. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
11
Derivative instruments: Certain Funds' use of derivatives during the year ended October 31, 2025, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at October 31, 2025. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the Securities and Exchange Commission ("SEC") regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the year ended October 31, 2025, Core Bond used futures to manage or adjust the risk profile and investment exposure of the Fund, including to adjust the duration and yield curve exposure of the Fund’s portfolio. During the year ended October 31, 2025, Strategic Income used futures to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets, currencies or securities, to adjust the duration of the Fund’s portfolio and to enhance total return.
Futures contracts may include certain options on exchange-traded futures contracts. At the time a Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by a Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, a Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund’s taxable income.
Bond forward contracts: During the year ended October 31, 2025, Strategic Income used bond forward contracts to obtain economic exposure in the Fund to certain markets and securities. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments posted as collateral for the bond forward.
Forward foreign currency contracts: During the year ended October 31, 2025, Strategic Income used forward FX contracts to manage or adjust the risk profile for foreign currency exposures in the Fund, to obtain or reduce economic exposure, to establish net short or long positions for markets or securities and to enhance total return.
A forward FX contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward FX contract fluctuates with changes in forward currency exchange rates. Forward FX contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. At the consummation of a forward FX contract to purchase or sell currency, a Fund may either exchange the currencies specified at the maturity of the forward FX contract or enter into a closing transaction involving the purchase or sale of an offsetting forward FX contract. Closing transactions with respect to forward FX contracts are usually performed with the counterparty to the original forward FX contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Statements of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.
Credit default swap contracts: During the year ended October 31, 2025, Strategic Income used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. When a Fund is the buyer of a credit default swap contract, it is entitled to receive the notional amount of the swap from the counterparty if a credit event occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make (or the risk of loss) would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may add economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The net periodic payments paid or received on the swap contract are accrued daily as a component of unrealized appreciation/(depreciation) and are recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation/(depreciation) in an amount equal to the daily valuation of swaps. For over-the-counter ("OTC") credit default swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. For financial reporting purposes, unamortized upfront payments/(receipts), if any, are netted with unrealized appreciation or (depreciation) and net interest receivable or payable on swap contracts to determine the fair value of swaps.
Interest rate/Inflation swap contracts: During the year ended October 31, 2025, Strategic Income used interest rate swaps and inflation swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. Under the terms of interest rate/inflation swaps, the Fund agrees to pay the swap counterparty a fixed-rate payment in exchange for the counterparty’s paying the Fund a variable-rate payment, or the Fund agrees to pay the swap counterparty a variable-rate payment in exchange for the counterparty’s paying the Fund a fixed-rate payment. The fixed-rate and variable-rate payment flows are paid by one party to the other on a periodic basis and netted against each other when applicable. There is no guarantee that these interest rate/inflation swap transactions will be successful in reducing or limiting risk.
Risks may arise if the counterparty to an interest rate/inflation swap contract fails to comply with the terms of its contract. The loss incurred due to the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise if there is no liquid market for these agreements or from movements in interest rates unanticipated by Management.
Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment or receivable streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments or receipts are reclassified to realized gains/losses in conjunction with the actual net payment or receipt of such amounts. For OTC interest rate/inflation swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. The reclassifications do not impact the Fund’s total net assets or its total net increase (decrease) in net assets resulting from operations.
Centrally cleared swap contracts: Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. A Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest receivable or payable on swap contracts to determine the fair value of swaps.
Total return basket swap contracts: During the year ended October 31, 2025, Strategic Income used total return basket swaps to increase returns, reduce risks and for hedging purposes. A Fund may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/(depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as "financing costs". Positions within the swap are reset periodically, and financing costs are reset according to the terms of the contract. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. For OTC total return basket swaps, cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gains (losses) on closing of swap contracts in the Statements of Operations.
Total return swap contracts: During the year ended October 31, 2025, Strategic Income used total return swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. Total return swaps involve commitments to pay fixed or floating rate interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into total return swap transactions, including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or (depreciation) in the Statements of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statements of Operations. For OTC total return swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty.
At October 31, 2025, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Core Bond
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$680,579	Receivable/Payable for accumulated variation margin on futures contracts	$(805,183)
Strategic Income
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	1,977,872	Receivable/Payable for accumulated variation margin on futures contracts	(2,806,128)
Bond forwards
Interest rate risk	Receivable for bond forward contracts	3,024	Payable for bond forward contracts	(158,437)
Forward FX contracts
Currency risk	Receivable for forward foreign currency contracts	9,851,238	Payable for forward foreign currency contracts	(836,180)
Centrally cleared swaps
Interest rate risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	507,958	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	(173,427)
Credit risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	1,312,032	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	(1,896,836)
Total centrally cleared swaps		1,819,990		(2,070,263)
Over-the-counter swaps
Credit risk	Over-the-counter swap contracts, at value(a)	558,599	Over-the-counter swap contracts, at value(a)	(397,924)

(a)
"Centrally cleared swaps" and "over-the counter swaps" reflect the cumulative unrealized appreciation/(depreciation) of the centrally cleared swap and over-the-counter swap contracts plus accrued interest as of October 31, 2025.

The impact of the use of these derivative instruments on the Statements of Operations during the year ended October 31, 2025, was as follows:

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Core Bond
Futures
Interest rate risk	$948,374	$904,214
Strategic Income
Futures
Interest rate risk	75,593,394	(14,793,776)
Forward FX contracts
Currency risk	(4,783,296)	(712,928)
Bond forwards
Interest rate risk	575,995	141,474
Swaps
Interest rate risk	266,650	278,651
Credit risk	10,994,481	2,502,003
Total swaps	11,261,131	2,780,654

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Forward FX contracts	Settlement of forward foreign currency contracts
Bond Forwards	Settlement of bond forward contracts
Swaps	Expiration or closing of swap contracts

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Forward FX contracts	Forward foreign currency contracts
Bond forwards	Bond forward contracts
Swaps	Swap contracts
While the Funds may receive redeemable preference shares, rights and warrants in connection with their investments in securities, these preference shares, rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Floating Rate Income, High Income, Municipal High Income, Municipal Impact and Municipal Intermediate Bond did not hold any derivative instruments during the year ended October 31, 2025 that require additional disclosures pursuant to ASC 815.
12
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statements of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
During the year ended October 31, 2025, the Funds did not participate in securities lending.
13
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to OTC derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Strategic Income held one or more of these investments at October 31, 2025. The Funds' OTC derivative assets and liabilities at fair value by type are reported gross in the Statements of Assets and Liabilities. The following tables present derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by a Fund for assets and pledged by a Fund for liabilities as of October 31, 2025.

Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Strategic Income
Bond Forward Contracts	$3,024	$(158,437)
Forward FX contracts	9,851,238	(836,180)
Over-the-counter swap contracts	558,599	(397,924)
Total	$10,412,861	$(1,392,541)

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Strategic Income
BCB	$15,181	$(3,859)	$—	$11,322	$(3,859)	$3,859	$—	$—
CITI	1,254,660	(197,668)	(1,000,000)	56,992	(197,668)	197,668	—	—
DB	3,380,180	(460)	(2,200,000)	1,179,720	(460)	460	—	—
GSI	761,559	(761,559)	—	—	(879,867)	761,559	118,308	—
HSBC	1,771	—	—	1,771	—	—	—	—
JPM	4,766,060	(237,819)	(3,660,000)	868,241	(237,819)	237,819	—	—
MS	166,639	(41,104)	—	125,535	(41,104)	41,104	—	—

Gross Amounts Not Offset in the Statements of Assets and Liabilities: (cont’d)
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
SCB	$66,811	$(31,764)	$—	$35,047	$(31,764)	$31,764	$—	$—
Total	$10,412,861	$(1,274,233)	$(6,860,000)	$2,278,628	$(1,392,541)	$1,274,233	$118,308	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A net amount greater than zero represents amounts subject to loss as of October 31, 2025, in the event of a counterparty failure. A net amount less than zero represents amounts under-collateralized to each counterparty as of October 31, 2025.

14
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.

15
Investment in other funds managed by Neuberger Berman Investment Advisers LLC: Through October 31, 2025, Strategic Income invested in Neuberger Berman Global Monthly Income Fund Ltd and Neuberger Berman Short Duration Income ETF (the "Underlying Funds") via a secondary market transaction (See Note F).

For Strategic Income’s investment in the Underlying Funds, NBIA waived a portion of its management fee equal to the management fee it received from the Underlying Funds on those assets (the "Arrangement"). For the year ended October 31, 2025, management fees waived under this Arrangement are reflected in the Statements of Operations under the caption "Fees waived." For the year ended October 31, 2025, income earned from the Underlying Funds on Strategic Income’s investments, if any, is reflected in the Statements of Operations under the caption "Dividend income—affiliated issuers." For the year ended October 31, 2025, management fees waived under this Arrangement and distributions from income and capital gains received from Strategic Income’s investments in the Underlying Funds were as follows:

	Management Fees Waived	Distributions from Income and Capital Gains
Strategic Income	$ 27,586	$806,061
16
Investment company securities and exchange-traded funds: The Funds may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 or any other applicable exemptive relief. Rule 12d1-4 permits fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

17
Unfunded loan commitments: The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of October 31, 2025, the value of unfunded loan commitments was $1,501,087 for Floating Rate Income, pursuant to the following loan agreements:

Floating Rate Income
Borrower	Principal Amount	Value
Air Comm Corporation LLC, Term Loan DD, (3 mo. USD Term SOFR + 2.75%), 6.74%, due 12/11/2031(a)	$87,231	$87,177
Archkey Solutions LLC, Term Loan DD B, (3 mo. USD Term SOFR + 0.50%), 0.50%, due 11/1/2031(a)	77,069	77,474
Clydesdale Acquisition Holdings Inc., Term Loan DD, (3 mo. USD Term SOFR + 3.25%), 3.25%, due 4/1/2032(a)	21,658	21,599
CohnReznick LLP, Term Loan DD, (3 mo. USD Term SOFR + 4.00%), 4.00%, due 3/31/2032(a)	150,070	150,445
Hanger, Inc., Term Loan DD, (1 mo. USD Term SOFR + 3.50%), 3.50%, due 10/23/2031(a)	154,164	154,472
Kaman Corporation, Term Loan DD, (3 mo. USD Term SOFR + 1.00%), 1.00%, due 2/26/2032(a)	164,045	164,455
MRP Buyer LLC, Term Loan DD, (3 mo. USD Term SOFR + 3.25%), 3.25%, due 6/4/2032(a)	82,727	81,245
Peninsula Pacific Entertainment LLC, Term Loan DD, (3 mo. USD Term SOFR), due 10/1/2032(a)	252,532	251,900 (b)
Pinnacle Buyer LLC, Term Loan DD, (3 mo. USD Term SOFR), due 10/1/2032(a)	290,323	291,411
Raven Acquisition Holdings LLC, Term Loan DD, (3 mo. USD Term SOFR + 3.00%), 3.00%, due 11/19/2031(a)	88,526	88,518
Sauer Brands Inc., Term Loan DD, (3 mo. USD Term SOFR + 3.00%), 3.00%, due 2/19/2032(a)	131,897	132,391

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of October 31, 2025.

(b)	Value determined using significant unobservable inputs.
18
Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

19
Segment reporting: In this reporting period, each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each Fund's investment manager acts as the Funds' CODM. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund's principal investment strategies as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund's total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund's single segment, are consistent with that presented within each Fund's financial statements.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

   Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA monthly, an investment management fee at an annual rate as a percentage of average daily net assets according to the following table:

	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Thereafter
Core Bond	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.15%
Floating Rate Income	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
High Income (a)	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Municipal High Income	0.40%	0.40%	0.375%	0.375%	0.35%	0.325%	0.30%
Municipal Impact	0.25%	0.25%	0.225%	0.225%	0.20%	0.175%	0.15%
Municipal Intermediate Bond	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Strategic Income	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

(a)
NBIA has contractually agreed to waive its Class E management fee for the below Fund. This undertaking lasts until October 31, 2026 and may not be terminated during its term without the consent of the Board.
Management fees contractually waived pursuant to this waiver for Class E are not subject to recovery by
NBIA.

Fund	Annualized Percentage of Average Daily Net Assets Waived	Effective Date(s)	Management Fees Waived for the Year Ended October 31, 2025
High Income	0.48%	1/11/2022	$ 108,992
Accordingly, for the year ended October 31, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of each Fund’s average daily net assets.

Effective Rate
Core Bond	0.18%
High Income	0.48%(a)
Municipal High Income	0.40%
Municipal Impact	0.25%
Strategic Income	0.40%(b)

(a)	After waivers, 0.46% annual effective net rate of the Fund’s average daily net assets.
(b)	After management fee waiver (Note A), 0.40% annual effective net rate of the Fund's average daily net assets.
Investment management fee waivers are included in the Statements of Operations under the caption "Fees waived."
Each Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of a Fund, as applicable, pays NBIA monthly, an annual administration fee equal to the following: 0.27% for each of Investor Class, Class A, Class C and Class R3; 0.40% for Trust Class of Strategic Income; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Class E shares do not pay an administration fee. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3 and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations.
At October 31, 2025, the Funds' contingent liabilities to NBIA under the contractual expense limitation agreements were as follows:

			Expenses Reimbursed in Year Ended October 31,
			2023	2024	2025
			Subject to Repayment until October 31,
Class	Contractual Expense Limitation(a)	Expiration	2026	2027	2028
Core Bond Investor Class	0.78%	10/31/28	$14,528	$15,647	$12,901
Core Bond Institutional Class	0.38%	10/31/28	232,273	187,968	286,765
Core Bond Class A	0.78%	10/31/28	3,727	538	2,023
Core Bond Class C	1.53%	10/31/28	618	391	602
Core Bond Class R6	0.28%	10/31/28	10,361	13,006	58,096
Floating Rate Income Institutional Class	0.60%	10/31/28	449,378	361,391	408,663
Floating Rate Income Class A	0.97%	10/31/28	18,698	17,660	18,615
Floating Rate Income Class C	1.72%	10/31/28	6,780	5,109	5,563
High Income Investor Class	1.00%	10/31/28	—	—	—
High Income Institutional Class	0.75%	10/31/28	—	—	—
High Income Class A	1.12%	10/31/28	—	—	—
High Income Class C	1.87%	10/31/28	—	—	21
High Income Class R3	1.37%	10/31/28	—	—	—
High Income Class R6	0.65%	10/31/28	—	—	—
Municipal High Income Institutional Class	0.50%	10/31/28	345,088	337,865	329,865
Municipal High Income Class A	0.87%	10/31/28	4,146	6,904	6,778
Municipal High Income Class C	1.62%	10/31/28	290	1,965	1,399
Municipal Impact Institutional Class	0.43%	10/31/28	310,517	319,045	306,095
Municipal Impact Class A	0.80%	10/31/28	445	2,185	1,458
Municipal Impact Class C	1.55%	10/31/28	295	1,565	1,092
Municipal Intermediate Bond Investor Class	0.45%	10/31/28	17,677	21,347	18,594
Municipal Intermediate Bond Institutional Class	0.30%	10/31/28	308,562	311,393	312,208
Municipal Intermediate Bond Class A	0.67%	10/31/28	4,759	7,571	6,957
Municipal Intermediate Bond Class C	1.42%	10/31/28	244	2,364	3,377
Strategic Income Trust Class	0.94%	10/31/28	3,707	5,803	3,774
Strategic Income Institutional Class	0.59%	10/31/28	—	—	—
Strategic Income Class A	0.99%	10/31/28	—	—	—
Strategic Income Class C	1.69%	10/31/28	11,667	8,764	10,306
Strategic Income Class R6	0.49%	10/31/28	22,907	—	—

(a)	Expense limitation per annum of the respective class's average daily net assets.

Each Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended October 31, 2025, the following class(es) repaid NBIA under their respective contractual expense limitation agreement(s) as follows:

Class	Expenses Repaid to NBIA
Strategic Income Institutional Class	$236,136
Strategic Income Class R6	39,596
Each Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below, and bears the advertising and promotion expenses.
However, the Distributor receives fees from Core Bond’s Investor Class, Strategic Income’s Trust Class, High Income’s Class R3, and each Fund’s Class A and Class C under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor’s activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these respective classes a fee at the annual rate of 0.25% of Core Bond Investor Class’, and each Fund's Class A's average daily net assets; 0.10% of Strategic Income Trust Class’ average daily net assets; 0.50% of High Income Class R3’s average daily net assets; and 1.00% of each Fund's Class C's average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules.
Class A shares of each Fund (except Strategic Income) are generally sold with an initial sales charge of up to 4.25%. Class A shares of Strategic Income are generally sold with an initial sales charge of up to 2.50%. Class A shares of each Fund (except Strategic Income) are generally sold with no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class A shares of Strategic Income are generally sold with no contingent deferred sales charge, except that a CDSC of 0.75% applies to certain redemptions made within 18 months following purchases of $250,000 or more without an initial sales charge. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.
For the year ended October 31, 2025, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Core Bond Class A	$1,799	$—	$—	$—
Core Bond Class C	—	677	—	—
Floating Rate Income Class A	1,147	—	—	—

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Floating Rate Income Class C	$—	$1,225	$—	$—
High Income Class A	208	—	—	—
High Income Class C	—	20	—	—
Municipal High Income Class A	—	—	—	—
Municipal High Income Class C	—	—	—	—
Municipal Impact Class A	—	—	—	—
Municipal Impact Class C	—	—	—	—
Municipal Intermediate Bond Class A	64	—	—	—
Municipal Intermediate Bond Class C	—	20	—	—
Strategic Income Class A	56,375	—	—	—
Strategic Income Class C	—	12,396	—	—
Note C—Securities Transactions:
During the year ended October 31, 2025, there were purchase and sale transactions of long-term securities (excluding swaps, bond forwards, forward FX contracts and futures) as follows:

	Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
Core Bond	$806,938,476	$928,391,412	$874,145,949	$668,987,873
Floating Rate Income	—	373,468,524	—	316,437,736
High Income	—	450,712,608	—	523,788,170
Municipal High Income	—	58,691,462	—	56,796,476
Municipal Impact	—	41,318,481	—	36,092,554
Municipal Intermediate Bond	—	156,394,389	—	158,448,543
Strategic Income	15,503,097,219	4,638,272,756	14,537,933,816	2,939,495,237
During the year ended October 31, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the years ended October 31, 2025, and October 31, 2024, was as follows:

	For the Year Ended October 31, 2025				For the Year Ended October 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Core Bond
Investor Class	176,124	49,591	(141,692)	84,023	191,040	44,173	(142,065)	93,148
Institutional Class	49,240,178	4,115,580	(35,718,258)	17,637,500	43,111,535	3,233,692	(28,687,334)	17,657,893
Class A	1,830,882	113,398	(1,097,806)	846,474	710,869	102,675	(647,297)	166,247
Class C	88,627	9,748	(136,584)	(38,209)	190,984	9,909	(56,168)	144,725
Class R6	6,416,366	854,186	(3,144,550)	4,126,002	13,363,206	215,538	(1,037,899)	12,540,845

	For the Year Ended October 31, 2025				For the Year Ended October 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Floating Rate Income
Institutional Class	21,998,093	3,817,244	(18,011,889)	7,803,448	17,156,121	3,914,051	(21,563,234)	(493,062)
Class A	2,799,280	74,339	(2,827,396)	46,223	3,090,789	97,205	(3,281,473)	(93,479)
Class C	177,157	40,294	(187,698)	29,753	129,308	42,910	(190,209)	(17,991)
High Income
Investor Class	254,698	436,510	(1,023,234)	(332,026)	285,832	475,755	(1,261,859)	(500,272)
Institutional Class	8,144,564	2,804,501	(21,324,726)	(10,375,661)	12,298,866	3,614,855	(32,083,988)	(16,170,267)
Class A	1,948,338	81,441	(2,037,891)	(8,112)	4,638,882	87,748	(4,790,526)	(63,896)
Class C	8,707	12,639	(41,795)	(20,449)	13,105	15,407	(118,200)	(89,688)
Class R3	58,479	11,740	(124,587)	(54,368)	53,600	14,039	(68,721)	(1,082)
Class R6	3,612,890	1,118,852	(3,435,529)	1,296,213	1,340,480	1,097,276	(2,830,250)	(392,494)
Class E	524,817	217,032	(616,604)	125,245	681,203	188,708	(350,474)	519,437
Municipal High Income
Institutional Class	1,670,212	259,951	(1,747,713)	182,450	1,549,356	256,163	(2,496,455)	(690,936)
Class A	31,803	2,567	(15,382)	18,988	4,634	1,853	(23,975)	(17,488)
Class C	—	173	(1,677)	(1,504)	5,572	213	(2,436)	3,349
Municipal Impact
Institutional Class	919,024	121,387	(743,553)	296,858	924,641	109,988	(948,030)	86,599
Class A	695	124	(2,799)	(1,980)	—	128	(1,559)	(1,431)
Class C	—	14	—	14	—	13	(398)	(385)
Municipal Intermediate Bond
Investor Class	3,665	16,730	(114,791)	(94,396)	58,205	16,758	(72,603)	2,360
Institutional Class	2,467,582	437,343	(3,084,224)	(179,299)	5,919,570	370,994	(5,842,282)	448,282
Class A	124,754	3,979	(168,139)	(39,406)	30,544	4,526	(51,441)	(16,371)
Class C	26,374	804	(7,108)	20,070	74,384	524	(1,713)	73,195
Strategic Income
Trust Class	316,943	40,564	(271,910)	85,597	360,792	36,101	(147,893)	249,000
Institutional Class	243,661,967	25,462,872	(118,734,303)	150,390,536	244,641,680	17,317,849	(108,895,676)	153,063,853
Class A	8,484,929	720,685	(6,997,495)	2,208,119	9,556,217	517,547	(6,228,013)	3,845,751
Class C	1,984,911	250,705	(1,592,705)	642,911	2,870,812	201,623	(1,514,420)	1,558,015
Class R6	17,831,673	3,804,039	(7,216,239)	14,419,473	18,862,504	2,699,222	(6,741,111)	14,820,615
Note E—Line of Credit:
At October 31, 2025, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at October 31, 2025. During the year ended October 31, 2025, none of the Funds utilized the Credit Facility.

Note F—Investments in Affiliates(a):
	Value at October 31, 2024	Purchases	Sales/ Other Reductions(b)	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(c)	Shares Held at October 31, 2025	Value at October 31, 2025
Strategic Income
Neuberger Berman Global Monthly Income Fund Ltd.	$35,740	$—	$(33,913)	$3,024	$—	$—	48,204	$4,851
Neuberger Berman Short Duration Income ETF	—	32,055,923	—	196,609	—	806,061	631,165	32,252,532
Total for affiliates held as of 10/31/25(d)	$35,740	$32,055,923	$(33,913)	$199,633	$—	$806,061		$32,257,383

(a)	Affiliated persons, as defined in the 1940 Act.
(b)	Amount represents a liquidation payment received from Neuberger Berman Global Monthly Income Fund Ltd.
(c)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by NBIA.
(d)	At October 31, 2025, the value of investments in affiliates amounted to 0.45% of net assets of Strategic Income.
Note G—Recent Accounting Pronouncement:
In December 2023, FASB issued Accounting Standards Update No. 2023-09, "Improvements to Income Tax Disclosures" ("ASU 2023-09"). ASU 2023-09 clarifies the guidance in ASC 740 "Income Taxes" to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. The amendments are intended to address investors’ requests for income tax disclosures that provide more information to help them better understand an entity’s exposure to potential changes in tax laws and the ensuing risks and opportunities and to assess income tax information that affects cash flow forecasts and capital allocation decisions. ASU 2023-09 is effective for annual reporting periods beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying ASU 2023-09.
Note H—Subsequent Event:
On December 11, 2025, the Board of Trustees of the Income Funds (the "Board") approved the proposed reorganization of each of Neuberger Berman Municipal High Income Fund and Neuberger Berman Municipal Impact Fund (each, a "Merging Fund" and collectively, the "Merging Funds") into Neuberger Berman Municipal Intermediate Bond Fund (the "Acquiring Fund") (each a "Merger" and collectively, the "Mergers"). The Mergers are subject to approval by the shareholders of the Merging Funds (the "Merging Funds Shareholders"). The Merging Funds Shareholders will be asked to vote on the Mergers at a special shareholder meeting that is anticipated to be held during the first quarter of 2026 (the "Meeting"). Each Merger is not contingent upon the approval by shareholders of the other Merging Fund, and a Merger would occur for a Merging Fund irrespective of the outcome of the shareholder vote of the other Merging Fund. It is anticipated that each Merger will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Merger.
Additional and important details about the Merger will be described in a combined proxy statement/prospectus, which is anticipated to be available in January 2026. The Merging Funds Shareholders are urged to carefully read the combined proxy statement/prospectus when it becomes available. In addition, further information about the Acquiring Fund (Neuberger Berman Municipal Intermediate Bond Fund), including its Summary Prospectus, Prospectus, and Statement of Additional Information, can be found on our website at www.nb.com.

Financial Highlights

The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Core Bond Fund
Investor Class
10/31/2025	$8.82	$0.37	$0.14	$0.51	$(0.38)	$—	$—
10/31/2024	$8.28	$0.33	$0.58	$0.91	$(0.37)	$—	$—
10/31/2023	$8.61	$0.32	$(0.31)	$0.01	$(0.34)	$—	$—
10/31/2022	$10.61	$0.20	$(1.94)	$(1.74)	$(0.26)	$—	$—
10/31/2021	$10.91	$0.13	$(0.02)	$0.11	$(0.23)	$(0.18)	$—

Institutional Class
10/31/2025	$8.83	$0.41	$0.15	$0.56	$(0.42)	$—	$—
10/31/2024	$8.30	$0.37	$0.57	$0.94	$(0.41)	$—	$—
10/31/2023	$8.62	$0.35	$(0.30)	$0.05	$(0.37)	$—	$—
10/31/2022	$10.63	$0.24	$(1.96)	$(1.72)	$(0.29)	$—	$—
10/31/2021	$10.94	$0.17	$(0.03)	$0.14	$(0.27)	$(0.18)	$—

Class A
10/31/2025	$8.80	$0.37	$0.15	$0.52	$(0.38)	$—	$—
10/31/2024	$8.27	$0.33	$0.57	$0.90	$(0.37)	$—	$—
10/31/2023	$8.59	$0.32	$(0.30)	$0.02	$(0.34)	$—	$—
10/31/2022	$10.60	$0.20	$(1.96)	$(1.76)	$(0.25)	$—	$—
10/31/2021	$10.90	$0.13	$(0.02)	$0.11	$(0.23)	$(0.18)	$—

Class C
10/31/2025	$8.81	$0.30	$0.15	$0.45	$(0.31)	$—	$—
10/31/2024	$8.28	$0.26	$0.58	$0.84	$(0.31)	$—	$—
10/31/2023	$8.60	$0.25	$(0.30)	$(0.05)	$(0.27)	$—	$—
10/31/2022	$10.61	$0.13	$(1.96)	$(1.83)	$(0.18)	$—	$—
10/31/2021	$10.91	$0.05	$(0.02)	$0.03	$(0.15)	$(0.18)	$—

Class R6
10/31/2025	$8.84	$0.41	$0.15	$0.56	$(0.43)	$—	$—
10/31/2024	$8.30	$0.37	$0.59	$0.96	$(0.42)	$—	$—
10/31/2023	$8.62	$0.36	$(0.30)	$0.06	$(0.38)	$—	$—
10/31/2022	$10.63	$0.26	$(1.97)	$(1.71)	$(0.30)	$—	$—
10/31/2021	$10.94	$0.18	$(0.03)	$0.15	$(0.28)	$(0.18)	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.38)	$8.95	5.95%	$11.8	0.90%	0.78%	4.19%	151%
$(0.37)	$8.82	11.09%	$10.9	0.94%	0.78%	3.75%	156%
$(0.34)	$8.28	(0.07)%	$9.4	0.92%	0.78%	3.59%	159%[e]
$(0.26)	$8.61	(16.65)%	$10.3	0.93%	0.78%	2.04%	164%[e]
$(0.41)	$10.61	0.97%	$13.7	0.88%	0.78%	1.17%	151%[e]

$(0.42)	$8.97	6.49%	$917.7	0.42%	0.38%	4.60%	151%
$(0.41)	$8.83	11.40%	$748.3	0.41%	0.38%	4.14%	156%
$(0.37)	$8.30	0.46%	$556.4	0.43%	0.38%	4.01%	159%[e]
$(0.29)	$8.62	(16.37)%	$413.1	0.43%	0.38%	2.42%	164%[e]
$(0.45)	$10.63	1.28%	$578.1	0.43%	0.38%	1.56%	151%[e]

$(0.38)	$8.94	6.08%	$31.7	0.79%	0.78%	4.19%	151%
$(0.37)	$8.80	10.98%	$23.8	0.79%	0.78%	3.75%	156%
$(0.34)	$8.27	0.05%	$21.0	0.80%	0.78%	3.60%	159%[e]
$(0.25)	$8.59	(16.76)%	$18.5	0.80%	0.78%	2.06%	164%[e]
$(0.41)	$10.60	0.97%	$22.6	0.80%	0.78%	1.16%	151%[e]

$(0.31)	$8.95	5.28%	$3.6	1.55%	1.53%	3.44%	151%
$(0.31)	$8.81	10.14%	$3.9	1.54%	1.53%	2.99%	156%
$(0.27)	$8.28	(0.70)%	$2.5	1.56%	1.53%	2.85%	159%[e]
$(0.18)	$8.60	(17.37)%	$1.5	1.58%	1.53%	1.33%	164%[e]
$(0.33)	$10.61	0.22%	$1.4	1.57%	1.53%	0.43%	151%[e]

$(0.43)	$8.97	6.48%	$174.4	0.32%	0.28%	4.70%	151%
$(0.42)	$8.84	11.63%	$135.4	0.31%	0.28%	4.19%	156%
$(0.38)	$8.30	0.56%	$23.0	0.34%	0.28%	4.13%	159%[e]
$(0.30)	$8.62	(16.29)%	$13.1	0.34%	0.28%	2.78%	164%[e]
$(0.46)	$10.63	1.39%	$7.2	0.33%	0.29%	1.64%	151%[e]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Floating Rate Income Fund
Institutional Class
10/31/2025	$9.43	$0.69	$(0.09)	$0.60	$(0.69)	$—	$—
10/31/2024	$9.27	$0.81	$0.16	$0.97	$(0.81)	$—	$—
10/31/2023	$9.05	$0.79	$0.23	$1.02	$(0.80)	$—	$—
10/31/2022	$9.80	$0.48	$(0.77)	$(0.29)	$(0.46)	$—	$—
10/31/2021	$9.40	$0.36	$0.40	$0.76	$(0.36)	$—	$—

Class A
10/31/2025	$9.43	$0.65	$(0.09)	$0.56	$(0.65)	$—	$—
10/31/2024	$9.27	$0.77	$0.17	$0.94	$(0.78)	$—	$—
10/31/2023	$9.05	$0.76	$0.23	$0.99	$(0.77)	$—	$—
10/31/2022	$9.80	$0.43	$(0.75)	$(0.32)	$(0.43)	$—	$—
10/31/2021	$9.40	$0.32	$0.40	$0.72	$(0.32)	$—	$—

Class C
10/31/2025	$9.42	$0.58	$(0.09)	$0.49	$(0.58)	$—	$—
10/31/2024	$9.27	$0.70	$0.15	$0.85	$(0.70)	$—	$—
10/31/2023	$9.05	$0.69	$0.23	$0.92	$(0.70)	$—	$—
10/31/2022	$9.79	$0.36	$(0.74)	$(0.38)	$(0.36)	$—	$—
10/31/2021	$9.40	$0.25	$0.39	$0.64	$(0.25)	$—	$—

High Income Bond Fund
Investor Class
10/31/2025	$7.65	$0.50	$0.09	$0.59	$(0.50)	$—	$—
10/31/2024	$7.09	$0.52	$0.56	$1.08	$(0.52)	$—	$(0.00)
10/31/2023	$7.28	$0.48	$(0.19)	$0.29	$(0.48)	$—	$—
10/31/2022	$8.68	$0.40	$(1.39)	$(0.99)	$(0.41)	$—	$—
10/31/2021	$8.33	$0.40	$0.36	$0.76	$(0.41)	$—	$—

Institutional Class
10/31/2025	$7.66	$0.51	$0.08	$0.59	$(0.51)	$—	$—
10/31/2024	$7.10	$0.53	$0.56	$1.09	$(0.53)	$—	$(0.00)
10/31/2023	$7.29	$0.50	$(0.19)	$0.31	$(0.50)	$—	$—
10/31/2022	$8.69	$0.41	$(1.39)	$(0.98)	$(0.42)	$—	$—
10/31/2021	$8.34	$0.42	$0.36	$0.78	$(0.43)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.69)	$9.34	6.55%	$498.3	0.69%	0.60%	7.33%	64%
$(0.81)	$9.43	10.83%	$429.5	0.70%	0.61%[f]	8.60%	76%
$(0.80)	$9.27	11.67%	$426.9	0.71%	0.60%	8.61%	52%
$(0.46)	$9.05	(2.96)%	$444.7	0.72%	0.60%[f]	5.04%	46%
$(0.36)	$9.80	8.12%	$341.3	0.80%	0.62%	3.67%	49%

$(0.65)	$9.34	6.16%	$14.5	1.10%	0.97%	6.95%	64%
$(0.78)	$9.43	10.42%	$14.2	1.09%	0.98%[f]	8.21%	76%
$(0.77)	$9.27	11.27%	$14.8	1.11%	0.97%	8.28%	52%
$(0.43)	$9.05	(3.33)%	$11.1	1.11%	0.97%[f]	4.59%	46%
$(0.32)	$9.80	7.72%	$10.6	1.20%	0.99%	3.29%	49%

$(0.58)	$9.33	5.37%	$5.8	1.81%	1.72%	6.21%	64%
$(0.70)	$9.42	9.49%	$5.6	1.83%	1.73%[f]	7.48%	76%
$(0.70)	$9.27	10.44%	$5.7	1.83%	1.72%	7.48%	52%
$(0.36)	$9.05	(3.97)%	$6.7	1.84%	1.72%[f]	3.82%	46%
$(0.25)	$9.79	6.81%	$6.2	1.94%	1.75%	2.54%	49%

$(0.50)	$7.74	7.99%	$52.9	0.88%	0.88%	6.53%	77%
$(0.52)	$7.65	15.52%	$54.8	0.88%	0.88%	6.86%	102%
$(0.48)	$7.09	4.03%	$54.4	0.87%	0.87%	6.61%	72%
$(0.41)	$7.28	(11.62)%	$61.8	0.87%	0.87%[g]	5.09%	72%
$(0.41)	$8.68	9.21%	$73.7	0.85%	0.85%[g]	4.63%	98%

$(0.51)	$7.74	8.03%	$337.0	0.72%	0.72%	6.69%	77%
$(0.53)	$7.66	15.71%	$412.7	0.71%	0.71%	7.03%	102%
$(0.50)	$7.10	4.20%	$497.2	0.71%	0.71%	6.76%	72%
$(0.42)	$7.29	(11.46)%	$617.3	0.71%	0.71%[g]	5.17%	72%
$(0.43)	$8.69	9.38%	$1,120.2	0.69%	0.69%[g]	4.79%	98%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
High Income Bond Fund (cont’d)
Class A
10/31/2025	$7.65	$0.48	$0.08	$0.56	$(0.48)	$—	$—
10/31/2024	$7.09	$0.50	$0.56	$1.06	$(0.50)	$—	$(0.00)
10/31/2023	$7.28	$0.47	$(0.19)	$0.28	$(0.47)	$—	$—
10/31/2022	$8.68	$0.38	$(1.39)	$(1.01)	$(0.39)	$—	$—
10/31/2021	$8.33	$0.38	$0.36	$0.74	$(0.39)	$—	$—

Class C
10/31/2025	$7.66	$0.42	$0.10	$0.52	$(0.43)	$—	$—
10/31/2024	$7.10	$0.44	$0.56	$1.00	$(0.44)	$—	$(0.00)
10/31/2023	$7.30	$0.41	$(0.20)	$0.21	$(0.41)	$—	$—
10/31/2022	$8.70	$0.33	$(1.40)	$(1.07)	$(0.33)	$—	$—
10/31/2021	$8.34	$0.32	$0.37	$0.69	$(0.33)	$—	$—

Class R3
10/31/2025	$7.66	$0.46	$0.08	$0.54	$(0.46)	$—	$—
10/31/2024	$7.10	$0.48	$0.56	$1.04	$(0.48)	$—	$(0.00)
10/31/2023	$7.29	$0.45	$(0.19)	$0.26	$(0.45)	$—	$—
10/31/2022	$8.69	$0.37	$(1.40)	$(1.03)	$(0.37)	$—	$—
10/31/2021	$8.34	$0.36	$0.36	$0.72	$(0.37)	$—	$—

Class R6
10/31/2025	$7.67	$0.52	$0.08	$0.60	$(0.52)	$—	$—
10/31/2024	$7.11	$0.54	$0.56	$1.10	$(0.54)	$—	$(0.00)
10/31/2023	$7.30	$0.50	$(0.19)	$0.31	$(0.50)	$—	$—
10/31/2022	$8.70	$0.42	$(1.39)	$(0.97)	$(0.43)	$—	$—
10/31/2021	$8.35	$0.43	$0.35	$0.78	$(0.43)	$—	$—

Class E
10/31/2025	$7.66	$0.56	$0.09	$0.65	$(0.56)	$—	$—
10/31/2024	$7.10	$0.58	$0.56	$1.14	$(0.58)	$—	$(0.00)
10/31/2023	$7.29	$0.54	$(0.19)	$0.35	$(0.54)	$—	$—
Period from 1/11/2022[i] to 10/31/2022	$8.61	$0.38	$(1.31)	$(0.93)	$(0.39)	$—	$—

Municipal High Income Fund
Institutional Class
10/31/2025	$9.47	$0.37	$(0.04)	$0.33	$(0.37)	$—	$—
10/31/2024	$8.49	$0.36	$0.98	$1.34	$(0.36)	$—	$—
10/31/2023	$8.74	$0.34	$(0.25)	$0.09	$(0.34)	$—	$—
10/31/2022	$10.82	$0.28	$(2.07)	$(1.79)	$(0.29)	$—	$—
10/31/2021	$10.32	$0.30	$0.50	$0.80	$(0.30)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.48)	$7.73	7.61%	$12.8	1.11%	1.11%	6.33%	77%
$(0.50)	$7.65	15.28%	$12.8	1.10%	1.10%	6.62%	102%
$(0.47)	$7.09	3.79%	$12.3	1.11%	1.11%	6.48%	72%
$(0.39)	$7.28	(11.85)%	$13.3	1.12%	1.12%[g,h]	4.76%	72%
$(0.39)	$8.68	8.91%	$17.2	1.12%	1.12%[g]	4.34%	98%

$(0.43)	$7.75	6.93%	$1.9	1.87%	1.87%	5.54%	77%
$(0.44)	$7.66	14.39%	$2.0	1.87%	1.87%	5.87%	102%
$(0.41)	$7.10	2.88%	$2.5	1.86%	1.86%	5.63%	72%
$(0.33)	$7.30	(12.45)%	$3.2	1.85%	1.85%[g]	4.06%	72%
$(0.33)	$8.70	8.27%	$5.0	1.83%	1.83%[g]	3.65%	98%

$(0.46)	$7.74	7.33%	$1.2	1.37%	1.37%	6.04%	77%
$(0.48)	$7.66	14.97%	$1.6	1.35%	1.35%	6.39%	102%
$(0.45)	$7.10	3.53%	$1.5	1.36%	1.36%	6.13%	72%
$(0.37)	$7.29	(12.04)%	$1.4	1.36%	1.36%[g]	4.60%	72%
$(0.37)	$8.69	8.68%	$1.8	1.33%	1.33%[g]	4.14%	98%

$(0.52)	$7.75	8.13%	$134.0	0.62%	0.62%	6.79%	77%
$(0.54)	$7.67	15.81%	$122.6	0.61%	0.61%	7.13%	102%
$(0.50)	$7.11	4.31%	$116.4	0.62%	0.62%	6.86%	72%
$(0.43)	$7.30	(11.35)%	$132.1	0.60%	0.60%[g]	5.17%	72%
$(0.43)	$8.70	9.48%	$385.3	0.59%	0.59%[g]	4.88%	98%

$(0.56)	$7.75	8.84%	$23.1	0.57%	0.09%	7.32%	77%
$(0.58)	$7.66	16.44%	$21.8	0.56%	0.08%	7.67%	102%
$(0.54)	$7.10	4.86%	$16.6	0.56%	0.08%	7.41%	72%
$(0.39)	$7.29	(10.98)%[j]	$14.6	0.58%[k]	0.10%[g,k]	6.07%[k]	72%[j,l]

$(0.37)	$9.43	3.63%	$64.8	1.04%	0.50%	3.98%	91%
$(0.36)	$9.47	15.90%	$63.3	1.04%	0.50%	3.84%	116%
$(0.34)	$8.49	0.84%	$62.6	0.97%	0.50%	3.67%	59%
$(0.29)	$8.74	(16.80)%	$84.3	0.83%	0.52%[f]	2.81%	79%
$(0.30)	$10.82	7.83%	$145.1	0.77%	0.50%	2.76%	59%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Municipal High Income Fund (cont’d)
Class A
10/31/2025	$9.46	$0.34	$(0.03)	$0.31	$(0.34)	$—	$—
10/31/2024	$8.49	$0.32	$0.97	$1.29	$(0.32)	$—	$—
10/31/2023	$8.74	$0.30	$(0.24)	$0.06	$(0.31)	$—	$—
10/31/2022	$10.81	$0.25	$(2.07)	$(1.82)	$(0.25)	$—	$—
10/31/2021	$10.31	$0.26	$0.50	$0.76	$(0.26)	$—	$—

Class C
10/31/2025	$9.48	$0.27	$(0.03)	$0.24	$(0.27)	$—	$—
10/31/2024	$8.50	$0.25	$0.98	$1.23	$(0.25)	$—	$—
10/31/2023	$8.75	$0.23	$(0.24)	$(0.01)	$(0.24)	$—	$—
10/31/2022	$10.83	$0.17	$(2.07)	$(1.90)	$(0.18)	$—	$—
10/31/2021	$10.33	$0.18	$0.50	$0.68	$(0.18)	$—	$—

Municipal Impact Fund
Institutional Class
10/31/2025	$16.19	$0.46	$0.13	$0.59	$(0.47)	$—	$—
10/31/2024	$15.35	$0.43	$0.84	$1.27	$(0.43)	$—	$—
10/31/2023	$15.50	$0.33	$(0.15)	$0.18	$(0.33)	$—	$—
10/31/2022	$17.72	$0.28	$(2.19)	$(1.91)	$(0.27)	$(0.04)	$—
10/31/2021	$17.81	$0.29	$(0.01)	$0.28	$(0.30)	$(0.07)	$—

Class A
10/31/2025	$16.19	$0.40	$0.14	$0.54	$(0.41)	$—	$—
10/31/2024	$15.36	$0.37	$0.83	$1.20	$(0.37)	$—	$—
10/31/2023	$15.50	$0.27	$(0.14)	$0.13	$(0.27)	$—	$—
10/31/2022	$17.73	$0.21	$(2.19)	$(1.98)	$(0.21)	$(0.04)	$—
10/31/2021	$17.82	$0.23	$(0.02)	$0.21	$(0.23)	$(0.07)	$—

Class C
10/31/2025	$16.19	$0.28	$0.14	$0.42	$(0.29)	$—	$—
10/31/2024	$15.36	$0.24	$0.83	$1.07	$(0.24)	$—	$—
10/31/2023	$15.50	$0.15	$(0.14)	$0.01	$(0.15)	$—	$—
10/31/2022	$17.73	$0.10	$(2.20)	$(2.10)	$(0.09)	$(0.04)	$—
10/31/2021	$17.82	$0.10	$(0.02)	$0.08	$(0.10)	$(0.07)	$—

Municipal Intermediate Bond Fund
Investor Class
10/31/2025	$10.95	$0.31	$0.15	$0.46	$(0.31)	$—	$(0.00)
10/31/2024	$10.39	$0.29	$0.56	$0.85	$(0.28)	$—	$(0.01)
10/31/2023	$10.41	$0.26	$(0.02)	$0.24	$(0.26)	$—	$—
10/31/2022	$12.09	$0.21	$(1.60)	$(1.39)	$(0.19)	$(0.07)	$(0.03)
10/31/2021	$12.01	$0.21	$0.13	$0.34	$(0.20)	$(0.06)	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.34)	$9.43	3.35%	$1.0	1.55%	0.87%	3.61%	91%
$(0.32)	$9.46	15.36%	$0.8	1.70%	0.87%	3.47%	116%
$(0.31)	$8.49	0.47%	$0.9	1.32%	0.87%	3.31%	59%
$(0.25)	$8.74	(17.03)%	$1.0	1.46%	0.90%[f]	2.48%	79%
$(0.26)	$10.81	7.44%	$1.1	1.19%	0.87%	2.40%	59%

$(0.27)	$9.45	2.59%	$0.1	3.38%	1.62%	2.85%	91%
$(0.25)	$9.48	14.61%	$0.1	3.65%	1.62%	2.72%	116%
$(0.24)	$8.50	(0.28)%	$0.1	2.00%	1.62%	2.53%	59%
$(0.18)	$8.75	(17.72)%	$0.1	3.78%	1.64%[f]	1.70%	79%
$(0.18)	$10.83	6.63%	$0.2	2.00%	1.62%	1.64%	59%

$(0.47)	$16.31	3.71%	$79.6	0.84%	0.43%	2.89%	48%
$(0.43)	$16.19	8.27%	$74.2	0.86%	0.43%	2.62%	69%
$(0.33)	$15.35	1.11%	$69.1	0.85%	0.43%	2.06%	27%
$(0.31)	$15.50	(10.88)%	$76.7	0.81%	0.43%	1.65%	20%
$(0.37)	$17.72	1.59%	$83.8	0.84%	0.43%	1.65%	20%

$(0.41)	$16.32	3.39%	$0.1	2.14%	0.80%	2.51%	48%
$(0.37)	$16.19	7.80%	$0.1	2.68%	0.80%	2.25%	69%
$(0.27)	$15.36	0.81%	$0.1	1.07%	0.80%	1.69%	27%
$(0.25)	$15.50	(11.26)%	$0.1	3.06%	0.80%	1.28%	20%
$(0.30)	$17.73	1.22%	$0.1	1.43%	0.80%	1.29%	20%

$(0.29)	$16.32	2.62%	$0.0	4.56%	1.55%	1.77%	48%
$(0.24)	$16.19	7.00%	$0.0	5.62%	1.55%	1.50%	69%
$(0.15)	$15.36	0.05%	$0.0	1.86%	1.55%	0.92%	27%
$(0.13)	$15.50	(11.92)%	$0.1	6.71%	1.55%	0.62%	20%
$(0.17)	$17.73	0.46%	$0.0	2.22%	1.55%	0.55%	20%

$(0.31)	$11.10	4.29%	$7.8	0.68%	0.45%	2.80%	83%
$(0.29)	$10.95	8.25%	$8.7	0.70%	0.45%	2.65%	89%
$(0.26)	$10.39	2.29%	$8.3	0.66%	0.45%	2.39%	58%
$(0.29)	$10.41	(11.66)%	$9.1	0.67%	0.45%	1.83%	49%
$(0.26)	$12.09	2.86%	$12.1	0.60%	0.45%	1.71%	43%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Municipal Intermediate Bond Fund (cont’d)
Institutional Class
10/31/2025	$10.94	$0.32	$0.16	$0.48	$(0.33)	$—	$(0.00)
10/31/2024	$10.38	$0.31	$0.56	$0.87	$(0.30)	$—	$(0.01)
10/31/2023	$10.40	$0.27	$(0.01)	$0.26	$(0.28)	$—	$—
10/31/2022	$12.08	$0.22	$(1.59)	$(1.37)	$(0.21)	$(0.07)	$(0.03)
10/31/2021	$12.00	$0.23	$0.13	$0.36	$(0.22)	$(0.06)	$—

Class A
10/31/2025	$10.93	$0.28	$0.17	$0.45	$(0.29)	$—	$(0.00)
10/31/2024	$10.37	$0.27	$0.56	$0.83	$(0.26)	$—	$(0.01)
10/31/2023	$10.39	$0.24	$(0.02)	$0.22	$(0.24)	$—	$—
10/31/2022	$12.07	$0.18	$(1.59)	$(1.41)	$(0.17)	$(0.07)	$(0.03)
10/31/2021	$11.99	$0.18	$0.14	$0.32	$(0.18)	$(0.06)	$—

Class C
10/31/2025	$10.94	$0.20	$0.15	$0.35	$(0.20)	$—	$(0.00)
10/31/2024	$10.38	$0.19	$0.56	$0.75	$(0.18)	$—	$(0.01)
10/31/2023	$10.40	$0.15	$(0.01)	$0.14	$(0.16)	$—	$—
10/31/2022	$12.08	$0.10	$(1.60)	$(1.50)	$(0.08)	$(0.07)	$(0.03)
10/31/2021	$12.00	$0.09	$0.13	$0.22	$(0.08)	$(0.06)	$—

Strategic Income Fund
Trust Class
10/31/2025	$9.92	$0.48	$0.35	$0.83	$(0.51)	$—	$—
10/31/2024	$9.12	$0.45	$0.83	$1.28	$(0.48)	$—	$—
10/31/2023	$9.22	$0.48	$(0.08)	$0.40	$(0.47)	$—	$(0.03)
10/31/2022	$11.41	$0.34	$(1.86)	$(1.52)	$(0.29)	$(0.21)	$(0.17)
10/31/2021	$10.96	$0.33	$0.56	$0.89	$(0.44)	$—	$—

Institutional Class
10/31/2025	$9.92	$0.52	$0.36	$0.88	$(0.55)	$—	$—
10/31/2024	$9.12	$0.48	$0.84	$1.32	$(0.52)	$—	$—
10/31/2023	$9.22	$0.51	$(0.08)	$0.43	$(0.50)	$—	$(0.03)
10/31/2022	$11.42	$0.37	$(1.86)	$(1.49)	$(0.33)	$(0.21)	$(0.17)
10/31/2021	$10.97	$0.37	$0.56	$0.93	$(0.48)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.33)	$11.09	4.44%	$178.2	0.48%	0.30%	2.95%	83%
$(0.31)	$10.94	8.42%	$177.8	0.49%	0.30%	2.80%	89%
$(0.28)	$10.38	2.44%	$164.0	0.48%	0.30%	2.55%	58%
$(0.31)	$10.40	(11.54)%	$155.2	0.46%	0.30%	1.98%	49%
$(0.28)	$12.08	3.02%	$224.4	0.44%	0.30%	1.86%	43%

$(0.29)	$11.09	4.16%	$3.0	0.89%	0.67%	2.60%	83%
$(0.27)	$10.93	8.02%	$3.4	0.90%	0.67%	2.43%	89%
$(0.24)	$10.37	2.06%	$3.4	0.84%	0.67%	2.19%	58%
$(0.27)	$10.39	(11.88)%	$2.2	0.96%	0.67%	1.63%	49%
$(0.24)	$12.07	2.64%	$2.0	0.82%	0.67%	1.50%	43%

$(0.20)	$11.09	3.28%	$1.4	1.68%	1.42%	1.83%	83%
$(0.19)	$10.94	7.22%	$1.2	1.80%	1.42%	1.70%	89%
$(0.16)	$10.38	1.30%	$0.3	1.48%	1.42%	1.42%	58%
$(0.18)	$10.40	(12.53)%	$0.4	1.79%	1.42%	0.83%	49%
$(0.14)	$12.08	1.87%	$1.6	1.58%	1.42%	0.74%	43%

$(0.51)	$10.24	8.63%	$10.7	0.99%	0.94%	4.81%	120%[e]
$(0.48)	$9.92	14.28%	$9.5	1.02%	0.94%	4.57%	71%[e]
$(0.50)	$9.12	4.22%	$6.4	1.00%	0.94%	4.99%	101%[e]
$(0.67)	$9.22	(13.82)%	$7.1	1.00%	0.94%[g]	3.27%	162%[e]
$(0.44)	$11.41	8.19%	$9.6	0.99%	0.95%[g]	2.88%	114%[e]

$(0.55)	$10.25	9.11%	$6,189.4	0.59%	0.59%[h]	5.16%	120%[e]
$(0.52)	$9.92	14.68%	$4,500.8	0.59%	0.59%[h]	4.93%	71%[e]
$(0.53)	$9.12	4.58%	$2,740.7	0.60%	0.59%	5.33%	101%[e]
$(0.71)	$9.22	(13.59)%	$1,954.9	0.60%	0.59%[g]	3.63%	162%[e]
$(0.48)	$11.42	8.56%	$2,560.0	0.60%	0.60%[g]	3.22%	114%[e]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Strategic Income Fund (cont’d)
Class A
10/31/2025	$9.93	$0.48	$0.36	$0.84	$(0.51)	$—	$—
10/31/2024	$9.13	$0.45	$0.83	$1.28	$(0.48)	$—	$—
10/31/2023	$9.23	$0.47	$(0.07)	$0.40	$(0.47)	$—	$(0.03)
10/31/2022	$11.43	$0.33	$(1.86)	$(1.53)	$(0.29)	$(0.21)	$(0.17)
10/31/2021	$10.98	$0.32	$0.57	$0.89	$(0.44)	$—	$—

Class C
10/31/2025	$9.92	$0.41	$0.36	$0.77	$(0.44)	$—	$—
10/31/2024	$9.12	$0.37	$0.84	$1.21	$(0.41)	$—	$—
10/31/2023	$9.22	$0.40	$(0.07)	$0.33	$(0.40)	$—	$(0.03)
10/31/2022	$11.42	$0.26	$(1.87)	$(1.61)	$(0.21)	$(0.21)	$(0.17)
10/31/2021	$10.96	$0.24	$0.58	$0.82	$(0.36)	$—	$—

Class R6
10/31/2025	$9.91	$0.53	$0.36	$0.89	$(0.56)	$—	$—
10/31/2024	$9.11	$0.49	$0.84	$1.33	$(0.53)	$—	$—
10/31/2023	$9.21	$0.52	$(0.08)	$0.44	$(0.51)	$—	$(0.03)
10/31/2022	$11.41	$0.39	$(1.87)	$(1.48)	$(0.34)	$(0.21)	$(0.17)
10/31/2021	$10.96	$0.38	$0.56	$0.94	$(0.49)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Year	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.51)	$10.26	8.71%	$198.8	0.96%	0.96%	4.79%	120%[e]
$(0.48)	$9.93	14.24%	$170.5	0.97%	0.97%	4.55%	71%[e]
$(0.50)	$9.13	4.19%	$121.6	0.98%	0.98%	4.96%	101%[e]
$(0.67)	$9.23	(13.92)%	$103.1	0.99%	0.99%[g,h]	3.23%	162%[e]
$(0.44)	$11.43	8.13%	$133.3	1.00%	1.00%[g,h]	2.82%	114%[e]

$(0.44)	$10.25	7.93%	$68.1	1.71%	1.69%	4.06%	120%[e]
$(0.41)	$9.92	13.43%	$59.6	1.71%	1.69%	3.83%	71%[e]
$(0.43)	$9.12	3.44%	$40.5	1.72%	1.69%	4.24%	101%[e]
$(0.59)	$9.22	(14.54)%	$42.7	1.73%	1.69%[g]	2.47%	162%[e]
$(0.36)	$11.42	7.47%	$67.3	1.73%	1.70%[g]	2.13%	114%[e]

$(0.56)	$10.24	9.22%	$772.9	0.49%	0.49%[h]	5.26%	120%[e]
$(0.53)	$9.91	14.80%	$605.5	0.49%	0.49%[h]	5.03%	71%[e]
$(0.54)	$9.11	4.68%	$421.4	0.50%	0.49%	5.44%	101%[e]
$(0.72)	$9.21	(13.52)%	$397.0	0.50%	0.49%[g]	3.76%	162%[e]
$(0.49)	$11.41	8.67%	$439.3	0.50%	0.50%[g]	3.32%	114%[e]

Notes to Financial Highlights Income Funds

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted.
Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

c
The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the
Funds’ total returns for the year ended October 31, 2025. The class action proceeds received in 2024, 2023,
2022 and 2021 had no impact on the Funds’ total returns for the years ended October 31, 2024, 2023,
2022 and 2021, respectively.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed and/or waived certain expenses and/or waived a portion of the investment management fee.
e	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been:

	Year Ended October 31,
	2025	2024	2023	2022	2021
Core Bond	—	—	185%	226%	243%
Strategic Income	258%	206%	298%	308%	308%

f
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by Floating Rate Income (2024 & 2022) and Municipal High Income (2022) and/or reimbursement and/or waiver of expenses and/or waiver of a portion of the investment management fee by Management.
Had Floating Rate Income and Municipal High Income not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

	Year Ended October 31,
	2024	2022
Floating Rate Income Institutional Class	0.60%	0.60%
Floating Rate Income Class A	0.97%	0.97%
Floating Rate Income Class C	1.72%	1.72%
Municipal High Income Institutional Class	—	0.52%
Municipal High Income Class A	—	0.90%
Municipal High Income Class C	—	1.64%

g
Includes interest expense on reverse repurchase agreements of 0.00% for each respective class for the year ended October 31, 2022 for High Income and for the year ended October 31, 2021 for High Income and
Strategic Income.

Notes to Financial Highlights Income Funds   (cont’d)

h
After repayment of expenses previously reimbursed and/or fees previously waived pursuant to the terms of the contractual expense limitation agreements by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended October 31,
	2025	2024	2022	2021
High Income Class A	—	—	1.10%	—
Strategic Income Institutional Class	0.59%	0.59%	—	—
Strategic Income Class A	—	—	0.99%	0.98%
Strategic Income Class R6	0.49%	0.49%	—	—

i	The date investment operations commenced.
j	Not annualized.
k	Annualized.
l	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2022, for High Income.

Report of Independent Registered Public Accounting Firm
To the Shareholders of Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Impact Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Strategic Income Fund and the Board of Trustees of Neuberger Berman Income Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Impact Fund, Neuberger Berman Municipal Intermediate Bond Fund and Neuberger Berman Strategic Income Fund (collectively referred to as the "Funds") (seven of the series constituting Neuberger Berman Income Funds (the "Trust")), including the schedules of investments, as of October 31, 2025 and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (seven of the series constituting Neuberger Berman Income Funds) at October 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles. The accompanying financial highlights of the Neuberger Berman Core Bond Fund, Neuberger Berman Floating Rate Income Fund, Neuberger Berman Municipal High Income Fund, and Neuberger Berman Municipal Impact Fund for the year ended October 31, 2021 were audited by another independent registered public accounting firm whose report, dated December 21, 2021, expressed an unqualified opinion on the financial statements containing those financial highlights.
Individual fund constituting Neuberger Berman Income Funds	Statement of operations	Statements of changes in net assets	Financial highlights
Neuberger Berman High Income Bond Fund Neuberger Berman Municipal Intermediate Bond Fund Neuberger Berman Strategic Income Fund	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the five years in the period ended October 31, 2025
Neuberger Berman Core Bond Fund Neuberger Berman Floating Rate Income Fund Neuberger Berman Municipal High Income Fund Neuberger Berman Municipal Impact Fund	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the four years in the period ended October 31, 2025
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from other brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
December 23, 2025

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Shareholder Servicing Agent
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue, Suite 219189
Kansas City, MO 64105-1307
For Investor, Trust & Institutional Class Shareholders address correspondence to:
Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
For Class A, Class C, Class R3 and Class R6 Shareholders:
Please contact your investment provider
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Funds' shareholders through the solicitation of proxies or otherwise.

Board Consideration of the Management Agreements
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman Income Funds (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC (with its affiliates, "Management"), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreements with Management (the "Agreements") with respect to each series (each a "Fund"). Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At a meeting held on October 9, 2025, the Board, including the Independent Fund Trustees, approved the continuation of the Agreements for each Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each Fund and its shareholders; (ii) a comparison of each Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss to Management from its relationships with each Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to each Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with each Fund.
In evaluating the Agreements with respect to each Fund, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Funds. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. In addition, the Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. Those standing committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreements. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewals of the Agreements and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreements, the Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund, and whether the Agreements were in the best interests of each respective Fund and its shareholders. The Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered each Fund’s investment management agreement separately from those of the other Funds.
This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreements to each Fund and, through the Fund, its shareholders.

Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s and NBEL’s policies and practices regarding trade execution, transaction costs, and allocation of portfolio transactions and reviewed the quality of the execution services that Management had provided. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Funds’ investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Funds beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor to the Funds, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Funds, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Funds’ various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation and whether this structure provides appropriate incentives to act in the best interests of the Funds. The Board also considered the ability of Management to attract and retain qualified personnel to service the Funds and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared each Fund’s performance, along with its fees and other expenses, to various peers, including a group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Board considered each Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems.
With respect to investment performance, the Board considered information regarding each Fund’s short-, intermediate- and long-term performance, as applicable, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the net performance of its Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.

In the case of underperformance for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark). For those Funds that the Board identified as having underperformed their benchmark indices and/or Performance Universe to an extent, or over a period of time, that the Board felt warranted additional inquiry, the Board discussed with Management each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance. The Board also considered Management’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance.
In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreements and that, after considering all relevant factors, it can determine to approve the continuation of the Agreements after its review of a Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to the Expense Group provided by the consulting firm, as discussed above. The Board reviewed a comparison of each Fund’s management fee to its Expense Group. The Board noted that the comparative management fee analysis includes, in each Fund’s management fee, the separate administrative fees paid to Management. However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the administration fees for the Funds. Accordingly, the Board also considered each Fund’s total expense ratio as compared with its Expense Group as a way of taking account of these differences.
The Board compared each Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of that Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared each Fund’s total expenses to the total expenses of that Fund’s Expense Group. Where a Fund’s management fee or total expenses were relatively higher than the Expense Group, the Board considered whether specific portfolio management, administration or oversight needs contributed to the Fund’s management fee or total expenses. The Board also noted that for some classes of certain Funds, the overall expense ratio is maintained through a contractual or voluntary fee cap and/or expense reimbursements by Management. The Board also considered the extent to which Management currently waives management fees and/or reimburses any Fund for other Fund-level expenses at different rates for different share classes and the process for monitoring the use of such waivers to guard against any such waiver resulting in any cross-subsidization by one share class of another share class.
In concluding that the benefits accruing to Management by virtue of its relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to that Fund, the Board reviewed specific data as to Management’s estimated profit or loss on each Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on Management’s estimated profit or loss on each Fund after distribution expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.) The Board considered the cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm in prior years to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profit or loss aligned with the accounting firm’s guiding principles and industry practices.

The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with each Fund. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to each Fund and, based on its review, concluded that Management’s reported level of estimated profitability, if any, on each Fund was reasonable.
Information Regarding Services to Other Clients
The Board also considered whether there were other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of any of the Funds. In the cases where such funds or separate accounts exist, the Board compared the fees charged to the respective Fund to the fees charged to such comparable funds and/or separate accounts. The Board considered the reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts were lower than the fee rates paid by the corresponding Funds, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Funds, the more extensive regulatory obligations and risks associated with managing the Funds, and other financial considerations with respect to the sponsorship and maintenance of the Funds.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered whether each Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in each Fund’s advisory fees, and whether any such breakpoints are set at appropriate asset levels. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduce many Funds’ expenses at some or all asset levels, which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if a Fund’s assets decline.
The Trustees took into account that certain Funds do not have breakpoints in their fees. For Funds that do not have breakpoints, the Board considered that setting competitive fee rates and pricing a Fund to scale before it has actually experienced an increase in assets are other means of sharing potential economies of scale with shareholders. The Board also considered that Management has provided, at no added cost to the Funds, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Funds and their shareholders.
Fund-by-Fund Analysis
With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information. The Performance Universes referenced in this section are those identified by the consulting firm, as discussed above, and the risk/return ratios referenced are the Sharpe ratios provided by the consulting firm. With respect to performance quintile rankings for a Fund compared to its Performance Universe, the first quintile represents the highest (best) performance, and the fifth quintile represents the lowest performance. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for a Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses. Where a Fund has more than one class of shares outstanding, information for Institutional Class has been provided as identified below. The Board reviewed the expense structures of all the other classes of shares of the Funds, some of which have higher fees and expenses that reflect their separate distribution and servicing arrangements and the varying needs of different investors. As a proxy for the class expense structure, the Board reviewed the expenses of each class for at least one Fund in the Trust in comparison to Expense Groups for those classes. The Board noted the effect of higher expenses on the performance of the other classes of shares.
Neuberger Berman Core Bond Fund (Institutional Class)—The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the second quintile for the 1-, 3- and 10-year periods and the first quintile for the 5-year period. In addition, the Board met with the portfolio management team in December 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee net of fees waived by Management, and total expenses each ranked in the first quintile.
Neuberger Berman Floating Rate Income Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1- and 5-year periods and lower for the 3- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the first quintile for the 1-, 3-, 5- and 10-year periods. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee net of fees waived by Management and total expenses each ranked in the first quintile.
Neuberger Berman High Income Bond Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the second quintile for the 1-year period, the fourth quintile for the 3-year period, and the third quintile for the 5- and 10-year periods. The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the second quintile of both its Morningstar and Lipper peer categories. In addition, the Board met with the portfolio management team in March 2025. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the fourth quintile, total expenses ranked in the third quintile, and actual management fee ranked in the fifth quintile.
Neuberger Berman Municipal High Income Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-year period and lower for the 3- and 5-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the third quintile for the 1-year period and the fourth quintile for the 3- and 5-year periods. The Fund was launched in 2015 and therefore does not have 10-year performance. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the third quintile and actual management fee net of fees waived by Management and total expenses each ranked in the first quintile.
Neuberger Berman Municipal Impact Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-year period and lower for the 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1- and 10-year periods and the fifth quintile for the 3- and 5-year periods. The Board noted that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the first quintile of its Lipper peer category and the second quintile of its Morningstar category. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and total expenses each ranked third of five funds and the actual management fee net of fees waived by Management ranked first of five funds.
Neuberger Berman Municipal Intermediate Bond Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1- and 5-year periods and lower for the 3- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the second quintile for the 1-year period, the third quintile for the 3- and 10-year periods, and the fourth quintile for the 5-year period. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee net of fees waived by Management and total expenses each ranked in the first quintile.
Neuberger Berman Strategic Income Fund (Institutional Class)— The Board considered that, based on performance data for the periods ended March 31, 2025: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the first quintile for the 1- and 5-year periods and the second quintile for the 3- and 10-year periods. The Board also considered that for the 7-month period ending July 31, 2025, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 3- and 5-year periods, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for those same periods. In addition, the Board met with the portfolio management team in March 2025. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee ranked in the second quintile, the actual management fee ranked in the fourth quintile, and total expenses ranked in the first quintile.
Conclusions
In approving the continuation of the Agreements, the Board concluded that, in its business judgment, the terms of each Agreement are fair and reasonable to each Fund and that approval of the continuation of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to each Fund; that the performance of each Fund was satisfactory over time, or, in the case of a Fund that underperformed relative to its Performance Universe, that the Board retained confidence in Management’s capabilities to manage each Fund; that each Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with each Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to each Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreements.

Notice to Shareholders
In early 2026 you will receive information to be used in filing your 2025 tax returns, which will include a notice of the exact tax status of all distributions paid to you by the Fund during calendar year 2025. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.
For the fiscal year ended October 31, 2025, the percentages representing the portion of distributions from net investment income that is exempt from federal tax, other than the alternative minimum tax, are as follows:
Municipal High Income	98.95%
Municipal Impact	99.65%
Municipal Intermediate Bond	99.97%
For shareholders subject to interest expense deduction limitation under Section 163(j), the following amounts of the Funds' income qualify as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

Fund	Section 163(j) Interest Dividend
Core Bond	$48,405,582
Floating Rate Income	36,607,311
High Income	40,172,772
Municipal High Income	—
Municipal Impact	—
Municipal Intermediate Bond	—
Strategic Income	328,301,201

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Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

H0648  12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The statement regarding the basis for the approval of the investment advisory contract is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable to the Registrant.
Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: January 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: January 2, 2026

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: January 2, 2026